As filed with the Securities and Exchange Commission on April 30, 2002



                                                 Registration No. 33- 83560
                                                                   811-8750
--------------------------------------------------------------------------------

                     SECURITIES AND EXCHANGE COMMISSION
                         WASHINGTON, D.C    20549

--------------------------------------------------------------------------------

                                    FORM N-4
             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                      Pre-Effective Amendment No.___


                     Post-Effective Amendment No. 13                 X

                                                                     --

                                   and

                     REGISTRATION STATEMENT UNDER THE
                      INVESTMENT COMPANY ACT OF 1940


                           Amendment No. 14                          X

                                                                     --


                            SEPARATE ACCOUNT VA BNY
                            -----------------------
                          (Exact Name of Registrant)

                 AUSA ENDEAVOR VARIABLE ANNUITY ACCOUNT
                 --------------------------------------
                        (Former Name of Registrant)

                    AUSA LIFE INSURANCE COMPANY, INC.
                    ---------------------------------
                           (Name of Depositor)

                666 Fifth Avenue, New York, New York 10103
           (Address of Depositor's Principal Executive Offices)

             Depositor's Telephone Number, including Area Code

                             (212) 246-5234

                            Frank A. Camp, Esquire
                       AUSA Life Insurance Company, Inc.
                           4333 Edgewood Road, N.E.
                           Cedar Rapids, Iowa 52499
                    (Name and Address of Agent for Service)

                                 Copy to:

                        Frederick R. Bellamy, Esquire

                      Sutherland, Asbill & Brennan L.L.P.
                        1275 Pennsylvania Avenue, N.W.
                        Washington, D.C.  20004-2404

Title of Securities Being Registered:

Flexible Premium Variable Annuity Policies


                                ______________


  It is proposed that this filing will become effective:


                                ______________


_____   immediately upon filing pursuant to paragraph (b) of Rule
        485.


  X     on May 1, 2002 pursuant to paragraph (b) of Rule 485.

-----

_____   60 days after filing pursuant to paragraph (a)(1) of Rule
        485.

_____   on ______ pursuant to paragraph (a)(1) of Rule
        485.


If appropriate, check the following box:

     _____   this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                                                   AUSA LANDMARK
                                                                VARIABLE ANNUITY

                                                                  Issued Through
                                                         SEPARATE ACCOUNT VA BNY
                                                                              By
                                               AUSA LIFE INSURANCE COMPANY, INC.

Prospectus - May 1, 2002

This flexible premium deferred annuity policy has many investment choices. There is a separate account that currently offers fifty-one underlying fund portfolios. There is also a fixed account, which offers interest at rates that are guaranteed by AUSA Life Insurance Company, Inc. (AUSA Life). You can choose any combination of these investment choices. You bear the entire investment risk for all amounts you put in the separate account.


This prospectus and the underlying fund portfolio prospectuses give you important information about the policies and the underlying fund portfolios. Please read them carefully before you invest and keep them for future reference.


If you would like more information about the AUSA Landmark Variable Annuity, you can obtain a free copy of the Statement of Additional Information (SAI) dated May 1, 2002. Please call us at (800) 525-6205 or write us at: AUSA Life Insurance Company, Inc., Financial Markets Division, Variable Annuity Department, 4333 Edgewood Road NE, Cedar Rapids, Iowa, 52499-0001. A registration statement, including the SAI has been filed with the Securities and Exchange Commission (SEC) and the SAI is incorporated herein by reference. Information about the variable annuity can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. You may obtain information about the operation of the public reference room by calling the SEC at 1-800-SEC-0330. The SEC also maintains a web site (http://www.sec.gov) that contains the prospectus, the SAI, material incorporated by reference, and other information. The table of contents of the SAI is included at the end of this prospectus.

Please note that the policies and the separate account investment choices:
..  are not bank deposits
..  are not federally insured
..  are not endorsed by any bank or government agency
..  are not guaranteed to achieve their goal
..  are subject to risks, including loss of premium

The Securities and Exchange Commission has not approved or disapproved these securities, or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Portfolios Associated with the Subaccounts

 Aggressive Asset Allocation


 Conservative Asset Allocation


 Moderate Asset Allocation


 Moderately Aggressive Asset Allocation


 Alger Aggressive Growth


 American Century Income & Growth


 American Century International


 BlackRock Global Science & Technology


 BlackRock Mid Cap Growth


 Capital Guardian Global


 Capital Guardian U.S. Equity


 Capital Guardian Value


 Clarion Real Estate Securities


 Dreyfus Small Cap Value


 Gabelli Global Growth


 Great Companies - America SM


 Great Companies - Global/2/


 Great Companies - Technology SM


 Janus Balanced (A/T)


 Janus Growth II (A/T)


 Jennison Growth


 J.P. Morgan Enhanced Index


 MFS High Yield


 PBHG Mid Cap Growth


 PBHG/NWQ Value Select


 PIMCO Total Return


 Salomon All Cap


 Transamerica Convertible Securities


 Transamerica Equity


 Transamerica Growth Opportunities


 Transamerica U.S. Government Securities


 T. Rowe Price Equity Income


 T. Rowe Price Growth Stock


 T. Rowe Price Small Cap


 Van Kampen Active International Allocation


 Van Kampen Asset Allocation


 Van Kampen Money Market


 Van Kampen Emerging Growth


 AIM V.I. Basic Value Fund - Series II shares


 AIM V.I. Capital Appreciation Fund -  Series II shares


 Alliance Growth & Income Portfolio - Class B


 Alliance Premier Growth Portfolio - Class B


 Janus Aspen - Aggressive Growth Portfolio -Service Shares


 Janus Aspen - Worldwide Growth Portfolio -Service Shares


 MFS New Discovery Series - Service Class


 MFS Total Return Series - Service Class


 Fidelity - VIP Contrafund(R) Portfolio -Service Class 2


 Fidelity - VIP Equity-Income Portfolio -Service Class 2


 Fidelity - VIP Growth Portfolio - Service Class 2


 Fidelity - VIP Mid Cap Portfolio - Service Class 2


 Fidelity - VIP Value Strategies Portfolio -Service Class 2

TABLE OF CONTENTS

GLOSSARY OF TERMS...........................................................   3

SUMMARY.....................................................................   4

ANNUITY POLICY FEE TABLE....................................................   8

EXAMPLES....................................................................  12

1. THE ANNUITY POLICY.......................................................  16

2. PURCHASE.................................................................  16
  Policy Issue Requirements.................................................  16
  Premium Payments..........................................................  16
  Initial Premium Requirements..............................................  16
  Additional Premium Payments...............................................  17
  Maximum Total Premium Payments............................................  17
  Allocation of Premium Payments............................................  17
  Policy Value..............................................................  17

3. INVESTMENT CHOICES.......................................................  17
  The Separate Account......................................................  17
  The Fixed Account.........................................................  20
  Transfers.................................................................  20

4. PERFORMANCE..............................................................  21

5. EXPENSES.................................................................  21
  Surrender Charges.........................................................  21
  Mortality and Expense Risk Fees...........................................  22
  Administrative Charges....................................................  22
  Premium Taxes.............................................................  22
  Federal, State and Local Taxes............................................  23
  Transfer Fee..............................................................  23
  Portfolio Fees and Expenses...............................................  23

6. ACCESS TO YOUR MONEY.....................................................  23
  Surrenders................................................................  23
  Delay of Payment and Transfers............................................  23

7.  ANNUITY PAYMENTS (THE INCOME PHASE).....................................  24
  Annuity Payment Options...................................................  24

8. DEATH BENEFIT............................................................  25
  When We Pay A Death Benefit...............................................  25
  When We Do Not Pay A Death Benefit........................................  26
  Amount of Death Benefit...................................................  26
  Guaranteed Minimum Death Benefit..........................................  26
  Adjusted Partial Surrender................................................  27

9. TAXES...................................................................  27
  Annuity Policies in General..............................................  27
  Qualified and Nonqualified Policies......................................  27
  Surrenders - Qualified Policies..........................................  28
  Surrenders - 403(b) Policies.............................................  28
  Diversification and Distribution Requirements............................  28
  Surrenders - Nonqualified Policies.......................................  28
  Taxation of Death Benefit Proceeds.......................................  29
  Annuity Payments.........................................................  29
  Annuity Contracts Purchased by Nonresident Aliens and Foreign
   Corporations............................................................  29
  Transfers, Assignments or Exchanges of Policies..........................  30
  Possible Tax Law Changes.................................................  30

10. ADDITIONAL FEATURES....................................................  30
  Systematic Payout Option.................................................  30
  Dollar Cost Averaging Program............................................  30
  Asset Rebalancing........................................................  31

11. OTHER INFORMATION......................................................  31
  Ownership................................................................  31
  Assignment...............................................................  31
  AUSA Life Insurance Company, Inc.........................................  32
  The Separate Account.....................................................  32
  Mixed and Shared Funding.................................................  32
  Exchanges and Reinstatements.............................................  32
  Voting Rights............................................................  33
  Distributor of the Policies..............................................  33
  IMSA.....................................................................  33
  Legal Proceedings........................................................  34

TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION...............  34

APPENDIX A
Condensed Financial Information............................................  35

APPENDIX B
Historical Performance Data................................................  44

GLOSSARY OF TERMS

Accumulation Unit - An accounting unit of measure used in calculating the policy value in the separate account before the annuity commencement date.

Annuitant - The person during whose life any annuity payments involving life contingencies will be based on.


Annuity Commencement Date - The date upon which annuity payments are to commence. This date may be any date at least thirty days after the policy date and may not be later than the last day of the policy month starting after the annuitant attains age 85, except as expressly allowed by AUSA Life. In no event will this date be later than the last day of the policy month following annuitant's 90th birthday. The annuity commencement date may have to be earlier for qualified policies and may be earlier if required by state law.


Annuity Payment Option - A method of receiving a stream of annuity payments selected by the owner.

Cash Value - The policy value less the surrender charge, service charge, and premium tax charge, if any.

Fixed Account - A part of the general account of AUSA Life. General account assets consist of all of the assets of AUSA Life that are not in the separate account.

Guaranteed Period Option - The one year guaranteed interest rate period of the fixed account which AUSA Life may offer into which premiums may be paid or amounts transferred.

Owner - The person who may exercise all rights and privileges under the policy. The owner during the lifetime of the annuitant and prior to the annuity commencement date is the person designated as the owner or a successor owner in the information that we require to issue a policy.

Policy Value - The policy form refers to this as "annuity purchase value." The value in the policy that may be used to purchase a stream of annuity payments. On or before the annuity commencement date, this is an amount equal to:

..  the premiums paid; minus
..  partial surrenders taken; plus
..  interest credited in the fixed account; plus
..  accumulated gains in the separate account; minus
..  losses in the separate account; minus

.. any applicable service charges, premium taxes, and transfer fees, and any other charges, if any.


Separate Account - Separate Account VA BNY, a separate account established and registered as a unit investment trust under the Investment Company Act of 1940, as amended (the "1940 Act"), to which premium payments under the policies may be allocated.

Subaccount - A subdivision within the separate account, the assets of which are invested in specified underlying fund portfolios.

You (Your) - the owner of the contract.


              (Note: The SAI contains a more extensive Glossary.)

SUMMARY

The sections in this summary correspond to sections in this prospectus, which discuss the topics in more detail.

1. THE ANNUITY POLICY

The flexible premium deferred variable annuity policy offered by AUSA Life Insurance Company, Inc. (AUSA Life, we, us or our) provides a way for you to invest on a tax-deferred basis in the following investment choices: fifty-one subaccounts of the separate account and the fixed account of AUSA Life. The policy is intended to accumulate money for retirement or other long-term investment purposes.


This policy offers fifty-one subaccounts in the separate account that are listed in Section 3. Each subaccount invests exclusively in shares of one of the portfolios of the underlying fund portfolios. The policy value may depend on the investment experience of the selected subaccounts. Therefore, you bear the entire investment risk with respect to all policy value in any subaccount. You could lose the amount that you invest.


The fixed account offers an interest rate that AUSA Life guarantees. We guarantee to return your investment with interest credited for all amounts allocated to the fixed account.


The policy, like all deferred annuity policies, has two phases: the "accumulation phase" and the "income phase." During the accumulation phase, earnings accumulate on a tax-deferred basis and are taxed as ordinary income when you take them out of the policy. The income phase occurs when you begin receiving regular payments from your policy. The money you can accumulate during the accumulation phase will largely determine the income payments you receive during the income phase.

2. PURCHASE

You can buy a nonqualified policy with $5,000 or more, and a qualified policy with $1,000 or more, under most circumstances. You may also buy a tax deferred 403(b) annuity policy with $50 or more. You can add as little as $50 at any time during the accumulation phase.

3. INVESTMENT OPTIONS

You can allocate your premium payments to one or more of the following underlying fund portfolios described in the underlying fund prospectuses:

Aggressive Asset Allocation


Conservative Asset Allocation


Moderate Asset Allocation


Moderately Aggressive Asset Allocation


Alger Aggressive Growth


American Century Income & Growth


American Century International


BlackRock Global Science & Technology


BlackRock Mid Cap Growth


Capital Guardian Global


Capital Guardian U.S. Equity


Capital Guardian Value


Clarion Real Estate Securities


Dreyfus Small Cap Value


Gabelli Global Growth


Great Companies - America SM


Great Companies - Global/2/


Great Companies - Technology SM


Janus Balanced (A/T)


Janus Growth II (A/T)


Jennison Growth


J.P. Morgan Enhanced Index


MFS High Yield


PBHG Mid Cap Growth


PBHG/NWQ Value Select


PIMCO Total Return


Salomon All Cap


Transamerica Convertible Securities


Transamerica Equity


Transamerica Growth Opportunities


Transamerica U.S. Government Securities


T. Rowe Price Equity Income


T. Rowe Price Growth Stock


T. Rowe Price Small Cap


Van Kampen Active International Allocation


Van Kampen Asset Allocation


Van Kampen Money Market Portfolio


Van Kampen Emerging Growth


AIM V.I. Basic Value Fund - Series II shares


AIM V.I. Capital Appreciation Fund - Series II shares


Alliance Growth & Income Portfolio - Class B


Alliance Premier Growth Portfolio - Class B


Janus Aspen - Aggressive Growth Portfolio -Service Shares

Janus Aspen - Worldwide Growth Portfolio -Service Shares


MFS New Discovery Series - Service Class


MFS Total Return Series - Service Class


Fidelity - VIP Contrafund(R) Portfolio - Service Class 2


Fidelity - VIP Equity-Income Portfolio - Service Class 2


Fidelity - VIP Growth Portfolio - Service Class 2


Fidelity - VIP Mid Cap Portfolio - Service Class 2


Fidelity - VIP Value Strategies Portfolio -Service Class 2


Depending upon their investment performance, you can make or lose money in any of the subaccounts.

You can also allocate your premium payments to the fixed account.

We currently allow you to transfer money between any of the investment choices. While we currently do not charge for transfers, we reserve the right to impose a $10 fee for each transfer in excess of 12 transfers per policy year and to impose restrictions and limitations on transfers.


4. PERFORMANCE

The value of the policy will vary up or down depending upon the investment performance of the subaccounts you choose. We provide past performance information in Appendix B and in the SAI. This data does not indicate future performance.

5. EXPENSES

No deductions are made from premium payments at the time you buy the policy so that the full amount of each premium payment is invested in one or more of your investment choices.

We may deduct a surrender charge of up to 7% of premium payments surrendered within seven years after the premium is paid. We will calculate surrender charges by taking the earnings, if any, out before premium payments.

We deduct daily mortality and expense risk fees and administrative charges each year from the assets in each subaccount. The charges are the following annual percentages of assets:

..  1.55% in the first seven policy years and 1.40% thereafter, for the Annual
   Step-Up Death Benefit; and
.. 1.40% in the first seven policy years and 1.25% thereafter, for the Return of Premium Death Benefit.

During the accumulation phase, we deduct an annual service charge of no more than $35 from the policy value on each policy anniversary. The charge is waived if the sum of all premium payments, minus all partial surrenders, is at least $50,000.

Upon total surrender, payment of a death benefit, or when annuity payments begin, we will deduct state premium taxes, which currently range from 0% to 3.50%.


The value of the net assets of the subaccounts will reflect the management fee and other expenses incurred by the underlying fund portfolios.


6. ACCESS TO YOUR MONEY

You can generally take out $500 or more anytime during the accumulation phase (except under certain qualified policies). After one year, you may take out up to 10% of the policy value free of surrender charges once each year.

Amounts surrendered in the first year, or in excess of the 10% free amount, may be subject to a surrender charge.

You may have to pay income tax and a tax penalty on any money you take out.

Access to amounts held on qualified plans may be restricted or prohibited.

You cannot take money out during the income phase, although you will generally be receiving annuity payments.

7. ANNUITY PAYMENTS (THE INCOME PHASE)

The policy allows you to receive income under one of several annuity payment options. You may choose from fixed payment options, variable payment options, or a combination of both. If you select a variable payment option, the dollar amount of your payments may go up or down.

8. DEATH BENEFIT

If you are both the owner and the annuitant and you die before the income phase begins, then your beneficiary will receive a death benefit.

Naming different persons as owner and annuitant can affect whether the death benefit is payable and to whom amounts will be paid. Use care when naming owners, annuitants, and beneficiaries, and consult your agent if you have questions.

When you purchase a policy you generally may choose one of the following guaranteed minimum death benefits:


..  Annual Step-Up; or

..  Return of Premium.

Charges are lower for the Return of Premium Death Benefit, than they are for the Annual Step-Up Death Benefit.

After the policy is issued, the guaranteed minimum death benefit cannot be changed.

If an owner is not the annuitant, no death benefit is paid if that owner dies.

9. TAXES

Your earnings, if any, are generally not taxed until you take them out. If you take money out of a nonqualified policy during the accumulation phase, earnings come out first for federal tax purposes, and are taxed as ordinary income. Under qualified policies, surrenders are prorated between taxable and nontaxable amounts. If you are younger than 59 1/2 when you take money out, you may be charged a 10% federal penalty tax on the taxable earnings. For non-qualified policies, payments during the income phase may be considered partly a return of your original investment so that part of each payment may not be taxable as income.


10. ADDITIONAL FEATURES

This policy has additional features that might interest you. These include the following:

.. You can arrange to have money automatically sent to you monthly, quarterly, semi-annually or annually while your policy is in the accumulation phase. This feature is referred to as the "Systematic Payout Option." Amounts you receive may be included in your gross income, and in certain circumstances, may be subject to penalty taxes.


.. You can arrange to automatically transfer money (at least $500 per transfer) monthly or quarterly from certain investment options into one or more subaccounts. This feature is known as "Dollar Cost Averaging."


.. We will, upon your request, automatically transfer amounts among the subaccounts on a regular basis to maintain a desired allocation of the policy value among the various subaccounts. This feature is called "Asset Rebalancing."


These features may not be suitable for your particular situation.

11. OTHER INFORMATION

Right to Cancel Period. You may return your policy for a refund within 20 days after you receive it. The amount of the refund will be the total of all premium payments made and the accumulated gains or losses in the policy value, if any. We will pay the refund within 7 days after we receive written notice of cancellation and the returned policy within the applicable time period. The policy will then be deemed void.


No Probate. The person receiving the death benefit under this policy will not have to go through probate. State laws vary on how the amount that may be paid is treated for estate tax purposes.


Who should purchase the policy? This policy is designed for people seeking long-term tax-deferred accumulation of assets, generally for retirement or other long-term purposes; and for persons who have maximized their use of other retirement savings methods, such as 401(k) plans. The tax-deferred feature is most attractive to people in high federal and state tax brackets. The tax deferral features of variable annuities are unnecessary when purchased to fund a qualified plan. You should not buy this policy if you are looking for a short-term investment, market timing, or if you cannot take the risk of losing the money that you put in.


There are various fees and charges associated with variable annuities. You should consider whether the features and benefits of this policy, such as the opportunity for lifetime income payments, a guaranteed death benefit, and the guaranteed level of certain charges, make this policy appropriate for your needs.

State Variations. Certain provisions of the policies may be different than the general description in this prospectus, and certain riders and options may not be available, because of legal restrictions in your state. See your policy for specific variations since any such state variations will be included in your policy or in riders or endorsements attached to your policy. See your agent or contact us for specific information that may be applicable to your state.


Financial Statements. Financial Statements for AUSA Life and the subaccounts are in the SAI. Condensed financial information for the subaccounts is in Appendix A to this prospectus.

12. INQUIRIES

If you need more information, please contact us at:

  Administrative and Service Office:

  Financial Markets Division
  Variable Annuity Department
  AUSA Life Insurance Company, Inc.
  4333 Edgewood Road NE
  P.O. Box 3183
  Cedar Rapids, IA 52406-3183

  You may check your policy at www.ausalife.com/fmd. Follow the logon procedures. You will need your pre-assigned Personal Identification Number ("PIN") to access information about your policy. We cannot guarantee that you will be able to access this site.

  You should protect your PIN, because on-line options may be available and could be made by anyone that knows your PIN. We may not be able to verify that the person providing instructions using your PIN is you or someone authorized by you.

                            ANNUITY POLICY FEE TABLE
--------------------------------------------------------------------------------

     Policy Owner Transaction Expenses
-------------------------------------------
Sales Load On Purchase Payments.......... 0
Maximum Surrender Charge
 (as a % of premium surrender)(/1/)..... 7%
Annual Service Charge(/2/).... $0 - $35 Per
 Policy
Transfer Fee(/3/)................. $0 - $10

     Separate Account Annual Expenses
(as a percentage of average account value)


                          Mortality and Expense Risk Fee(/4/)..  1.25%
                          Administrative Charge................  0.15%
                                                                 -----
                          TOTAL SEPARATE ACCOUNT ANNUAL
                           EXPENSES............................  1.40%
                          Optional Separate Account Expenses:
                           Annual Step-Up Death Benefit(/5/)...  0.15%
                                                                 -----
                          TOTAL SEPARATE ACCOUNT ANNUAL
                           EXPENSES WITH HIGHEST OPTIONAL
                           SEPARATE ACCOUNT EXPENSES(/6/)......  1.55%

--------------------------------------------------------------------------------
                         Portfolio Annual Expenses(/7/)
  (as a percentage of average net assets and after fee waivers and/or expense reimbursements)
--------------------------------------------------------------------------------

                                                                     Total
                                                                   Portfolio
                                    Management  Other      Rule     Annual
                                       Fees    Expenses 12b-1 Fees Expenses
----------------------------------------------------------------------------
  Aggressive Asset
   Allocation(/8/)(/9/)                0.10%     1.22%     --        1.32%
  Conservative Asset
   Allocation(/8/)(/10/)               0.10%     1.26%     --        1.36%
  Moderate Asset
   Allocation(/8/)(/11/)               0.10%     1.25%     --        1.35%
  Moderately Aggressive Asset
   Allocation(/8/)(/12/)               0.10%     1.23%     --        1.33%
  Alger Aggressive Growth              0.80%     0.17%     --        0.97%
  American Century Income & Growth     0.90%     0.50%     --        1.40%
  American Century International       1.00%     0.50%     --        1.50%
  BlackRock Global Science &
   Technology                          0.90%     0.50%     --        1.40%
  BlackRock Mid Cap Growth             0.80%     0.50%     --        1.30%
  Capital Guardian Global              1.05%     0.29%     --        1.34%
  Capital Guardian U.S. Equity         0.85%     0.23%     --        1.08%
  Capital Guardian Value               0.85%     0.09%     --        0.94%
  Clarion Real Estate Securities       0.80%     0.20%     --        1.00%
  Dreyfus Small Cap Value              0.80%     0.11%     --        0.91%
  Gabelli Global Growth                1.00%     0.20%     --        1.20%
  Goldman Sachs Growth(/13/)           0.90%     0.10%     --        1.00%
  Great Companies - AmericaSM          0.80%     0.09%     --        0.89%
  Great Companies - Global/2/          0.80%     0.20%     --        1.00%
  Great Companies - TechnologySM       0.80%     0.19%     --        0.99%
  Janus Balanced (A/T)(/8/)            0.90%     0.50%     --        1.40%
  Janus Global (A/T)(/14/)             0.80%     0.15%     --        0.95%
  Janus Growth II (A/T)                0.80%     0.07%     --        0.87%
  Jennison Growth                      0.85%     0.16%     --        1.01%
  J.P. Morgan Enhanced Index           0.75%     0.12%     --        0.87%
  MFS High Yield                      0.775%    0.325%     --        1.10%
  PBHG Baxter Mid Cap Growth           0.87%     0.13%     --        1.00%
  PBHG/NWQ Value Select                0.80%     0.14%     --        0.94%
  PIMCO Total Return(/8/)              0.70%     0.50%     --        1.20%
  Salomon All Cap                      0.85%     0.15%     --        1.00%

                 Portfolio Annual Expenses(/7/) continued


  (as a percentage of average net assets and after fee waivers and/or expense reimbursements)

--------------------------------------------------------------------------------

                                                                        Total
                                                                      Portfolio
                                       Management  Other      Rule     Annual
                                          Fees    Expenses 12b-1 Fees Expenses
-------------------------------------------------------------------------------
  Transamerica Convertible
   Securities(/8/)                       0.80%     0.50%       --       1.30%
  Transamerica Equity                    0.75%     0.10%       --       0.85%
  Transamerica Growth Opportunities      0.85%     0.35%       --       1.20%
  Transamerica U.S. Government
   Securities                            0.65%     0.10%       --       0.75%
  T. Rowe Price Dividend Growth(/13/)    0.90%     0.10%       --       1.00%
  T. Rowe Price Equity Income            0.90%     0.10%       --       0.90%
  T. Rowe Price Growth Stock             0.80%     0.11%       --       0.91%
  T. Rowe Price Small Cap                0.75%     0.25%       --       1.00%
  Van Kampen Active International
   Allocation                            0.90%     0.11%       --       1.01%
  Van Kampen Asset Allocation            0.75%     0.11%       --       0.86%
  Van Kampen Money Market                0.50%     0.09%       --       0.59%
  Van Kampen Emerging Growth             0.80%     0.12%       --       0.92%
  AIM V.I. Basic Value Fund - Series
   II shares(/15/)                       0.73%     0.57%     0.15%      1.45%
  AIM V.I. Capital Appreciation -
    Series II shares                     0.61%     0.24%     0.25%      1.10%
  Alliance Growth & Income - Class B     0.63%     0.04%     0.25%      0.92%
  Alliance Premier Growth - Class B      1.00%     0.04%     0.25%      1.29%
  Janus Aspen - Aggressive Growth -
    Service Shares(/16/)                 0.65%     0.02%     0.25%      0.92%
  Janus Aspen - Strategic Value -
    Service Shares(/13/)(/17/)           0.55%     0.70%     0.25%      1.50%
  Janus Aspen - Worldwide Growth -
   Service Shares(/16/)                  0.65%     0.04%     0.25%      0.94%
  MFS New Discovery Series - Service
   Class(/18/)(/19/)                     0.90%     0.16%     0.25%      1.31%
  MFS Total Return Series - Service
   Class(/18/)                           0.75%     0.14%     0.25%      1.14%
  Fidelity - VIP Contrafund(R) -
    Service Class 2(/20/)                0.58%     0.11%     0.25%      0.94%
  Fidelity - VIP Equity-Income -
    Service Class 2(/20/)                0.48%     0.11%     0.25%      0.84%
  Fidelity - VIP Growth - Service
   Class 2(/20/)                         0.58%     0.10%     0.25%      0.93%
  Fidelity - VIP Growth
   Opportunities -
   Service Class 2(/13/)(/20/)           0.58%     0.12%     0.25%      0.95%
  Fidelity - VIP Mid Cap - Service
   Class 2(/20/)                         0.58%     0.11%     0.25%      0.94%
  Fidelity - VIP Value Strategies -
    Service Class 2(/21/)                0.58%     0.27%     0.25%      1.10%


(/1/)The surrender charge, if any is imposed, applies to each policy, regardless of how the policy value is allocated among the separate account and the fixed account. If applicable, a surrender charge will only be applied to surrenders that exceed the amount available under certain listed exceptions. The surrender charge is decreased based on the number of years since the premium payment was made, from 7% during the first year after the premium payment was made to 0% after the seventh year after the premium payment was made.

(/2/)The annual service charge, if any is imposed, applies only to the separate account, and is assessed on a pro rata basis relative to each account's policy value as a percentage of the policy's total policy value. The service charge is deducted on each policy anniversary.

(/3/)The transfer fee, if any is imposed, applies to each policy, regardless of how the policy value is allocated among the separate account and the fixed account. There is no transfer fee for the first 12 transfers per year. For additional transfers, AUSA Life may charge a fee of $10 per transfer, but currently does not charge for any transfers.

(/4/)The mortality and expense risk fee shown (1.25%) is for the "Return of Premium Death Benefit" for policy years 1 - 7. For policy years 8 or more the mortality and expense risk fee is (1.10%)


(/5/)The fee for the "Annual Step-Up Death Benefit" for policy years 1 - 7 is in addition to the mortality and expense risk fee (1.25%). The fee for the "Annual-Step Up Death Benefit" for policy years 7 or more is in addition to the mortality and expense risk fee (1.10%).


(/6/)The Annual-Step Up Death Benefit fee is included herein.


(/7/)The fee table information relating to the underlying fund portfolios is for the year 2001 (unless otherwise noted) and was provided to AUSA Life by the underlying fund portfolios, their investment advisers or managers, and AUSA Life has not and cannot independently verify the accuracy or completeness of such information. Actual future expenses of the portfolios may be greater or less than those shown in the Table.


(/8/)Because the portfolio commenced operations on or about May 1, 2002, the percentages set forth as "Other Expenses" and "Total Portfolio Annual Expenses" are estimated.


(/9/)This portfolio is a "fund of funds" since it invests in other mutual fund portfolios. The fees and expenses shown in the table for this portfolio are in addition to the fees and expenses of the mutual fund portfolios that this portfolio invests in. The range of the total expenses for this portfolio, including the expenses of the funds that it invests in, is expected to be 2.35% to 3.00%.


(/10/)This portfolio is a "fund of funds" since it invests in other mutual fund portfolios. The fees and expenses shown in the table for this portfolio are in addition to the fees and expenses of the mutual fund portfolios that this portfolio invests in. The range of the total expenses for this portfolio, including the expenses of the funds that it invests in, is expected to be 2.26% to 2.91%.


(/11/)This portfolio is a "fund of funds" since it invests in other mutual fund portfolios. The fees and expenses shown in the table for this portfolio are in addition to the fees and expenses of the mutual fund portfolios that this portfolio invests in. The range of the total expenses for this portfolio, including the expenses of the funds that it invests in, is expected to be 2.29% to 2.94%.


(/12/)This portfolio is a "fund of funds" since it invests in other mutual fund portfolios. The fees and expenses shown in the table for this portfolio are in addition to the fees and expenses of the mutual fund portfolios that this portfolio invests in. The range of the total expenses for this portfolio, including the expenses of the funds that it invests in, is expected to be 2.33% to 2.98%.


(/13/)Effective May 1, 2002, the Goldman Sachs Growth, T. Rowe Price Dividend
      Growth, Janus Aspen - Strategic Value and Fidelity -VIP Growth Opportunities were closed to new investors.


(/14/)Effective September 1, 2000, the Janus Global subaccount (A/T) was closed to new investors.


(/15/)The Investment advisor has agreed to waive fees and/or reimburse Rule
      12b-1 distribution plan expenses (excluding interest, taxes, dividend expenses on short sales, extraordinary items and increases in expenses due to expense offset arrangements, if any) to limit total Series II operating expenses to 1.45% of average daily net assets until December 31, 2002. Total Annual Fund Operating Expenses before waivers and reimbursements for AIM V.I. Basic Value Fund - Series II was 1.55%.


(/16/)Expenses are based upon expenses for the fiscal year ended December 31, 2001. All expenses are shown without the effect of any expense offset arrangements.


(/17/)For the Strategic Value Portfolio, the management fees before waivers were 0.65%. Therefore, Total Portfolio Annual Expenses before waivers and other expenses before reimbursements (reduced by custodial offset arrangements) for the period ended December 31, 2001 were 1.60%, which includes 0.25% for the Rule 12b-1 Plan. Waivers are first applied against the management fee and then against other expenses, and will continue until at least the next annual renewal of the advisory agreement.


(/18/)Each series has an expense offset arrangement which reduces the series' custodian fee based upon the amount of cash maintained by the series which its custodian and dividend disbursing agent. Each series may enter into other such arrangements and directed brokerage arrangements, which would also have the effect of reducing the series' expenses. Other expenses do not take into account these expense reductions, and are therefore higher than the actual expenses of the series. The ratios for Other Expenses and Total Underlying Fund Annual Expenses (reduced by custodial offset arrangements), respectively, would have been as follows: 0.15%, 1.30% - MFS New Discovery Series - Service Class; and 0.13%, 1.13% - MFS Total Return Series - Service Class.


(/19/)Total Portfolio Annual Expenses before expense reimbursements would be as follows: 1.34% - MFS New Discovery Series -Service Class.


(/20/)The expenses presented in the Table are shown without brokerage/custodial expense reductions. With these reductions, the portfolios' other expenses and total expenses would have been:
      Fidelity - VIP Contrafund(R) Portfolio 0.70% and 0.90%; Fidelity - VIP Equity Income Portfolio 0.10% and 0.83%; Fidelity - VIP Growth Portfolio 0.07% and 0.90%; Fidelity - VIP Growth Opportunities Portfolio 0.10% and 0.93%; and VIP Mid Cap Portfolio 0.05% and 0.88%.


(/21/)Because the portfolio commenced operations on or about February 20, 2002, the percentages set forth as "Other Expenses" and "Total Portfolio Annual Expenses" are estimated.

EXAMPLES

You would pay the following expenses on a $1,000 investment, assuming a hypothetical 5% annual return on assets, and assuming the entire policy value is in the applicable subaccount.

The expenses reflect different mortality and expense risk fees depending on which death benefit you select:

A = Annual Step-Up Death Benefit
B = Return of Premium Death Benefit


                                                                  If the Policy is annuitized at
                                 If the Policy is surrendered     the end of the applicable time
                                 at the end of the applicable    period or if the Policy is still
                                         time period.               in the accumulation phase.
                              --------------------------------------------------------------------
                                                          10
  Subaccounts                   1 Year  3 Years 5 Years  Years  1 Year  3 Years  5 Years  10 Years
--------------------------------------------------------------------------------------------------
  Aggressive Asset
   Allocation                 A $    99 $   135 $   180 $   323 $    29  $    90 $    153 $    323
                           -----------------------------------------------------------------------
                              B $    98 $   130 $   172 $   308 $    28  $    85 $    146 $    308
--------------------------------------------------------------------------------------------------
  Conservative Asset
   Allocation                 A $   100 $   136 $   182 $   326 $    30  $    91 $    155 $    326
                           -----------------------------------------------------------------------
                              B $    98 $   131 $   174 $   312 $    28  $    87 $    148 $    312
--------------------------------------------------------------------------------------------------
  Moderate Asset
   Allocation                 A $   100 $   135 $   181 $   325 $    30  $    91 $    154 $    325
                           -----------------------------------------------------------------------
                              B $    98 $   131 $   174 $   311 $    28  $    86 $    147 $    311
--------------------------------------------------------------------------------------------------
  Moderately Aggressive
   Asset                      A $    99 $   135 $   180 $   324 $    29  $    90 $    153 $    324
                           -----------------------------------------------------------------------
   Allocation                 B $    98 $   130 $   173 $   309 $    28  $    86 $    146 $    309
--------------------------------------------------------------------------------------------------
  Alger Aggressive Growth     A     $96 $   124 $   162 $   289 $    26  $    79 $    136 $    289
                           -----------------------------------------------------------------------
                              B     $94 $   120 $   155 $   274 $    24  $    75 $    128 $    274
--------------------------------------------------------------------------------------------------
  American Century Income
   &                          A    $100 $   137 $   184 $   330 $    30  $    92 $    157 $    330
                           -----------------------------------------------------------------------
   Growth                     B     $99 $   132 $   176 $   316 $    29  $    88 $    149 $    316
--------------------------------------------------------------------------------------------------
  American Century
   International              A    $101 $   140 $   188 $   339 $    31  $    95 $    162 $    339
                           -----------------------------------------------------------------------
                              B    $100 $   135 $   181 $   325 $    30  $    91 $    154 $    325
--------------------------------------------------------------------------------------------------
  BlackRock Global Science
   &                          A    $100 $   137 $   184 $   330 $    30  $    92 $    157 $    330
                           -----------------------------------------------------------------------
   Technology                 B     $99 $   132 $   175 $   316 $    29  $    88 $    149 $    316
--------------------------------------------------------------------------------------------------
  BlackRock Mid Cap Growth    A     $99 $   134 $   179 $   321 $    29  $    89 $    152 $    321
                           -----------------------------------------------------------------------
                              B     $98 $   129 $   171 $   306 $    28  $    85 $    145 $    306
--------------------------------------------------------------------------------------------------
  Capital Guardian Global     A    $100 $   135 $   181 $   324 $    30  $    90 $    154 $    324
                           -----------------------------------------------------------------------
                              B     $98 $   131 $   173 $   310 $    28  $    86 $    147 $    310
--------------------------------------------------------------------------------------------------
  Capital Guardian U.S.
   Equity                     A     $97 $   127 $   168 $   300 $    27  $    83 $    141 $    300
                           -----------------------------------------------------------------------
                              B     $95 $   123 $   160 $   285 $    25  $    78 $    134 $    285
--------------------------------------------------------------------------------------------------
  Capital Guardian Value      A     $96 $   123 $   161 $   286 $    26  $    79 $    134 $    286
                           -----------------------------------------------------------------------
                              B     $94 $   119 $   153 $   271 $    24  $    74 $    127 $    271
--------------------------------------------------------------------------------------------------
  Clarion Real Estate
   Securities                 A     $96 $   125 $   164 $   292 $    26  $    80 $    137 $    292
                           -----------------------------------------------------------------------
                              B     $95 $   120 $   156 $   277 $    25  $    76 $    130 $    277
--------------------------------------------------------------------------------------------------
  Dreyfus Small Cap Value     A     $95 $   122 $   159 $   283 $    25  $    78 $    133 $    283
                           -----------------------------------------------------------------------
                              B     $94 $   118 $   152 $   268 $    24  $    73 $    125 $    268
--------------------------------------------------------------------------------------------------
  Gabelli Global Growth       A     $98 $   131 $   174 $   311 $    28  $    86 $    147 $    311
                           -----------------------------------------------------------------------
                              B     $97 $   126 $   166 $   297 $    27  $    82 $    140 $    297

EXAMPLES continued...



                                                                     If the Policy is annuitized at
                                 If the Policy is surrendered        the end of the applicable time
                                 at the end of the applicable       period or if the Policy is still
                                         time period.                  in the accumulation phase.
                              -------------------------------------------------------------------------
                                                            10
  Subaccounts                   1 Year  3 Years  5 Years   Years   1 Year   3 Years  5 Years   10 Years
-------------------------------------------------------------------------------------------------------
  Goldman Sachs Growth        A     $96 $   125  $   164  $   292  $    26   $    80 $    137  $    292
                           ----------------------------------------------------------------------------
                              B     $95 $   120  $   156  $   277  $    25   $    76 $    130  $    277
-------------------------------------------------------------------------------------------------------
  Great Companies -
    AmericaSM                 A     $95 $   122  $   158  $   281  $    25   $    77 $    132  $    281
                           ----------------------------------------------------------------------------
                              B     $94 $   117  $   151  $   266  $    24   $    73 $    124  $    266
-------------------------------------------------------------------------------------------------------
  Great Companies -
    Global/2/                 A     $96 $   125  $   164  $   292  $    26   $    80 $    137  $    292
                           ----------------------------------------------------------------------------
                              B     $95 $   120  $   156  $   277  $    25   $    76 $    130  $    277
-------------------------------------------------------------------------------------------------------
  Great Companies -
    TechnologySM              A     $96 $   125  $   163  $   291  $    26   $    80 $    137  $    291
                           ----------------------------------------------------------------------------
                              B     $95 $   120  $   156  $   276  $    25   $    76 $    129  $    276
-------------------------------------------------------------------------------------------------------
  Janus Balanced (A/T)        A    $100    $137     $184     $330      $30   $    92     $157      $330
                           ----------------------------------------------------------------------------
                              B     $99    $132     $176     $316      $29   $    88     $149      $316
-------------------------------------------------------------------------------------------------------
  Janus Global (A/T)          A     $96    $123     $161     $287      $26   $    79     $135      $287
                           ----------------------------------------------------------------------------
                              B     $94    $119     $154     $272      $24   $    74     $127      $272
-------------------------------------------------------------------------------------------------------
  Janus Growth II (A/T)       A     $95    $121     $157     $279      $25   $    76     $131      $279
                           ----------------------------------------------------------------------------
                              B     $93    $117     $150     $264      $23   $    72     $123      $264
-------------------------------------------------------------------------------------------------------
  Jennison Growth             A     $96    $125     $164     $293      $26   $    81     $138      $293
                           ----------------------------------------------------------------------------
                              B     $95    $121     $157     $278      $25   $    76     $130      $278
-------------------------------------------------------------------------------------------------------
  J.P. Morgan Enhanced
   Index                      A     $95    $121     $157     $279      $25   $    76     $131      $279
                           ----------------------------------------------------------------------------
                              B     $93    $117     $150     $264      $23   $    72     $123      $264
-------------------------------------------------------------------------------------------------------
  MFS High Yield              A     $97    $128     $169     $301      $27   $    83     $142      $301
                           ----------------------------------------------------------------------------
                              B     $96    $123     $161     $287      $26   $    79     $135      $287
-------------------------------------------------------------------------------------------------------
  PBHG Mid Cap Growth         A     $96    $125     $164     $292      $26   $    80     $137      $292
                           ----------------------------------------------------------------------------
                              B     $95    $120     $156     $277      $25   $    76     $130      $277
-------------------------------------------------------------------------------------------------------
  PBHG/NWQ Value Select       A     $96    $123     $161     $286      $26   $    79     $134      $286
                           ----------------------------------------------------------------------------
                              B     $94    $119     $153     $271      $24   $    74     $127      $271
-------------------------------------------------------------------------------------------------------
  PIMCO Total Return          A     $98    $131     $174     $311      $28   $    86     $147      $311
                           ----------------------------------------------------------------------------
                              B     $97    $126     $166     $297      $27   $    82     $140      $297
-------------------------------------------------------------------------------------------------------
  Salomon All Cap             A     $96    $125     $164     $292      $26   $    80     $137      $292
                           ----------------------------------------------------------------------------
                              B     $95    $120     $156     $277      $25   $    76     $130      $277
-------------------------------------------------------------------------------------------------------
  Transamerica Convertible    A     $99    $134     $179     $321      $29   $    89     $152      $321
                           ----------------------------------------------------------------------------
   Securities                 B     $98    $129     $171     $306      $28   $    85     $145      $306
-------------------------------------------------------------------------------------------------------
  Transamerica Equity         A     $95    $120     $156     $277      $25   $    76     $130      $277
                           ----------------------------------------------------------------------------
                              B     $93    $116     $149     $262      $23   $    71     $122      $262

EXAMPLES continued...



                                                                     If the Policy is annuitized at
                                 If the Policy is surrendered        the end of the applicable time
                                 at the end of the applicable       period or if the Policy is still
                                         time period.                  in the accumulation phase.
-------------------------------------------------------------------------------------------------------
                                                            10
  Subaccounts                   1 Year  3 Years  5 Years   Years   1 Year   3 Years  5 Years   10 Years
-------------------------------------------------------------------------------------------------------
  Transamerica Growth         A     $98    $131     $174     $311      $28       $86     $147      $311
                           ----------------------------------------------------------------------------
   Opportunities              B     $97    $126     $166     $297      $27       $82     $140      $297
-------------------------------------------------------------------------------------------------------
  Transamerica U.S.
   Government                 A     $94    $117     $151     $267      $24       $73     $125      $267
                           ----------------------------------------------------------------------------
   Securities                 B     $92    $113     $144     $252      $22       $68     $117      $252
-------------------------------------------------------------------------------------------------------
  T. Rowe Price Dividend
   Growth                     A     $96    $125     $164     $292      $26       $80     $137      $292
                           ----------------------------------------------------------------------------
                              B     $95    $120     $156     $277      $25       $76     $130      $277
-------------------------------------------------------------------------------------------------------
  T. Rowe Price Equity
   Income                     A     $95    $122     $159     $282      $25       $77     $132      $282
                           ----------------------------------------------------------------------------
                              B     $94    $117     $151     $267      $24       $73     $125      $267
-------------------------------------------------------------------------------------------------------
  T. Rowe Price Growth
   Stock                      A     $95    $122     $159     $283      $25   $    78     $133      $283
                           ----------------------------------------------------------------------------
                              B     $94    $118     $152     $268      $24   $    73     $125      $268
-------------------------------------------------------------------------------------------------------
  T. Rowe Price Small Cap     A     $96    $125     $164     $292      $26   $    80     $137      $292
                           ----------------------------------------------------------------------------
                              B     $95    $120     $156     $277      $25   $    76     $130      $277
-------------------------------------------------------------------------------------------------------
  Van Kampen Active
   International              A     $96    $125     $164     $293      $26   $    81     $138      $293
                           ----------------------------------------------------------------------------
   Allocation                 B     $95    $121     $157     $278      $25   $    76     $130      $278
-------------------------------------------------------------------------------------------------------
  Van Kampen Asset
   Allocation                 A     $95    $121     $157     $278      $25   $    76     $130      $278
                           ----------------------------------------------------------------------------
                              B     $93    $116     $149     $263      $23   $    72     $123      $263
-------------------------------------------------------------------------------------------------------
  Van Kampen Money Market     A     $92    $113     $143     $251      $22   $    68     $117      $251
                           ----------------------------------------------------------------------------
                              B     $91    $108     $135     $235      $21   $    63     $109      $235
-------------------------------------------------------------------------------------------------------
  Van Kampen Emerging
   Growth                     A     $95    $123     $160     $284      $25   $    78     $133      $284
                           ----------------------------------------------------------------------------
                              B     $94    $118     $152     $269      $24   $    73     $126      $269
-------------------------------------------------------------------------------------------------------
  AIM V.I. Basic Value
   Fund                       A    $101    $138     $186     $335      $31       $94     $159      $335
                           ----------------------------------------------------------------------------
   Series II shares           B     $99    $134     $179     $321      $29       $89     $152      $321
-------------------------------------------------------------------------------------------------------
  AIM V.I. Capital
   Appreciation               A     $97    $128     $169     $301      $27       $83     $142      $301
                           ----------------------------------------------------------------------------
   Fund Series II shares      B     $96    $123     $161     $287      $26       $79     $135      $287
-------------------------------------------------------------------------------------------------------
  Alliance Growth &
   Income -                   A     $95    $123     $160     $284      $25       $78     $133      $284
                           ----------------------------------------------------------------------------
   Class B                    B     $94    $118     $152     $269      $24       $73     $126      $269
-------------------------------------------------------------------------------------------------------
  Alliance Premier
   Growth -                   A     $99    $134     $178     $320      $29       $89     $151      $320
                           ----------------------------------------------------------------------------
   Class B                    B     $98    $129     $171     $305      $28       $85     $144      $305
-------------------------------------------------------------------------------------------------------
  Janus Aspen - Aggressive
   Growth                     A     $95    $123     $160     $284      $25       $78     $133      $284
                           ----------------------------------------------------------------------------
   Service Shares             B     $94    $118     $152     $269      $24       $73     $126      $269
-------------------------------------------------------------------------------------------------------
  Janus Aspen - Strategic
   Value                      A    $101    $140     $188     $339      $31       $95     $162      $339
                           ----------------------------------------------------------------------------
   Service Shares             B    $100    $135     $181     $325      $30       $91     $154      $325

EXAMPLES continued...



                                                                If the Policy is annuitized at
                                If the Policy is surrendered    the end of the applicable time
                                at the end of the applicable   period or if the Policy is still
                                        time period.              in the accumulation phase.
------------------------------------------------------------------------------------------------
                                                        10
  Subaccounts                  1 Year 3 Years 5 Years  Years  1 Year  3 Years  5 Years  10 Years
------------------------------------------------------------------------------------------------
  Janus Aspen - Worldwide    A $   96 $   123 $   161 $   286 $    26  $    79 $    134 $    286
                           ---------------------------------------------------------------------
   Growth Service Shares     B $   94 $   119 $   153 $   271 $    24  $    74 $    127 $    271
------------------------------------------------------------------------------------------------
  MFS New Discovery
   Series -                  A $   99 $   134 $   179 $   322 $    29  $    90 $    152 $    322
                           ---------------------------------------------------------------------
   Service Class             B $   98 $   130 $   172 $   307 $    28  $    85 $    145 $    307
------------------------------------------------------------------------------------------------
  MFS Total Return
   Series -                  A $   98 $   129 $   171 $   305 $    28  $    85 $    144 $    305
                           ---------------------------------------------------------------------
   Service Class             B $   96 $   125 $   163 $   291 $    26  $    80 $    137 $    291
------------------------------------------------------------------------------------------------
  Fidelity - VIP
   Contrafund(R)             A $   96 $   123 $   161 $   286 $    26  $    79 $    134 $    286
                           ---------------------------------------------------------------------
   Service Class 2           B $   94 $   119 $   153 $   271 $    24  $    74 $    127 $    271
------------------------------------------------------------------------------------------------
  Fidelity - VIP Equity-
   Income                    A $   95 $   120 $   156 $   276 $    25  $    76 $    129 $    276
                           ---------------------------------------------------------------------
   Service Class 2           B $   93 $   116 $   148 $   261 $    23  $    71 $    122 $    261
------------------------------------------------------------------------------------------------
  Fidelity - VIP Growth      A $   95 $   123 $   160 $   285 $    25  $    78 $    134 $    285
                           ---------------------------------------------------------------------
   Service Class 2           B $   94 $   118 $   153 $   270 $    24  $    74 $    126 $    270
------------------------------------------------------------------------------------------------
  Fidelity - VIP Growth      A $   96 $   123 $   161 $   287 $    26  $    79 $    135 $    287
                           ---------------------------------------------------------------------
   Opportunities Service
    Class 2                  B $   94 $   119 $   154 $   272 $    24  $    74 $    127 $    272
------------------------------------------------------------------------------------------------
  Fidelity - VIP Mid Cap     A $   96 $   123 $   161 $   286 $    26  $    79 $    134 $    286
                           ---------------------------------------------------------------------
   Service Class 2           B $   94 $   119 $   153 $   271 $    24  $    74 $    127 $    271
------------------------------------------------------------------------------------------------
  Fidelity - VIP Value
   Strategies                A $   97 $   128 $   169 $   301 $    27  $    83 $    142 $    301
                           ---------------------------------------------------------------------
   Service Class 2           B $   96 $   123 $   161 $   287 $    26  $    79 $    135 $    287


The above tables will assist you in understanding the costs and expenses that you will bear, directly or indirectly. These include the year 2001 expenses of the underlying portfolios, including any fee waivers and/or expense reimbursements (said fee waivers and expense reimbursements are assumed to continue throughout the periods shown in the examples). In addition to the expenses listed above, premium taxes may be applicable.


These examples should not be considered a representation of past or future expenses, and actual expenses may be greater or lesser than those shown. The assumed 5% annual return is hypothetical and should not be considered a representation of past or future annual returns, which could be greater or less than the assumed rate.

In these examples, the $35 annual service charge is reflected as a charge of 0.0320% based on an average policy value of $109,311.00 (as of December 31, 2001). Normally, the service charge would be waived if the premium payment, less partial surrenders, is at least $50,000 on a policy anniversary. However, $35 has been included in these examples for illustrative purposes.

1. THE ANNUITY POLICY

This prospectus describes the AUSA Landmark Variable Annuity policy offered by AUSA Life Insurance Company, Inc.

An annuity is a contract between you, the owner, and an insurance company (in this case AUSA Life), where the insurance company promises to pay you an income in the form of annuity payments. These payments begin on a designated date, referred to as the annuity commencement date. Until the annuity commencement date, your annuity is in the accumulation phase and the earnings (if any) are tax deferred. Tax deferral means you generally are not taxed on your annuity until you take money out of your annuity. After the annuity commencement date, your annuity switches to the income phase.


The policy is a flexible premium deferred variable annuity. You can use the policy to accumulate funds for retirement or other long-term financial planning purposes.


The policy is a "flexible premium" annuity because after you purchase it, you can generally make additional investments of $50 or more until the annuity commencement date. You are not required to make any additional investments.

The policy is a "variable" annuity because the value of your investments can go up or down based on the performance of your investment choices. If you invest in the separate account, the amount of money you are able to accumulate in your policy during the accumulation phase depends upon the performance of your investment choices. You could lose the amount that you allocate to the separate account. The amount of annuity payments you receive during the income phase from the separate account also depends upon the investment performance of your investment choices for the income phase.

The policy also contains a fixed account. The fixed account offers a one year interest rate that AUSA Life guarantees will not decrease during each one year period.

2. PURCHASE

Policy Issue Requirements

AUSA Life will not issue a policy unless:

.. AUSA Life receives all information needed to issue the policy, .. AUSA Life receives a minimum initial premium payment;

.. The annuitant, owner, and any joint owner are age 84 or younger (may be lower for qualified policies); and

..  You meet our underwriting standards.

We reserve the right to reject any application or premium payment.


Premium Payments

You should make checks for premium payments payable only to AUSA Life Insurance Company, Inc. and send them to the administrative and service office. Your check must be honored in order for AUSA Life to pay any associated payments and benefits due under the policy.

Initial Premium Requirements

The initial premium payment for nonqualified policies must be at least $5,000, and at least $1,000 for qualified policies. The initial premium payment for policies issued under section 403(b) of the Internal Revenue Code is $50. We will credit your initial premium payment to your policy within two business days after the day we receive it and your complete policy information. If we are unable to credit your initial premium payment, we will contact you within five business days and explain why. We will also return your initial premium payment at that time unless you let us keep it and credit it as soon as possible.

The date on which we credit your initial premium payment to your policy is generally the policy date. The policy date is used to determine policy years, policy months and policy anniversaries.

There may be delays in our receipt of applications that are outside of our control (for example, because of the failure of the selling broker/dealer or sales agent to forward the application to us promptly, or because of delays in determining that the policy is suitable for you). Any such delays will affect when your policy can be issued and your premium allocated among your investment choices.


Additional Premium Payments

You are not required to make any additional premium payments. However, you can make additional premium payments as often as you like during the accumulation phase. Additional premium payments must be at least $50. We will credit additional premium payments to your policy as of the business day we receive your premium and required information. Additional premium payments must be received before the New York Stock Exchange closes to get same-day pricing of the additional premium payment.

Maximum Total Premium Payments

Cumulative premium payments above $1,000,000 for issue ages 0 - 80 require prior approval by AUSA Life. For issue ages over 80, we allow premium payments up to $500,000.


Allocation of Premium Payments

When you purchase a policy, we will allocate your premium payments to the investment choices you select. Your allocation must be in whole percentages and must total 100%. We will allocate additional premium payments the same way, unless you request a different allocation.

If you allocate premium payment to the dollar cost averaging program, you must give us instructions regarding the subaccount(s) to which transfers are to be made or we cannot accept your premium payment.

You may change allocations for future additional premium payments by sending us written instructions. The allocation change will apply to premium payments received on or after the date we receive the change request.

You could lose the amount you allocate to the variable subaccounts.


Policy Value

You should expect your policy value to change from valuation period to valuation period. A valuation period begins at the close of trading on the New York Stock Exchange on each business day and ends at the close of trading on the next succeeding business day. A business day is each day that the New York Stock Exchange is open. The New York Stock Exchange generally closes at 4:00 p.m. eastern time. Holidays are generally not business days.

3. INVESTMENT CHOICES

The Separate Account

There are currently fifty-one variable subaccounts available under the policy for new investors.


The subaccounts invest in shares of the various underlying fund portfolios. The companies that provide investment advice and administrative services for the underlying fund portfolios offered through this policy are listed below. The following variable investment choices are currently offered through this policy:

AEGON/TRANSAMERICA SERIES FUND, INC.


Subadvised by AEGON/Transamerica Fund Advisers, Inc.


  Aggressive Asset Allocation


  Conservative Asset Allocation


  Moderate Asset Allocation


  Moderately Aggressive Asset Allocation


Subadvised by Fred Alger Management, Inc.


  Alger Aggressive Growth


Subadvised by American Century Investment Management, Inc.


  American Century Income & Growth


  American Century International(/1/)


Subadvised by BlackRock Advisors, Inc.


  BlackRock Global Science & Technology


  BlackRock Mid Cap Growth


Subadvised by Capital Guardian Trust Company


  Capital Guardian Global(/2/)(/3/)


  Capital Guardian U.S. Equity(/2/)(/4/)


  Capital Guardian Value(/2/)(/5/)


Subadvised by Clarion CRA Securities, LP


  Clarion Real Estate Securities

Subadvised by The Dreyfus Corporation


  Dreyfus Small Cap Value(/2/)(/6/)


Subadvised by Gabelli Asset Management Company


  Gabelli Global Growth


Subadvised by Great Companies, L.L.C.


  Great Companies - AmericaSM


  Great Companies - Global/2/


  Great Companies - TechnologySM


Subadvised by Janus Capital Corporation


  Janus Balanced (A/T)


  Janus Growth II (A/T)(/2/)(/7/)


Subadvised by Jennison Associates LLC


  Jennison Growth(/2/)(/8/)


Subadvised by J.P. Morgan Investment Management Inc.


  J.P. Morgan Enhanced Index(/2/)(/9/)


Subadvised by Massachusetts Financial Services Company


  MFS High Yield(/2/)(/10/)


Subadvised by Pilgrim Baxter & Associates, Ltd.


  PBHG Mid Cap Growth(/11/)


Subadvised by Pilgrim Baxter & Associates, Ltd. and NWQ Investment Management Company, Inc.


  PBHG/NWQ Value Select(/12/)


Subadvised by Pacific Investment Management Company LLC


  PIMCO Total Return


Subadvised by Salomon Brothers Asset Management Inc.


  Salomon All Cap


Subadvised by Transamerica Investment Management, LLC


  Transamerica Convertible Securities


  Transamerica Equity(/13/)(/14/)


  Transamerica Growth Opportunities(/13/)(/15/)


  Transamerica U.S. Government Securities(/16/)


Subadvised by T. Rowe Price Associates, Inc.


  T. Rowe Price Equity Income(/2/)(/17/)


  T. Rowe Price Growth Stock(/2/)(/18/)


  T. Rowe Price Small Cap


Subadvised by Morgan Stanley Investment Management, Inc.


  Van Kampen Active International Allocation(/2/)(/19/)


  Van Kampen Asset Allocation(/2/)(/20/)


  Van Kampen Money Market(/2/)(/21/)


Subadvised by Van Kampen Asset Management Inc.


  Van Kampen Emerging Growth


AIM VARIABLE INSURANCE FUNDS -


SERIES II SHARES


Managed by A I M Advisors, Inc.


  AIM V.I. Basic Value Fund


  AIM V.I. Capital Appreciation Fund


ALLIANCE VARIABLE PRODUCTS SERIES FUND, INC. - CLASS B


Managed by Alliance Capital Management L.P.


  Alliance Growth & Income Portfolio


  Alliance Premier Growth Portfolio


JANUS ASPEN SERIES - SERVICE SHARES


Managed by Janus Capital Corporation


  Janus Aspen - Aggressive Growth Portfolio


  Janus Aspen - Worldwide Growth Portfolio


MFS(R) VARIABLE INSURANCE TRUSTSM -


SERVICE CLASS


Managed by Massachusetts Financial Services Company


  MFS New Discovery Series


  MFS Total Return Series


VARIABLE INSURANCE PRODUCTS FUND -SERVICE CLASS 2


Managed by Fidelity Management & Research Company


  Fidelity - VIP Contrafund(R) Portfolio


  Fidelity - VIP Equity-Income Portfolio


  Fidelity - VIP Growth Portfolio


  Fidelity - VIP Mid Cap Portfolio


  Fidelity - VIP Value Strategies Portfolio


(/1/)As of May 1, 2002, American Century International portfolio was merged into International Equity portfolio. International Equity portfolio changed its name to American Century International portfolio.


(/2/)As of May 1, 2002, Endeavor Series Trust merged with AEGON/Transamerica
     Series Fund, Inc.


(/3/)Formerly Capital Guardian Global Portfolio of the Endeavor Series Trust.


(/4/)Formerly Capital Guardian U.S. Equity Portfolio of the Endeavor Series
     Trust.


(/5/)Formerly Capital Guardian Value Portfolio of the Endeavor Series Trust.


(/6/)Formerly Dreyfus Small Cap Value Portfolio of the Endeavor Series Trust.


(/7/)Formerly Endeavor Janus Growth Portfolio of the Endeavor Series Trust

(/8/)Formerly Jennison Growth Portfolio of the Endeavor Series Trust


(/9/)Formerly Endeavor Enhanced Index Portfolio of the Endeavor Series Trust


(/10/)Formerly Endeavor High Yield Portfolio of the Endeavor Series Trust


(/11/)Formerly known as Pilgrim Baxter Mid Cap Growth


(/12/)Formerly known as NWQ Value Equity


(/13/)As of May 1, 2002, Transamerica Variable Insurance Funds, Inc. merged with AEGON/Transamerica Series Fund, Inc.


(/14/)Formerly Transamerica VIF Growth Portfolio of the Transamerica Variable
     Insurance Funds, Inc.


(/15/)Formerly Transamerica VIF Small Company Portfolio of the Transamerica
      Variable Insurance Funds, Inc.


(/16/)Formerly Subadvised by The Dreyfus Corporation under the Endeavor Series
     Trust and formerly known as Dreyfus U.S. Government Securities Portfolio.


(/17/)Formerly T. Rowe Price Equity Income Portfolio of the Endeavor Series
      Trust.


(/18/)Formerly T. Rowe Price Growth Stock Portfolio of the Endeavor Series
      Trust.


(/19/)Formerly Subadvised by T. Rowe Price International, Inc. under the
     Endeavor Series Trust and formerly known as T. Rowe Price International Stock Portfolio.


(/20/)Formerly Subadvised by Morgan Stanley Asset Management under the Endeavor
      Series Trust and formerly known as Endeavor Asset Allocation Portfolio.


(/21/)Formerly Subadvised by Morgan Stanley Asset Management under the Endeavor
      Series Trust and formerly known as Endeavor Money Market Portfolio.


The following subaccount is only available to owners that held an investment in this subaccount on September 1, 2000. However, if any such owner surrenders all of his or her money from this subaccount after September 1, 2000, that owner may not reinvest in this subaccount.


AEGON/TRANSAMERICA SERIES FUND, INC. ("A/T")


Subadvised by Janus Capital Corporation


  Janus Global


The following subaccounts are only available to owners that held an investment in those subaccounts on May 1, 2002. However, if any such owner surrenders all of his or her money from these subaccounts after May 1, 2002, that owner may not reinvest in those subaccounts.


AEGON/TRANSAMERICA SERIES FUND, INC.


Subadvised by Goldman Sachs Asset Management


  Goldman Sachs Growth


Subadvised by T. Rowe Price Associates, Inc.


  T. Rowe Price Dividend Growth


JANUS ASPEN SERIES - SERVICE SHARES


Managed by Janus Capital Corporation


  Janus Aspen - Strategic Value Portfolio


VARIABLE INSURANCE PRODUCTS FUND III -SERVICE CLASS 2


Managed by Fidelity Management & Research Company


  Fidelity - VIP III Growth Opportunities Portfolio


The general public may not purchase shares of these underlying fund portfolios. The names and investment objectives and policies may be similar to other portfolios and underlying fund portfolios managed by the same investment adviser or manager that are sold directly to the public. You should not expect the investment results of the underlying fund portfolios to be the same as those of other portfolios or underlying fund portfolios.


More detailed information, including an explanation of the portfolio's investment objectives, may be found in the current prospectuses for the underlying fund portfolios, which accompany this prospectus. You should read the prospectuses for the underlying fund portfolios carefully before you invest.


We may receive expense reimbursements or other revenues from the underlying fund portfolios or their managers. The amount of these reimbursements or revenues, if any, may be substantial and may be different for different portfolios and may be based on the amount of assets that AUSA Life or the separate account invests in the underlying fund portfolios.

We do not guarantee that any of the subaccounts will always be available for premium payments, allocations, or transfers. See the SAI for more information concerning the possible addition, deletion, or substitution of investments.

The Fixed Account

Premium payments allocated and amounts transferred to the fixed account become part of AUSA Life's general account. Interests in the general account have not been registered under the Securities Act of 1933 (the "1933 Act"), nor is the general account registered as an investment company under the 1940 Act. Accordingly, neither the general account nor any interests therein are generally subject to the provisions of the 1933 or 1940 Acts.

We guarantee that the interest credited to the fixed account will not be less than 3% per year. At the end of the guaranteed period option, the value in that guaranteed period option will automatically be transferred into a new guaranteed period option of the same length (or the next shorter period if the same period is no longer offered) at the current interest rate for that period. You can transfer to another investment choice by giving us notice within 30 days before the end of the expiring guaranteed period.

If you select the fixed account, your money will be placed with the other general assets of AUSA Life. The amount of money you are able to accumulate in the fixed account during the accumulation phase depends upon the total interest credited. The amount of annuity payments you receive during the income phase from the fixed portion of your policy will remain level for the entire income phase.

Transfers

During the accumulation phase, you may make transfers to or from any subaccount or to the fixed account as often as you wish within certain limitations.

Transfers out of a guaranteed period option of the fixed account are limited as follows:

..  Transfers at the end of a guaranteed period.
.. Transfers of amounts equal to interest credited in the one year guaranteed period option may be made to any subaccount prior to the end of the guaranteed period on a monthly, quarterly, semi-annual or annual basis. This may affect your overall interest-crediting rate, because transfers are deemed to come from the oldest premium payment first.
.. Transfers of other amounts from the one year guaranteed period option prior to the end of the guaranteed period option are limited to 25% of the policy value in that guaranteed period option, less any previous transfer during the current policy year.

Each transfer must be at least $500, or the entire subaccount value. Transfers of interest from a guaranteed period option of the fixed account, must be at least $50. If less than $500 remains as a result of the transfer, then we reserve the right to include that amount in the transfer. Transfers must be received while the New York Stock Exchange is open to get same-day pricing of the transaction.


Currently, there is no charge for transfers and no limit on the number of transfers during the accumulation phase. However, in the future, the number of transfers permitted may be limited and a $10 charge per transfer may apply.

During the income phase of your policy, you may transfer values out of any subaccount; however, you cannot transfer values out of the fixed account in this phase. The minimum amount that can be transferred during this phase is the lesser of $10 of monthly income, or the entire monthly income of the annuity units in the subaccount from which the transfer is being made.


The policy you are purchasing was not designed for professional market timing organizations or other persons that use programmed, large, or frequent transfers. The use of such transfers may be disruptive to the underlying fund portfolio and increase transaction costs. We reserve the right to reject any premium payment or transfer request from any person, if, in our judgment, the payment or transfer or series of transfers would have a negative impact on a portfolio's operations, if a portfolio would reject our purchase order, or because of a history of frequent transfers. We may impose other restrictions on transfers or even prohibit them for any owner who, in our view, has abused or appears likely to abuse the transfer privilege. We may, at any time, discontinue transfer privileges, modify our procedures, or limit the number of transfers we permit.


We do not permit marketing timing. Do not invest with us if you are a market timer.


4. PERFORMANCE

AUSA Life periodically advertises performance of the various subaccounts. We may disclose at least three different kinds of performance. First, we may calculate performance by determining the percentage change in the value of an accumulation unit by dividing the increase (decrease) for that unit by the value of the accumulation unit at the beginning of the period. This performance number reflects the deduction of the mortality and expense risk fees and administrative charges. It does not reflect the deduction of any applicable premium taxes or surrender charges. The deduction of any applicable premium taxes or surrender charges would reduce the percentage increase or make greater any percentage decrease.

Second, advertisements may also include total return figures, which reflect the deduction of the mortality and expense risk fees and administrative charges. These figures may also include or exclude surrender charges.


Third, in addition, for certain investment portfolios, performance may be shown for the period commencing from the inception date of the investment portfolio (i.e., before commencement of subaccount operations). These figures should not be interpreted to reflect actual historical performance of the subaccounts.

We also may, from time to time, include in our advertising and sales materials, the performance of other funds or accounts managed by the subadviser, the performance of predecessors to the underlying fund portfolios, tax deferred compounding charts and other hypothetical illustrations, which may include, comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets.

Appendix B to this prospectus contains past performance information that you may find useful. It is divided into various parts, depending upon the type of performance information shown. Past performance is not indication of future performance; future performance will vary and future results will not be the same as the results shown.


5. EXPENSES

There are charges and expenses associated with your policy that reduce the return on your investment in the policy.

Surrender Charges

During the accumulation phase, you can surrender part or all of the cash value (restrictions may apply to qualified policies). We may apply a surrender charge to compensate us for expenses relating to sales, including commission to registered representatives and other promotional expenses.


After the first year, you can surrender up to 10% of your policy value once each year free of surrender charges. This amount is referred to as the free percentage and is determined at the time of the surrender. If you surrender money in excess of 10% of your policy value, you might have to pay a surrender charge, which is a contingent deferred sales charge, on the excess amount. (The free percentage is not cumulative, so not surrendering anything in one year does not increase the surrender charge free amount for subsequent years.)


The following schedule shows the surrender charges that apply during the seven years following payment of each premium payment:

                  Surrender Charge
Number of Years  (as a percentage of
 Since Premium     premium payment
 Payment Date       surrendered)
------------------------------------
      0-1                7%
------------------------------------
      1-2                6%
------------------------------------
      2-3                5%
------------------------------------
      3-4                4%
------------------------------------
      4-5                3%
------------------------------------
      5-6                2%
------------------------------------
      6-7                1%
------------------------------------
   7 or more             0%

For example, assume your policy value is $100,000 at the beginning of the second policy year and you surrender $30,000. Since that amount is more than your free percentage, you would pay a surrender charge of $1,200 on the remaining $20,000 (6% of $30,000 - $10,000).


Likewise, assume your policy value is $80,000 (premium payments $100,000) at the beginning of the second policy year and you surrender your policy. You would pay a surrender charge of $5,400 [6% of ($100,000 - ($100,000 X 10%))].


You can generally choose to receive the full amount of a requested partial surrender by directing us to deduct any applicable surrender charge from your remaining value. You receive your cash value upon full surrender.


For surrender charge purposes, earnings are considered to be surrendered first, then the oldest premium is considered to be surrendered next.

Keep in mind that surrenders may be taxable, and if made before age 59 1/2, may be subject to a 10% federal penalty tax. For tax purposes, surrenders from nonqualified policies are considered to come from earnings first. Under qualified policies, surrenders are prorated between taxable and nontaxable amounts.

Mortality and Expense Risk Fees

We charge a fee as compensation for bearing certain mortality and expense risks under the policy. This fee is assessed daily based on the net asset value of each subaccount. Examples of such risks include a guarantee of annuity rates, the death benefits, certain expenses of the policy, and assuming the risk that the current charges will be insufficient in the future to cover costs of administering the policy.


For the Annual Step-Up Death Benefit, the daily mortality and expense risk fee is at an annual rate of 1.40% for the first seven policy years and 1.25% thereafter. For the Return of Premium Death Benefit the daily mortality and expense risk fee is at an annual rate of 1.25% for the first seven policy years and 1.10% thereafter. During the income phase, the mortality and expense risk fee is at an annual rate of 1.10%.


If this charge does not cover our actual costs, we absorb the loss. Conversely, if the charge more than covers actual costs, the excess is added to our surplus. We expect to profit from this charge. We may use any profit for any proper purpose, including distribution expenses.

Administrative Charges

We deduct a daily administrative charge to cover the costs of administering the policy (including certain distribution-related expenses). This charge is at an annual rate of 0.15% of the daily net asset value of each subaccount during both the accumulation phase and the income phase.


In addition, an annual service charge of the lesser of $35 or 2% of the policy value is charged on each policy anniversary and at surrender. The service charge is waived if your policy value or the sum of your premium(s), less all partial surrenders, is at least $50,000.

Premium Taxes

Some states assess premium taxes on the premium payments you make. We currently do not deduct for these taxes at the time you make a premium payment. However, we will deduct the total amount of premium taxes, if any, from the policy value when:

..  you begin receiving annuity payments;
..  you surrender the policy; or
..  a death benefit is paid.

Generally, premium taxes range from 0% to 3.50%, depending on the state.

Federal, State and Local Taxes

We may in the future deduct charges from the policy for any taxes we incur because of the policy. However, no deductions are being made at the present time.

Transfer Fee

You are allowed to make 12 free transfers per year before the annuity commencement date. If you make more than 12 transfers per year, we reserve the right to charge $10 for each additional transfer. Premium payments, Asset Rebalancing and Dollar Cost Averaging transfers do not count as one of your 12 free transfers per year. All transfer requests made at the same time are treated as a single request.


Portfolio Fees and Expenses

The value of the assets in each subaccount will reflect the fees and expenses paid by the underlying fund portfolios. A list of these expenses is found in the "Fee Table" section of this prospectus. See the prospectuses for the underlying fund portfolios for more information.


6. ACCESS TO YOUR MONEY

During the accumulation phase, you can have access to the money in your policy in the following ways:


.. by making a surrender (either a complete or partial surrender); or .. by taking systematic payouts.

Surrenders

If you take a complete surrender, you will receive your cash value.

If you want to take a partial surrender, in most cases it must be for at least $500. Unless you tell us otherwise, we will take the surrender from each of the investment choices in proportion to the policy value.

After one year, you may take up to 10% of your policy value free of surrender charges once each year. Remember that any surrender you take will reduce the policy value and the amount of the death benefit. See Section 8, Death Benefit, for more details. A surrender may also reduce other benefits.

Surrenders may be subject to a surrender charge. Income taxes, federal tax penalties and certain restrictions may apply to any surrenders you make.

Surrenders from qualified policies may be restricted or prohibited.

During the income phase, you will receive annuity payments under the annuity payment option you select; however, you generally may not take any other surrenders, either complete or partial.

Delay of Payment and Transfers

Payment of any amount due from the separate account for a surrender, a death benefit, or the death of the owner of a nonqualified policy, will generally occur within seven business days from the date we receive all required information at our Administrative and Service Office. We may defer such payment from the separate account if:


.. the New York Stock Exchange is closed other than for usual weekends or holidays or trading on the Exchange is otherwise restricted;

..  an emergency exists as defined by the SEC or the SEC requires that trading be restricted; or
..  the SEC permits a delay for the protection of owners.

In addition, transfers of amounts from the subaccounts may be deferred under these circumstances.

Federal laws designed to counter terrorism and prevent money laundering by criminals might in certain circumstances require us to reject a premium payment and/or "freeze" a policy owner's account. If these laws apply in a particular situation, we would not be allowed to pay any request for withdrawals, surrenders, or death benefits, make transfers, or continue making annuity payments absent instructions from the appropriate federal regulator.


Pursuant to the requirements of certain state laws, we reserve the right to defer payment of the cash value from the fixed account for up to six months. We may defer payment of any amount until your premium check has cleared your bank.

7. ANNUITY PAYMENTS (THE INCOME PHASE)

You choose the annuity commencement date. You can change this date by giving us 30 days written notice before the current annuity commencement date. The new annuity commencement date must be at least 30 days after we receive notice of the change. The latest annuity commencement date generally cannot be after the policy month following the month in which the annuitant attains age 90.

Before the annuity commencement date, if the annuitant is alive, you may choose an annuity payment option or change your election. If the annuitant dies before the annuity commencement date, the beneficiary may elect to receive the death benefit in a lump sum or under one of the annuity payment options (unless you become the new annuitant). The earliest annuity commencement date is 30 days after you purchase your policy.

Unless you specify otherwise, the annuitant will receive the annuity payments. After the annuitant's death, the beneficiary will receive any remaining guaranteed payments.

Annuity Payment Options

The policy provides several annuity payment options that are described below. You may choose any combination of annuity payment options. We will use your policy value to provide these annuity payments. If the policy value on the annuity commencement date is less than $2,000, we reserve the right to pay it in one lump sum in lieu of applying it under an annuity payment option. You can receive annuity payments monthly, quarterly, semi-annually, or annually. (We reserve the right to change the frequency if payments would be less than $50.)

Unless you choose to receive variable payments, the amount of each payment will be set on the annuity commencement date and will not change. You may, however, choose to receive variable payments. The dollar amount of the first variable payment will be determined in accordance with the annuity payment rates set forth in the applicable table contained in the policy. The dollar amount of additional variable payments will vary based on the investment performance of the subaccount(s). The dollar amount of each variable payment after the first may increase, decrease, or remain constant. If the actual investment performance (net of fees and expenses) exactly matched the assumed investment return of 5% at all times, the amount of each variable annuity payment would remain equal. If actual investment performance (net of fees and expenses) exceeds the assumed investment return, the amount of the variable annuity payments would increase. Conversely, if actual investment performance (net of fees and expenses) is lower than the assumed investment return, the amount of the variable annuity payments would decrease.


A charge for premium taxes may be made when annuity payments begin.

The annuity payment options are explained below. Options 1, 2, and 4 are fixed only. Options 3 and 5 can be fixed or variable.

Payment Option 1 - Interest Payments. We will pay the interest on the amount we use to provide annuity payments in equal payments or this amount may be left to accumulate for a period of time to which you and AUSA Life agree. You and AUSA Life will agree on surrender rights when you elect this option.

Payment Option 2 - Income for a Specified Period. We will make level payments only for the fixed period you choose. No funds will remain at the end of the period.

Payment Option 3 - Life Income. You may choose between:

.. No Period Certain (fixed or variable) - Payments will be made only during the annuitant's lifetime.

..  10 Years Certain (fixed or variable) -  Payments will be made for the longer of the annuitant's lifetime or ten years.
.. Guaranteed Return of Policy Proceeds (fixed only) - Payments will be made for the longer of the annuitant's lifetime or until the total dollar amount of payments we made to you equals the amount applied to this option.

Payment Option 4 - Income of a Specified Amount. Payments are made for any specified amount until the amount applied to this option, with interest, is exhausted. This will be a series of level payments followed by a smaller final payment.

Payment Option 5 - Joint and Survivor Annuity. You may choose between:

.. No Period Certain (fixed or variable) - Payments are made during the joint lifetime of the annuitant and a joint annuitant of your selection. Payments will be made as long as either person is living.

Other annuity payment options may be arranged by agreement with AUSA Life.


NOTE CAREFULLY:

IF:
..  you choose Life Income with No Period Certain or a Joint and Survivor
   Annuity; and
..  the annuitant(s) dies before the due date of the second (third, fourth, etc.) annuity payment;
THEN:
..  we may make only one (two, three, etc.) annuity payments.

IF:
..  you choose Income for a Specified Period, Life Income with 10 years Certain,
   Life Income with Guaranteed Return of Policy Proceeds, or Income of a Specified Amount; and
..  the person receiving payments dies prior to the end of the guaranteed period;
THEN:
.. the remaining guaranteed payments will be continued to that person's beneficiary, or their present value may be paid in a single sum.

We will not pay interest on amounts represented by uncashed annuity payment checks if the postal or other delivery service is unable to deliver checks to the payee's address of record. The person receiving payments is responsible for keeping AUSA Life informed of their current address.

8. DEATH BENEFIT

We will pay a death benefit to your beneficiary, under certain circumstances, if the annuitant dies before the income phase and the annuitant was also an owner. (If the annuitant was not an owner, a death benefit may or may not be paid. See below). The beneficiary may choose an annuity payment option, or may choose to receive a lump sum.

When We Pay A Death Benefit

Before the Annuity Commencement Date
We will pay a death benefit IF:

.. you are both the annuitant and an owner of the policy; and .. you die before the annuity commencement date.

If the only beneficiary is your surviving spouse, then he or she may elect to continue the policy as the new annuitant and owner, instead of receiving the death benefit. All future surrender charges will be waived.

We will also pay a death benefit to your beneficiary IF:

..  you are not the annuitant; and
.. the annuitant dies before the annuity commencement date; and .. you specifically requested that the death benefit be paid upon the annuitant's death.

Distribution requirements apply to the policy value upon the death of any owner. These requirements are detailed in the SAI.

After the Annuity Commencement Date
The death benefit payable, if any, on or after the annuity commencement date depends on the annuity payment option selected.

IF:
..  you are not the annuitant; and
.. you die on or after the annuity commencement date; and .. the entire interest in the policy has not been paid;
THEN:
.. the remaining portion of such interest in the policy will be distributed at least as rapidly as under the method of distribution being used as of the date of your death.

When We Do Not Pay A Death Benefit

No death benefit is paid in the following cases:

IF:
..  you are not the annuitant; and
.. the annuitant dies prior to the annuity commencement date; and .. you did not specifically request that the death benefit be paid upon the annuitant's death;
THEN:
..  you will become the new annuitant and the policy will continue.

IF:
..  you are not the annuitant; and
..  you die prior to the annuity commencement date;
THEN:
.. the new owner (unless it is a spouse) must generally surrender the policy within five years of your death for the adjusted policy value.

NOTE CAREFULLY:

If the owner does not name a contingent owner, the owner's estate will become the new owner. If no probate estate is opened (because, for example, the owner has precluded the opening of a probate estate by means of a trust or other instrument), and AUSA Life has not received written notice of the trust as a successor owner signed prior to the owner's death, then that trust may not exercise ownership rights to the policy. It may be necessary to open a probate estate in order to exercise ownership rights to the policy if no contingent owner is named in a written notice received by AUSA Life.

Amount of Death Benefit

The death benefit may be paid as a lump sum or as annuity payments. The amount of the death benefit depends on the guaranteed minimum death benefit option you chose when you bought the policy. The death benefit will generally be the greater of:


.. the policy value on the date we receive the required information; or .. the guaranteed minimum death benefit (discussed below), plus premium payments, less partial surrenders from the date of death to the date the death benefit is paid.

Guaranteed Minimum Death Benefit

On the policy application, you generally may choose one of the guaranteed minimum death benefit options listed below (age limitations may apply).


After the policy is issued, you cannot make an election and the death benefit cannot be changed.

A.  Annual Step-Up Death Benefit

  The Annual Step-Up Death Benefit is:

  . the largest policy value on the date of issue or on any policy anniversary prior to the earlier of the date of death or the owner's 81st birthday; plus

  . premium payments less any adjusted partial surrenders taken, subsequent to the date of the policy anniversary with the largest policy value.

  The Annual Step-Up Death Benefit is not available if the owner or annuitant is 81 or older on the policy date.

  There is an extra charge for this death benefit (an extra 0.15% annually).

B. Return of Premium Death Benefit

  The Return of Premium Death Benefit is:

  .  total premium payments; less

  .  any adjusted partial surrenders as of the date of death.

  The Return of Premium Death Benefit will be in effect if you do not choose one of the options on the policy application.

IF, under either death benefit option:

.. the surviving spouse (as beneficiary or sole surviving owner) elects to continue the policy instead of receiving the death benefit; and

..  the guaranteed minimum death benefit is greater than the policy value;
THEN:
.. we will increase the policy value to be equal to the guaranteed minimum death benefit. This increase is made only at the time the surviving spouse elects to continue the policy and the guaranteed minimum death benefit will continue as applicable.

Adjusted Partial Surrender

When you request a partial surrender, your guaranteed minimum death benefit will be reduced by an amount called the adjusted partial surrender. Under certain circumstances, the adjusted partial surrender may be more than the dollar amount of your surrender request. This will generally be the case if the guaranteed minimum death benefit exceeds the policy value at the time of the surrender. It is also possible that if a death benefit is paid after you have made a partial surrender, then the total amount paid could be less than the total premium payments. We have included an explanation of this adjustment in the SAI. This is referred to as "adjusted partial withdrawal" in your policy.

9. TAXES

NOTE: AUSA Life has prepared the following information on federal income taxes as a general discussion of the subject. It is not intended as tax advice to any individual. You should consult your own tax adviser about your own circumstances. AUSA Life has included an additional discussion regarding taxes in the SAI.

Annuity Policies in General

Deferred annuity policies are a way of setting aside money for future needs like retirement. Congress recognized how important saving for retirement is and provided special rules in the Internal Revenue Code for annuities.

Simply stated, these rules generally provide that you will not be taxed on the earnings, if any, on the money held in your annuity policy until you take the money out. This is referred to as tax deferral. There are different rules as to how you will be taxed depending on how you take the money out and the type of policy - qualified or nonqualified (discussed below).


You will generally not be taxed on increases in the value of your policy until a distribution occurs - either as a surrender or as annuity payments, and tax deferral will not apply.


When a non-natural person (e.g., corporation or certain other entities other than tax-qualified trusts) owns a nonqualified policy, the policy will generally not be treated as an annuity for tax purposes and tax deferral will not apply.


Qualified and Nonqualified Policies

If you purchase the policy under an individual retirement annuity, a pension plan, or specially sponsored program, your policy is referred to as a qualified policy.

Qualified policies are issued in connection with the following plans:

.. Individual Retirement Annuity (IRA): A traditional IRA allows individuals to make contributions, which may be deductible, to the contract. A Roth IRA also allows individuals to make contributions to the contract, but it does not allow a deduction for contributions, and distributions may be tax-free if the owner meets certain rules.
.. Tax-Sheltered Annuity (403(b) Plan): A 403(b) Plan may be made available to employees of certain public school systems and tax-exempt organizations and permits contributions to the contract on a pre-tax basis.
.. Corporate Pension and Profit-Sharing and H.R. 10 Plan: Employers and self-employed individuals can establish pension or profit-sharing plans for their employees or themselves and make contributions to the contract on a pre-tax basis.
.. Deferred Compensation Plan (457 Plan): Certain governmental and tax-exempt organizations can establish a plan to defer compensation on behalf of their employees through contributions to the contract.

The policy contains death benefit features that in some cases may exceed the greater of the premium payments or the policy value. The death benefit could be characterized as an incidental benefit, the amount of which is limited in any pension or profit-sharing plan or 403(b) plan. Because the death benefit may exceed this limitation, anyone using the policy in connection with such plans should consult their tax adviser. The Internal Revenue Service has not reviewed the contract for qualification as an IRA, and has not addressed in a ruling of general applicability whether the death benefit provision, such as the provisions in the contract, comports with IRA qualification requirements.

If you purchase the policy as an individual and not under an individual retirement annuity, 403(b) plan, 457 plan, or pension or profit sharing plan, your policy is referred to as a nonqualified policy.

Surrenders - Qualified Policies

The information herein describing the taxation of nonqualified policies does not apply to qualified policies.

There are special rules that govern with respect to qualified policies. Generally, these rules restrict:

..  the amount that can be contributed to the policy during any year;

..  the time when amounts can be paid from the policy; and


..  the amount of any death benefit that may be allowed.


In addition, a penalty tax may be assessed on amounts surrendered from the policy prior to the date you reach age 59 1/2, unless you meet one of the exceptions to this rule. You may also be required to begin taking minimum distributions from the policy by a certain date. The terms of the plan may limit the rights otherwise available to you under the policies. We have provided more information in the SAI.

You should consult your legal counsel or tax adviser if you are considering purchasing a policy for use with any retirement plan.

Surrenders - 403(b) Policies

The Internal Revenue Code limits surrenders from certain 403(b) policies. Surrenders can generally only be made when an owner:

..  reaches age 59 1/2
..  leaves his/her job;
..  dies;
.. becomes disabled (as that term is defined in the Internal Revenue Code); or .. declares hardship. However, in the case of hardship, the owner can only surrender the premium payments and not any earnings.

Diversification and Distribution Requirements

The Internal Revenue Code provides that the underlying investments for a variable annuity must satisfy certain diversification requirements in order to be treated as an annuity. The policy must also meet certain distribution requirements at the death of an owner in order to be treated as an annuity. These diversification and distribution requirements are discussed in the SAI. AUSA Life may modify the policy to attempt to maintain favorable tax treatment.

Surrenders - Nonqualified Policies

If you make a surrender (including Systematic Payouts) from a nonqualified policy before the annuity commencement date, the Internal Revenue Code treats that surrender as first coming from earnings and then from your premium payments. When you make a surrender you are taxed on the amount of the surrender that is earnings. If you make a full surrender, you are generally taxed on the amount that your surrender proceeds exceeds the "investment in the contract," which is generally your premiums paid (adjusted for any prior surrenders or portions thereof that were not taxable). Different rules apply for annuity payments. See "Annuity Payments" below.


The Internal Revenue Code also provides that surrendered earnings may be subject to a penalty tax. The amount of the penalty tax is equal to 10% of the amount that is includable in income. Some surrenders will be exempt from the penalty tax. They include any amounts:


..  paid on or after the taxpayer reaches age 59 1/2;
..  paid after an owner dies;
..  paid if the taxpayer becomes totally disabled (as that term is defined in the Internal Revenue Code);
..  paid in a series of substantially equal payments made annually (or more frequently) under a lifetime annuity;
..  paid under an immediate annuity; or
..  which come from premium payments made prior to August 14, 1982.

All nonqualified deferred annuity policies that are issued by AUSA Life (or its affiliates) to the same owner during any calendar year are treated as one annuity for purposes of determining the amount includable in the owner's income when a taxable distribution occurs.

Taxation of Death Benefit Proceeds

Amounts may be distributed from the policy because of the death of an owner or the annuitant. Generally, such amounts should be includable in the income of the recipient:

..  if distributed in a lump sum, these amounts are taxed in the same manner as a full surrender; or
.. if distributed under an annuity payment option, these amounts are taxed in the same manner as annuity payments.

Annuity Payments

Although the tax consequences may vary depending on the annuity payment option you select, in general, for nonqualified and certain qualified policies, only a portion of the annuity payments you receive will be includable in your gross income.

In general, the excludable portion of each annuity payment you receive will be determined as follows:

.. Fixed payments--by dividing the "investment in the contract" on the annuity commencement date by the total expected value of the annuity payments for the term of the payments. This is the percentage of each annuity payment that is excludable.
.. Variable payments--by dividing the "investment in the contract" on the annuity commencement date by the total number of expected periodic payments. This is the amount of each annuity payment that is excludable.

The remainder of each annuity payment is includable in gross income. Once the "investment in the contract" has been fully recovered, the full amount of any additional annuity payments is includable in gross income.

If you select more than one annuity payment option, special rules govern the allocation of the policy's entire "investment in the contract" to each such option, for purposes of determining the excludable amount of each payment received under that option. We advise you to consult a competent tax adviser as to the potential tax effects of allocating amounts to any particular annuity payment option. If, after the annuity commencement date, annuity payments stop because an annuitant died, the excess (if any) of the "investment in the contract" as of the annuity commencement date over the aggregate amount of annuity payments received that was excluded from gross income may possible be allowable as a deduction for your last taxable year.


Annuity Contracts Purchased by Nonresident Aliens and Foreign Corporations

The discussion above provided general information (but not tax advice) regarding U.S. federal income tax consequences to annuity owners that are U.S. persons. Taxable distributions made to owners who are not U.S.

persons will generally be subject to U.S. federal income tax withholding at a 30% rate, unless a lower treaty rate applies. In addition, distributions may be subject to state and/or municipal taxes and taxes that may be imposed by the owner's country of citizenship or residence. Prospective foreign owners are advised to consult with a qualified tax adviser regarding U.S., state, and foreign taxation for any annuity policy purchase.

Transfers, Assignments or Exchanges of Policies

A transfer of ownership or assignment of a policy, the designation of an annuitant or payee or other beneficiary who is not also the owner, the selection of certain annuity commencement dates, or a change of annuitant, may result in certain income or gift tax consequences to the owner that are beyond the scope of this discussion. An owner contemplating any such transfer, assignment, selection, or change should contact a competent tax adviser with respect to the potential tax effects of such a transaction.

Possible Tax Law Changes

Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the policy could change by legislation or otherwise. You should consult a tax adviser with respect to legal developments and their effect on the policy.

10. ADDITIONAL FEATURES

Systematic Payout Option

You can select at any time (during the accumulation phase) to receive regular payments from your policy by using the Systematic Payout Option. Under this option, you can receive up to the greater of (1) or (2), divided by the number of payouts made per year, where:


(1) is up to 10% (annually) of your premium (less partial surrenders deemed to be from premium); and


(2) is any gains in the policy.


This amount may be taken free of surrender charges.


Payments can be made monthly, quarterly, semi-annually, or annually. Each payment must be at least $50. Monthly and quarterly payments must be made by electronic funds transfer directly to your checking or savings account. There is no charge for this benefit.

Dollar Cost Averaging Program

During the accumulation phase, you may instruct us to automatically transfer money (portions of policy value) from certain investment options into one or more variable subaccounts in accordance with your allocation instructions. This is known as Dollar Cost Averaging. Your transfers will begin the month after we receive your request. Dollar Cost Averaging buys more accumulation units when prices are low and fewer accumulation units when prices are high. It does not guarantee profits or assure that you will not experience a loss. You should consider your ability to continue the Dollar Cost Averaging program during all economic conditions.


There are two Dollar Cost Averaging programs available under your policy:
Traditional and Special.


Traditional Dollar Cost Averaging. During the accumulation phase, you may instruct us to automatically transfer money from the Traditional Dollar Cost Averaging fixed account option, the money market Subaccount, or the Transamerica U.S. Government Securities Subaccount, into one or more variable subaccounts in the allocations you specified. You may specify the dollar amount to be transferred either monthly or quarterly; however, each transfer must be at least $500. A minimum of 6 monthly or 4 quarterly transfers are required and a maximum of 24 monthly or 8 quarterly transfers are allowed. Transfers will begin as soon as the program is started.


NOTE CAREFULLY:

.. If you attempt to begin a Traditional Dollar Cost Averaging program with less than the necessary minimum amount, no transfers will be made and any amount allocated to that program will remain where it is at until the minimum amount is reached or you transfer the funds out.

.. If you specify the number of transfers, up to two additional transfers may be necessary to complete a Traditional Dollar Cost averaging program.


Special Dollar Cost Averaging. During the accumulation phase, you may elect to allocate premium payments to either the six or twelve month Special Dollar Cost Averaging accounts of the fixed account. Amounts will then be transferred from the Special Dollar Cost Averaging account to the variable subaccounts on a monthly basis for six or twelve months (depending on the option you select) in the allocations you specified. Each transfer must be at least $500.


Dollar Cost Averaging Program Premium Payments. If you elect Dollar Cost Averaging and have multiple sources funding your policy, the Dollar Cost Averaging program will begin with the first money received. As the money from the other sources is received, the amount of the Dollar Cost Averaging transfers will increase but the length of the program will not. If some of the money from the other sources is not received before the Dollar Cost Averaging program has ended, a new Dollar Cost Averaging program will start when we receive the money (assuming it meets the minimum Dollar Cost Averaging requirements).


If you make additional premium payments while a Dollar Cost Averaging program is running, absent new instructions to the contrary, the amount of the Dollar Cost Averaging transfers will increase but the length of the program will not. If an additional premium is received after a Dollar Cost Averaging program is completed, absent new instructions to the contrary:


.. a new Dollar Cost Averaging program will be started using the previous instructions; or


.. if the additional premium does not meet the minimum requirements to start a new Dollar Cost Averaging program, then the additional premium will be allocated as identified in the previous Dollar Cost Averaging program.


NOTE CAREFULLY:

If we do not receive all necessary information to begin a Special Dollar Cost Averaging program within 30 days of allocating premium to the program, that premium will be transferred to the Traditional Dollar Cost Averaging fixed account.


If you discontinue a Dollar Cost Averaging program before its completion, then the interest credited on amounts in the Dollar Cost Averaging fixed account may be adjusted downward, but not below the minimum guaranteed effective annual interest rate of 3%.


There is no charge for this benefit.


The Dollar Cost Averaging program may vary by state and may not be available in all states. See your policy for availability of the fixed account options.


Asset Rebalancing

During the accumulation phase you can instruct us to automatically rebalance the amounts in your subaccounts to maintain your desired asset allocation. This feature is called Asset Rebalancing and can be started and stopped at any time free of charge. However, we will not rebalance if you are in the Dollar Cost Averaging program or if any other transfer is requested. If you request a transfer, we will honor the requested transfer and discontinue Asset Rebalancing. New instructions are required to start Asset Rebalancing. Asset Rebalancing ignores amounts in the fixed account. You can choose to rebalance monthly, quarterly, semi-annually, or annually.


11. OTHER INFORMATION

Ownership

You, as owner of the policy, exercise all rights under the policy. You can change the owner at any time by notifying us in writing. An ownership change may be a taxable event.

Assignment

You can also assign the policy any time during your lifetime. We will not be bound by the assignment until we receive written notice of the assignment. We will not be liable for any payment or other action we take in accordance with the policy before we receive notice of the assignment. There may be limitations on your ability to assign a policy. An assignment may have tax consequences.

AUSA Life Insurance Company, Inc.

AUSA Life Insurance Company, Inc. was incorporated under the laws of the State of New York on October 3, 1947. It is engaged in the sale of life and health insurance and annuity policies. AUSA Life is a Transamerica Company and a wholly-owned indirect subsidiary of AEGON USA, Inc., which conducts most of its operations through subsidiary companies engaged in the insurance business or in providing non-insurance financial services. All of the stock of AEGON USA, Inc. is indirectly owned by AEGON N.V. of The Netherlands, the securities of which are publicly traded. AEGON N.V., a holding company, conducts its business through subsidiary companies engaged primarily in the insurance business. AUSA Life is licensed in the District of Columbia, and in all states except Hawaii.

All obligations arising under the policies, including the promise to make annuity payments, are general corporate obligations of AUSA Life.

The Separate Account

AUSA Life established a separate account, called Separate Account VA BNY, under the laws of the State of New York on September 27, 1994. The separate account receives and invests the premium payments that are allocated to it for investment in shares of the underlying underlying fund portfolios.

The separate account is registered with the SEC as a unit investment trust under the 1940 Act. However, the SEC does not supervise the management, the investment practices, or the policies of the separate account or AUSA Life. Income, gains and losses (whether or not realized), from assets allocated to the separate account, are in accordance with the policies, credited to or charged against the separate account without regard to AUSA Life's other income, gains or losses.


The assets of the separate account are held in AUSA Life's name on behalf of the separate account and belong to AUSA Life. However, those assets that underlie the policies are not chargeable with liabilities arising out of any other business AUSA Life may conduct. The separate account may include other subaccounts that are not available under these policies.


Mixed and Shared Funding

Before making a decision concerning the allocation of premium payments to a particular subaccount, please read the prospectuses for the underlying fund portfolios. The underlying fund portfolios are not limited to selling their shares to this separate account and can accept investments from any separate account or qualified retirement plan of an insurance company. Since the portfolios of the underlying fund portfolios are available to registered separate accounts offering variable annuity products of AUSA Life, as well as variable annuity and variable life products of other insurance companies, there is a possibility that a material conflict may arise between the interests of this separate account and one or more of the other accounts of another participating insurance company. In the event of a material conflict, the affected insurance companies, including AUSA Life, agree to take any necessary steps to resolve the matter. This may include removing their separate accounts from the underlying fund portfolios. See the underlying fund portfolios' prospectuses for more details.


Exchanges and Reinstatements

You generally exchange one annuity policy for another in a tax-free exchange' under Section 1035 of the Internal Revenue Code. Before making an exchange, you should compare both annuities carefully. Remember that if you exchange another annuity for the one described in this prospectus, then there will be a new surrender charge period and other charges may be higher (or lower) and the benefits under this annuity may be different. You should not exchange another annuity for this one unless you determine, after knowing all the facts, that the exchange is in your best interest and not just better for the person trying to sell you this policy

(that person will generally earn a commission if you buy this policy through an exchange or otherwise).

You may surrender your policy and transfer your money directly to another life insurance company. You may also ask us to reinstate your policy after such a transfer by returning the same total dollar amount of funds to the applicable investment choices. The dollar amount will be used to purchase new accumulation units at the then-current price. Because of changes in market value, your new accumulation units may be worth more or less than the units you previously owned. We recommend that you consult a tax professional to explain the possible tax consequences of exchanges and/or reinstatements.


Voting Rights

AUSA Life will vote all shares of the underlying fund portfolios held in the separate account in accordance with instructions we receive from you and other owners that have voting interests in the portfolios. We will send you and other owners written requests for instructions on how to vote those shares. When we receive those instructions, we will vote all of the shares in proportion to those instructions. If, however, we determine that we are permitted to vote the shares in our own right, we may do so.


Each person having a voting interest will receive proxy material, reports, and other materials relating to the appropriate portfolio.

Distributor of the Policies

AFSG Securities Corporation is the principal underwriter of the policies. Like AUSA Life, it is a Transamerica Company and a wholly-owned indirect subsidiary of AEGON USA, Inc. It is located at 4333 Edgewood Road NE, Cedar Rapids, IA 52499-0001. AFSG Securities Corporation is registered as a broker/dealer under the Securities Exchange Act of 1934. It is a member of the National Association of Securities Dealers, Inc. (NASD).


Commissions of up to 6% of premium payments will be paid to broker/dealers who sell the policies under agreements with AFSG Securities Corporation. These commissions are not deducted from premium payments. In addition, certain production, persistency and managerial bonuses may be paid. AUSA Life may also pay compensation to financial institutions for their services in connection with the sale and servicing of the policies.

To the extent permitted by NASD rules, promotional incentives or payments may also be provided to broker/dealers based on sales volumes, the assumption of wholesaling functions, or other sales-related criteria. Other payments may be made for other services that do not directly involve the sale of the policies. These services may include the recruitment and training of personnel, production of promotional literature, and similar services.

Transamerica intends to recoup commissions and other sales expenses primarily, but not exclusively, through:

..  the administrative charge;
..  the surrender charge;
..  the mortality and expense risk fee;

.. revenues, if any, that we receive from the underlying portfolios or their managers; and

..  investment earnings on amounts allocated to the fixed account.

Commissions paid on the policies, including other incentives or payments, are not charged to the policy owners or the separate account.


Pending regulatory approvals, we intend to distribute the policies in all states, and in certain possessions and territories.


IMSA

We are a member of the Insurance Marketplace Standards Association (IMSA). IMSA is an independent, voluntary organization of life insurance companies. It promotes ethical standards in the sales and advertising of individual life insurance, long-term care insurance, and annuity products. Through its Principles and Code of Ethical Market Conduct, IMSA encourages its member companies to develop and implement policies and procedures to promote sound market practices. Companies must undergo a rigorous self and independent assessment of their practices to become a member of IMSA. The IMSA logo in our sales literature shows our ongoing commitment to these standards. You may find more information about IMSA and its ethical standards at www.imsaethics.org.

Legal Proceedings

There are no legal proceedings to which the separate account is a party or to which the assets of the account are subject. AUSA Life, like other life insurance companies, is involved in lawsuits. In some class action and other lawsuits involving other insurers, substantial damages have been sought and/or material settlement payments have been made. Although the outcome of any litigation cannot be predicted with certainty, AUSA Life believes that at the present time there are no pending or threatened lawsuits that are reasonably likely to have a material adverse impact on the separate account or AUSA Life. TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION


Glossary of Terms
The Policy - General Provisions
Certain Federal Income Tax Consequences
Investment Experience
Historical Performance Data
Published Ratings
State Regulation of AUSA Life
Administration
Records and Reports
Distribution of the Policies
Voting Rights
Other Products
Custody of Assets
Legal Matters
Independent Auditors
Other Information
Financial Statements

                                   APPENDIX A

                        CONDENSED FINANCIAL INFORMATION

The accumulation unit values and the number of accumulation units outstanding for each underlying fund subaccount from the date of inception are shown in the following tables.

                          Annual Step-Up Death Benefit
                (Total Separate Account Annual Expenses: 1.55%)


                                          Accumulation Accumulation  Number of
                                           Unit Value   Unit Value  Accumulation
                                          at Beginning  at End of     Units at
  Subaccount                                of Year        Year     End of Year
--------------------------------------------------------------------------------
  Alger Aggressive Growth
   2001..................................  $0.697419    $0.573708   120,690.375
   2000(/8/).............................  $1.000000    $0.697419    65,681.407
--------------------------------------------------------------------------------
  American Century Income & Growth
   2001(/10/)............................  $1.000000    $0.938285     5,911.128
--------------------------------------------------------------------------------
  American Century International*
   2001(/10/)............................  $1.000000    $0.832379     1,000.000
--------------------------------------------------------------------------------
  Capital Guardian Global**
   2001..................................  $1.274775    $1.125133    95,975.582
   2000..................................  $1.530432    $1.274775    93,921.969
   1999((/7/)............................  $1.000000    $1.530432     8,817.278
--------------------------------------------------------------------------------
  Capital Guardian U.S. Equity***
   2001..................................  $0.884476    $0.841423     6,684.646
   2000(/9/).............................  $1.000000    $0.884476     1,138.031
--------------------------------------------------------------------------------
  Capital Guardian Value**
   2001..................................  $2.191158    $2.300746   270,419.710
   2000..................................  $2.107532    $2.191158   242,351.466
   1999..................................  $2.207657    $2.107532   173,486.830
   1998(/6/).............................  $2.022644    $2.207657   106,211.103
--------------------------------------------------------------------------------
  Dreyfus Small Cap Value**
   2001..................................  $2.481941    $3.147350   298,122.905
   2000..................................  $2.270110    $2.481941   222,186.842
   1999..................................  $1.781675    $2.270110    92,417.541
   1998(/6/).............................  $1.780884    $1.781675   119,463.216
--------------------------------------------------------------------------------
  Gabelli Global Growth
   2001..................................  $0.937847    $0.830048     2,377.373
   2000(/9/).............................  $1.000000    $0.937848     1,000.000
--------------------------------------------------------------------------------
  Goldman Sachs Growth
   2001..................................  $0.915132    $0.774069   123,301.237
   2000(/8/).............................  $1.000000    $0.915132    41,944.014
--------------------------------------------------------------------------------
  Great Companies - AmericaSM
   2001(/10/)............................  $1.000000    $0.982103     1,000.000
--------------------------------------------------------------------------------
  Great Companies - Global/2/
   2001..................................  $0.949871    $0.777811       999.010
   2000(/9/).............................  $1.000000    $0.949871     1,000.000
--------------------------------------------------------------------------------
  Great Companies - TechnologySM
   2001(/10/)............................  $1.000000    $0.773226     1,000.000

                       Annual Step-Up Death Benefit


              (Total Separate Account Annual Expenses: 1.55%)


                              continued . . .



                                        Accumulation Accumulation  Number of
                                         Unit Value   Unit Value  Accumulation
                                        at Beginning  at End of     Units at
  Subaccount                              of Year        Year     End of Year
------------------------------------------------------------------------------
  Janus Global (A/T)
   2001................................  $ 0.777402   $ 0.590582  137,835.063
   2000(/8/)...........................  $ 1.000000   $ 0.777402  142,492.795
------------------------------------------------------------------------------
  Janus Growth II (A/T)**
   2001................................  $34.670168   $24.333494  139,954.436
   2000................................  $49.862043   $34.670168  111,450.590
   1999................................  $31.822714   $49.862043   55,903.910
   1998(/6/)...........................  $19.428802   $31.822714   18,019.791
------------------------------------------------------------------------------
  Jennison Growth**
   2001................................  $ 1.075789   $ 0.862821  195,738.642
   2000................................  $ 1.235481   $ 1.075789  178,461.289
   1999................................  $ 1.197263   $ 1.235481   89,492.709
   1998(/6/)...........................  $ 1.136598   $ 1.197263   70,958.668
------------------------------------------------------------------------------
  J.P. Morgan Enhanced Index**
   2001................................  $ 1.606561   $ 1.392379  631,443.266
   2000................................  $ 1.831468   $ 1.606561  721,520.270
   1999................................  $ 1.574026   $ 1.831468  511,192.617
   1998(/6/)...........................  $ 1.199020   $ 1.574026  202,995.681
------------------------------------------------------------------------------
  MFS High Yield**
   2001................................  $ 0.934479   $ 0.954934   65,342.576
   2000................................  $ 1.000739   $ 0.934479   40,339.546
   1999(/7/)...........................  $ 1.000000   $ 1.000739    1,010.192
------------------------------------------------------------------------------
  PBHG Mid Cap Growth****
   2001................................  $ 0.789965   $ 0.498392   48,435.462
   2000(/8/)...........................  $ 1.000000   $ 0.789965    1,000.000
------------------------------------------------------------------------------
  PBHG/NWQ Value Select****
   2001................................  $ 1.080814   $ 1.044981   42,812.150
   2000(/8/)...........................  $ 1.000000   $ 1.080814    2,959.117
------------------------------------------------------------------------------
  Salomon All Cap
   2001................................  $ 1.031639   $ 1.036993   51,746.986
   2000(/8/)...........................  $ 1.000000   $ 1.031639   19,865.045
------------------------------------------------------------------------------
  Transamerica Equity*****
   2001................................  $ 0.830010   $ 0.673200  248,639.622
   2000(/8/)...........................  $ 1.000000   $ 0.830010   49,791.821
------------------------------------------------------------------------------
  Transamerica Growth
   Opportunities*****
   2001(/10/)..........................  $ 1.000000   $ 1.106551    1,000.000
------------------------------------------------------------------------------
  Transamerica U.S. Government
   Securities**
   2001................................  $ 1.359434   $ 1.406799  424,671.372
   2000................................  $ 1.253119   $ 1.359434  352,869.442
   1999................................  $ 1.283673   $ 1.253119  123,620.377
   1998(/6/)...........................  $ 1.231625   $ 1.283673   38,151.310
------------------------------------------------------------------------------
  T. Rowe Price Dividend Growth
   2001................................  $ 1.074760   $ 1.014149   39,218.763
   2000(/8/)...........................  $ 1.000000   $ 1.074760    6,902.337

                       Annual Step-Up Death Benefit


              (Total Separate Account Annual Expenses: 1.55%)


                              continued . . .



                                        Accumulation Accumulation  Number of
                                         Unit Value   Unit Value  Accumulation
                                        at Beginning  at End of     Units at
  Subaccount                              of Year        Year     End of Year
------------------------------------------------------------------------------
  T. Rowe Price Equity Income
   2001................................  $2.322307    $2.336285   556,085.801
   2000................................  $2.099660    $2.322307   444,498.428
   1999................................  $2.060734    $2.099660   331,752.822
   1998(/6/)...........................  $1.885394    $2.060734   145,891.829
------------------------------------------------------------------------------
  T. Rowe Price Growth Stock
   2001................................  $3.049975    $2.701515   765,900.531
   2000................................  $3.112902    $3.049975   521,078.691
   1999................................  $2.586964    $3.112902   380,267.267
   1998(/6/)...........................  $2.011973    $2.586964   206,657.078
------------------------------------------------------------------------------
  T. Rowe Price Small Cap
   2001................................  $0.854538    $0.759675    88,894.568
   2000(/8/)...........................  $1.000000    $0.854538    21,134.126
------------------------------------------------------------------------------
  Van Kampen Active International
   Allocation**
   2001................................  $1.604565    $1.217188   394,641.026
   2000................................  $1.993345    $1.604565   286,553.696
   1999................................  $1.529380    $1.993345   113,650.831
   1998(/6/)...........................  $1.313338    $1.529380    39,361.912
------------------------------------------------------------------------------
  Van Kampen Asset Allocation**
   2001................................  $2.916927    $2.669327   303,649.088
   2000................................  $3.148754    $2.916927   220,450.321
   1999................................  $2.529863    $3.148754    77,640.163
   1998(/6/)...........................  $2.168718    $2.529863    31,242.813
------------------------------------------------------------------------------
  Van Kampen Money Market**
   2001................................  $1.331292    $1.359341   744,091.556
   2000................................  $1.275724    $1.331292   511,904.493
   1999................................  $1.236621    $1.275724   219,081.992
   1998(/6/)...........................  $1.196982    $1.236621    52,322.018
------------------------------------------------------------------------------
  Van Kampen Emerging Growth
   2001(/10/)..........................  $1.000000    $0.805310     1,000.000
------------------------------------------------------------------------------
  Alliance Growth & Income
   2001(/10/)..........................  $1.000000    $0.925071    53,456.320
------------------------------------------------------------------------------
  Alliance Premier Growth
   2001(/10/)..........................  $1.000000    $0.854462     1,000.000
------------------------------------------------------------------------------
  Janus Aspen - Aggressive Growth
   2001................................  $0.738193    $0.439076    33,895.136
   2000(/9/)...........................  $1.000000    $0.738193     5,266.187
------------------------------------------------------------------------------
  Janus Aspen - Strategic Value
   2001................................  $0.998590    $0.900877    71,562,862
   2000(/9/)...........................  $1.000000    $0.998590    27,363.900
------------------------------------------------------------------------------
  Janus Aspen - Worldwide Growth
   2001................................  $0.887518    $0.676228   264,617.810
   2000(/9/)...........................  $1.000000    $0.887518     6,571.469
------------------------------------------------------------------------------
  Fidelity - VIP Contrafund(R)
   2001................................  $0.921627    $0.794319   298,213.600
   2000(/8/)...........................  $1.000000    $0.921627   230,856.696

                          Annual Step-Up Death Benefit
                (Total Separate Account Annual Expenses: 1.55%)
                                continued . . .


                                         Accumulation Accumulation  Number of
                                          Unit Value   Unit Value  Accumulation
                                         at Beginning  at End of     Units at
  Subaccount                               of Year        Year     End of Year
-------------------------------------------------------------------------------
  Fidelity - VIP Equity-Income
   2001.................................  $1.083236    $1.010868   501,313.980
   2000(/8/)............................  $1.000000    $1.083236    45,762.072
-------------------------------------------------------------------------------
  Fidelity - VIP Growth
   2001(/10/)...........................  $1.000000    $0.867001     1,000.000
-------------------------------------------------------------------------------
  Fidelity - VIP Growth Opportunities
   2001.................................  $0.847487    $0.712295    82,395.506
   2000(/8/)............................  $1.000000    $0.847487    50,247.247
-------------------------------------------------------------------------------
  Fidelity - VIP Mid Cap
   2001.................................  $1.113532    $1.057890   329,109.539
   2000(/8/)............................  $1.000000    $1.113532   234,192.708

                      Return of Premium Death Benefit


              (Total Separate Account Annual Expenses: 1.40%)



                                        Accumulation Accumulation   Number of
                                         Unit Value   Unit Value  Accumulation
                                        at Beginning  at End of     Units at
  Subaccount                              of Year        Year      End of Year

-------------------------------------------------------------------------------
  Alger Aggressive Growth
   2001................................  $ 0.698100   $ 0.575129     73,158.779
   2000(/8/)...........................  $ 1.000000   $ 0.698100     98,318.320
-------------------------------------------------------------------------------
  American Century Income & Growth
   2001(/10/)..........................  $ 1.000000   $ 0.939214      1,000.000
-------------------------------------------------------------------------------
  American Century International*
   2001(/10/)..........................  $ 1.000000   $ 0.833205      1,000.000
-------------------------------------------------------------------------------
  Capital Guardian Global**
   2001................................  $ 1.280261   $ 1.131675    101,101.069
   2000................................  $ 1.534754   $ 1.280261    101,958.300
   1999(/7/)...........................  $ 1.000000   $ 1.534754     33,757.092
-------------------------------------------------------------------------------
  Capital Guardian U.S. Equity***
   2001................................  $ 0.887757   $ 0.845807     17,697.787
   2000(/9/)...........................  $ 1.000000   $ 0.887757      1,134.196
-------------------------------------------------------------------------------
  Capital Guardian Value**
   2001................................  $ 2.202884   $ 2.316504  2,703,481.376
   2000................................  $ 2.115695   $ 2.202884  2,942,667.949
   1999................................  $ 2.212928   $ 2.115695  3,372,816.213
   1998................................  $ 2.086130   $ 2.212928  3,668,656.747
   1997................................  $ 1.694854   $ 2.086130  2,981,906.712
   1996................................  $ 1.387903   $ 1.694854  1,565,599.143
   1995................................  $ 1.045610   $ 1.387903    547,233.586
-------------------------------------------------------------------------------
  Dreyfus Small Cap Value**
   2001................................  $ 2.495215   $ 3.168906  2,453,322.243
   2000................................  $ 2.278888   $ 2.495215  2,608,817.288
   1999................................  $ 1.785929   $ 2.278888  2,799,571.395
   1998................................  $ 1.851229   $ 1.785929  2,915,575.262
   1997................................  $ 1.496065   $ 1.851229  2,294,637.110
   1996................................  $ 1.206843   $ 1.496065  1,239,443.264
   1995................................  $ 1.072941   $ 1.206843    535,283.029
-------------------------------------------------------------------------------
  Gabelli Global Growth
   2001................................  $ 0.938154   $ 0.831562     10,377.652
   2000(/9/)...........................  $ 1.000000   $ 0.938154      1,000.000
-------------------------------------------------------------------------------
  Goldman Sachs Growth
   2001................................  $ 0.916033   $ 0.775980     37,898.641
   2000(/8/)...........................  $ 1.000000   $ 0.916033     34,329.508
-------------------------------------------------------------------------------
  Great Companies - AmericaSM
   2001................................  $ 1.000000   $ 0.983081      5,004.640
-------------------------------------------------------------------------------
  Great Companies - Global/2/
   2001................................  $ 0.950187   $ 0.779219      1,000.000
   2000(/9/)...........................  $ 1.000000   $ 0.950187      1,000.000
-------------------------------------------------------------------------------
  Great Companies - TechnologySM
   2001(/10/)..........................  $ 1.000000   $ 0.773994      1,000.000
-------------------------------------------------------------------------------
  Janus Global (A/T)
   2001................................  $ 0.778173   $ 0.592046     59,115.105
   2000(/8/)...........................  $ 1.000000   $ 0.778173     57,901.198

                      Return of Premium Death Benefit


              (Total Separate Account Annual Expenses: 1.40%)


                              continued . . .



                                       Accumulation Accumulation   Number of
                                        Unit Value   Unit Value  Accumulation
                                       at Beginning      at        Units at
  Subaccount                             of Year    End of Year   End of Year

------------------------------------------------------------------------------
  Janus Growth II (A/T)**
   2001...............................  $34.855341   $24.500024    545,098.523
   2000...............................  $50.054351   $34.855341    668,231.046
   1999...............................  $31.898334   $50.054351    644,989.894
   1998...............................  $19.665157   $31.898334    636,917.148
   1997...............................  $16.964068   $19.665157    557,897.978
   1996...............................  $14.583843   $16.964068    306,855.075
   1995...............................  $10.051117   $14.583843     97,436.321
------------------------------------------------------------------------------
   Jennison Growth**
   2001...............................  $ 1.081530   $ 0.868714    742,226.032
   2000...............................  $ 1.240246   $ 1.081530    905,807.804
   1999...............................  $ 1.200101   $ 1.240246    931,919.689
   1998...............................  $ 1.156993   $ 1.200101    886,891.881
   1997...............................  $ 1.004355   $ 1.156993    869,832.105
   1996(/4/)..........................  $ 1.000000   $ 1.004355    178,913.412
------------------------------------------------------------------------------
   J.P. Morgan Enhanced Index**
   2001...............................  $ 1.615156   $ 1.401905  1,221,300.338
   2000...............................  $ 1.838549   $ 1.615156  1,429,599.315
   1999...............................  $ 1.577775   $ 1.838549  1,383,754.938
   1998...............................  $ 1.217647   $ 1.577775  1,007,218.727
   1997(/5/)..........................  $ 1.000000   $ 1.217647    422,227.210
------------------------------------------------------------------------------
   MFS High Yield**
   2001...............................  $ 0.938048   $ 0.960010     58,795.205
   2000...............................  $ 1.003083   $ 0.938048     48,790.996
   1999(/7/)..........................  $ 1.000000   $ 1.003083      1,008.622
------------------------------------------------------------------------------
   PBHG Mid Cap Growth****
   2001...............................  $ 0.790745   $ 0.499618     27,048.263
   2000(/8/)..........................  $ 1.000000   $ 0.790745     25,273.784
------------------------------------------------------------------------------
   PBHG/NWQ Value Select****
   2001...............................  $ 1.081878   $ 1.047563    132,519.936
   2000(/8/)..........................  $ 1.000000   $ 1.081878     10,618.266
------------------------------------------------------------------------------
   Salomon All Cap
   2001...............................  $ 1.032666   $ 1.039580     49,657.806
   2000(/8/)..........................  $ 1.000000   $ 1.032666      1,686.226
------------------------------------------------------------------------------
   Transamerica Equity*****
   2001...............................  $ 0.830824   $ 0.674851     96,252.191
   2000(/8/)..........................  $ 1.000000   $ 0.830824     88,147.489
------------------------------------------------------------------------------
   Transamerica Growth
    Opportunities*****
   2001(/10/).........................  $ 1.000000   $ 1.107646      1,000.000

                      Return of Premium Death Benefit


              (Total Separate Account Annual Expenses: 1.40%)


                              continued . . .



                                       Accumulation Accumulation   Number of
                                        Unit Value   Unit Value  Accumulation
                                       at Beginning  at End of     Units at
  Subaccount                             of Year        Year      End of Year

------------------------------------------------------------------------------
  Transamerica U.S. Government
   Securities**
   2001...............................  $ 1.364481   $ 1.414117  1,968,528.325
   2000...............................  $ 1.255919   $ 1.364481  1,554,234.423
   1999...............................  $ 1.286733   $ 1.255919  1,896,613.591
   1998...............................  $ 1.215033   $ 1.286733  1,728,824.679
   1997...............................  $ 1.128769   $ 1.215033  1,093,934.793
   1996...............................  $ 1.124292   $ 1.128769    589,779.900
   1995(/1/)..........................  $ 0.985803   $ 1.124292    204,813.593
------------------------------------------------------------------------------
  T. Rowe Price Dividend Growth
   2001...............................  $ 1.075818   $ 1.016662      7,906.048
   2000(/8/)..........................  $ 1.000000   $ 1.075818      1,000.000
------------------------------------------------------------------------------
  T. Rowe Price Equity Income**
   2001...............................  $ 2.334702   $ 2.352249  3,162,905.128
   2000...............................  $ 2.107761   $ 2.334702  3,247,832.477
   1999...............................  $ 2.065623   $ 2.107761  3,519,301.115
   1998...............................  $ 1.925022   $ 2.065623  3,702,824.740
   1997...............................  $ 1.521680   $ 1.925022  2,982,510.532
   1996...............................  $ 1.287240   $ 1.521680  1,387,607.312
   1995(/2/)..........................  $ 1.000000   $ 1.287240    293,619.530
------------------------------------------------------------------------------
  T. Rowe Price Growth Stock**
   2001...............................  $ 3.066258   $ 2.719986  2,283,936.576
   2000...............................  $ 3.124914   $ 3.066258  2,782,793.077
   1999...............................  $ 2.593121   $ 3.124914  2,752,366.635
   1998...............................  $ 2.043480   $ 2.593121  2,640,487.984
   1997...............................  $ 1.611613   $ 2.043480  1,925,118.021
   1996...............................  $ 1.353339   $ 1.611613    964,658.085
   1995(/3/)..........................  $ 1.000000   $ 1.353339    189,613.999
------------------------------------------------------------------------------
  T. Rowe Price Small Cap
   2001...............................  $ 0.855380   $ 0.761551      6,025.517
   2000(/8/)..........................  $ 1.000000   $ 0.855380      1,757.364
------------------------------------------------------------------------------
  Van Kampen Active International
   Allocation**
   2001...............................  $ 1.613169   $ 1.225547  4,208,992.979
   2000...............................  $ 2.001071   $ 1.613169  4,746,109.126
   1999...............................  $ 1.533035   $ 2.001071  4,799,569.572
   1998...............................  $ 1.346560   $ 1.533035  4,958,037.992
   1997...............................  $ 1.330640   $ 1.346560  4,334,553.810
   1996...............................  $ 1.171039   $ 1.330640  2,084,832.841
   1995...............................  $ 1.073958   $ 1.171039    681,093.799
------------------------------------------------------------------------------
  Van Kampen Asset Allocation**
   2001...............................  $ 2.932518   $ 2.687589  1,870,569.520
   2000...............................  $ 3.160924   $ 2.932518  2,115,478.033
   1999...............................  $ 2.535888   $ 3.160924  2,173,009.491
   1998...............................  $ 2.171948   $ 2.535888  2,197,971.735
   1997...............................  $ 1.833135   $ 2.171948  1,871,808.286
   1996...............................  $ 1.577873   $ 1.833135  1,123,469.170
   1995...............................  $ 1.301669   $ 1.577873    607,869.454

                      Return of Premium Death Benefit


              (Total Separate Account Annual Expenses: 1.40%)


                              continued . . .



                                        Accumulation Accumulation   Number of
                                         Unit Value   Unit Value  Accumulation
                                        at Beginning  at End of     Units at
  Subaccount                              of Year        Year      End of Year

-------------------------------------------------------------------------------
  Van Kampen Money Market**
   2001................................  $ 1.338389   $ 1.368631  1,113,209.325
   2000................................  $ 1.280646   $ 1.338389  1,126,860.366
   1999................................  $ 1.239556   $ 1.280646  1,064,268.075
   1998................................  $ 1.196418   $ 1.239556  1,017,991.339
   1997................................  $ 1.154219   $ 1.196418    611,981.762
   1996................................  $ 1.115718   $ 1.154219    665,174.123
   1995................................  $ 1.072424   $ 1.115718    271,034.756
-------------------------------------------------------------------------------
  Van Kampen Emerging Growth
   2001(/10/)..........................  $ 1.000000   $ 0.806099      1,000.000
-------------------------------------------------------------------------------
  Alliance Growth & Income
   2001(/11/)..........................  $ 1.000000   $ 0.925978     48,324.200
-------------------------------------------------------------------------------
  Alliance Premier Growth
   2001(/10/)..........................  $ 1.000000   $ 0.855309      1,000.000
-------------------------------------------------------------------------------
  Janus Aspen - Aggressive Growth
   2001................................  $ 0.673903   $ 0.401433      1,095.756
   2000(/9/)...........................  $ 1.000000   $ 0.673903      1,095.756
-------------------------------------------------------------------------------
  Janus Aspen - Strategic Value
   2001................................  $ 0.998916   $ 0.902500      8,459.091
   2000(/9/)...........................  $ 1.000000   $ 0.998916      5,315.487
-------------------------------------------------------------------------------
  Janus Aspen - Worldwide Growth
   2001................................  $ 0.799555   $ 0.610114     11,567.884
   2000(/9/)...........................  $ 1.000000   $ 0.799555      7,121.730
-------------------------------------------------------------------------------
  Fidelity - VIP Contrafund(R)
   2001................................  $ 0.922538   $ 0.796290    104,226.203
   2000(/8/)...........................  $ 1.000000   $ 0.922538    104,254.793
-------------------------------------------------------------------------------
  Fidelity - VIP Equity-Income
   2001................................  $ 1.084290   $ 1.013361     47,973.006
   2000(/8/)...........................  $ 1.000000   $ 1.084290      2,481.581
-------------------------------------------------------------------------------
  Fidelity - VIP Growth
   2001(/10/)..........................  $ 1.000000   $ 0.867866      1,000.000
-------------------------------------------------------------------------------
  Fidelity - VIP Growth Opportunities
   2001................................  $ 0.858316   $ 0.714054     10,559.045
   2000(/8/)...........................  $ 1.000000   $ 0.848316     50,514.510
-------------------------------------------------------------------------------
  Fidelity - VIP Mid Cap
   2001................................  $ 1.114623   $ 1.060517     73,247.471
   2000(/8/)...........................  $ 1.000000   $ 1.114623     66,129.248

(/1/)Period from June 16, 1995 through December 31, 1995 (/2/)Period from June 28, 1995 through December 31, 1995 (/3/)Period from April 28, 1995 through December 31, 1995 (/4/)Period from December 13, 1996 through December 31, 1996. (/5/)Period from May 1, 1997 through December 31, 1997. (/6/)Period from January 14, 1998 through December 31, 1998. (/7/)Period from June 21, 1999 through December 31, 1999.

(/8/)Period from May 1, 2000 through December 31, 2000.
(/9/)Period from October 9, 2000 through December 31, 2000.

(/10/)Period from May 1, 2001 through December 31, 2001.


* As of May 1, 2002, American Century International Subaccount was merged into International Equity Subaccount. International Equity Subaccount changed its name to American Century International Subaccount.


** As of May 1, 2002, Endeavor Series Trust merged with AEGON/Transamerica Series Fund, Inc. Therefore, the following funds were moved into AEGON/Transamerica Series Fund, Inc. trust and renamed as follows: Capital Guardian Global Portfolio is now Capital Guardian Global; Capital Guardian U.S. Equity Portfolio is now Capital Guardian U.S. Equity; Capital Guardian Value Portfolio is now Capital Guardian Value; Dreyfus Small Cap Value Portfolio is now Dreyfus Small Cap Value; Endeavor Janus Growth Portfolio is now Janus Growth II (A/T); Jennison Growth Portfolio is now Jennison Growth; Endeavor Enhanced Index Portfolio is now J.P. Morgan Enhanced Index; Endeavor High Yield Portfolio is now MFS High Yield; Dreyfus U.S. Government Securities Portfolio is now Transamerica U.S. Government Securities; T. Rowe Price Equity Income Portfolio is now T. Rowe Price Equity Income; T. Rowe Price Growth Stock Portfolio is now T. Rowe Price Growth Stock; T. Rowe Price International Stock Portfolio is now Van Kampen Active International Allocation; Endeavor Asset Allocation Portfolio is now Van Kampen Asset Allocation; and Endeavor Money Market Portfolio is now Van Kampen Money Market.


*** For periods prior to October 9, 2000, the unit values shown reflect performance for the target account.


**** Prior to May 1, 2002, the PBHG Mid Cap Growth Subaccount was called Pilgrim Baxter Mid Cap Growth Subaccount; and the PBHG/NWQ Value Select Subaccount was called NWQ Value Equity Subaccount.


***** As of May 1, 2002, Transamerica Variable Insurance Funds, Inc. merged with AEGON/Transamerica Series Fund, Inc. Therefore, the following funds were moved into AEGON/Transamerica Series Fund, Inc. and renamed as follows: Transamerica VIF Growth Portfolio is now Transamerica Equity, and Transamerica VIF Small Company Portfolio is now Transamerica Growth Opportunities.


The Aggressive Asset Allocation Subaccount, Conservative Asset Allocation Subaccount, Moderate Asset Allocation Subaccount, Moderately Aggressive Asset Allocation Subaccount, BlackRock Global Science & Technology Subaccount, BlackRock Mid Cap Growth Subaccount, Clarion Real Estate Securities Subaccount, Janus Balanced Subaccount, PIMCO Total Return Subaccount, Transamerica Convertible Securities Subaccount, AIM V.I. Basic Value Fund Subaccount--Series II shares, AIM V.I. Capital Appreciation Fund Subaccount--Series II shares, MFS New Discovery Series Subaccount--Service Class, MFS Total Return Series Subaccount--Service Class, and the Fidelity--VIP Value Strategies Subaccount-- Service Class 2 had not commenced operations as of December 31, 2001, therefore, comparable data is not available.

                                   APPENDIX B

                          HISTORICAL PERFORMANCE DATA

Standard Performance Data

AUSA Life may advertise historical yields and total returns for the subaccounts of the separate account. In addition, AUSA Life may advertise the effective yield of the subaccount investing in the Van Kampen Money Market Portfolio, formerly Endeavor Money Market Portfolio (the "Van Kampen Money Market Subaccount"). These figures will be calculated according to standardized methods prescribed by the SEC. They are based on historical earnings and are not intended to indicate future performance.


Van Kampen Money Market Subaccount. The yield of the Van Kampen Money Market Subaccount for a policy refers to the annualized income generated by an investment under a policy in the subaccount over a specified seven-day period. The yield is calculated by assuming that the income generated for that seven-day period is generated each seven-day period over a 52-week period and is shown as a percentage of the investment. The effective yield is calculated similarly but, when annualized, the income earned by an investment under a policy in the subaccount is assumed to be reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment.


Other Subaccounts. The yield of a underlying fund subaccount (other than the Van Kampen Money Market Subaccount) for a policy refers to the annualized income generated by an investment under a policy in the subaccount over a specified thirty-day period. The yield is calculated by assuming that the income generated by the investment during that thirty-day period is generated each thirty-day period over a 12-month period and is shown as a percentage of the investment.


The total return of a subaccount refers to return quotations assuming an investment under a policy has been held in the subaccount for various periods of time including a period measured from the date the subaccount commenced operations. When a subaccount has been in operation for one, five, and ten years, respectively, the total return for these periods will be provided. The total return quotations for a subaccount will represent the average annual compounded rates of return that equate an initial investment of $1,000 in the subaccount to the redemption value of that investment as of the last day of each of the periods for which total return quotations are provided.

The yield and total return calculations for a subaccount do not reflect the effect of any premium taxes that may be applicable to a particular policy. To the extent that a premium tax and/or surrender charge is applicable to a particular policy, the yield and/or total return of that policy will be reduced. For additional information regarding yields and total returns calculated using the standard formats briefly summarized above, please refer to the Statement of Additional Information, a copy of which may be obtained from the service office of AUSA Life upon request.

Based on the method of calculation described in the Statement of Additional Information, the average annual total returns for periods from inception of the subaccounts to December 31, 2001, and for the one and five year periods ended December 31, 2001, are shown in Table 1 below. Total returns shown reflect deductions for the mortality and expense risk fee and administrative charges. Performance figures may reflect one or more of the following mortality and expense risk fees: the 1.40% mortality and expense risk fee for the Annual Step-Up Death Benefit for policy years 1 - 7; 1.25% mortality and expense risk fee for the Annual Step-Up Death Benefit for policy years 8 or more; 1.25% mortality and expense risk fee for the Return of Premium Death Benefit for policy years 1 - 7; or the 1.10% mortality and expense risk fee for the Return of Premium Death Benefit for policy years 8 or more. Standard total return calculations will reflect the effect of surrender charges that may be applicable to a particular period.

                                TABLE 1 - A

                   Standard Average Annual Total Returns(/1/)
                         (Assuming A Surrender Charge)
-------------------------------------------------------------------------------
                          Annual Step-Up Death Benefit
                (Total Separate Account Annual Expenses: 1.55%)

-------------------------------------------------------------------------------
                                                   Inception
                                                     of the
                                  1 Year   5 Year  Subaccount    Subaccount
                                  Ended    Ended       to         Inception
  Subaccount                     12/31/01 12/31/01  12/31/01        Date
-------------------------------------------------------------------------------
  Aggressive Asset
   Allocation(/2/).............    N/A      N/A       N/A        May 1, 2002
  Conservative Asset
   Allocation(/2/).............    N/A      N/A       N/A        May 1, 2002
  Moderate Asset
   Allocation(/2/).............    N/A      N/A       N/A        May 1, 2002
  Moderately Aggressive Asset
   Allocation(/2/).............    N/A      N/A       N/A        May 1, 2002
  Alger Aggressive Growth......  (23.17%)   N/A     (32.48%)     May 1, 2000
  American Century Income &
   Growth......................    N/A      N/A     (13.17%)     May 1, 2001
  American Century
   International(/3/)..........    N/A      N/A     (23.76%)     May 1, 2001
  BlackRock Global Science &
   Technology(/2/).............    N/A      N/A       N/A        May 1, 2002
  BlackRock Mid Cap
   Growth(/2/).................    N/A      N/A       N/A        May 1, 2002
  Capital Guardian
   Global(/4/).................  (17.17%)   N/A     (4.56%)     June 21, 1999
  Capital Guardian U.S.
   Equity(/4/)(/5/)............  (10.30%)   N/A     (7.96%)    October 9, 2000
  Capital Guardian Value(/4/)..  (0.43%)   6.06%     11.83%    January 1, 1995
  Clarion Real Estate
   Securities(/2/).............    N/A      N/A       N/A        May 1, 2002
  Dreyfus Small Cap
   Value(/4/)..................   22.39%   15.99%    16.52%    January 1, 1995
  Gabelli Global Growth........  (16.93%)   N/A     (18.69%)   October 9, 2000
  Goldman Sachs Growth(/6/)....  (20.85%)   N/A     (17.90%)     May 1, 2000
  Great Companies - AmericaSM..    N/A      N/A     (8.79%)      May 1, 2001
  Great Companies -
    Global/2................/..  (23.55%)   N/A     (23.18%)   October 9, 2000
  Great Companies -
    TechnologySM...............    N/A      N/A     (29.68%)     May 1, 2001
  Janus Balanced (A/T)(/2/)....    N/A      N/A       N/A        May 1, 2002
  Janus Growth II (A/T)(/4/)...  (35.25%)  7.27%     13.37%    January 1, 1995
  Jennison Growth(/4/).........  (25.23%) (3.45%)   (3.31%)   December 13, 1996
  J.P. Morgan Enhanced
   Index(/4/)..................  (18.76%)   N/A      7.01%       May 1, 1997
  MFS High Yield(/4/)..........  (3.24%)    N/A     (3.29%)     June 21, 1999
  PBHG Mid Cap Growth(/7/).....  (42.34%)   N/A     (38.53%)     May 1, 2000
  PBHG/NWQ Value Select(/7/)...  (8.75%)    N/A     (0.57%)      May 1, 2000
  PIMCO Total Return(/2/)......    N/A      N/A       N/A        May 1, 2002
  Salomon All Cap..............  (4.91%)    N/A     (1.05%)      May 1, 2000
  Transamerica Convertible
   Securities(/2/).............    N/A      N/A       N/A        May 1, 2002
  Transamerica Equity(/8/).....  (24.32%)   N/A     (25.00%)     May 1, 2000
  Transamerica Growth
   Opportunities(/8/)..........    N/A      N/A      3.66%       May 1, 2001
  Transamerica U.S. Government
   Securities(/4/).............  (1.95%)   4.20%     4.07%      June 16, 1995
  T. Rowe Price Dividend
   Growth(/6/).................  (11.07%)   N/A     (2.44%)      May 1, 2000
  T. Rowe Price Equity
   Income(/4/).................  (4.83%)   8.78%     11.92%     June 28, 1995
  T. Rowe Price Growth
   Stock(/4/)..................  (16.86%)  10.75%    13.61%    April 28, 1995
  T. Rowe Price Small Cap......  (16.53%)   N/A     (18.89%)     May 1, 2000
  Van Kampen Active
   International
   Allocation(/4/).............  (29.57%) (2.20%)    1.72%     January 1, 1995
  Van Kampen Asset
   Allocation(/4/).............  (13.92%)  7.60%     10.71%    January 1, 1995
  Van Kampen Emerging Growth...    N/A      N/A     (26.47%)     May 1, 2001
  AIM V.I. Basic Value Fund -
    Series II shares(/2/)......    N/A      N/A       N/A        May 1, 2002
  AIM V.I. Capital Appreciation
   Fund -
   Series II shares(/2/).......    N/A      N/A       N/A        May 1, 2002
  Alliance Growth & Income -
    Class B....................    N/A      N/A     (14.49%)     May 1, 2001
  Alliance Growth & Income -
    Class B....................    N/A      N/A     (21.55%)     May 1, 2001

                       TABLE 1 - A (continued . . .)


                Standard Average Annual Total Returns(/1/)


                       (Assuming A Surrender Charge)

-------------------------------------------------------------------------------

                       Annual Step-Up Death Benefit


              (Total Separate Account Annual Expenses: 1.55%)


-------------------------------------------------------------------------------
                                                     Inception
                                                       of the
                                    1 Year   5 Year  Subaccount   Subaccount
                                    Ended    Ended       to        Inception
  Subaccount                       12/31/01 12/31/01  12/31/01       Date
-------------------------------------------------------------------------------
  Janus Aspen - Aggressive
   Growth - Service Shares         (45.95%)   N/A     (54.08%)  October 9, 2000
  Janus Aspen - Strategic Value -
    Service Shares(/6/)            (15.22%)   N/A     (12.70%)  October 9, 2000
  Janus Aspen - Worldwide
   Growth - Service Shares         (29.24%)   N/A     (32.09%)  October 9, 2000
  MFS New Discovery Series -
    Service Class(/2/)               N/A      N/A       N/A       May 1, 2002
  MFS Total Return Series -
    Service Class(/2/)               N/A      N/A       N/A       May 1, 2002
  Fidelity - VIP Contrafund(R) -
    Service Class 2                (19.25%)   N/A     (16.52%)    May 1, 2000
  Fidelity - VIP Equity-Income -
    Service Class 2                (12.11%)   N/A     (2.64%)     May 1, 2000
  Fidelity - VIP Growth - Service
   Class 2                           N/A      N/A     (20.30%)    May 1, 2001
  Fidelity - VIP Growth
   Opportunities - Service Class
   2(/6/)                          (21.38%)   N/A     (22.20%)    May 1, 2000
  Fidelity - VIP Mid Cap -
    Service Class 2                (10.43%)   N/A      0.20%      May 1, 2000
  Fidelity - VIP Value
   Strategies - Service Class
   2(/2/)                            N/A      N/A       N/A       May 1, 2002

                                  TABLE 1 - B
                   Standard Average Annual Total Returns(/1/)
                         (Assuming A Surrender Charge)
-------------------------------------------------------------------------------
                        Return of Premium Death Benefit
                (Total Separate Account Annual Expenses: 1.40%)

-------------------------------------------------------------------------------
                                                   Inception
                                                     of the
                                  1 Year   5 Year  Subaccount    Subaccount
                                  Ended    Ended       to         Inception
  Subaccount                     12/31/01 12/31/01  12/31/01        Date
-------------------------------------------------------------------------------
  Aggressive Asset
   Allocation(/2/).............    N/A      N/A       N/A        May 1, 2002
  Conservative Asset
   Allocation(/2/).............    N/A      N/A       N/A        May 1, 2002
  Moderate Asset
   Allocation(/2/).............    N/A      N/A       N/A        May 1, 2002
  Moderately Aggressive Asset
   Allocation(/2/).............    N/A      N/A       N/A        May 1, 2002
  Alger Aggressive Growth......  (23.05%)   N/A     (32.37%)     May 1, 2000
  American Century Income &
   Growth......................    N/A      N/A     (13.08%)     May 1, 2001
  American Century
   International(/3/)..........    N/A      N/A     (23.68%)     May 1, 2001
  BlackRock Global Science &
   Technology(/2/).............    N/A      N/A       N/A        May 1, 2002
  BlackRock Mid Cap
   Growth(/2/).................    N/A      N/A       N/A        May 1, 2002
  Capital Guardian
   Global(/4/).................  (17.04%)   N/A     (4.41%)     June 21, 1999
  Capital Guardian U.S.
   Equity(/4/)(/5/)............  (10.16%)   N/A     (7.82%)    October 9, 2000
  Capital Guardian Value(/4/)..  (0.27%)   6.22%     12.00%    January 1, 1995
  Clarion Real Estate
   Securities(/2/).............    N/A      N/A       N/A        May 1, 2002
  Dreyfus Small Cap
   Value(/4/)..................   22.59%   16.16%    16.69%    January 1, 1995
  Gabelli Global Growth........  (16.79%)   N/A     (18.57%)   October 9, 2000
  Goldman Sachs Growth(/6/)....  (20.72%)   N/A     (17.77%)     May 1, 2000
  Great Companies - AmericaSM..    N/A      N/A     (8.69%)      May 1, 2001
  Great Companies -
    Global/2................/..  (23.43%)   N/A     (23.06%)   October 9, 2000
  Great Companies -
    TechnologySM...............    N/A      N/A     (29.60%)     May 1, 2001
  Janus Balanced (A/T)(/2/)....    N/A      N/A       N/A        May 1, 2002
  Janus Growth II (A/T)(/4/)...  (35.14%)  7.43%     13.54%    January 1, 1995
  Jennison Growth(/4/).........  (25.11%) (3.30%)   (3.16%)   December 13, 1996
  J.P. Morgan Enhanced
   Index(/4/)..................  (18.64%)   N/A      7.17%       May 1, 1997
  MFS High Yield(/4/)..........  (3.09%)    N/A     (3.14%)     June 21, 1999
  PBHG Mid Cap Growth(/7/).....  (42.25%)   N/A     (38.43%)     May 1, 2000
  PBHG/NWQ Value Select(/7/)...  (8.60%)    N/A     (0.42%)      May 1, 2000
  PIMCO Total Return(/2/)......    N/A      N/A       N/A        May 1, 2002
  Salomon All Cap..............  (4.76%)    N/A     (0.90%)      May 1, 2000
  Transamerica Convertible
   Securities(/2/).............    N/A      N/A       N/A        May 1, 2002
  Transamerica Equity(/8/).....  (24.21%)   N/A     (24.88%)     May 1, 2000
  Transamerica Growth
   Opportunities(/8/)..........    N/A      N/A      3.76%       May 1, 2001
  Transamerica U.S. Government
   Securities(/4/).............  (1.79%)   4.33%     4.21%      June 16, 1995
  T. Rowe Price Dividend
   Growth(/6/).................  (10.93%)   N/A     (2.29%)      May 1, 2000
  T. Rowe Price Equity
   Income(/4/).................  (4.68%)   8.94%     12.09%     June 28, 1995
  T. Rowe Price Growth
   Stock(/4/)..................  (16.73%)  10.92%    13.78%    April 28, 1995
  T. Rowe Price Small Cap......  (16.40%)   N/A     (18.76%)     May 1, 2000
  Van Kampen Active
   International
   Allocation(/4/).............  (29.46%) (2.05%)    1.87%     January 1, 1995
  Van Kampen Asset
   Allocation(/4/).............  (13.78%)  7.76%     10.88%    January 1, 1995
  Van Kampen Emerging Growth...    N/A      N/A     (26.39%)     May 1, 2001
  AIM V.I. Basic Value Fund -
    Series II shares(/2/)......    N/A      N/A       N/A        May 1, 2002
  AIM V.I. Capital Appreciation
   Fund -
   Series II shares(/2/).......    N/A      N/A       N/A        May 1, 2002
  Alliance Growth & Income -
    Class B....................    N/A      N/A     (14.40%)     May 1, 2001
  Alliance Growth & Income -
    Class B....................    N/A      N/A     (21.47%)     May 1, 2001
  Janus Aspen - Aggressive
   Growth - Service Shares.....  (45.86%)   N/A     (54.00%)   October 9, 2000

                       TABLE 1 - B (continued . . .)


                Standard Average Annual Total Returns(/1/)


                       (Assuming A Surrender Charge)

-------------------------------------------------------------------------------

                      Return of Premium Death Benefit


              (Total Separate Account Annual Expenses: 1.40%)


-----------------------------------------------------------------------------
                                                  Inception
                                                    of the
                                1 Year    5 Year  Subaccount    Subaccount
                                Ended     Ended       to         Inception
  Subaccount                   12/31/01  12/31/01  12/31/01        Date

-----------------------------------------------------------------------------
  Janus Aspen - Strategic
   Value - Service
   Shares(/6/)................ (15.08%)    N/A     (12.56%)   October 9, 2000
  Janus Aspen - Worldwide
   Growth - Service Shares.... (29.13%)    N/A     (31.98%)   October 9, 2000
  MFS New Discovery Series -
    Service Class(/2/)........   N/A       N/A       N/A        May 1, 2002
  MFS Total Return Series -
    Service Class(/2/)........   N/A       N/A       N/A        May 1, 2002
  Fidelity - VIP
   Contrafund(R) - Service
   Class 2.................... (19.12%)    N/A     (16.39%)     May 1, 2000
  Fidelity - VIP Equity-
   Income - Service Class 2... (11.97%)    N/A      (2.49%)     May 1, 2000
  Fidelity - VIP Growth -
    Service Class 2...........   N/A       N/A     (20.21%)     May 1, 2001
  Fidelity - VIP Growth
   Opportunities - Service
   Class 2(/6/)............... (21.26%)    N/A     (22.07%)     May 1, 2000
  Fidelity - VIP Mid Cap -
    Service Class 2........... (10.29%)    N/A       0.36%      May 1, 2000
  Fidelity - VIP Value
   Strategies - Service Class
   2(/2/).....................   N/A       N/A       N/A        May 1, 2002

(/1/)These calculations also assume the policy has been in effect for less than eight years and that annuity payments have not commenced. Policies in effect for more than seven years would experience lower mortality and expense risk fees and therefore the yield and/or total return of such policies would be increased. In no event will policies which have reached the annuity commencement date reflect a return based on a mortality and expense risk fee and administrative charge of more than 1.40%, regardless of the death benefit option in effect just prior to the commencement of annuity payments.

(/2/)The Aggressive Asset Allocation Subaccount, Conservative Asset Allocation
     Subaccount, Moderate Asset Allocation Subaccount, Moderately Aggressive Asset Allocation Subaccount, BlackRock Global Science & Technology Subaccount, BlackRock Mid Cap Growth Subaccount, Clarion Real Estate Securities Subaccount, Janus Balanced Subaccount, PIMCO Total Return Subaccount, Transamerica Convertible Securities Subaccount, AIM V.I. Basic Value Fund Subaccount - Series II shares, AIM V.I. Capital Appreciation Fund Subaccount - Series II shares, MFS New Discovery Series Subaccount - Service Class, MFS Total Return Series Subaccount - Service Class, and the Fidelity - VIP Value Strategies Subaccount - Service Class 2 had not commenced operations as of December 31, 2001, therefore, comparable information is not available.


(/3/)As of May 1, 2002, American Century International Subaccount was merged into International Equity Subaccount. International Equity Subaccount changed its name to American Century International Subaccount.


(/4/)As of May 1, 2002, the Endeavor Series Trust merged with
     AEGON/Transamerica Series Fund, Inc. Therefore, the following funds were moved into AEGON/Transamerica Series Fund, Inc. trust and renamed as follows: Capital Guardian Global Portfolio is now Capital Guardian Global; Capital Guardian U.S. Equity Portfolio is now Capital Guardian U.S. Equity; Capital Guardian Value Portfolio is now Capital Guardian Value; Dreyfus Small Cap Value Portfolio is now Dreyfus Small Cap Value; Endeavor Janus Growth Portfolio is now Janus Growth II (A/T); Jennison Growth Portfolio is now Jennison Growth; Endeavor Enhanced Index Portfolio is now J.P. Morgan Enhanced Index; Endeavor High Yield Portfolio is now MFS High Yield; Dreyfus U.S. Government Securities Portfolio is now Transamerica U.S. Government Securities; T. Rowe Price Equity Income Portfolio is now
     T. Rowe Price Equity Income; T. Rowe Price Growth Stock Portfolio is now
     T. Rowe Price Growth Stock; T. Rowe Price International Stock Portfolio is now Van Kampen Active International Allocation; and the Endeavor Asset Allocation Portfolio is now Van Kampen Asset Allocation. The performance information for periods prior to May 1, 2002 have been derived from the financial history of the predecessor portfolios.

(/5/)Effective October 9, 2000, shares of each series of the target account were liquidated and the proceeds were used to purchase shares of the Capital Guardian U.S. Equity Portfolio. This was a fundamental change in the structure of the target account from an actively managed account to a passive unit investment trust. In addition, Capital Guardian U.S. Equity has a different subadviser and fundamentally different investment policies. Therefore, no performance history is given for periods prior to October 9, 2000 because such history is not relevant or applicable to the Capital Guardian U.S. Equity Subaccount.


(/6/)The Goldman Sachs Growth Subaccount, T. Rowe Price Dividend Growth
     Subaccount, Janus Aspen -Strategic Value Subaccount - Service Shares, and the Fidelity - VIP Growth Opportunities Subaccount - Service Class 2 are only available to owners that held an investment in those subaccounts on May 1, 2002. However, if an owner surrenders all of his or her money from those subaccounts after May 1, 2002, that owner may not reinvest in those subaccounts.


(/7/)Prior to May 1, 2002, the PBHG Mid Cap Growth Subaccount was called
     Pilgrim Baxter Mid Cap Growth Subaccount; and the PBHG/NWQ Value Select Subaccount was called NWQ Value Equity Subaccount.


(/8/)As of May 1, 2002, Transamerica Variable Insurance Funds, Inc. merged with
     AEGON/Transamerica Series Fund, Inc. Therefore, the following funds were moved into AEGON/Transamerica Series Fund, Inc. and renamed as follows:
     Transamerica VIF Growth Portfolio is now Transamerica Equity, and Transamerica VIF Small Company Portfolio is now Transamerica Growth Opportunities. The performance information for periods prior to May 1, 2002 have been derived from the financial history of the predecessor portfolios.


The figures in the above tables may reflect waiver of advisory fees and reimbursement of other expenses. In the absence of such waivers, the average annual total return figures would have been lower. (See the Fee Table.)

Non-Standard Performance Data

In addition to the standard data discussed above, similar performance data for other periods may also be shown.

AUSA Life may present the total return data described above on a non-standard basis. This means that the data may not be reduced by all the fees and charges under the policy and that the data may be presented for different time periods and for different premium payment amounts. Non-standard performance data will only be disclosed if standard performance data for the required periods is also disclosed. Table 2 shows average annual total returns of the subaccount since their inception reduced by all fees and charges under the policy except surrender charges.

                                  TABLE 2 - A
                 Non-Standard Average Annual Total Returns(/1/)
                         (Assuming No Surrender Charge)
-------------------------------------------------------------------------------
                          Annual Step-Up Death Benefit
                (Total Separate Account Annual Expenses: 1.55%)

-------------------------------------------------------------------------------
                                                   Inception
                                                     of the
                                  1 Year   5 Year  Subaccount    Subaccount
                                  Ended    Ended       to         Inception
  Subaccount                     12/31/01 12/31/01  12/31/01        Date
-------------------------------------------------------------------------------
  Aggressive Asset
   Allocation(/2/).............    N/A      N/A       N/A        May 1, 2002
  Conservative Asset
   Allocation(/2/).............    N/A      N/A       N/A        May 1, 2002
  Moderate Asset
   Allocation(/2/).............    N/A      N/A       N/A        May 1, 2002
  Moderately Aggressive Asset
   Allocation(/2/).............    N/A      N/A       N/A        May 1, 2002
  Alger Aggressive Growth......  (17.74%)   N/A     (28.32%)     May 1, 2000
  American Century Income &
   Growth......................    N/A      N/A     (6.17%)      May 1, 2001
  American Century
   International(/3/)..........    N/A      N/A     (16.76%)     May 1, 2001
  BlackRock Global Science &
   Technology(/2/).............    N/A      N/A       N/A        May 1, 2002
  BlackRock Mid Cap
   Growth(/2/).................    N/A      N/A       N/A        May 1, 2002
  Capital Guardian
   Global(/4/).................  (11.74%)   N/A     (2.65%)     June 21, 1999
  Capital Guardian U.S.
   Equity(/4/)(/5/)............  (4.87%)    N/A     (3.47%)    October 9, 2000
  Capital Guardian Value(/4/)..   5.00%    6.29%     11.86%    January 1, 1995
  Clarion Real Estate
   Securities(/2/).............    N/A      N/A       N/A        May 1, 2002
  Dreyfus Small Cap
   Value(/4/)..................   26.81%   16.02%    16.55%    January 1, 1995
  Gabelli Global Growth........  (11.49%)   N/A     (14.08%)   October 9, 2000
  Goldman Sachs Growth(/6/)....  (15.41%)   N/A     (14.23%)     May 1, 2000
  Great Companies - AmericaSM..    N/A      N/A     (1.79%)      May 1, 2001
  Great Companies -
    Global/2................/..  (18.11%)   N/A     (18.51%)   October 9, 2000
  Great Companies -
    TechnologySM...............    N/A      N/A     (22.68%)     May 1, 2001
  Janus Balanced (A/T)(/2/)....    N/A      N/A       N/A        May 1, 2002
  Janus Growth II (A/T)(/4/)...  (29.81%)  7.47%     13.40%    January 1, 1995
  Jennison Growth(/4/).........  (19.80%) (3.00%)   (2.87%)   December 13, 1996
  J.P. Morgan Enhanced
   Index(/4/)..................  (13.33%)   N/A      7.34%       May 1, 1997
  MFS High Yield(/4/)..........   2.19%     N/A     (1.41%)     June 21, 1999
  PBHG Mid Cap Growth(/7/).....  (36.91%)   N/A     (34.12%)     May 1, 2000
  PBHG/NWQ Value Select(/7/)...  (3.32%)    N/A      2.67%       May 1, 2000
  PIMCO Total Return(/2/)......    N/A      N/A       N/A        May 1, 2002
  Salomon All Cap..............   0.52%     N/A      2.20%       May 1, 2000
  Transamerica Convertible
   Securities(/2/).............    N/A      N/A       N/A        May 1, 2002
  Transamerica Equity(/8/).....  (18.89%)   N/A     (21.11%)     May 1, 2000
  Transamerica Growth
   Opportunities(/8/)..........    N/A      N/A      10.66%      May 1, 2001
  Transamerica U.S. Government
   Securities(/4/).............   3.48%    4.49%     4.19%      June 16, 1995
  T. Rowe Price Dividend
   Growth(/6/).................  (5.64%)    N/A      0.85%       May 1, 2000
  T. Rowe Price Equity
   Income(/4/).................   0.60%    8.94%     11.95%     June 28, 1995
  T. Rowe Price Growth
   Stock(/4/)..................  (11.43%)  10.87%    13.64%    April 28, 1995
  T. Rowe Price Small Cap......  (11.10%)   N/A     (15.19%)     May 1, 2000
  Van Kampen Active
   International
   Allocation(/4/).............  (24.14%) (1.78%)    1.75%     January 1, 1995
  Van Kampen Asset
   Allocation(/4/).............  (8.49%)   7.79%     10.74%    January 1, 1995
  Van Kampen Emerging Growth...    N/A      N/A     (22.68%)     May 1, 2001
  AIM V.I. Basic Value Fund -
    Series II shares(/2/)......    N/A      N/A       N/A        May 1, 2002
  AIM V.I. Capital Appreciation
   Fund -
   Series II shares(/2/).......    N/A      N/A       N/A        May 1, 2002
  Alliance Growth & Income -
    Class B....................    N/A      N/A     (7.49%)      May 1, 2001
  Alliance Growth & Income -
    Class B....................    N/A      N/A     (14.55%)     May 1, 2001

                       TABLE 2 - A (continued . . .)

                 Non-Standard Average Annual Total Returns(/1/)
                         (Assuming No Surrender Charge)
-------------------------------------------------------------------------------
                          Annual Step-Up Death Benefit
                (Total Separate Account Annual Expenses: 1.55%)
-------------------------------------------------------------------------------

                                                     Inception
                                                       of the
                                    1 Year   5 Year  Subaccount   Subaccount
                                    Ended    Ended       to        Inception
  Subaccount                       12/31/01 12/31/01  12/31/01       Date
-------------------------------------------------------------------------------
  Janus Aspen - Aggressive
   Growth - Service Shares.......  (40.52%)   N/A     (48.86%)  October 9, 2000
  Janus Aspen - Strategic Value -
    Service Shares(/6/)..........  (9.79%)    N/A     (8.15%)   October 9, 2000
  Janus Aspen - Worldwide
   Growth - Service Shares.......  (23.81%)   N/A     (27.29%)  October 9, 2000
  MFS New Discovery Series -
    Service Class(/2/)...........    N/A      N/A       N/A       May 1, 2002
  MFS Total Return Series -
    Service Class(/2/)...........    N/A      N/A       N/A       May 1, 2002
  Fidelity - VIP Contrafund(R) -
    Service Class 2..............  (13.81%)   N/A     (12.89%)    May 1, 2000
  Fidelity - VIP Equity-Income -
    Service Class 2..............  (6.68%)    N/A      0.65%      May 1, 2000
  Fidelity - VIP Growth - Service
   Class 2.......................    N/A      N/A     (13.30%)    May 1, 2001
  Fidelity - VIP Growth
   Opportunities - Service Class
   2(/6/)........................  (15.95%)   N/A     (18.40%)    May 1, 2000
  Fidelity - VIP Mid Cap -
    Service Class 2..............  (5.00%)    N/A      3.43%      May 1, 2000
  Fidelity - VIP Value
   Strategies - Service Class
   2(/2/)........................    N/A      N/A       N/A       May 1, 2002

                                  TABLE 2 - B
                 Non-Standard Average Annual Total Returns(/1/)
                         (Assuming No Surrender Charge)
-------------------------------------------------------------------------------
                        Return of Premium Death Benefit
                (Total Separate Account Annual Expenses: 1.40%)

-------------------------------------------------------------------------------
                                                   Inception
                                                     of the
                                  1 Year   5 Year  Subaccount    Subaccount
                                  Ended    Ended       to         Inception
  Subaccount                     12/31/01 12/31/01  12/31/01        Date
-------------------------------------------------------------------------------
  Aggressive Asset
   Allocation(/2/).............    N/A      N/A       N/A        May 1, 2002
  Conservative Asset
   Allocation(/2/).............    N/A      N/A       N/A        May 1, 2002
  Moderate Asset
   Allocation(/2/).............    N/A      N/A       N/A        May 1, 2002
  Moderately Aggressive Asset
   Allocation(/2/).............    N/A      N/A       N/A        May 1, 2002
  Alger Aggressive Growth......  (17.62%)   N/A     (28.22%)     May 1, 2000
  American Century Income &
   Growth......................    N/A      N/A     (6.08%)      May 1, 2001
  American Century
   International(/3/)..........    N/A      N/A     (16.68%)     May 1, 2001
  BlackRock Global Science &
   Technology(/2/).............    N/A      N/A       N/A        May 1, 2002
  BlackRock Mid Cap
   Growth(/2/).................    N/A      N/A       N/A        May 1, 2002
  Capital Guardian
   Global(/4/).................  (11.61%)   N/A     (2.50%)     June 21, 1999
  Capital Guardian U.S.
   Equity(/4/)(/5/)............  (4.73%)    N/A     (3.33%)    October 9, 2000
  Capital Guardian Value(/4/)..   5.16%    6.45%     12.03%    January 1, 1995
  Clarion Real Estate
   Securities(/2/).............    N/A      N/A       N/A        May 1, 2002
  Dreyfus Small Cap
   Value(/4/)..................   27.00%   16.20%    16.73%    January 1, 1995
  Gabelli Global Growth........  (11.36%)   N/A     (13.95%)   October 9, 2000
  Goldman Sachs Growth(/6/)....  (15.29%)   N/A     (14.10%)     May 1, 2000
  Great Companies - AmericaSM..    N/A      N/A     (1.69%)      May 1, 2001
  Great Companies -
    Global/2................/..  (17.99%)   N/A     (18.39%)   October 9, 2000
  Great Companies -
    TechnologySM...............    N/A      N/A     (22.60%)     May 1, 2001
  Janus Balanced (A/T)(/2/)....    N/A      N/A       N/A        May 1, 2002
  Janus Growth II (A/T)(/4/)...  (29.71%)  7.63%     13.57%    January 1, 1995
  Jennison Growth(/4/).........  (19.68%) (2.86%)   (2.73%)   December 13, 1996
  J.P. Morgan Enhanced
   Index(/4/)..................  (13.20%)   N/A      7.50%       May 1, 1997
  MFS High Yield(/4/)..........   2.34%     N/A     (1.26%)     June 21, 1999
  PBHG Mid Cap Growth(/7/).....  (36.82%)   N/A     (34.02%)     May 1, 2000
  PBHG/NWQ Value Select(/7/)...  (3.17%)    N/A      2.82%       May 1, 2000
  PIMCO Total Return(/2/)......    N/A      N/A       N/A        May 1, 2002
  Salomon All Cap..............   0.67%     N/A      2.35%       May 1, 2000
  Transamerica Convertible
   Securities(/2/).............    N/A      N/A       N/A        May 1, 2002
  Transamerica Equity(/8/).....  (18.77%)   N/A     (21.00%)     May 1, 2000
  Transamerica Growth
   Opportunities(/8/)..........    N/A      N/A      10.76%      May 1, 2001
  Transamerica U.S. Government
   Securities(/4/).............   3.64%    4.61%     4.32%      June 16, 1995
  T. Rowe Price Dividend
   Growth(/6/).................  (5.50%)    N/A      1.00%       May 1, 2000
  T. Rowe Price Equity
   Income(/4/).................   0.75%    9.10%     12.12%     June 28, 1995
  T. Rowe Price Growth
   Stock(/4/)..................  (11.29%)  11.04%    13.81%    April 28, 1995
  T. Rowe Price Small Cap......  (10.97%)   N/A     (15.06%)     May 1, 2000
  Van Kampen Active
   International
   Allocation(/4/).............  (24.03%) (1.63%)    1.90%     January 1, 1995
  Van Kampen Asset
   Allocation(/4/).............  (8.35%)   7.95%     10.91%    January 1, 1995
  Van Kampen Emerging Growth...    N/A      N/A     (19.39%)     May 1, 2001
  AIM V.I. Basic Value Fund -
    Series II shares(/2/)......    N/A      N/A       N/A        May 1, 2002
  AIM V.I. Capital Appreciation
   Fund -
   Series II shares(/2/).......    N/A      N/A       N/A        May 1, 2002
  Alliance Growth & Income -
    Class B....................    N/A      N/A     (7.40%)      May 1, 2001
  Alliance Growth & Income -
    Class B....................    N/A      N/A     (14.47%)     May 1, 2001

                                TABLE 2 - B


              Non-Standard Average Annual Total Returns(/1/)


                      (Assuming No Surrender Charge)

-------------------------------------------------------------------------------

                      Return of Premium Death Benefit


              (Total Separate Account Annual Expenses: 1.40%)


-------------------------------------------------------------------------------
                                                     Inception
                                                       of the
                                    1 Year   5 Year  Subaccount   Subaccount
                                    Ended    Ended       to        Inception
  Subaccount                       12/31/01 12/31/01  12/31/01       Date
-------------------------------------------------------------------------------
  Janus Aspen - Aggressive
   Growth - Service Shares.......  (40.43%)   N/A     (48.78%)  October 9, 2000
  Janus Aspen - Strategic Value -
    Service Shares(/6/)..........  (9.65%)    N/A     (8.02%)   October 9, 2000
  Janus Aspen - Worldwide
   Growth - Service Shares.......  (23.69%)   N/A     (27.19%)  October 9, 2000
  MFS New Discovery Series -
    Service Class(/2/)...........    N/A      N/A       N/A       May 1, 2002
  MFS Total Return Series -
    Service Class(/2/)...........    N/A      N/A       N/A       May 1, 2002
  Fidelity - VIP Contrafund(R) -
    Service Class 2..............  (13.68%)   N/A     (12.76%)    May 1, 2000
  Fidelity - VIP Equity-Income -
    Service Class 2..............  (6.54%)    N/A      0.80%      May 1, 2000
  Fidelity - VIP Growth - Service
   Class 2.......................    N/A      N/A     (13.21%)    May 1, 2001
  Fidelity - VIP Growth
   Opportunities -
   Service Class 2(/6/)..........  (15.83%)   N/A     (18.28%)    May 1, 2000
  Fidelity - VIP Mid Cap -
    Service Class 2..............  (4.85%)    N/A       3.58%     May 1, 2000
  Fidelity - VIP Value
   Strategies - Service Class
   2(/2/)........................    N/A      N/A       N/A       May 1, 2002


(/1/)These calculations also assume the policy has been in effect for less than eight years and that annuity payments have not commenced. Policies in effect for more than seven years would experience lower mortality and expense risk fees and therefore the yield and/or total return of such policies would be increased. In no event will policies which have reached the annuity commencement date reflect a return based on a mortality and expense risk fee and administrative charge of more than 1.40%, regardless of the death benefit option in effect just prior to the commencement of annuity payments.

(/2/)The Aggressive Asset Allocation Subaccount, Conservative Asset Allocation
     Subaccount, Moderate Asset Allocation Subaccount, Moderately Aggressive Asset Allocation Subaccount, BlackRock Global Science & Technology Subaccount, BlackRock Mid Cap Growth Subaccount, Clarion Real Estate Securities Subaccount, Janus Balanced Subaccount, PIMCO Total Return Subaccount, Transamerica Convertible Securities Subaccount, AIM V.I. Basic Value Fund Subaccount--Series II shares, AIM V.I. Capital Appreciation Fund Subaccount--Series II shares, MFS New Discovery Series Subaccount-- Service Class, MFS Total Return Series Subaccount--Service Class, and the Fidelity--VIP Value Strategies Subaccount--Service Class 2 had not commenced operations as of December 31, 2001, therefore, comparable information is not available.


(/3/)As of May 1, 2002, American Century International Subaccount was merged into International Equity Subaccount. International Equity Subaccount changed its name to American Century International Subaccount.


(/4/)As of May 1, 2002, the Endeavor Series Trust merged with
     AEGON/Transamerica Series Fund, Inc. Therefore, the following funds were moved into AEGON/Transamerica Series Fund, Inc. trust and renamed as follows: Capital Guardian Global Portfolio is now Capital Guardian Global; Capital Guardian U.S. Equity Portfolio is now Capital Guardian U.S. Equity; Capital Guardian Value Portfolio is now Capital Guardian Value; Dreyfus Small Cap Value Portfolio is now Dreyfus Small Cap Value; Endeavor Janus Growth Portfolio is now Janus Growth II (A/T); Jennison Growth Portfolio is now Jennison Growth; Endeavor Enhanced Index Portfolio is now J.P. Morgan Enhanced Index; Endeavor High Yield Portfolio is now MFS High Yield; Dreyfus U.S. Government Securities Portfolio is now Transamerica U.S. Government Securities; T. Rowe Price Equity Income Portfolio is now
     T. Rowe Price Equity Income; T. Rowe Price Growth Stock Portfolio is now
     T. Rowe Price Growth Stock; T. Rowe Price International Stock Portfolio is now Van Kampen Active International Allocation; and
   the Endeavor Asset Allocation Portfolio is now Van Kampen Asset Allocation. The performance information for periods prior to May 1, 2002 have been derived from the financial history of the predecessor portfolios.


(/5/)Effective October 9, 2000, shares of each series of the target account were liquidated and the proceeds were used to purchase shares of the Capital Guardian U.S. Equity Portfolio. This was a fundamental change in the structure of the target account from an actively managed account to a passive unit investment trust. In addition, Capital Guardian U.S. Equity has a different subadviser and fundamentally different investment policies. Therefore, no performance history is given for periods prior to October 9, 2000 because such history is not relevant or applicable to the Capital Guardian U.S. Equity Subaccount.


(/6/)The Goldman Sachs Growth Subaccount, T. Rowe Price Dividend Growth
     Subaccount, Janus Aspen--Strategic Value Subaccount--Service Shares, and the Fidelity--VIP Growth Opportunities Subaccount--Service Class 2 are only available to owners that held an investment in those subaccounts on May 1, 2002. However, if an owner surrenders all of his or her money from those subaccounts after May 1, 2002, that owner may not reinvest in those subaccounts.


(/7/)Prior to May 1, 2002, the PBHG Mid Cap Growth Subaccount was called
     Pilgrim Baxter Mid Cap Growth Subaccount; and the PBHG/NWQ Value Select Subaccount was called NWQ Value Equity Subaccount.


(/8/)As of May 1, 2002, Transamerica Variable Insurance Funds, Inc. merged with
     AEGON/Transamerica Series Fund, Inc. Therefore, the following funds were moved into AEGON/Transamerica Series Fund, Inc. and renamed as follows:
     Transamerica VIF Growth Portfolio is now Transamerica Equity, and Transamerica VIF Small Company Portfolio is now Transamerica Growth Opportunities. The performance information for periods prior to May 1, 2002 have been derived from the financial history of the predecessor portfolios.


The figures in the above tables may reflect waiver of advisory fees and reimbursement of other expenses. In the absence of such waivers, the average annual total return figures would have been lower.

Adjusted Historical Performance Data. AUSA Life may present historic performance data for the underlying portfolios since their inception reduced by some or all of the fees and charges under the policy. Such adjusted historic performance includes data that precedes the inception dates of the subaccounts. This data is designed to show the performance that would have resulted if the policy had been in existence during that time.

For instance, as shown in Table 3 below, AUSA Life may disclose average annual total returns for the portfolios reduced by some or all fees and charges under the policy, as if the policy had been in existence since the inception of the portfolio. Such fees and charges include the mortality and expense risk fee, administrative charge and surrender charges. Table 3 assumes that the policy is not surrendered, and therefore the surrender charge is not deducted.

The following information is based on the method of calculation described in the Statement of Additional Information. The adjusted historical average annual total returns for periods ended December 31, 2001, were as follows:

                                  TABLE 3 - A
      Hypothetical (Adjusted Historical) Average Annual Total Returns(/1/)

                       (Assuming A Surrender Charge)

-------------------------------------------------------------------------------
                          Annual Step-Up Death Benefit
                (Total Separate Account Annual Expenses: 1.55%)

-------------------------------------------------------------------------------
                                                               Corresponding
                                                  10 Year        Portfolio
  Portfolio                     1 Year  5 Year  or Inception   Inception Date
-------------------------------------------------------------------------------
  Aggressive Asset
   Allocation................    N/A      N/A       N/A         May 1, 2002
  Conservative Asset
   Allocation................    N/A      N/A       N/A         May 1, 2002
  Moderate Asset Allocation..    N/A      N/A       N/A         May 1, 2002
  Moderately Aggressive Asset
   Allocation................    N/A      N/A       N/A         May 1, 2002
  Alger Aggressive Growth....  (23.17%) 10.54%     11.73%      March 1, 1994
  American Century Income &
   Growth....................    N/A      N/A     (13.17%)      May 1, 2001
  American Century
   International(/2/)........    N/A      N/A     (23.76%)      May 1, 2001
  BlackRock Global Science &
   Technology................    N/A      N/A     (3.11%)     August 16, 2001
  BlackRock Mid Cap Growth...    N/A      N/A     (4.79%)     August 16, 2001
  Capital Guardian
   Global(/3/)...............  (17.17%)   N/A      2.20%      February 3, 1998
  Capital Guardian U.S.
   Equity(/3/)...............  (10.30%)   N/A     (7.96%)     October 9, 2000
  Capital Guardian
   Value(/3/)................  (0.43%)   6.06%     10.08%       May 27, 1993
  Clarion Real Estate
   Securities................   3.93%     N/A      2.03%        May 1, 1998
  Dreyfus Small Cap
   Value(/3/)................   22.39%  15.99%     14.04%       May 4, 1993
  Gabelli Global Growth......  (16.93%)   N/A     (19.68%)   September 1, 2000
  Goldman Sachs Growth(/4/)..  (20.85%)   N/A     (6.11%)       May 3, 1999
  Great Companies -
    AmericaSM................  (18.99%)   N/A     (4.92%)       May 1, 2000
  Great Companies -
    Global/2............../..  (23.55%)   N/A     (28.37%)   September 1, 2000
  Great Companies -
    TechnologySM.............  (43.37%)   N/A     (45.84%)      May 1, 2000
  Janus Balanced (A/T).......    N/A      N/A       N/A         May 1, 2002
  Janus Growth II
   (A/T)(/3/)................  (35.25%)  7.27%    (16.71%)      May 1, 1999
  Jennison Growth(/3/).......  (25.23%) (3.45%)   (3.29%)    November 18, 1996
  J.P. Morgan Enhanced
   Index(/3/)................  (18.76%)   N/A      7.01%        May 1, 1997
  MFS High Yield(/3/)........  (3.24%)    N/A     (2.36%)       June 1, 1998
  PBHG Mid Cap Growth(/5/)...  (42.34%)   N/A     (4.21%)       May 3, 1999
  PBHG/NWQ Value
   Select(/5/)...............  (8.75%)   5.86%     7.33%        May 1, 1996
  PIMCO Total Return.........    N/A      N/A       N/A         May 1, 2002
  Salomon All Cap............  (4.91%)    N/A      10.53%       May 3, 1999
  Transamerica Convertible
   Securities................    N/A      N/A       N/A         May 1, 2002
  Transamerica Equity(/6/)...  (24.32%) 14.77%    18.44%+    February 26, 1969
  Transamerica Growth
   Opportunities(/6/)........    N/A      N/A      3.66%        May 1, 2001
  Transamerica U.S.
   Government
   Securities(/3/)...........  (1.95%)   4.20%     4.49%        May 13, 1994
  T. Rowe Price Dividend
   Growth(/4/)...............  (11.07%)   N/A     (4.29%)       May 3, 1999
  T. Rowe Price Equity
   Income(/3/)...............  (4.83%)   8.78%     12.81%     January 3, 1995
  T. Rowe Price Growth
   Stock(/3/)................  (16.86%) 10.75%     15.18%     January 3, 1995
  T. Rowe Price Small Cap....  (16.53%)   N/A      1.96%        May 3, 1999
  Van Kampen Active
   International
   Allocation(/3/)...........  (29.57%) (2.20%)    1.46%+      April 8, 1991
  Van Kampen Asset
   Allocation(/3/)...........  (13.92%)  7.60%     8.90%+      April 8, 1991
  Van Kampen Emerging
   Growth....................  (39.70%) 12.70%     15.07%       May 1, 1993
  AIM V.I. Basic Value Fund -
    Series II shares.........    N/A      N/A     (4.90%)    September 10, 2001
  AIM V.I. Capital
   Appreciation Fund -
   Series II shares(/7/).....  (29.92%)  4.09%     1.00%        May 5, 1993
  Alliance Growth & Income -
    Class B..................  (6.81%)    N/A      2.58%        June 1, 1999
  Alliance Premier Growth -
    Class B..................  (24.11%)   N/A     (13.33%)     July 14, 1999
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

 +Ten Year Date

                       TABLE 3 - A (continued) . . .


   Hypothetical (Adjusted Historical) Average Annual Total Returns(/1/)


                       (Assuming A Surrender Charge)

-------------------------------------------------------------------------------

                       Annual Step-Up Death Benefit


              (Total Separate Account Annual Expenses: 1.55%)


------------------------------------------------------------------------------
                                                              Corresponding
                                                 10 Year        Portfolio
  Portfolio                     1 Year  5 Year or Inception   Inception Date
------------------------------------------------------------------------------
  Janus Aspen - Aggressive
   Growth - Service
   Shares(/8/)................ (45.95%) 5.91%     11.09%    September 13, 1993
  Janus Aspen - Strategic
   Value - Service
   Shares(/4/)(/8/)........... (15.22%)  N/A     (9.79%)       May 1, 2000
  Janus Aspen - Worldwide
   Growth - Service
   Shares(/8/)................ (29.24%) 9.03%     13.80%    September 13, 1993
  MFS New Discovery Series -
    Service Class(/9/)........ (12.15%)  N/A     (11.92%)      May 1, 2000
  MFS Total Return Series -
    Service Class(/9/)........ (1.42%)   N/A      7.18%        May 1, 2000
  Fidelity - VIP
   Contrafund(R) - Service
   Class 2(/10/).............. (19.25%) 8.45%     13.86%     January 3, 1995
  Fidelity - VIP Equity-
   Income - Service Class
   2(/10/).................... (12.11%) 7.37%    11.76%+     October 9, 1986
  Fidelity - VIP Growth -
    Service Class 2(/10/)..... (24.57%) 9.67%    11.56%+     October 9, 1986
  Fidelity - VIP Growth
   Opportunities -
   Service Class
   2(/4/)(/10/)............... (21.38%) 1.62%     7.61%      January 3, 1995
  Fidelity - VIP Mid Cap -
    Service Class 2(/10/)..... (10.43%)  N/A      23.35%    December 28, 1998
  Fidelity - VIP Value
   Strategies - Service Class
   2..........................   N/A     N/A       N/A      February 25, 2002
------------------------------------------------------------------------------
------------------------------------------------------------------------------

 +  Ten Year Date

                                  TABLE 3 - B
      Hypothetical (Adjusted Historical) Average Annual Total Returns(/1/)
                         (Assuming A Surrender Charge)
-------------------------------------------------------------------------------
                        Return of Premium Death Benefit
                (Total Separate Account Annual Expenses: 1.40%)

-------------------------------------------------------------------------------
                                                               Corresponding
                                                  10 Year        Portfolio
  Portfolio                    1 Year   5 Year  or Inception   Inception Date
-------------------------------------------------------------------------------
  Aggressive Asset
   Allocation...............    N/A       N/A       N/A         May 1, 2002
  Conservative Asset
   Allocation...............    N/A       N/A       N/A         May 1, 2002
  Moderate Asset
   Allocation...............    N/A       N/A       N/A         May 1, 2002
  Moderately Aggressive
   Asset Allocation.........    N/A       N/A       N/A         May 1, 2002
  Alger Aggressive Growth...  (23.05%)  10.71%     11.90%      March 1, 1994
  American Century Income &
   Growth...................    N/A       N/A     (13.08%)      May 1, 2001
  American Century
   International(/2/).......    N/A       N/A     (23.68%)      May 1, 2001
  BlackRock Global Science &
   Technology...............    N/A       N/A     (3.05%)     August 16, 2001
  BlackRock Mid Cap Growth..    N/A       N/A     (4.74%)     August 16, 2001
  Capital Guardian
   Global(/3/)..............  (17.04%)    N/A      2.36%      February 3, 1998
  Capital Guardian U.S.
   Equity(/3/)..............  (10.16%)    N/A     (7.82%)     October 9, 2000
  Capital Guardian
   Value(/3/)...............  (0.27%)    6.22%     10.23%       May 27, 1993
  Clarion Real Estate
   Securities...............   4.09%      N/A      2.19%        May 1, 1998
  Dreyfus Small Cap
   Value(/3/)...............   22.59%   16.16%     14.20%       May 4, 1993
  Gabelli Global Growth.....  (16.79%)    N/A     (19.55%)   September 1, 2000
  Goldman Sachs
   Growth(/4/)..............  (20.72%)    N/A     (5.96%)       May 3, 1999
  Great Companies -
    AmericaSM...............  (18.86%)    N/A     (4.77%)       May 1, 2000
  Great Companies -
    Global/2............./..  (23.43%)    N/A     (28.25%)   September 1, 2000
  Great Companies -
    TechnologySM............  (43.27%)    N/A     (45.75%)      May 1, 2000
  Janus Balanced (A/T)......    N/A       N/A       N/A         May 1, 2002
  Janus Growth II
   (A/T)(/3/)...............  (35.14%)   7.43%    (16.58%)      May 1, 1999
  Jennison Growth(/3/)......  (25.11%)  (3.30%)   (3.14%)    November 18, 1996
  J.P. Morgan Enhanced
   Index(/3/)...............  (18.64%)    N/A      7.17%        May 1, 1997
  MFS High Yield(/3/).......  (3.09%)     N/A     (2.21%)       June 1, 1998
  PBHG Mid Cap Growth(/5/)..  (42.25%)    N/A     (4.06%)       May 3, 1999
  PBHG/NWQ Value
   Select(/5/)..............  (8.60%)    6.02%     7.50%        May 1, 1996
  PIMCO Total Return........    N/A       N/A       N/A         May 1, 2002
  Salomon All Cap...........  (4.76%)     N/A      10.71%       May 3, 1999
  Transamerica Convertible
   Securities...............    N/A       N/A       N/A         May 1, 2002
  Transamerica Equity(/6/)..  (24.21%)  14.93%    18.61%+    February 26, 1969
  Transamerica Growth
   Opportunities(/6/).......    N/A       N/A      3.76%        May 1, 2001
  Transamerica U.S.
   Government
   Securities(/3/)..........  (1.79%)    4.33%     4.63%        May 13, 1994
  T. Rowe Price Dividend
   Growth(/4/)..............  (10.93%)    N/A     (4.14%)       May 3, 1999
  T. Rowe Price Equity
   Income(/3/)..............  (4.68%)    8.94%     12.97%     January 3, 1995
  T. Rowe Price Growth
   Stock(/3/)...............  (16.73%)  10.92%     15.34%     January 3, 1995
  T. Rowe Price Small Cap...  (16.40%)    N/A      2.12%        May 3, 1999
  Van Kampen Active
   International
   Allocation(/3/)..........  (29.46%)  (2.05%)    1.61%+      April 8, 1991
  Van Kampen Asset
   Allocation(/3/)..........  (13.78%)   7.76%     9.06%+      April 8, 1991
  Van Kampen Emerging
   Growth...................  (39.60%)  12.87%     15.24%       May 1, 1993
  AIM V.I. Basic Value
   Fund - Series II shares..    N/A       N/A     (4.86%)    September 10, 2001
  AIM V.I. Capital
   Appreciation Fund -
   Series II shares(/7/)....  (29.80%)   4.25%     10.16%       May 5, 1993
  Alliance Growth & Income -
    Class B.................  (6.66%)     N/A      2.74%        June 1, 1999
  Alliance Premier Growth -
    Class B.................  (23.98%)    N/A     (13.19%)     July 14, 1999
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

 +  Ten Year Date

                       TABLE 3 - B (continued) . . .


   Hypothetical (Adjusted Historical) Average Annual Total Returns(/1/)


                       (Assuming A Surrender Charge)

-------------------------------------------------------------------------------

                      Return of Premium Death Benefit


              (Total Separate Account Annual Expenses: 1.40%)


-------------------------------------------------------------------------------
                                                               Corresponding
                                                  10 Year        Portfolio
  Portfolio                      1 Year  5 Year or Inception   Inception Date
-------------------------------------------------------------------------------
  Janus Aspen - Aggressive
   Growth - Service
   Shares(/8/)................  (45.86%) 6.07%     11.26%    September 13, 1993
  Janus Aspen - Strategic
   Value - Service
   Shares(/4/)(/8/)...........  (15.08%)  N/A     (9.65%)       May 1, 2000
  Janus Aspen - Worldwide
   Growth - Service
   Shares(/8/)................  (29.13%) 9.19%     13.97%    September 13, 1993
  MFS New Discovery Series -
   Service Class(/9/).........  (12.01%)  N/A     (11.77%)      May 1, 2000
  MFS Total Return Series -
   Service Class(/9/).........  (1.26%)   N/A      7.36%        May 1, 2000
  Fidelity - VIP Contrafund(R)
   - Service Class 2(/10/)....  (19.12%) 8.61%     14.03%     January 3, 1995
  Fidelity - VIP Equity-Income
   - Service Class 2(/10/)....  (11.97%) 7.53%    11.93%+     October 9, 1986
  Fidelity - VIP Growth -
   Service Class 2(/10/)......  (24.44%) 9.83%    11.73%+     October 9, 1986
  Fidelity - VIP Growth
   Opportunities -
   Service Class
   2(/4/)(/10/)...............  (21.26%) 1.78%     7.77%      January 3, 1995
  Fidelity - VIP Mid Cap -
   Service Class 2(/10/)......  (10.29%)  N/A      23.54%    December 28, 1998
  Fidelity - VIP Value
   Strategies - Service Class
   2..........................    N/A     N/A       N/A      February 25, 2002
-------------------------------------------------------------------------------


---------------------------------
  +Ten Year Date

(/1/)The calculation of total return performance for periods prior to inception of the subaccounts reflects deductions for the mortality and expense risk fee and administrative charge on a monthly basis, rather than a daily basis. The monthly deduction is made at the beginning of each month and generally approximates the performance that would have resulted if the subaccounts had actually been in existence since the Inception of the Portfolio.

(/2/)As of May 1, 2002, American Century International portfolio was merged into International Equity portfolio. International Equity portfolio changed its name to American Century International portfolio.


(/3/)As of May 1, 2002, the Endeavor Series Trust merged with
     AEGON/Transamerica Series Fund, Inc. Therefore, the following funds were moved into AEGON/Transamerica Series Fund, Inc. trust and renamed as follows: Capital Guardian Global Portfolio is now Capital Guardian Global; Capital Guardian U.S. Equity Portfolio is now Capital Guardian U.S. Equity; Capital Guardian Value Portfolio is now Capital Guardian Value; Dreyfus Small Cap Value Portfolio is now Dreyfus Small Cap Value; Endeavor Janus Growth Portfolio is now Janus Growth II (A/T); Jennison Growth Portfolio is now Jennison Growth; Endeavor Enhanced Index Portfolio is now J.P. Morgan Enhanced Index; Endeavor High Yield Portfolio is now MFS High Yield; Dreyfus U.S. Government Securities Portfolio is now Transamerica U.S. Government Securities; T. Rowe Price Equity Income Portfolio is now
     T. Rowe Price Equity Income; T. Rowe Price Growth Stock Portfolio is now
     T. Rowe Price Growth Stock; T. Rowe Price International Stock Portfolio is now Van Kampen Active International Allocation; and the Endeavor Asset Allocation Portfolio is now Van Kampen Asset Allocation. The performance information for periods prior to May 1, 2002 have been derived from the financial history of the predecessor portfolios.


(/4/)The Goldman Sachs Growth portfolio, T. Rowe Price Dividend Growth portfolio, Janus Aspen -Strategic Value portfolio - Service Shares, and the Fidelity - VIP Growth Opportunities portfolio -Service Class 2 are only available to owners that held an investment in those subaccounts on May 1, 2002. However, if an owner surrenders all of his or her money from those subaccounts after May 1, 2002, that owner may not reinvest in those subaccounts.


(/5/)Prior to May 1, 2002, the PBHG Mid Cap Growth portfolio was called Pilgrim
     Baxter Mid Cap Growth portfolio; and the PBHG/NWQ Value Select portfolio was called NWQ Value Equity portfolio.

(/6/)As of May 1, 2002, Transamerica Variable Insurance Funds, Inc. merged with
     AEGON/Transamerica Series Fund, Inc. Therefore, the following funds were moved into AEGON/Transamerica Series Fund, Inc. and renamed as follows:
     Transamerica VIF Growth Portfolio is now Transamerica Equity, and Transamerica VIF Small Company Portfolio is now Transamerica Growth Opportunities. The performance information for periods prior to May 1, 2002 have been derived from the financial history of the predecessor portfolios.


(/7/)Returns prior to July 16, 2001 for the portfolios are based on historical returns for the Series I shares.

(/8/)Returns prior to January 1, 2000 for the portfolios are based on historical returns for the Institutional Shares, adjusted for the estimated expenses of the Service Shares.

(/9/)Returns prior to May 1, 2000, for the portfolios are based on historical returns for Initial Class Shares.

(/10/)Returns prior to January 12, 2000 for the portfolios are based on historical returns for Initial Class Shares.

The figures in the above tables may reflect waiver of advisory fees and reimbursement of other expenses. In the absence of such waivers, the average annual total return figures would have been lower.

                                TABLE 4 - A


   Hypothetical (Adjusted Historical) Average Annual Total Returns(/1/)


                      (Assuming No Surrender Charge)

-------------------------------------------------------------------------------

                       Annual Step-Up Death Benefit


              (Total Separate Account Annual Expenses: 1.55%)


--------------------------------------------------------------------------------------
                                                                      Corresponding
                                                         10 Year        Portfolio
  Portfolio                            1 Year  5 Year  or Inception   Inception Date
--------------------------------------------------------------------------------------
  Aggressive Asset Allocation.......    N/A      N/A       N/A         May 1, 2002
  Conservative Asset Allocation.....    N/A      N/A       N/A         May 1, 2002
  Moderate Asset Allocation.........    N/A      N/A       N/A         May 1, 2002
  Moderately Aggressive Asset
   Allocation.......................    N/A      N/A       N/A         May 1, 2002
  Alger Aggressive Growth...........  (17.62%) 10.83%     11.93%      March 1, 1994
  American Century Income & Growth..    N/A      N/A     (6.08%)       May 1, 2001
  American Century
   International(/2/)...............    N/A      N/A     (16.68%)      May 1, 2001
  BlackRock Global Science &
   Technology.......................    N/A      N/A      3.95%      August 16, 2001
  BlackRock Mid Cap Growth..........    N/A      N/A      2.26%      August 16, 2001
  Capital Guardian Global(/3/)......  (11.61%)   N/A      3.21%      February 3, 1998
  Capital Guardian U.S.
   Equity(/3/)......................  (4.73%)    N/A     (3.33%)     October 9, 2000
  Capital Guardian Value(/3/).......   5.16%    6.45%     10.26%       May 27, 1993
  Clarion Real Estate Securities....   9.52%     N/A      3.12%        May 1, 1998
  Dreyfus Small Cap Value(/3/)......   27.00%  16.20%     14.24%       May 4, 1993
  Gabelli Global Growth.............  (11.36%)   N/A     (15.20%)   September 1, 2000
  Goldman Sachs Growth(/4/).........  (15.29%)   N/A     (4.09%)       May 3, 1999
  Great Companies - AmericaSM.......  (13.43%)   N/A     (1.43%)       May 1, 2000
  Great Companies - Global/2...../..  (17.99%)   N/A     (23.74%)   September 1, 2000
  Great Companies - TechnologySM....  (37.84%)   N/A     (40.98%)      May 1, 2000
  Janus Balanced (A/T)..............    N/A      N/A       N/A         May 1, 2002
  Janus Growth II (A/T)(/3/)........  (29.91%)   N/A     (14.32%)      May 1, 1999
  Jennison Growth(/3/)..............  (19.68%) (2.86%)   (2.71%)    November 18, 1996
  J.P. Morgan Enhanced Index(/3/)...  (13.20%)   N/A      7.50%        May 1, 1997
  MFS High Yield(/3/)...............   2.34%     N/A     (1.13%)       June 1, 1998
  PBHG Mid Cap Growth(/5/)..........  (36.82%)   N/A     (2.25%)       May 3, 1999
  PBHG/NWQ Value Select(/5/)........  (3.17%)   6.26%     7.65%        May 1, 1996
  PIMCO Total Return................    N/A      N/A       N/A         May 1, 2002
  Salomon All Cap...................   0.67%     N/A      11.77%       May 3, 1999
  Transamerica Convertible
   Securities.......................    N/A      N/A       N/A         May 1, 2002
  Transamerica Equity(/6/)..........  (18.77%) 14.97%    18.65%+    February 26, 1969
  Transamerica Growth
   Opportunities(/6/)...............    N/A      N/A      10.76%       May 1, 2001
  Transamerica U.S. Government
   Securities(/3/).....................3.64%....4.61%     4.66%        May 13, 1994
  T. Rowe Price Dividend
   Growth(/4/)......................  (5.50%)    N/A     (2.32%)       May 3, 1999
  T. Rowe Price Equity Income(/3/)..   0.75%    9.10%     13.00%     January 3, 1995
  T. Rowe Price Growth Stock(/3/)...  (11.29%) 11.04%     15.37%     January 3, 1995
  T. Rowe Price Small Cap...........  (10.97%)   N/A      3.75%        May 3, 1999
  Van Kampen Active International
   Allocation(/3/)..................  (24.03%) (1.63%)    1.64%+      April 8, 1991
  Van Kampen Asset Allocation(/3/)..  (8.35%)   7.95%     9.10%+      April 8, 1991
  Van Kampen Emerging Growth........  (34.17%) 12.94%     15.27%       May 1, 1993
  AIM V.I. Basic Value Fund - Series
   II shares........................    N/A      N/A      2.14%     September 10, 2001
  AIM V.I. Capital Appreciation
   Fund -
   Series II shares(/7/)............  (24.37%)  4.53%     10.19%       May 5, 1993
  Alliance Growth & Income - Class
   B................................  (1.23%)    N/A      4.39%        June 1, 1999
  Alliance Premier Growth - Class
   B................................  (18.55%)   N/A     (10.95%)     July 14, 1999
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------

 +  Ten Year Date

                       TABLE 4 - A (continued . . .)


   Hypothetical (Adjusted Historical) Average Annual Total Returns(/1/)


                      (Assuming No Surrender Charge)

-------------------------------------------------------------------------------

                       Annual Step-Up Death Benefit


              (Total Separate Account Annual Expenses: 1.55%)


------------------------------------------------------------------------------
                                                              Corresponding
                                                 10 Year        Portfolio
  Portfolio                     1 Year  5 Year or Inception   Inception Date
------------------------------------------------------------------------------
  Janus Aspen - Aggressive
   Growth - Service
   Shares(/8/)................ (40.43%)  6.30%    11.29%    September 13, 1993
  Janus Aspen - Strategic
   Value - Service
   Shares(/4/)(/8/)........... (9.65%)   N/A     (6.20%)       May 1, 2000
  Janus Aspen - Worldwide
   Growth - Service
   Shares(/8/)................ (23.69%) 9.34%     14.00%    September 13, 1993
  MFS New Discovery Series -
    Service Class(/9/)........ (6.58%)   N/A     (8.27%)       May 1, 2000
  MFS Total Return Series -
    Service Class(/9/)........  4.17%    N/A      10.19%       May 1, 2000
  Fidelity - VIP
   Contrafund(R) - Service
   Class 2(/10/).............. (13.68%) 8.78%     14.06%     January 3, 1995
  Fidelity - VIP Equity-
   Income - Service Class
   2(/10/))................... (6.54%)  7.73%    11.96%+     October 9, 1986
  Fidelity - VIP Growth -
    Service Class 2(/10/)..... (19.01%) 9.97%    11.76%+     October 9, 1986
  Fidelity - VIP Growth
   Opportunities -
   Service Class
   2(/4/)(/10/)............... (15.83%) 2.14%     7.83%      January 3, 1995
  Fidelity - VIP Mid Cap -
    Service Class 2(/10/)).... (4.85%)   N/A      23.66%    December 28, 1998
  Fidelity - VIP Value
   Strategies - Service Class
   2..........................   N/A     N/A       N/A      February 25, 2002
------------------------------------------------------------------------------
------------------------------------------------------------------------------

 +  Ten Year Date

                                TABLE 4 - B


   Hypothetical (Adjusted Historical) Average Annual Total Returns(/1/)


                      (Assuming No Surrender Charge)

-------------------------------------------------------------------------------

                      Return of Premium Death Benefit


              (Total Separate Account Annual Expenses: 1.40%)


-------------------------------------------------------------------------------
                                                               Corresponding
                                                  10 Year        Portfolio
  Portfolio                     1 Year  5 Year  or Inception   Inception Date
-------------------------------------------------------------------------------
  Aggressive Asset
   Allocation................    N/A      N/A       N/A         May 1, 2002
  Conservative Asset
   Allocation................    N/A      N/A       N/A         May 1, 2002
  Moderate Asset Allocation..    N/A      N/A       N/A         May 1, 2002
  Moderately Aggressive Asset
   Allocation................    N/A      N/A       N/A         May 1, 2002
  Alger Aggressive Growth....  (17.74%) 10.67%     11.76%      March 1, 1994
  American Century Income &
   Growth....................    N/A      N/A     (6.17%)       May 1, 2001
  American Century
   International(/2/)........    N/A      N/A     (16.76%)      May 1, 2001
  BlackRock Global Science &
   Technology................    N/A      N/A      3.89%      August 16, 2001
  BlackRock Mid Cap Growth...    N/A      N/A      2.21%      August 16, 2001
  Capital Guardian
   Global(/3/)...............  (11.74%)   N/A      3.06%      February 3, 1998
  Capital Guardian U.S.
   Equity(/3/)...............  (4.87%)    N/A     (3.47%)     October 9, 2000
  Capital Guardian
   Value(/3/)................   5.00%    6.29%     10.11%       May 27, 1993
  Clarion Real Estate
   Securities................   9.36%     N/A      2.96%        May 1, 1998
  Dreyfus Small Cap
   Value(/3/)................   26.81%  16.02%     14.07%       May 4, 1993
  Gabelli Global Growth......  (11.49%)   N/A     (15.32%)   September 1, 2000
  Goldman Sachs Growth(/4/)..  (15.41%)   N/A     (4.23%)       May 3, 1999
  Great Companies -
    AmericaSM................  (13.56%)   N/A     (1.58%)       May 1, 2000
  Great Companies -
    Global/2............../..  (18.11%)   N/A     (23.85%)   September 1, 2000
  Great Companies -
    TechnologySM.............  (37.94%)   N/A     (41.08%)      May 1, 2000
  Janus Balanced (A/T).......    N/A      N/A       N/A         May 1, 2002
  Janus Growth II
   (A/T)(/3/)................  (29.81%)   N/A     (14.44%)      May 1, 1999
  Jennison Growth(/3/).......  (19.80%) (3.00%)   (2.85%)    November 18, 1996
  J.P. Morgan Enhanced
   Index(/3/)................  (13.33%)   N/A      7.34%        May 1, 1997
  MFS High Yield(/3/)........   2.19%     N/A     (1.28%)       June 1, 1998
  PBHG Mid Cap Growth(/5/)...  (36.91%)   N/A     (2.39%)       May 3, 1999
  PBHG/NWQ Value
   Select(/5/)...............  (3.32%)   6.10%     7.49%        May 1, 1996
  PIMCO Total Return.........    N/A      N/A       N/A         May 1, 2002
  Salomon All Cap............   0.52%     N/A      11.60%       May 3, 1999
  Transamerica Convertible
   Securities................    N/A      N/A       N/A         May 1, 2002
  Transamerica Equity(/6/)...  (18.89%) 14.80%    18.47%+    February 26, 1969
  Transamerica Growth
   Opportunities(/6/)........    N/A      N/A      10.66%       May 1, 2001
  Transamerica U.S.
   Government
   Securities(/3/)...........   3.48%    4.49%     4.52%        May 13, 1994
  T. Rowe Price Dividend
   Growth(/4/)...............  (5.64%)    N/A     (2.47%)       May 3, 1999
  T. Rowe Price Equity
   Income(/3/)...............   0.60%    8.94%     12.84%     January 3, 1995
  T. Rowe Price Growth
   Stock(/3/)................  (11.43%) 10.87%     15.21%     January 3, 1995
  T. Rowe Price Small Cap....  (11.10%)   N/A      3.60%        May 3, 1999
  Van Kampen Active
   International
   Allocation(/3/)...........  (24.14%) (1.78%)    1.49%+      April 8, 1991
  Van Kampen Asset
   Allocation(/3/)...........  (8.49%)   7.79%     8.93%+      April 8, 1991
  Van Kampen Emerging
   Growth....................  (34.27%) 12.77%     15.10%       May 1, 1993
  AIM V.I. Basic Value Fund -
    Series II shares.........    N/A      N/A      2.10%     September 10, 2001
  AIM V.I. Capital
   Appreciation Fund -
   Series II shares(/7/).....  (24.49%)  4.38%     10.03%       May 5, 1993
  Alliance Growth & Income -
    Class B..................  (1.38%)    N/A      4.23%        June 1, 1999
  Alliance Premier Growth -
    Class B..................  (18.67%)   N/A     (11.09%)     July 14, 1999
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

 + Ten Year Date

                       TABLE 4 - B (continued . . .)


   Hypothetical (Adjusted Historical) Average Annual Total Returns(/1/)


                      (Assuming No Surrender Charge)

-------------------------------------------------------------------------------

                      Return of Premium Death Benefit


              (Total Separate Account Annual Expenses: 1.40%)


------------------------------------------------------------------------------
                                                              Corresponding
                                                 10 Year        Portfolio
  Portfolio                     1 Year  5 Year or Inception   Inception Date
------------------------------------------------------------------------------
  Janus Aspen - Aggressive
   Growth - Service
   Shares(/8/)................ (40.52%) 6.15%     11.13%    September 13, 1993
  Janus Aspen - Strategic
   Value - Service
   Shares(/4/)(/8/)........... (9.79%)   N/A     (6.34%)       May 1, 2000
  Janus Aspen - Worldwide
   Growth - Service
   Shares(/8/)................ (23.81%) 9.18%     13.83%    September 13, 1993
  MFS New Discovery Series -
    Service Class(/9/)........ (6.72%)   N/A     (8.41%)       May 1, 2000
  MFS Total Return Series -
    Service Class(/9/)........  4.02%    N/A      10.03%       May 1, 2000
  Fidelity - VIP
   Contrafund(R) - Service
   Class 2(/10/).............. (13.81%) 8.62%     13.89%     January 3, 1995
  Fidelity - VIP Equity-
   Income - Service Class
   2(/10/).................... (6.68%)  7.57%    11.79%+     October 9, 1986
  Fidelity - VIP Growth -
    Service Class 2(/10/)..... (19.13%) 9.81%    11.59%+     October 9, 1986
  Fidelity - VIP Growth
   Opportunities -
   Service Class
   2(/4/)(/10/)............... (15.95%) 1.99%     7.67%      January 3, 1995
  Fidelity - VIP Mid Cap -
    Service Class 2(/10/)..... (5.00%)   N/A      23.48%    December 28, 1998
  Fidelity - VIP Value
   Strategies - Service Class
   2..........................   N/A     N/A       N/A      February 25, 2002
------------------------------------------------------------------------------
------------------------------------------------------------------------------
  +Ten Year Date


(/1/)The calculation of total return performance for periods prior to inception of the subaccounts reflects deductions for the mortality and expense risk fee and administrative charge on a monthly basis, rather than a daily basis. The monthly deduction is made at the beginning of each month and generally approximates the performance that would have resulted if the subaccounts had actually been in existence since the Inception of the Portfolio.


(/2/)As of May 1, 2002, American Century International portfolio was merged into International Equity portfolio. International Equity portfolio changed its name to American Century International portfolio.


(/3/)As of May 1, 2002, the Endeavor Series Trust merged with
     AEGON/Transamerica Series Fund, Inc. Therefore, the following funds were moved into AEGON/Transamerica Series Fund, Inc. trust and renamed as follows: Capital Guardian Global Portfolio is now Capital Guardian Global; Capital Guardian U.S. Equity Portfolio is now Capital Guardian U.S. Equity; Capital Guardian Value Portfolio is now Capital Guardian Value; Dreyfus Small Cap Value Portfolio is now Dreyfus Small Cap Value; Endeavor Janus Growth Portfolio is now Janus Growth II (A/T); Jennison Growth Portfolio is now Jennison Growth; Endeavor Enhanced Index Portfolio is now J.P. Morgan Enhanced Index; Endeavor High Yield Portfolio is now MFS High Yield; Dreyfus U.S. Government Securities Portfolio is now Transamerica U.S. Government Securities; T. Rowe Price Equity Income Portfolio is now
     T. Rowe Price Equity Income; T. Rowe Price Growth Stock Portfolio is now
     T. Rowe Price Growth Stock; T. Rowe Price International Stock Portfolio is now Van Kampen Active International Allocation; and the Endeavor Asset Allocation Portfolio is now Van Kampen Asset Allocation. The performance information for periods prior to May 1, 2002 have been derived from the financial history of the predecessor portfolios.


(/4/)The Goldman Sachs Growth portfolio, T. Rowe Price Dividend Growth portfolio, Janus Aspen - Strategic Value portfolio - Service Shares, and the Fidelity - VIP Growth Opportunities portfolio - Service Class 2 are only available to owners that held an investment in those subaccounts on May 1, 2002. However, if an owner surrenders all of his or her money from those subaccounts after May 1, 2002, that owner may not reinvest in those subaccounts.


(/5/)Prior to May 1, 2002, the PBHG Mid Cap Growth portfolio was called Pilgrim
     Baxter Mid Cap Growth portfolio; and the PBHG/NWQ Value Select portfolio was called NWQ Value Equity portfolio.

(/6/)As of May 1, 2002, Transamerica Variable Insurance Funds, Inc. merged with
     AEGON/Transamerica Series Fund, Inc. Therefore, the following funds were moved into AEGON/Transamerica Series Fund, Inc. and renamed as follows:
     Transamerica VIF Growth Portfolio is now Transamerica Equity, and Transamerica VIF Small Company Portfolio is now Transamerica Growth Opportunities. The performance information for periods prior to May 1, 2002 have been derived from the financial history of the predecessor portfolios.


(/7/)Returns prior to July 16, 2001 for the portfolios are based on historical returns for the Series I shares.


(/8/)Returns prior to January 1, 2000 for the portfolios are based on historical returns for the Institutional Shares, adjusted for the estimated expenses of the Service Shares.


(/9/)Returns prior to May 1, 2000, for the portfolios are based on historical returns for Initial Class Shares.


(/10/)Returns prior to January 12, 2000 for the portfolios are based on historical returns for Initial Class Shares.


The figures in the above tables may reflect waiver of advisory fees and reimbursement of other expenses. In the absence of such waivers, the average annual total return figures would have been lower.

                      STATEMENT OF ADDITIONAL INFORMATION

                         AUSA LANDMARK VARIABLE ANNUITY


                                 Issued through

                             SEPARATE ACCOUNT VA BNY


                                   Offered by

                        AUSA LIFE INSURANCE COMPANY, INC.

                                666 Fifth Avenue
                            New York, New York 10103

This Statement of Additional Information expands upon subjects discussed in the current prospectus for the AUSA Landmark Variable Annuity offered by AUSA Life Insurance Company, Inc. ("AUSA Life"). You may obtain a copy of the prospectus dated May 1, 2002, by calling 1-800-525-6205, or by writing to the Service Office, Financial Markets Division--Variable Annuity Dept., 4333 Edgewood Road, N.E., Cedar Rapids, Iowa 52499-0001. The prospectus sets forth information that a prospective investor should know before investing in a policy. Terms used in the current prospectus for the policy are incorporated in this Statement of Additional Information.


This Statement of Additional Information (SAI) is not a prospectus and should be read only in conjunction with the prospectuses for the policy and the underlying fund portfolios.


Dated: May 1, 2002

                                TABLE OF CONTENTS

                                                                         Page
 GLOSSARY OF TERMS.........................................................3
 THE POLICY--GENERAL PROVISIONS........................................... 5
      Owner................................................................5
      Entire Policy........................................................5
      Misstatement of Age or Sex...........................................5
      Addition, Deletion, Substitution of Investments......................6
      Reallocation of Annuity Units After the Annuity Commencement Date....6
      Annuity Payment Options..............................................6
      Death Benefit........................................................8
      Death of Owner.......................................................9
     Assignment...........................................................10
     Evidence of Survival.................................................10
     Non-Participating....................................................10
     Amendments...........................................................10
     Employee and Agent Purchases.........................................10
     Present Value of Future Variable Payments............................10
     Stabilized Payments..................................................11
CERTAIN FEDERAL INCOME TAX CONSEQUENCES...................................11
     Tax Status of the Policy.............................................12
     Taxation of AUSA Life................................................15
INVESTMENT EXPERIENCE.....................................................15
     Accumulation Units...................................................15
     Annuity Unit Value and Annuity Payment Rates.........................17
HISTORICAL PERFORMANCE DATA...............................................19
     Money Market Yields..................................................19
     Other Subaccount Yields..............................................20
     Total Returns........................................................20
     Other Performance Data...............................................21
     Adjusted Historical Performance Data.................................21
PUBLISHED RATINGS.........................................................21
STATE REGULATION OF AUSA LIFE.............................................21
ADMINISTRATION............................................................22
RECORDS AND REPORTS.......................................................22
DISTRIBUTION OF THE POLICIES..............................................22
VOTING RIGHTS.............................................................22
OTHER PRODUCTS............................................................23
CUSTODY OF ASSETS.........................................................23
LEGAL MATTERS.............................................................23
INDEPENDENT AUDITORS......................................................23
OTHER INFORMATION.........................................................23
FINANCIAL STATEMENTS......................................................23

                                GLOSSARY OF TERMS

Accumulation Unit--An accounting unit of measure used in calculating the policy value in the separate account before the annuity commencement date.

Annuitant--The person whose life any annuity payments involving life contingencies will be based on.


Annuity Commencement Date--The date upon which annuity payments are to commence. This date may be any date at least thirty days after the policy date and may not be later than the last day of the policy month starting after the annuitant attains age 85, except as expressly allowed by AUSA Life. In no event will this date be later than the last day of the policy month following annuitant's 90th birthday. The annuity commencement date may have to be earlier for qualified policies and may be earlier if required by state law.


Annuity Payment Option--A method of receiving a stream of annuity payments selected by the owner.

Annuity Unit--An accounting unit of measure used in the calculation of the amount of the second and each subsequent variable annuity payment.


Application--A written application, order form, or any other information received electronically or otherwise upon which the policy is issued and/or is reflected on the data or specifications page.

Beneficiary--The person who has the right to the death benefit as set forth in the policy.


Business Day--A day when the New York Stock Exchange is open for business.

Cash Value--The policy value less any applicable surrender charge, service charge, and premium tax charge, if any.


Code--The Internal Revenue Code of 1986, as amended.

Excess Premium Surrenders--The amount of a premium payment surrender which is more than the amount that may be taken free from surrender charge.

Fixed Account--A part of the general account of AUSA Life. General account assets consist of all of the assets of AUSA Life that are not in separate accounts.

Guaranteed Period Option--The one year guaranteed interest rate period of the fixed account, which AUSA Life may offer and into which premiums may be paid or amounts transferred.


Nonqualified Policy--A policy other than a qualified policy.

Owner--The person who may exercise all rights and privileges under the policy. The owner during the lifetime of the annuitant and prior to the annuity commencement date is the person designated as the owner or a successor owner in the information that we require to issue a policy.


Policy Value--The policy form refers to this as "annuity purchase value." The value in the policy that may be used to purchase a stream of annuity payments. On or before the annuity commencement date, this is an amount equal to:
.. the premiums paid; minus
.. partial surrenders taken; plus
.. interest credited in the fixed account; plus
.. accumulated gains in the separate account; minus
.. losses in the separate account; minus

.. service charges, premium taxes, and transfer fees and any other charges, if any.

Policy Year--A policy year begins on the date in which the policy become effective and on each anniversary thereof.


Premium Payment--An amount paid to AUSA Life by the owner or on the owner's behalf as consideration for the benefits provided by the policy.

Qualified Policy--A policy issued in connection with retirement plans that qualify for special federal income tax treatment under the Code.


Separate Account--Separate Account VA BNY, a separate account established and registered as a unit investment trust under the Investment Company Act of 1940, as amended (the "1940 Act"), to which premium payments under the policies may be allocated.


Service Charge--An annual charge on each policy anniversary for policy maintenance and related administrative expenses. This annual charge is the lesser of 2% of the policy value or $35.

Service Office--Financial Markets Division--Variable Annuity Dept., 4333 Edgewood Road, N.E., Cedar Rapids, Iowa 52499-0001.

Subaccount--A subdivision within the separate account the assets of which are invested in a specified portfolio of the underlying fund portfolios.


Successor Owner--A person appointed by the owner to succeed to ownership of the policy in the event of the death of the owner who is not the annuitant before the annuity commencement date.

Surrender Charge--A percentage of each excess premium surrender, which is deducted by AUSA Life upon full or partial surrender from the policy. The surrender charge percentage ranges from 7% to 0% depending upon the length of time from the date of each premium payment to the date of surrender.

Valuation Period--The period of time from one determination of accumulation unit and annuity unit values to the next subsequent determination of values. Such determination shall be made on each business day.

Variable Annuity Payments--Payments made pursuant to an annuity payment option which fluctuate as to dollar amount or payment term in relation to the investment performance of the specified subaccounts within the separate account.

Written Notice--Written notice, signed by the owner, that gives AUSA Life the information it requires and is received at the service office. For some transactions, AUSA Life may accept an electronic notice. Such electronic notice must meet the requirements AUSA Life establishes for such notices. Telephone instructions are not permitted.

In order to supplement the description in the prospectus, the following provides additional information about AUSA Life and the policy, which may be of interest to a prospective purchaser.


                         THE POLICY--GENERAL PROVISIONS

Owner

The policy shall belong to the owner upon issuance of the policy after completion of an application and delivery of the initial premium payment. While the annuitant is living, the owner may: (1) assign the policy; (2) surrender the policy; (3) amend or modify the policy with AUSA Life's consent; (4) receive annuity payments or name a payee to receive the payments; and (5) exercise, receive and enjoy every other right and benefit contained in the policy. The exercise of these rights may be subject to the consent of any assignee or irrevocable beneficiary.

A successor owner can be named in the application or in a written notice. The successor owner will become the new owner upon the owner's death, if the owner predeceases the annuitant. If no successor owner survives the owner and the owner predeceases the annuitant, the owner's estate will become the owner.

Note carefully. If the owner predeceases the annuitant and does not name a contingent owner, the owner's estate will become the new owner. If no probate estate is opened because the owner has precluded the opening of a probate estate by means of a trust or other instrument, unless AUSA Life has received written notice of the trust as a successor owner signed prior to the owner's death, that trust may not exercise ownership rights to the policy. It may be necessary to open a probate estate in order to exercise ownership rights to the policy if no contingent owner is named in a written notice received by AUSA Life.


The owner may change the ownership of the policy in a written notice. When this change takes effect, all rights of ownership in the policy will pass to the new owner. A change of ownership may have adverse tax consequences.

When there is a change of owner or successor owner, the change will not be effective until it is recorded in our records. Once recorded, it will take effect as of the date the owner signs the written notice, subject to any payment AUSA Life has made or action AUSA Life has taken before recording the change. Changing the owner or naming a new successor owner cancels any prior choice of successor owner, but does not change the designation of the beneficiary or the annuitant.

If ownership is transferred (except to the owner's spouse) because the owner dies before the annuitant, the cash value generally must be distributed to the successor owner within five years of the owner's death, or payments must be made for a period certain or for the successor owner's lifetime so long as any period certain does not exceed that successor owner's life expectancy, if the first payment begins within one year of the owner's death.

Entire Policy

The policy, any endorsements thereon, and the applications constitute the entire contract between AUSA Life and the owner. All statements in the application are representations and not warranties. No statement will cause the policy to be void or to be used in defense of a claim unless contained in the application.

Misstatement of Age or Sex

If the age or sex of the annuitant has been misstated, AUSA Life will change the annuity benefit payable to that which the premium payments would have purchased for the correct age or sex. The dollar amount of any underpayment made by AUSA Life shall be paid in full with the next payment due such person or the beneficiary. The dollar amount of any overpayment made by AUSA Life due to any misstatement shall be deducted from payments subsequently accruing to such person or beneficiary. Any underpayment or overpayment will include interest at 5% per year, from the date of the wrong payment to the date of the adjustment. The age of the annuitant may be established at any time by the submission of proof satisfactory to AUSA Life.

Addition, Deletion, or Substitution of Investments

AUSA Life cannot and does not guarantee that any of the subaccounts will always be available for premium payments, allocations, or transfers. AUSA Life retains the right, subject to any applicable law, to make certain changes in the separate account and its investments. AUSA Life reserves the right to eliminate the shares of any portfolio held by a subaccount and to substitute shares of another portfolio of the underlying fund portfolios, or of another registered open-end management investment company for the shares of any portfolio, if the shares of the portfolio are no longer available for investment or if, in AUSA Life's judgment, investment in any portfolio would be inappropriate in view of the purposes of the separate account. To the extent required by the 1940 Act, substitutions of shares attributable to your interest in a subaccount will not be made without prior notice to you and the prior approval of the Securities and Exchange Commission ("SEC"). Nothing contained herein shall prevent the separate account from purchasing other securities for other series or classes of variable annuity policies, or from effecting an exchange between series or classes of variable annuity policies on the basis of your requests.


New subaccounts may be established when, in the sole discretion of AUSA Life, marketing, tax, investment or other conditions warrant. Any new subaccounts may be made available to existing owners on a basis to be determined by AUSA Life. Each additional subaccount will purchase shares in a mutual fund portfolio or other investment vehicle. AUSA Life may also eliminate one or more subaccounts if, in its sole discretion, marketing, tax, investment or other conditions warrant such change. In the event any subaccount is eliminated, AUSA Life will notify you and request a reallocation of the amounts invested in the eliminated subaccount. If no such reallocation is provided by you, AUSA Life will reinvest the amounts in the subaccount that invests in the Van Kampen Money Market Portfolio (or in a similar portfolio of money market instruments), in another subaccount, or in the fixed account, if appropriate.


In the event of any such substitution or change, AUSA Life may, by appropriate endorsement, make such changes in the policies as may be necessary or appropriate to reflect such substitution or change. Furthermore, if deemed to be in the best interests of persons having voting rights under the policies, the separate account may be (i) operated as a management company under the 1940 Act or any other form permitted by law, (ii) deregistered under the 1940 Act in the event such registration is no longer required or (iii) combined with one or more other separate accounts. To the extent permitted by applicable law, AUSA Life also may (1) transfer the assets of the separate account associated with the policies to another account or accounts, (2) restrict or eliminate any voting rights of owners or other persons who have voting rights as to the separate account, (3) create new separate accounts, (4) add new subaccounts to or remove existing subaccounts from the separate account, or combine subaccounts, or (5) add new underlying fund portfolios, or substitute a new fund for an existing fund.


Reallocation of Annuity Units After the Annuity Commencement Date

After the annuity commencement date, the owner may reallocate the value of a designated number of annuity units of a subaccount then credited to a policy into an equal value of annuity units of one or more other subaccounts or the fixed account. The reallocation shall be based on the relative value of the annuity units of the subaccount(s) at the end of the business day on the next payment date. The minimum amount which may be reallocated is the lesser of (1) $10 of monthly income or (2) the entire monthly income of the annuity units in the subaccount from which the transfer is being made. If the monthly income of the annuity units remaining in a subaccount after a reallocation is less than $10, AUSA Life reserves the right to include the value of those annuity units as part of the transfer. The request must be in writing to AUSA Life's service office. There is no charge assessed in connection with such reallocation. A reallocation of annuity units may be made up to four times in any given policy year.

After the annuity commencement date, no transfers may be made from the fixed account to the separate account.

Annuity Payment Options

During the lifetime of the annuitant and prior to the annuity commencement date, the owner may choose an annuity payment option or change the election, but written notice of any election or change of election must be received by AUSA Life at its service office at least thirty (30) days prior to the annuity commencement date. If no election is made prior to the annuity commencement date, annuity payments will be made under (i) Payment Option 3, life income with level payments for 10 years certain, using the existing policy value of the fixed account, or (ii) under Payment Option 3, life income with variable payments for 10 years certain using the existing policy value of the separate account, or (iii) in a combination of (i) and (ii).

The person who elects an annuity payment option can also name one or more successor payees to receive any unpaid amount AUSA Life has at the death of a payee. Naming these payees cancels any prior choice of a successor payee.

A payee who did not elect the annuity payment option does not have the right to advance or assign payments, take the payments in one sum, or make any other change. However, the payee may be given the right to do one or more of these things if the person who elects the option tells AUSA Life in writing and AUSA Life agrees.

Variable Payment Options. The dollar amount of the first variable annuity
------------------------
payment will be determined in accordance with the annuity payment rates set forth in the applicable table contained in the policy. The tables are based on a 5% effective annual Assumed Investment Return and the "1983 Table a" (male, female, and unisex if required by law) mortality table with projection using projection Scale G factors, assuming a maturity date in the year 2000. ("The 1983 Table a" mortality rates are adjusted based on improvements in mortality since 1983 to more appropriately reflect increased longevity. This is accomplished using a set of improvement factors referred to as projection scale G.) The dollar amount of additional variable annuity payments will vary based on the investment performance of the subaccount(s) of the separate account selected by the annuitant or beneficiary.


Determination of the First Variable Payment. The amount of the first variable
-------------------------------------------
payment depends upon the sex (if consideration of sex is allowed under state law) and adjusted age of the annuitant. The adjusted age is the annuitant's actual age nearest birthday, on the annuity commencement date, adjusted as follows:

       Annuity Commencement Date                            Adjusted Age
       -------------------------                            ------------
               2001-2010                                 Actual Age minus 1
               2011-2020                                 Actual Age minus 2
               2021-2030                                 Actual Age minus 3
               2031-2040                                 Actual Age minus 4
               After 2040                                Actual Age minus 5

This adjustment assumes an increase in life expectancy, and therefore it results in lower payments than without such an adjustment.

Determination of Additional Variable Payments. All variable annuity payments
---------------------------------------------
other than the first are calculated using annuity units which are credited to
                                                        -----
the policy. The number of annuity units to be credited in respect of a particular subaccount is determined by dividing that portion of the first variable annuity payment attributable to that subaccount by the annuity unit value of that subaccount on the annuity commencement date. The number of annuity units of each particular subaccount credited to the policy then remains fixed, assuming no transfers to or from that subaccount occur. The dollar value of variable annuity units in the chosen subaccount will increase or decrease reflecting the investment experience of the chosen subaccount. The dollar amount of each variable annuity payment after the first may increase, decrease or remain constant. This amount is equal to the sum of the amounts determined by multiplying the number of annuity units of each particular subaccount credited to the policy by the annuity unit value for the particular subaccount as of the first business day of each month.

Death Benefit

Adjusted Partial Surrender. The amount of your guaranteed minimum death benefit
--------------------------
is reduced due to an adjusted partial surrender. The reduction amount depends on the relationship between your guaranteed minimum death benefit and policy value. The adjusted partial surrender in the guaranteed minimum death benefit is the sum of (1) and (2), where:
(1)  The surrender-charge-free surrender amount taken; and
(2) The amount that an excess partial surrender (the portion of a surrender that can be subject to a surrender charge) reduces the policy value times [(a) divided by (b)] where:
     (a) is the amount of the death benefit prior to the excess partial surrender; and
     (b) is the policy value prior to the excess partial surrender.

The following examples describe the effect of a surrender on the guaranteed minimum death benefit and policy value.

---------------------------------------------------------------------------------------------------
                                                   Example 1
---------------------------------------------------------------------------------------------------
$75,000         current guaranteed minimum death benefit before surrender
---------------------------------------------------------------------------------------------------
$50,000         current policy value before surrender
---------------------------------------------------------------------------------------------------
$75,000         current death benefit (larger of policy value and guaranteed minimum death benefit)
---------------------------------------------------------------------------------------------------
6%              current surrender charge percentage
---------------------------------------------------------------------------------------------------
$15,000         requested surrender
---------------------------------------------------------------------------------------------------
$ 5,000         surrender charge-free amount (assumes 10% free percentage is available)
---------------------------------------------------------------------------------------------------
$10,000         excess partial surrender-- (amount subject to surrender charge)
---------------------------------------------------------------------------------------------------
$   600         surrender charge on (excess partial surrender) = 0.06 * 10,000
---------------------------------------------------------------------------------------------------
$10,600         reduction in policy value due to excess partial surrender = 10,000 + 600
---------------------------------------------------------------------------------------------------
$20,000         adjusted partial surrender = $5,000+ $10,000 * (75,000/50,000)
---------------------------------------------------------------------------------------------------
$55,000         new guaranteed minimum death benefit (after surrender) = 75,000 - 20,000
---------------------------------------------------------------------------------------------------
$34,400         new policy value (after surrender) = 50,000 - 5,000 - 10,600
---------------------------------------------------------------------------------------------------

Summary:
--------
Reduction in guaranteed minimum death benefit           = $20,000
Reduction in policy value                               = $15,600

Note, the guaranteed minimum death benefit is reduced more than the policy value since the guaranteed minimum death benefit was greater than the policy value just prior to the surrender.


---------------------------------------------------------------------------------------------------
                                    Example 2
---------------------------------------------------------------------------------------------------
$50,000         current guaranteed minimum death benefit before surrender
---------------------------------------------------------------------------------------------------
$75,000         current policy value before surrender
---------------------------------------------------------------------------------------------------
$75,000         current death benefit (larger of policy value and guaranteed minimum death benefit)
---------------------------------------------------------------------------------------------------
6%              current surrender charge percentage
---------------------------------------------------------------------------------------------------
$15,000         requested surrender
---------------------------------------------------------------------------------------------------
$ 7,500         surrender charge-free amount (assumes 10% free percentage is available)
---------------------------------------------------------------------------------------------------
$ 7,500         excess partial surrender--(amount subject to surrender charge)
---------------------------------------------------------------------------------------------------
$   450         surrender charge on (excess partial surrender) = 0.06 * 7,500
---------------------------------------------------------------------------------------------------
$ 7,950         reduction in policy value due to excess partial surrender = 7,500 + 450
---------------------------------------------------------------------------------------------------
$15,000         adjusted partial surrender = $7,500 + $7,500 * (75,000/75,000)
---------------------------------------------------------------------------------------------------
$35,000         new guaranteed minimum death benefit (after surrender) = 50,000 - 15,000
---------------------------------------------------------------------------------------------------
$59,550         new policy value (after surrender) = 75,000 - 7,500 - 7,950
---------------------------------------------------------------------------------------------------

Summary:
--------

Reduction in the guaranteed minimum death benefit           = $15,000

Reduction in policy value                                   = $15,450

Note, the guaranteed minimum death benefit and policy value are reduced by the same amount since the policy value was higher than the guaranteed minimum death benefit just prior to the surrender.

Due proof of death of the annuitant is proof that the annuitant who is the owner died prior to the commencement of annuity payments. A certified copy of a death certificate, a certified copy of a decree of a court of competent jurisdiction as to the finding of death, a written statement by the attending physician, or any other proof satisfactory to AUSA Life will constitute due proof of death.

Upon receipt of this proof and an election of a method of settlement and return of the policy, the death benefit generally will be paid within seven days, or as soon thereafter as AUSA Life has sufficient information about the beneficiary to make the payment. The beneficiary may receive the amount payable in a lump sum cash benefit, or, subject to any limitation under any state or federal law, rule, or regulation, under one of the annuity payment options described above, unless a settlement agreement is effective at the death of the owner preventing such election.

Distribution Requirements. If the annuitant was the owner, and the beneficiary
-------------------------
was not the annuitant's spouse, the death benefit must (1) be distributed within five years of the date of the deceased owner's death, or (2) payments under an annuity payment option must begin no later than one year after the deceased owner's death and must be made for the beneficiary's lifetime or for a period certain (so long as any period certain does not exceed the beneficiary's life expectancy). Death proceeds which are not paid to or for the benefit of a natural person must be distributed within five years of the date of the deceased owner's death. If the sole beneficiary is the deceased owner's surviving spouse, such spouse may elect to continue the policy as the new annuitant and owner instead of receiving the death benefit.


If the annuitant is not the owner, and the owner dies prior to the annuity commencement date, a successor owner may surrender the policy at any time for the amount of the policy value. If the successor owner is not the deceased owner's spouse, however, the policy value must be distributed: (1) within five years after the date of the deceased owner's death, or (2) payments under an annuity payment option must begin no later than one year after the deceased owner's death and must be made for the successor owner's lifetime or for a period certain (so long as any period certain does not exceed the successor owner's life expectancy).

Beneficiary. The beneficiary designation in the application will remain in
-----------
effect until changed. The owner may change the designated beneficiary by sending written notice to AUSA Life. The beneficiary's consent to such change is not required unless the beneficiary was irrevocably designated or law requires consent. (If an irrevocable beneficiary dies, the owner may then designate a new beneficiary .) The change will take effect as of the date the owner signs the written notice, whether or not the owner is living when the notice is received by AUSA Life. AUSA Life will not be liable for any payment made before the written notice is received. If more than one beneficiary is designated, and the owner fails to specify their interests, they will share equally.

Death of Owner

Federal tax law requires that if any owner (including any joint owner or any successor owner who has become a current owner) dies before the annuity commencement date, then the entire value of the policy must generally be distributed within five years of the date of death of such owner. Certain rules apply where (1) the spouse of the deceased owner is the sole beneficiary, (2) the owner is not a natural person and the primary annuitant dies or is changed, or (3) any owner dies after the annuity commencement date. See "Certain Federal Income Tax Consequences" for more information about these rules. Other rules may apply to qualified policies.

Assignment

During the lifetime of the annuitant the owner may assign any rights or benefits provided by the policy if your policy is a nonqualified policy. An assignment will not be binding on AUSA Life until a copy has been filed at its service office. The rights and benefits of the owner and beneficiary are subject to the rights of the assignee. AUSA Life assumes no responsibility for the validity or effect of any assignment. Any claim made under an assignment shall be subject to proof of interest and the extent of the assignment. An assignment may have tax consequences.

Unless the owner so directs by filing written notice with AUSA Life, no beneficiary may assign any payments under the policy before they are due. To the extent permitted by law, no payments will be subject to the claims of any beneficiary's creditors.

Ownership of qualified policies is restricted to comply with the Code.

Evidence of Survival

AUSA Life reserves the right to require satisfactory evidence that a person is alive if a payment is based on that person being alive. No payment will be made until AUSA Life receives such evidence.

Non-Participating

The policy will not share in AUSA Life's surplus earnings; no dividends will be paid.

Amendments

No change in the policy is valid unless made in writing by AUSA Life and approved by one of AUSA Life's officers. No registered representative has authority to change or waive any provision of the policy.

AUSA Life reserves the right to amend the policies to meet the requirements of the Code, regulations or published rulings. An owner can refuse such a change by giving written notice, but a refusal may result in adverse tax consequences.

Employee and Agent Purchases

The policy may be acquired by an employee or registered representative of any broker/dealer authorized to sell the policy or their spouse or minor children, or by an officer, director, trustee or bona-fide full-time employee of AUSA Life or its affiliated companies or their spouse or minor children. In such a case, AUSA Life may credit an amount equal to a percentage of each premium payment to the policy due to lower acquisition costs AUSA Life experiences on those purchases. The credit will be reported to the Internal Revenue Service as taxable income to the employee or registered representative. AUSA Life may offer certain employer sponsored savings plans, in its discretion, reduced fees and charges including, but not limited to, the annual service charge, the surrender charges, the mortality and expense risk fee and the administrative charge for certain sales under circumstances which may result in savings of certain costs and expenses. In addition, there may be other circumstances of which AUSA Life is not presently aware which could result in reduced sales or distribution expenses. Credits to the policy or reductions in these fees and charges will not be unfairly discriminatory against any owner.

Present Value of Future Variable Payments
-----------------------------------------

The present value of future variable payments is calculated by taking (a) the supportable payment on the business day we receive the surrender request, times
(b) the number of payments remaining, discounted using a rate equal to the AIR.

Stabilized Payments
-------------------

If you have selected a payout feature that provides for stabilized payments, please note that the stabilized payments remain constant throughout each year and are adjusted on your policy anniversary. Without stabilized payments, each payment throughout the year would fluctuate based on the performance of your selected subaccounts. To reflect the difference in these payments we adjust (both increase and decrease as appropriate) the number of annuity units. The units are adjusted when we calculate the supportable payment. Supportable payments are used in the calculation of surrender values, death benefits and transfers. On your policy anniversary we set the new stabilized payment equal to the current supportable payment. In the case of an increase in the number of variable annuity units, your participation in the future investment performance will be increased since more variable annuity units are credited to you. Conversely, in the case of a reduction of the number of variable annuity units, your participation in the future investment performance will be decreased since fewer variable annuity units are credited to you.


The following table demonstrates, on a purely hypothetical basis, the changes in the number of variable annuity units. The changes in the variable annuity unit values reflect the investment performance of the applicable subaccounts as well as the separate account charge.



-------------------------------------------------------------------------------

         Hypothetical Changes in Annuity Units with Stabilized Payments*
         --------------------------------------------------------------
-------------------------------------------------------------------------------
AIR                              5.0%
-------------------------------------------------------------------------------
Life & 10 Year Certain
-------------------------------------------------------------------------------
Male aged 65
-------------------------------------------------------------------------------
First Variable Payment            $500
-------------------------------------------------------------------------------

                                                               Monthly                     Adjustments    Cumulative
                                 Beginning      Annuity        Payment        Monthly          in          Adjusted
                                  Annuity         Unit         Without       Stabilized      Annuity       Annuity
                                   Units         Values     Stabilization     Payment         Units         Units
---------------------------------------------------------------------------------------------------------------------
At Issue:         January 1      400.0000       1.250000       $500.00        $500.00        0.0000        400.0000
---------------------------------------------------------------------------------------------------------------------
                  February 1     400.0000       1.252005       $500.80        $500.00        0.0041        400.0041
---------------------------------------------------------------------------------------------------------------------
                   March 1       400.0000       1.252915       $501.17        $500.00        0.0059        400.0100
---------------------------------------------------------------------------------------------------------------------
                   April 1       400.0000       1.245595       $498.24        $500.00       (0.0089)       400.0011
---------------------------------------------------------------------------------------------------------------------
                    May 1        400.0000       1.244616       $497.85        $500.00       (0.0108)       399.9903
---------------------------------------------------------------------------------------------------------------------
                    June 1       400.0000       1.239469       $495.79        $500.00       (0.0212)       399.9691
---------------------------------------------------------------------------------------------------------------------
                    July 1       400.0000       1.244217       $497.69        $500.00       (0.0115)       399.9576
---------------------------------------------------------------------------------------------------------------------
                   August 1      400.0000       1.237483       $494.99        $500.00       (0.0249)       399.9327
---------------------------------------------------------------------------------------------------------------------
                 September 1     400.0000       1.242382       $496.95        $500.00       (0.0150)       399.9177
---------------------------------------------------------------------------------------------------------------------
                  October 1      400.0000       1.242382       $496.95        $500.00       (0.0149)       399.9027
---------------------------------------------------------------------------------------------------------------------
                  November 1     400.0000       1.249210       $499.68        $500.00       (0.0016)       399.9012
---------------------------------------------------------------------------------------------------------------------
                  December 1     400.0000       1.252106       $500.84        $500.00        0.0040        399.9052
---------------------------------------------------------------------------------------------------------------------
                  January 1      399.9052       1.255106       $501.92        $501.92        0.0000        399.9052
---------------------------------------------------------------------------------------------------------------------


* Expenses included in the calculations are 1.10% mortality and expense risk fee, 0.15% administrative expenses, 0.00% rider charge, and 1.00% portfolio expenses (1.00% is a hypothetical figure). If higher expenses were charged, the numbers would be lower.


                     CERTAIN FEDERAL INCOME TAX CONSEQUENCES


The following summary does not constitute tax advice. It is a general discussion of certain of the expected federal income tax consequences of investment in and distributions with respect to a policy, based on the Code, as amended, proposed and final Treasury Regulations thereunder, judicial authority, and current administrative rulings and practice. This summary discusses only certain federal income tax consequences to "United States Persons," and does not discuss state, local, or foreign tax consequences. United States Persons means citizens or residents of the United States, domestic corporations, domestic partnerships and trusts or estates that are subject to United States federal income tax regardless of the source of their income.

Tax Status of the Policy

The following discussion is based on the assumption that the policy qualifies as an annuity contract for federal income tax purposes.

Diversification Requirements. Section 817(h) of the Code provides that in order
----------------------------
for a variable contract which is based on a segregated asset account to qualify as an annuity contract under the Code, the investments made by such account must be "adequately diversified" in accordance with Treasury regulations. The Treasury regulations issued under Section 817(h) (Treas. Reg. ss.1.8175) apply a diversification requirement to each of the subaccounts. The separate account, through its underlying fund portfolios and their portfolios, intends to comply with the diversification requirements of the Treasury. AUSA Life has entered into agreements with each underlying fund portfolio company which requires the portfolios to be operated in compliance with the Treasury regulations.

Owner Control. In certain circumstances, owners of variable annuity contracts
-------------
may be considered the owners, for federal income tax purposes, of the assets of the separate account used to support their contracts. In those circumstances, income and gains from the separate account assets would be includable in the variable annuity contract owner's gross income. Several years ago, the IRS stated in published rulings that a variable annuity contract owner will be considered the owner of separate account assets if the contract owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. More recently, the Treasury Department announced in connection with the issuance of regulations concerning investment diversification, that those regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor (i.e., you), rather than the insurance company, to be treated as the owner of the assets in the account." This announcement also stated that guidance would be issued by way of regulations or rulings on the "extent to which policyholders may direct their investments to particular subaccounts without being treated as owners of the underlying assets."

The ownership rights under the contract are similar to, but different in certain respects from those described by the IRS in rulings in which it was determined that contract owners were not owners of separate account assets. For example, you have the choice of more subaccounts in which to allocate premiums and policy values, and may be able to transfer among these accounts more frequently than in such rulings. These differences could result in you being treated as the owner of the assets of the separate account. In addition, AUSA Life does not know what standards will be set forth, if any, in the regulations or rulings that the Treasury Department has stated it expects to issue. AUSA Life therefore reserves the right to modify the policies as necessary to attempt to prevent you from being considered the owner of a pro rata share of the assets of the separate account.

Distribution Requirements. The Code requires that nonqualified policies contain specific provisions for distribution of policy proceeds upon the death of the owner. In order to be treated as an annuity contract for federal income tax purposes, the Code requires that such policies provide that if any owner dies on or after the annuity commencement date and before the entire interest in the policy has been distributed, the remaining portion must be distributed at least as rapidly as under the method in effect on such owner's death. If any owner dies before the annuity commencement date, the entire interest in the policy must generally be distributed within 5 years after such owner's date of death or be applied to provide an immediate annuity under which payments will begin within one year of such owner's death and will be made for the life of the beneficiary or for a period not extending beyond the life expectancy of the "designated beneficiary" as defined in Section 72(s) of the Code. However, if upon such owner's death prior to the annuity commencement date, such owner's surviving spouse becomes the sole new owner under the policy, then the policy may be continued with the surviving spouse as the new owner. Under the policy, the beneficiary is the designated beneficiary of an owner/annuitant and the successor owner is the designated beneficiary of an owner who is not the annuitant. If any owner is not a natural person, then for purposes of these distribution requirements, the primary annuitant shall be treated as an owner, and any death or change of such primary annuitant shall be treated as the death of an owner. The nonqualified policies contain provisions intended to comply with these requirements of the Code. No regulations interpreting these requirements of the Code have yet been issued and thus no assurance can be given that the provisions contained in the policies satisfy all such Code requirements. The provisions contained in the policies will be reviewed and modified if necessary to maintain their compliance with the Code requirements when clarified by regulation or otherwise.


Withholding. The portion of any distribution under a policy that is includable
-----------
in gross income will be subject to federal income tax withholding unless the recipient of such distribution elects not to have federal income tax withheld. Election forms will be provided at the time distributions are requested or made. The withholding rate varies according to the type of distribution and the owner's tax status. For qualified policies , "eligible rollover distributions" from Section 401(a) plans, Section 403(a) annuities, and Section 403(b) taxsheltered annuities are subject to a mandatory federal income tax withholding of 20%. An eligible rollover distribution is a distribution from such a plan, other than specified distributions such as distributions required by the Code, distributions of certain after tax contributions, distributions in a specified annuity form, or hardship distributions. The 20% withholding does not apply, however, if the owner chooses a "direct rollover" from the plan to another taxqualified plan or IRA. Different withholding requirements may apply in the case of nonUnited States persons.

Qualified Policies. The qualified policy is designed for use with several types
------------------
of taxqualified retirement plans. The tax rules applicable to participants and beneficiaries in taxqualified retirement plans vary according to the type of plan and the terms and conditions of the plan. Special favorable tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from contributions in excess of specified limits; distributions prior to age 59 1/2 (subject to certain exceptions); distributions that do not conform to specified commencement and minimum distribution rules; and in other specified circumstances. Some retirement plans are subject to distribution and other requirements that are not incorporated into the policies or our policy administration procedures. Owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the policies comply with applicable law.

For qualified plans under section 401(a), 403(a), 403(b), and 457, the Code requires that distributions generally must commence no later than the later of April 1 of the calendar year following the calendar year in which the owner (or plan participant) (i) reaches age 70 1/2 or (ii) retires, and must be made in a specified form or manner. If the plan participant is a "5 percent owner" (as defined in the Code), distributions generally must begin no later than April 1 of the calendar year in which the owner (or plan participant) reaches age 70 1/2. Each owner is responsible for requesting distributions under the policy that satisfy applicable tax rules.

AUSA Life makes no attempt to provide more than general information about use of the policy with the various types of retirement plans. Purchasers of policies for use with any retirement plan should consult their legal counsel and tax adviser regarding the suitability of the policy.

Individual Retirement Annuities. In order to qualify as a traditional individual
-------------------------------
retirement annuity under Section 408(b) of the Code, a policy must contain certain provisions: (i) the owner must be the annuitant; (ii) the policy generally is not transferable by the owner, e.g., the owner may not designate a new owner, designate a contingent owner or assign the policy as collateral security; (iii) subject to special rules, the total premium payments for any calendar year may not exceed the deductible amount specified in the Code ($3,000 for 2002), except in the case of a rollover amount or contribution under Section 402(c), 403(a)(4), 403(b)(8) or 408(d)(3) of the Code; (iv) annuity payments or surrenders must begin no later than April 1 of the calendar year following the calendar year in which the annuitant attains age 70 1/2; (v) an annuity payment option with a period certain that will guarantee annuity payments beyond the life expectancy of the annuitant and the beneficiary may not be selected; (vi) certain payments of death benefits must be made in the event the annuitant dies prior to the distribution of the policy value; and (vii) the entire interest of the owner is nonforfeitable. Policies intended to qualify as a traditional individual retirement annuities under Section 408(b) of the Code contain such provisions. Amounts in the IRA (other than nondeductible contributions) are taxed when distributed from the IRA. Distributions prior to age 59 1/2 (unless certain exceptions apply) are subject to a 10% penalty tax.

No part of the funds for an individual retirement account (including a Roth IRA) or annuity should be invested in a life insurance contract, but the regulations thereunder allow such funds to be invested in an annuity policy that provides a death benefit that equals the greater of the premiums paid or the cash value for the policy. The policy provides an enhanced death benefit that could exceed the amount of such a permissible death benefit, but it is unclear to what extent such an enhanced death benefit could disqualify the policy as an IRA. The Internal Revenue Service has not reviewed the policy for qualification as an IRA, and has not addressed in a ruling of general applicability whether an enhanced death benefit provision, such as the provision in the policy, comports with IRA qualification requirements.


Roth Individual Retirement Annuities (Roth IRA). The Roth IRA, under Section
-----------------------------------------------
408A of the Code, contains many of the same provisions as a traditional IRA. However, there are some differences. First, the contributions are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA may be subject to tax and other special rules may apply to the rollover or conversion and to distributions attributable thereto. You should consult a tax adviser before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years. The Roth IRA is available to individuals with earned income and whose modified adjusted gross income is under $110,000 for single filers, $160,000 for married filing jointly, and $10,000 for married filing separately. Subject to special rules, the amount per individual that may be contributed to all IRAs (Roth and traditional) is the deductible amount specified in the Code ($3,000 for 2002). Secondly, the distributions are taxed differently. The Roth IRA offers taxfree distributions when made 5 tax years after the first contribution to any Roth IRA of the individual and made after attaining age 59 1/2, to pay for qualified first time homebuyer expenses (lifetime maximum of $10,000) or due to death or disability. All other distributions are subject to income tax when made from earnings and may be subject to a premature surrender penalty tax unless an exception applies. Unlike the traditional IRA, there are no minimum required distributions during the owner's lifetime; however, required distributions at death are generally the same.

Section 403(b) Plans. Under Section 403(b) of the Code, payments made by public
--------------------
school systems and certain tax exempt organizations to purchase policies for their employees are excludable from the gross income of the employee, subject to certain limitations. However, such payments may be subject to FICA (Social Security) taxes. The policy includes a death benefit that in some cases may exceed the greater of the premium payments or the policy value. The death benefit could be characterized as an incidental benefit, the amount of which is limited in any taxsheltered annuity under section 403(b). Because the death benefit may exceed this limitation, employers using the policy in connection with such plans should consult their tax adviser. Additionally, in accordance with the requirements of the Code, Section 403(b) annuities generally may not permit distribution of (i) elective contributions made in years beginning after December 31, 1988, and (ii) earnings on those contributions and (iii) earnings on amounts attributed to elective contributions held as of the end of the last year beginning before January 1, 1989. Distributions of such amounts will be allowed only upon the death of the employee, on or after attainment of age 59 1/2, separation from service, disability, or financial hardship, except that income attributable to elective contributions may not be distributed in the case of hardship.

Corporate Pension and ProfitSharing Plans and H.R. 10 Plans. Sections 401(a)
-----------------------------------------------------------
and 403(a) of the Code permit corporate employers to establish various types of retirement plans for employees and selfemployed individuals to establish qualified plans for themselves and their employees. Such retirement plans may permit the purchase of the policies to accumulate retirement savings. Adverse tax consequences to the plan, the participant or both may result if the policy is assigned or transferred to any individual as a means to provide benefit payments. The policy includes a death benefit that in some cases may exceed the greater of the premium payments or the policy value. The death benefit could be characterized as an incidental benefit, the amount of which is limited in an pension or profit sharing plan. Because the death benefit may exceed this limitation, employers using the policy in connection with such plans should consult their tax adviser.

Deferred Compensation Plans. Section 457 of the Code, while not actually
--------------------------
providing for a qualified plan as that term is normally used, provides for certain deferred compensation plans with respect to service for state governments, local governments, political subdivisions, agencies, instrumentalities and certain affiliates of such entities, and tax exempt organizations. The policies can be used with such plans. Under such plans a participant may specify the form of investment in which his or her participation will be made. For nongovernment Section 457 plans all such investments, however, are owned by, and are subject to, the claims of the general creditors of the sponsoring employer. Depending on the terms of the particular plan, a nongovernment employer may be entitled to draw on deferred amounts for purposes unrelated to its Section 457 plan obligations. In general, all amounts received under a
Section 457 plan are taxable and are subject to federal income tax withholding as wages.

NonNatural Persons. Pursuant to Section 72(u) of the Code, an annuity contract
------------------
held by a taxpayer other than a natural person generally will not be treated as an annuity contract under the Code; accordingly, an owner who is not a natural person will recognize as ordinary income for a taxable year the excess of (i) the sum of the policy value as of the close of the taxable year and all previous distributions under the policy over (ii) the sum of the premium payments paid for the taxable year and any prior taxable year and the amounts includable in gross income for any prior taxable year with respect to the policy. Notwithstanding the preceding sentences in this paragraph, Section 72(u) of the Code does not apply to (i) a policy where the nominal owner is not a natural person but the beneficial owner of which is a natural person, (ii) a policy acquired by the estate of a decedent by reason of such decedent's death, (iii) a qualified policy (other than one qualified under Section 457) or (iv) a singlepayment annuity where the annuity commencement date is no later than one year from the date of the single premium payment; instead, such policies are taxed as described above under the heading "Taxation of Annuities."

Taxation of AUSA Life

AUSA Life at present is taxed as a life insurance company under part I of Subchapter L of the Code. The separate account is treated as part of AUSA Life and, accordingly, will not be taxed separately as a "regulated investment company" under Subchapter M of the Code. AUSA Life does not expect to incur any federal income tax liability with respect to investment income and net capital gains arising from the activities of the separate account retained as part of the reserves under the policy. Based on this expectation, it is anticipated that no charges will be made against the separate account for federal income taxes. If, in future years, any federal income taxes are incurred by AUSA Life with respect to the separate account, AUSA Life may make a charge to that account.

                              INVESTMENT EXPERIENCE

An "net investment factor" is used to determine the value of accumulation units and annuity units, and to determine annuity payment rates.

Accumulation Units

Allocations of a premium payment directed to a subaccount are credited in the form of accumulation units. Each subaccount has a distinct accumulation unit value. The number of units credited is determined by dividing the premium payment or amount transferred to the subaccount by the accumulation unit value of the subaccount as of the end of the valuation period during which the allocation is made. For each subaccount, the accumulation unit value for a given business day is based on the net asset value of a share of the corresponding portfolio of the underlying fund portfolios less any applicable charges or fees. The investment performance of the portfolio, expenses, and deductions of certain charges affect the value of an accumulation unit.

Upon allocation to the selected subaccount, premium payments are converted into accumulation units of the subaccount. The number of accumulation units to be credited is determined by dividing the dollar amount allocated to each subaccount by the value of an accumulation unit for that subaccount as next determined after the premium payment is received at the service office or, in the case of the initial premium payment, when the application is completed, whichever is later. The value of an accumulation unit for each subaccount was arbitrarily established at $1 at the inception of each subaccount. Thereafter, the value of an accumulation unit is determined as of the close of trading on each day the New York Stock Exchange is open for business.

An index (the "net investment factor") which measures the investment performance of a subaccount during a valuation period is used to determine the value of an accumulation unit for the next subsequent valuation period. The net investment factor may be greater or less than or equal to one; therefore, the value of an accumulation unit may increase, decrease or remain the same from one valuation period to the next. The owner bears this investment risk. The net investment performance of a subaccount and deduction of certain charges affects the accumulation unit value.


The net investment factor for any subaccount for any valuation period is determined by dividing (a) by (b), and subtracting (c) from the result, where:

(a) is the net result of:
     (1) the net asset value per share of the shares held in the subaccount determined at the end of the current valuation period, plus
     (2) The per share amount of any dividend or capital gain distribution made with respect to the shares held in the subaccount if the exdividend date occurs during the current valuation period, plus or minus
     (3) a per share credit or charge for any taxes determined by AUSA Life to have resulted from the investment operations of the subaccount and for which it has created a reserve;
(b) is the net asset value per share of the shares held in the subaccount determined as of the end of the immediately preceding valuation period; and
(c) is the charge for mortality and expense risk during the valuation period equal on an annual basis to X percent of the daily net asset value of the subaccount, where "X" depends on the Death Benefit Option and policy year, plus the 0.15% annual administrative charge.

              Illustration of Accumulation Unit Value Calculations

       Formula and Illustration for Determining the Net Investment Factor
         (Assumes the Return of Premium Death Benefit is still in effect and that the policy is within the first seven policy years.)

Net Investment Factor = (A + B  C) - E
                        ----------
                                    D

       Where: A =The net asset value of an underlying fund portfolio share as of the end of the current valuation period.
                 Assume....................................... A = $11.57

              B =The per share amount of any dividend or capital gains distribution since the end of the immediately preceding valuation period.
                 Assume....................................... B = 0

              C =The per share charge or credit for any taxes reserved for at the end of the current valuation period.
                 Assume....................................... C = 0

              D =The net asset value of an underlying fund portfolio share at the end of the immediately preceding valuation period.
                 Assume....................................... D = $11.40


              E =The daily deduction for mortality and expense risk fees and administrative charges, which totals 1.40% on an annual basis. On a daily basis = 0.0000380909


Then, the net investment factor=(11.57 + 0 - 0)-0.0000380909 = Z = 1.0148741898
                                 -------------
                                               11.40

        Formula and Illustration for Determining Accumulation Unit Value

Accumulation Unit Value = A * B

  Where: A =The accumulation unit value for the immediately preceding valuation period.
            Assume................................  = $X

         B =The net investment factor for the current valuation period.
            Assume................................  = Y

Then, the accumulation unit value = $X * Y = $Z

Annuity Unit Value And Annuity Payment Rates

The amount of variable annuity payments will vary with annuity unit values. Annuity unit values rise if the net investment performance of the subaccount exceeds the assumed investment return of 5% annually. Conversely, annuity unit values fall if the net investment performance of the subaccount is less than the assumed investment return. The value of a variable annuity unit in each subaccount was established at $1 on the date operations began for that subaccount. The value of a variable annuity unit on any subsequent business day is equal to (a) multiplied by (b) multiplied by (c), where:


(a) is the variable annuity unit value for the subaccount on the immediately preceding business day;
(b) is the net investment factor for that subaccount for the valuation period;
    and

(c) is the investment result adjustment factor for the valuation period.

The investment result adjustment factor for the valuation period is the product of discount factors of 0.99986634 per day to recognize the 5% effective annual assumed investment return. The valuation period is the period from the close of the immediately preceding business day to the close of the current business day. The net investment factor for the policy used to calculate the value of a variable annuity unit in each subaccount for the valuation period is determined by dividing (i) by (ii) and subtracting (iii) from the result, where:


     (i) is the result of:
          (1) the net asset value of a fund share held in that subaccount determined at the end of the current valuation period; plus
          (2) the per share amount of any dividend or capital gain distributions made by the fund for shares held in that subaccount if the exdividend date occurs during the valuation period; plus or minus
          (3) a per share charge or credit for any taxes reserved for, which Transamerica determines to have resulted from the investment operations of the subaccount.

     (ii) is the net asset value of a fund share held in that subaccount determined as of the end of the immediately preceding valuation period.
     (iii) is a factor representing the mortality and expense risk fee and administrative charge. This factor is equal, on an annual basis, to 1.25% of the daily net asset value of a fund share held in that subaccount. (For calculating Managed Annuity Program annuity payments the factor is 1.25% higher).

The dollar amount of subsequent variable annuity payments will depend upon changes in applicable annuity unit values.

The annuity payment rates vary according to the annuity option elected and the sex and adjusted age of the annuitant at the annuity commencement date. The policy also contains a table for determining the adjusted age of the annuitant.

               Illustration of Calculations for Annuity Unit Value
                          and Variable Annuity Payments

           Formula and Illustration for Determining Annuity Unit Value

Annuity unit value = A  *  B  *  C

  Where: A =Annuity unit value for the immediately preceding valuation period.
            Assume.......................................... = $ X

         B =Net Investment Factor for the valuation period for which the annuity unit value is being calculated.
            Assume.......................................... = Y

         C =A factor to neutralize the Assumed Investment Return of 5% built into the annuity tables used.
            Assume.......................................... = Z

            Then, the annuity unit value is:                 $ X * Y * Z = $ Q

          Formula and Illustration for Determining Amount of
                First Monthly Variable Annuity Payment

First monthly variable annuity payment = A * B
                                         ------
                                         $1,000

       Where: A =The policy value as of the annuity commencement date.
                 Assume..................................... = $X

              B =The annuity purchase rate per $1,000 based upon the option selected, the sex and adjusted age of the annuitant according to the tables contained in the policy.
                 Assume..................................... = $Y

Then, the first monthly variable annuity payment = $X * $Y = $Z
                                                   ---------
                                                     1,000

      Formula and Illustration for Determining the Number of Annuity Units
              Represented by Each Monthly Variable Annuity Payment

Number of annuity units =    A
                             -
                             B

   Where: A =The dollar amount of the first monthly variable annuity payment.
             Assume......................................... = $X

          B =The annuity unit value for the valuation date on which the first monthly payment is due.
             Assume......................................... = $Y

Then, the number of annuity units = $X = Z
                                    --
                                    $Y

                           HISTORICAL PERFORMANCE DATA

Money Market Yields

AUSA Life may from time to time disclose the current annualized yield of the Van Kampen Money Market Subaccount, which invests in the Van Kampen Money Market Portfolio, for a 7day period in a manner which does not take into consideration any realized or unrealized gains or losses on shares of the Van Kampen Money Market Portfolio or on its portfolio securities. This current annualized yield is computed by determining the net change (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) at the end of the 7day period in the value of a hypothetical account; having a balance of 1 unit of the Van Kampen Money Market Subaccount at the beginning of the 7day period, dividing such net change in account value by the value of the account at the beginning of the period to determine the base period return, and annualizing this quotient on a 365day basis. The net change in account value reflects (i) net income from the portfolio attributable to the hypothetical account; and (ii) charges and deductions imposed under a policy that are attributable to the hypothetical account. The charges and deductions include the per unit charges for the hypothetical account for (i) the administrative charges; and (ii) the mortality and expense risk fee. Current Yield will be calculated according to the following formula:

                    Current Yield = ((NCS - ES)/UV) * (365/7)

Where:
NCS      =   The net change in the value of the portfolio (exclusive of realized gains and losses on the sale of securities and unrealized
             appreciation and depreciation and income other than investment income) for the 7day period attributable to a hypothetical account having a balance of 1 subaccount unit.
ES       =   Per unit expenses of the subaccount for the 7day period.
UV       =   The unit value on the first day of the 7day period.

Because of the charges and deductions imposed under a policy, the yield for the Van Kampen Money Market Subaccount will be lower than the yield for the Van Kampen Money Market Portfolio. The yield calculations do not reflect the effect of any premium taxes or surrender charges that may be applicable to a particular policy. Surrender charges range from 7% to 0% of the amount of premium surrendered based on the policy year since payment of the premium. However, surrender charges will not be assessed after the seventh policy year.


AUSA Life may also disclose the effective yield of the Van Kampen Money Market Subaccount for the same 7day period, determined on a compounded basis. The effective yield is calculated by compounding the base period return according to the following formula:

                Effective Yield = (1 + ((NCS - ES)/UV))365/7 - 1

Where:
NCS      = The net change in the value of the Portfolio (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) for the 7day period attributable to a hypothetical account having a balance of 1 subaccount unit.
ES       = Per unit expenses of the subaccount for the 7day period.
UV       = The unit value on the first day of the 7day period.

The yield on amounts held in the Van Kampen Money Market Subaccount normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The Van Kampen Money Market Subaccount's actual yield is affected by changes in interest rates on money market securities, average portfolio maturity of the Van Kampen Money Market Portfolio, the types and quality of portfolio securities held by the Van Kampen Money Market Portfolio and its operating expenses. For the seven days ended December 31, 2001, the yield of the Van Kampen Money Market Subaccount was (0.32%)%, and the effective yield was (0.32%)% for the Annual StepUp Death Benefit with a total mortality and expense fee and administrative charge of 1.55%. For the seven days ended December 31, 2001, the yield of the Van Kampen Money

Market Subaccount was (0.17%)%, and the effective yield was (0.17%)% for the Return of Premium Death Benefit with a total mortality and expense fee and administrative charge of 1.40%.

Other Subaccount Yields

AUSA Life may from time to time advertise or disclose the current annualized yield of one or more of the subaccounts (except the Van Kampen Money Market Subaccount) for 30day periods. The annualized yield of a subaccount refers to income generated by the subaccount over a specific 30day period. Because the yield is annualized, the yield generated by a subaccount during the 30day period is assumed to be generated each 30day period over a 12month period. The yield is computed by: (i) dividing the net investment income of the subaccount less subaccount expenses for the period, by (ii) the maximum offering price per unit on the last day of the period times the daily average number of units outstanding for the period, (iii) compounding that yield for a 6month period, and (iv) multiplying that result by 2. Expenses attributable to the subaccount include (i) the administrative charge and (ii) the Mortality and Expense Risk Charge. The 30day yield is calculated according to the following formula:

                  Yield = 2 * ((((NI - ES)/(U - UV))+ 1)6 - 1)

Where:
NI = Net investment income of the subaccount for the 30day period attributable to the subaccount's unit.
ES = Expenses of the subaccount for the 30day period.
 U = The average number of units outstanding.
UV = The unit value at the close (highest) of the last day in the 30day period.

Because of the charges and deductions imposed by the separate account, the yield for a subaccount will be lower than the yield for its corresponding portfolio. The yield calculations do not reflect the effect of any premium taxes or surrender charges that may be applicable to a particular policy. Surrender charges range from 7% to 0% of the amount of the excess premium surrender based on the number of years since payment of the premium.

The yield on amounts held in the subaccounts normally will fluctuate over time. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The types and quality of its investments and its operating expenses affect a subaccount's actual yield.

Total Returns

AUSA Life may from time to time also advertise or disclose total returns for one or more of the subaccounts for various periods of time. One of the periods of time will include the period measured from the date the subaccount commenced operations. When a subaccount has been in operation for 1, 5 and 10 years, respectively, the total return for these periods will be provided. Total returns for other periods of time may from time to time also be disclosed. Total returns represent the average annual compounded rates of return that would equate an initial investment of $1,000 to the redemption value of that investment as of the last day of each of the periods. The ending date for each period for which total return quotations are provided will be for the most recent month end practicable, considering the type and media of the communication and will be stated in the communication.

Total returns will be calculated using subaccount unit values, which AUSA Life calculates on each business day, based on the performance of the separate account's underlying fund portfolio and the deductions for the mortality and expense risk fee and the administrative charges. Total return calculations will reflect the effect of surrender charges that may be applicable to a particular period. The total return will then be calculated according to the following formula:

                               P(1 + T)/N/ = ERV

Where:
  T = The average annual total return net of subaccount recurring charges.
ERV = The ending redeemable value of the hypothetical account at the end of the period.
  P = A hypothetical initial payment of $1,000.
  N = The number of years in the period.

Other Performance Data

AUSA Life may from time to time also disclose average annual total returns in a nonstandard format in conjunction with the standard format described above. The nonstandard format will be identical to the standard format except that the surrender charge percentage will be assumed to be 0%.

AUSA Life may from time to time also disclose cumulative total returns in conjunction with the standard format described above. The cumulative returns will be calculated using the following formula assuming that the surrender charge percentage will be 0%.

                                CTR = (ERV / P) - 1

Where:
CTR = The cumulative total return net of subaccount recurring charges for the period.
ERV = The ending redeemable value of the hypothetical investment at the end of the period.
P   = A hypothetical initial payment of $1,000.

All nonstandard performance data will only be advertised if the standard performance data is also disclosed.

Adjusted Historical Performance Data

From time to time, sales literature or advertisements may quote average annual total returns for periods prior to the date a particular subaccount commenced operations. Such performance information for the subaccounts will be calculated based on the performance of the various portfolios and the assumption that the subaccounts were in existence for the same periods as those indicated for the portfolios, with the level of policy charges that are currently in effect.

                                PUBLISHED RATINGS

AUSA Life may from time to time publish in advertisements, sales literature and reports to owners, the ratings and other information assigned to it by one or more independent rating organizations such as A.M. Best Company, Standard & Poor's Insurance Ratings Services, Moody's Investors Service and Fitch Financial Ratings. The purpose of the ratings is to reflect the financial strength of AUSA Life. The ratings should not be considered as bearing on the investment performance of assets held in the separate account or of the safety or riskiness of an investment in the separate account. Each year the A.M. Best Company reviews the financial status of thousands of insurers, culminating in the assignment of Best's Ratings. These ratings reflect their current opinion of the relative financial strength and operating performance of an insurance company in comparison to the norms of the life/health insurance industry. In addition, these ratings may be referred to in advertisements or sales literature or in reports to owners. These ratings are opinions of an operating insurance company's financial capacity to meet the obligations of its insurance policies in accordance with their terms.

                          STATE REGULATION OF AUSA LIFE

AUSA Life is subject to the laws of New York governing insurance companies and to regulation by the New York Department of Insurance. An annual statement in a prescribed form is filed with the Department of Insurance each year covering the operation of AUSA Life for the preceding year and its financial condition as of the end of such year. Regulation by the Department of Insurance includes periodic examination to determine AUSA Life's contract liabilities and reserves so that the Department may determine the items are correct. AUSA Life's books and accounts are subject to review by the Department of Insurance at all times and a full examination of its operations is conducted periodically by the National Association of Insurance Commissioners. In addition, AUSA Life is subject to regulation under the insurance laws of other jurisdictions in which it may operate.

                                 ADMINISTRATION


Transamerica performs administrative services for the policies. These services include issuance of the policies, maintenance of records concerning the policies, and certain valuation services.


                               RECORDS AND REPORTS

All records and accounts relating to the separate account will be maintained by AUSA Life. As presently required by the 1940 Act, as amended, and regulations promulgated thereunder, AUSA Life will mail to all owners at their last known address of record, at least annually, reports containing such information as may be required under that Act or by any other applicable law or regulation. Owners will also receive confirmation of each financial transaction and any other reports required by law or regulation. However, for certain routine transactions (for example, regular monthly premiums deducted from your checking account, or regular annuity payments Transamerica sends to you) you may only receive quarterly confirmations.

                          DISTRIBUTION OF THE POLICIES

The policies are offered to the public through brokers licensed under the federal securities laws and state insurance laws. The offering of the policies is continuous and AUSA Life does not anticipate discontinuing the offering of the policies, however, AUSA Life reserves the right to do so.

AFSG Securities Corporation, an affiliate of AUSA Life, is the principal underwriter of the policies and may enter into agreements with broker/dealers for the distribution of the policies. During 2001, 2000, and 1999 the amount paid to AFSG Securities Corporation and/or the brokerdealers for their services regarding the policies was $221,572.17, $763,699.10, and $310,880.08, respectively.

                                  VOTING RIGHTS

To the extent required by law, AUSA Life will vote the underlying fund portfolios' shares held by the separate account at regular and special shareholder meetings of the underlying fund portfolios in accordance with instructions received from persons having voting interests in the portfolios, although none of the underlying fund portfolios hold regular annual shareholder meetings. If, however, the 1940 Act or any regulation thereunder should be amended or if the present interpretation thereof should change, and as a result AUSA Life determines that it is permitted to vote the underlying fund portfolios' shares in its own right, it may elect to do so.


Before the annuity commencement date, you hold the voting interest in the selected portfolios. The number of votes that you have the right to instruct will be calculated separately for each subaccount. The number of votes that you have the right to instruct for a particular subaccount will be determined by dividing your policy value in the subaccount by the net asset value per share of the corresponding portfolio in which the subaccount invests. Fractional shares will be counted.

After the annuity commencement date, the person receiving annuity payments has the voting interest, and the number of votes decreases as annuity payments are made and as the reserves for the policy decrease. The person's number of votes will be determined by dividing the reserve for the policy allocated to the applicable subaccount by the net asset value per share of the corresponding portfolio. Fractional shares will be counted.

The number of votes that you or the person receiving income payments has the right to instruct will be determined as of the date established by the underlying fund portfolio for determining shareholders eligible to vote at the meeting of the underlying fund portfolio. AUSA Life will solicit voting instructions by sending you, or other persons entitled to vote, written requests for instructions prior to that meeting in accordance with procedures established by the underlying fund portfolio. Portfolio shares as to which no timely instructions are received and shares held by AUSA Life in which you, or other persons entitled to vote, have no beneficial interest will be voted in proportion to the voting instructions that are received with respect to all policies participating in the same subaccount.

Each person having a voting interest in a subaccount will receive proxy material, reports, and other materials relating to the appropriate portfolio.

                                 OTHER PRODUCTS

AUSA Life may make other variable annuity policies available that may also be funded through the separate account. These variable annuity policies may have different features, such as different investment options or charges.

                                CUSTODY OF ASSETS

AUSA Life holds the assets of each of the subaccounts. The assets of each of the subaccounts are segregated and held separate and apart from the assets of the other subaccounts and from AUSA Life's general account assets. AUSA Life maintains records of all purchases and redemptions of shares of the underlying fund portfolios held by each of the subaccounts. Additional protection for the assets of the separate account is afforded by AUSA Life's fidelity bond, presently in the amount of $5,000,000, covering the acts of officers and employees of AUSA Life.

                                  LEGAL MATTERS

Sutherland Asbill & Brennan LLP, of Washington D.C. has provided legal advice for AUSA Life relating to certain matters under the federal securities laws applicable to the issue and sale of the policies.

                              INDEPENDENT AUDITORS

The statutorybasis financial statements and schedules of AUSA Life as of December 31, 2001 and 2000, and for each of the three years in the period ended December 31, 2001, and the financial statements of subaccounts of the Separate Account VA BNY, which are available for investment by the AUSA Landmark Variable Annuity contract owners as of December 31, 2001, and for the periods indicated thereon, included in this SAI have been audited by Ernst & Young LLP, Independent Auditors, 801 Grand Avenue, Suite 3400, Des Moines, Iowa, 50309.

                                OTHER INFORMATION

A registration statement has been filed with the SEC, under the Securities Act of 1933 as amended, with respect to the policies discussed in this SAI. Not all of the information set forth in the Registration Statement, amendments and exhibits thereto has been included in the prospectus or this SAI. Statements contained in the prospectus and this SAI concerning the content of the policies and other legal instruments are intended to be summaries. For a complete statement of the terms of these documents, reference should be made to the instruments filed with the SEC.

                              FINANCIAL STATEMENTS

The values of the interest of owners in the separate account will be affected solely by the investment results of the selected subaccount(s). Financial statements of the subaccounts of the Separate Account VA BNY, which are available for investment by the AUSA Landmark Variable Annuity contract owners, are contained herein. The statutorybasis financial statements and schedules of AUSA Life, which are included in this SAI, should be considered only as bearing on the ability of AUSA Life to meet its obligations under the policies. They should not be considered as bearing on the investment performance of the assets held in the separate account.

Financial Statements - Statutory Basis

AUSA Life Insurance Company, Inc.
Years Ended December 31, 2001, 2000, and 1999

                       AUSA Life Insurance Company, Inc.

                    Financial Statements - Statutory Basis

                 Years Ended December 31, 2001, 2000, and 1999



                                    Contents

Report of Independent Auditors......................................   1

Audited Financial Statements

Balance Sheets - Statutory Basis....................................   3
Statements of Operations - Statutory Basis..........................   5
Statements of Changes in Capital and Surplus - Statutory Basis......   6
Statements of Cash Flow - Statutory Basis...........................   7
Notes to Financial Statements - Statutory Basis.....................   8

Statutory-Basis Financial Statement Schedules

Summary of Investments - Other Than Investments in Related Parties..  37
Supplementary Insurance Information.................................  38
Reinsurance.........................................................  39

                        Report of Independent Auditors

The Board of Directors
AUSA Life Insurance Company, Inc.

We have audited the accompanying statutory-basis balance sheets of AUSA Life Insurance Company, Inc. (an indirect wholly owned subsidiary of AEGON N.V.) as of December 31, 2001 and 2000, and the related statutory-basis statements of operations, changes in capital and surplus, and cash flow for each of the three years in the period ended December 31, 2001. Our audits also included the statutory-basis financial statement schedules required by Regulation S-X,
Article 7. These financial statements and schedules are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and schedules based on our audits. We did not audit the "Separate Account Assets" and "Separate Account Liabilities" included in the statutory-basis balance sheets of the Company. The Separate Account balance sheets were audited by other auditors whose reports have been furnished to us, and our opinion, insofar as it relates to the data included for the Separate Accounts, is based solely upon the reports of the other auditors.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits and the reports of other auditors provide a reasonable basis for our opinion.

As described in Note 1 to the financial statements, the Company presents its financial statements in conformity with accounting practices prescribed or permitted by the Department of Insurance of the State of New York, which practices differ from accounting principles generally accepted in the United States. The variances between such practices and accounting principles generally accepted in the United States also are described in Note 1. The effects on the financial statements of these variances are not reasonably determinable but are presumed to be material.

In our opinion, because of the effects of the matter described in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with accounting principles generally accepted in the United States, the financial position of AUSA Life Insurance Company, Inc. at December 31, 2001 and 2000, or the results of its operations or its cash flow for each of the three years in the period ended December 31, 2001.

However, in our opinion, based on our audits and the reports of other auditors, the financial statements referred to above present fairly, in all material respects, the financial position of AUSA Life Insurance Company, Inc. at December 31, 2001 and 2000, and the results of its operations and its cash flow for each of the three years in the period ended December 31, 2001, in conformity with accounting practices prescribed or permitted by the Department of Insurance of the State of New York. Also, in our opinion, the related financial statement schedules, when considered in relation to the basic statutory-basis financial statements taken as a whole, present fairly in all material respects the information set forth therein.

As discussed in Note 2 to the financial statements, in 2001 AUSA Life Insurance Company, Inc. changed various accounting policies to be in accordance with the revised NAIC Accounting Practices and Procedures Manual, as adopted by the Department of Insurance of the State of New York.

                                                           /s/ Ernst & Young LLP

Des Moines, Iowa
February 15, 2002

                       AUSA Life Insurance Company, Inc.

                       Balance Sheets - Statutory Basis
                 (Dollars in Thousands, Except per Share Data)

                                                                       December 31
                                                                  2001             2000
                                                              ---------------------------
Admitted assets
Cash and invested assets:
 Bonds                                                        $ 4,403,548     $ 3,965,483
 Stocks:
  Preferred                                                         4,207           6,789
  Common, at market (cost: $173,440 in 2001 and $128,329
   in 2000)                                                       177,659         129,090
 Mortgage loans on real estate                                    439,685         431,456
 Real estate, at cost less accumulated depreciation                 1,009               -
 Policy loans                                                      13,440           3,205
 Short-term notes receivable from affiliates                       71,300         134,200
 Cash and short-term investments                                  148,906          43,219
 Other invested assets                                             19,504           9,805
                                                              ---------------------------
Total cash and invested assets                                  5,279,258       4,723,247

Receivable from affiliates                                         30,858           4,782
Premiums deferred and uncollected                                  51,977           6,439
Accrued investment income                                          69,264          62,225
Federal income taxes recoverable                                        -           3,383
Goodwill                                                           12,852               -
Amounts recoverable related to reinsurance ceded                   37,331               3
Other assets                                                       12,470           2,906
Separate account assets                                         6,507,715       6,875,525



                                                              ---------------------------
Total admitted assets                                         $12,001,725     $11,678,510
                                                              ===========================

                                                                                  December 31
                                                                             2001             2000
                                                                        --------------------------------
Liabilities and capital and surplus
Liabilities:
   Aggregate reserves for policies and contracts:
     Life                                                               $       375,569  $       160,396
     Annuity                                                                  4,039,430        3,842,524
     Accident and health                                                         18,295           16,475
   Policy and contract claim reserves:
     Life                                                                        66,616            3,227
     Accident and health                                                         11,697            8,122
   Liability for deposit type contracts                                         127,921          119,274
   Other policyholders' funds                                                       659            1,121
   Transfers to separate accounts due or accrued                                 (6,767)          (5,468)
   Remittances and items not allocated                                          123,358           72,542
   Asset valuation reserve                                                       49,278           90,589
   Interest maintenance reserve                                                  20,112           10,788
   Funds held under coinsurance agreement                                       154,722                -
   Payable under assumption reinsurance agreement                                25,899           28,377
   Provision for experience rating refunds                                      (11,156)              27
   Other liabilities                                                             48,164           16,284
   Federal income taxes payable                                                  16,467                -
   Separate account liabilities                                               6,496,580        6,863,726
                                                                       ------------------------------------
Total liabilities                                                            11,556,844       11,228,004

Capital and surplus:
   Common stock, $125 par value, 20,000 shares authorized, issued,
     and outstanding: 2001 - 16,466 shares and 2000 - 20,000 shares               2,058            2,500
   Preferred stock, $10 par value, 44,175 shares authorized,
     issued and outstanding                                                         442                -
   Paid-in surplus                                                              319,180          319,180
   Special surplus funds                                                          2,282            2,169
   Unassigned surplus                                                           120,919          126,657
                                                                       ------------------------------------
Total capital and surplus                                                       444,881          450,506
                                                                       ------------------------------------
Total liabilities and capital and surplus                               $    12,001,725  $    11,678,510
                                                                       ====================================

See accompanying notes.

                       AUSA Life Insurance Company, Inc.

                  Statements of Operations - Statutory Basis
                            (Dollars in Thousands)

                                                                          Year Ended December 31
                                                                      2001          2000         1999
                                                                   ---------------------------------------
Revenue:
   Premiums and other considerations, net of reinsurance:
     Life                                                          $   143,732   $    43,850  $    48,276
     Annuity                                                         1,473,146     1,529,202    1,475,991
     Accident and health                                                42,687        30,541       29,748
   Net investment income                                               348,703       330,718      325,049
   Amortization of interest maintenance reserve                            686           544        4,078
   Commissions and expense allowances on reinsurance ceded              30,257           453          424
   Separate account fee income                                          53,318        58,734       51,872
   Other income                                                          2,105         1,755        5,531
                                                                   ----------------------------------------
                                                                     2,094,634     1,995,797    1,940,969
Benefits and expenses:
   Benefits paid or provided for:
     Life and accident and health benefits                             243,472        32,059       32,871
     Surrender benefits                                              1,456,121     1,631,618    1,937,450
     Other benefits                                                     38,826        25,993       21,747
     Increase (decrease) in aggregate reserves for
       policies and contracts:
         Life                                                         (100,418)       22,249       29,016
         Annuity                                                       188,999      (109,841)     (71,893)
         Accident and health                                             1,820            43           16
         Other                                                               -         2,362          778
     Increase (decrease) in liability for premium and
       other deposit type funds                                              -       128,146     (122,644)
                                                                   ----------------------------------------
                                                                     1,828,820     1,732,629    1,827,341
   Insurance expenses:
     Commissions                                                       113,754        48,590       50,265
     General insurance expenses                                         59,498        58,850       58,034
     Taxes, licenses and fees                                            1,922         1,771        1,836
     Net transfers to (from) separate accounts                           9,549        69,726      (79,470)
     Other                                                               7,828           (44)         (16)
                                                                   ----------------------------------------
                                                                       192,551       178,893       30,649
                                                                   ----------------------------------------
                                                                     2,021,371     1,911,522    1,857,990
                                                                   ----------------------------------------
Gain from operations before federal income tax expense                  73,263        84,275       82,979
   and net realized capital gains (losses) on investments
Federal income tax expense                                              40,532        20,713        7,976
                                                                   ----------------------------------------
Gain from operations before net realized capital gains
   (losses) on investments                                              32,731        63,562       75,003
Netrealized capital gains (losses) on investments (net of
   related federal income taxes and amounts transferred to
   interest maintenance reserve)                                       (74,452)        1,023       11,471
                                                                   ----------------------------------------
Net income (loss)                                                  $   (41,721)  $    64,585  $    86,474
                                                                   ========================================

See accompanying notes.

                       AUSA Life Insurance Company, Inc.

                     Statements of Changes in Capital and
                           Surplus - Statutory Basis
                            (Dollars in Thousands)

                                                                               Special    Unassigned      Total
                                        Common      Preferred     Paid-in      Surplus      Surplus    Capital and
                                        Stock         Stock       Surplus       Funds      (Deficit)     Surplus
                                      -----------------------------------------------------------------------------
Balance at January 1, 1999               $2,500      $    -       $319,180      $1,827     $ (20,261)    $303,246
   Net income                                 -           -              -         190        86,284       86,474
   Change in net unrealized capital
     gains/losses                             -           -              -           -        (2,666)      (2,666)
   Change in non-admitted assets              -           -              -           -         8,957        8,957
   Change in liability for
     reinsurance in unauthorized
     companies                                -           -              -           -          (394)        (394)
   Change in asset valuation reserve          -           -              -           -         1,080        1,080
   Net change in separate account
     surplus                                  -           -              -           -        (3,202)      (3,202)
                                        ----------------------------------------------------------------------------
Balance at December 31, 1999              2,500           -        319,180       2,017        69,798      393,495
   Net income                                 -           -              -         152        64,433       64,585
   Change in net unrealized capital
     gains/losses                             -           -              -           -          (540)        (540)
   Change in non-admitted assets              -           -              -           -           683          683
   Change in liability for
     reinsurance in unauthorized
     companies                                -           -              -           -           383          383
   Change in asset valuation reserve          -           -              -           -        (7,592)      (7,592)
   Net change in separate account
     surplus                                  -           -              -           -          (508)        (508)
                                        ----------------------------------------------------------------------------
Balance at December 31, 2000              2,500           -        319,180       2,169       126,657      450,506
   Cumulative effect of change in
     accounting principles                    -           -              -           -        (1,365)      (1,365)
   Net loss                                   -           -              -         113       (41,834)     (41,721)
   Change in net unrealized capital
     gains/losses                             -           -              -           -         2,450        2,450
   Change in non-admitted assets              -           -              -           -            (3)          (3)
   Change in liability for
     reinsurance in unauthorized
     companies                                -           -              -           -       (13,489)     (13,489)
   Change in asset valuation reserve          -           -              -           -        41,311       41,311
   Tax benefits on stock options
     exercised                                -           -              -           -           805          805
   Reinsurance transactions                   -           -              -           -         6,500        6,500
   Net change in separate account
     surplus                                  -           -              -           -          (113)        (113)
   Exchange of common stock for
     preferred stock                       (442)        442              -           -             -            -
                                        ----------------------------------------------------------------------------
Balance at December 31, 2001             $2,058      $  442       $319,180      $2,282     $ 120,919     $444,881
                                        ============================================================================

See accompanying notes.

                        AUSA Life Insurance Company, Inc.

                    Statements of Cash Flow - Statutory Basis
                             (Dollars in Thousands)


                                                                                   Year Ended December 31
                                                                            2001            2000            1999
                                                                       -------------------------------------------------
Operating activities
Premiums and other considerations received, net of
   reinsurance                                                          $  1,964,451   $   1,605,067   $   1,569,443
Net investment income received                                               342,428         318,749         343,327
Life and accident and health claims paid                                    (207,815)        (33,955)        (34,919)
Surrender benefits and other fund withdrawals paid                        (1,456,762)     (1,631,618)     (1,937,450)
Other benefits paid to policyholders                                         (39,568)        (25,942)        (21,733)
Commissions, other expenses and other taxes                                 (162,075)       (125,571)       (125,507)
Net transfers (to) from separate account                                      41,360         (13,323)        131,083
Federal income taxes paid                                                    (19,878)        (28,602)         (2,942)
Dividends paid to policyholders                                                  (52)              -               -
                                                                       -------------------------------------------------
Net cash provided by (used in) operating activities                          462,089          64,805         (78,698)

Investing activities
Proceeds from investments sold, matured or repaid:
   Bonds and preferred stocks                                              2,865,488       1,602,375       1,843,152
   Common stocks                                                             196,080               -          55,050
   Mortgage loans on real estate                                              50,218          76,779         144,620
   Real estate                                                                    22          19,110          46,449
   Other                                                                       6,791          31,740           3,847
                                                                       -------------------------------------------------
                                                                           3,118,599       1,730,004       2,093,118
Cost of investments acquired:
   Bonds and preferred stocks                                             (3,340,553)     (1,729,272)     (1,588,268)
   Common stocks                                                            (273,369)       (128,316)        (55,050)
   Mortgage loans on real estate                                             (60,134)        (56,253)       (178,473)
   Real estate                                                                (1,033)           (703)        (27,721)
   Policy loans, net                                                         (10,235)             71             (95)
   Other                                                                     (10,000)           (228)          7,731
                                                                       -------------------------------------------------
                                                                          (3,695,324)     (1,914,701)     (1,841,876)
                                                                       -------------------------------------------------
Net cash provided by (used in) investing activities                         (576,725)       (184,697)        251,242

Financing and miscellaneous activities
Other cash provided:
   Deposits on deposit type contract funds                                     4,077               -               -
   Other sources                                                             295,772          88,067          25,528
                                                                       -------------------------------------------------
Total other cash provided                                                    299,849          88,067          25,528

Other cash applied:
   Withdrawals on deposit type contract funds                                 (4,154)              -               -
   Other applications                                                        (75,372)         (6,346)       (177,747)
                                                                       -------------------------------------------------
Total other cash applied                                                     (79,526)         (6,346)       (177,747)
                                                                       -------------------------------------------------
Net cash provided by (used in) financing and
   miscellaneous activities                                                  220,323          81,721        (152,219)
                                                                       -------------------------------------------------
Increase (decrease) in cash and short-term investments                       105,687         (38,171)         20,325
Cash and short-term investments at beginning of year                          43,219          81,390          61,065
                                                                       -------------------------------------------------
Cash and short-term investments at end of year                          $    148,906   $      43,219   $      81,390
                                                                       =================================================

See accompanying notes.

                       AUSA Life Insurance Company, Inc.

                Notes to Financial Statements - Statutory Basis
                 (Dollars in Thousands, Except per Share Data)

                               December 31, 2001

1. Organization and Summary of Significant Accounting Policies

Organization

AUSA Life Insurance Company, Inc. (the Company) is a stock life insurance company and is a wholly owned subsidiary of First AUSA Life Insurance Company (First AUSA), an indirect wholly owned subsidiary of AEGON USA, Inc. (AEGON). Prior to 2001, the Company was 82% owned by First AUSA and 18% owned by Veterans Life Insurance Company, an indirect wholly owned subsidiary of AEGON. AEGON is an indirect wholly owned subsidiary of AEGON N.V., a holding company organized under the laws of The Netherlands. Effective September 24, 1993, First AUSA purchased from The Dreyfus Corporation (Dreyfus), its entire interest in Dreyfus Life Insurance Company and subsequently changed the name to AUSA Life Insurance Company, Inc. On December 31, 1993, the Company entered into an assumption reinsurance agreement with Mutual of New York (MONY) to transfer certain group pension business of MONY to the Company.

Nature of Business

The Company primarily sells fixed and variable annuities, group life coverages, and guaranteed interest contracts and funding agreements. The Company is licensed in 50 states and the District of Columbia. Sales of the Company's products are primarily through brokers.

Basis of Presentation

The preparation of financial statements of insurance companies requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes. Such estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed herein.

The accompanying financial statements have been prepared in conformity with accounting practices prescribed or permitted by the Department of Insurance of the State of New York, which practices differ from accounting principles generally accepted in the United States (GAAP). The more significant variances from GAAP are:

                       AUSA Life Insurance Company, Inc.

                 (Dollars in Thousands, Except per Share Data)

1. Organization and Summary of Significant Accounting Policies (continued)

   Investments: Investments in bonds and mandatory redeemable preferred stocks are reported at amortized cost or market value based on their National Association of Insurance Commissioners (NAIC) rating; for GAAP, such fixed maturity investments would be designated at purchase as held-to-maturity, trading, or available-for-sale. Held-to-maturity fixed investments would be reported at amortized cost, and the remaining fixed maturity investments would be reported at fair value with unrealized holding gains and losses reported in operations for those designated as trading and as a separate component of shareholder's equity for those designated as available-for-sale.

   All single class and multi-class mortgage-backed/asset-backed securities (e.g., CMOs) are adjusted for the effects of changes in prepayment assumptions on the related accretion of discount or amortization of premium of such securities using either the retrospective or prospective methods. If it is determined that a decline in fair value is other than temporary, the cost basis of the security is written down to the undiscounted estimated future cash flows. Prior to April 1, 2001 under GAAP, the Company accounted for the effects of changes in prepayment assumptions in the same manner. Effective April 1, 2001 for GAAP purposes, all securities, purchased or retained, that represent beneficial interests in securitized assets, other than high credit quality securities, are adjusted using the prospective method when there is a change in estimated future cash flows. If it is determined that a decline in fair value is other than temporary, the cost basis of the security is written down to fair value. If high credit quality securities are adjusted, the retrospective method is used.

   Investments in real estate are reported net of related obligations rather than on a gross basis. Changes between depreciated cost and admitted asset investment amounts are credited or charged directly to unassigned surplus rather than to income as would be required under GAAP.

   Valuation allowances, if necessary, are established for mortgage loans based on the difference between the net value of the collateral, determined as the fair value of the collateral less estimated costs to obtain and sell, and the recorded investment in the mortgage loan. Prior to January 1, 2001, valuation allowances were based on the difference between the unpaid loan balance and the estimated fair value of the underlying real estate. Under GAAP, such allowances are based on the present value of expected future cash flows discounted at the loan's effective interest rate or, if foreclosure is probable, on the estimated fair value of the collateral.

                       AUSA Life Insurance Company, Inc.

                 (Dollars in Thousands, Except per Share Data)

1. Organization and Summary of Significant Accounting Policies (continued)

   The initial valuation allowance and subsequent changes in the allowance for mortgage loans as a result of a temporary impairment are charged or credited directly to unassigned surplus, rather than being included as a component of earnings as would be required under GAAP.

   Valuation Reserves: Under a formula prescribed by the NAIC, the Company defers the portion of realized capital gains and losses on sales of fixed income investments, principally bonds and mortgage loans, attributable to changes in the general level of interest rates and amortizes those deferrals over the remaining period to maturity of the bond or mortgage loan. That net deferral is reported as the "interest maintenance reserve" (IMR) in the accompanying balance sheets. Realized capital gains and losses are reported in income net of federal income tax and transfers to the IMR. Under GAAP, realized capital gains and losses would be reported in the statement of operations on a pretax basis in the period that the assets giving rise to the gains or losses are sold.

   The "asset valuation reserve" (AVR) provides a valuation allowance for invested assets. The AVR is determined by an NAIC prescribed formula with changes reflected directly in unassigned surplus; AVR is not recognized for GAAP.

   Subsidiaries: The accounts and operations of the Company's subsidiaries are not consolidated with the accounts and operations of the Company as would be required under GAAP.

   Policy Acquisition Costs: The costs of acquiring and renewing business are expensed when incurred. Under GAAP, acquisition costs related to traditional life insurance and certain long-duration accident and health insurance, to the extent recoverable from future policy revenues, would be deferred and amortized over the premium-paying period of the related policies using assumptions consistent with those used in computing policy benefit reserves; for universal life insurance and investment products, to the extent recoverable from future gross profits, deferred policy acquisition costs are amortized generally in proportion to the present value of expected gross profits from surrender charges and investment, mortality, and expense margins.

   Nonadmitted Assets: Certain assets designated as "nonadmitted" are excluded from the accompanying balance sheets and are charged directly to unassigned surplus. Under GAAP, such assets are included in the balance sheets.

                       AUSA Life Insurance Company, Inc.

                 (Dollars in Thousands, Except per Share Data)

1. Organization and Summary of Significant Accounting Policies (continued)

   Universal Life and Annuity Policies: Subsequent to January 1, 2001, revenues for universal life and annuity policies with mortality or morbidity risk (including annuities with purchase rate guarantees) consist of the entire premium received and benefits incurred represent the total of death benefits paid and the change in policy reserves. Premiums received and benefits incurred for annuity policies without mortality or morbidity risk are recorded using deposit accounting, and recorded directly to an appropriate policy reserve account, without recognizing premium income or benefits paid. Interest on these policies is reflected in other benefits. Prior to January 1, 2001, all revenues for universal life and annuity policies consist of the entire premium received and benefits incurred represent the total of surrender and death benefits paid and the change in policy reserves. Under GAAP, for universal life, premiums received in excess of policy charges would not be recognized as premium revenue and benefits would represent the excess of benefits paid over the policy account value and interest credited to the account values. Under GAAP for all annuity policies without significant mortality risk, premiums received and benefits paid would be recorded directly to the reserve liability.

   Benefit Reserves: Certain policy reserves are calculated based on statutorily required interest and mortality assumptions rather than on estimated expected experience or actual account balances as would be required under GAAP.

   Reinsurance: A liability for reinsurance balances has been provided for unsecured policy reserves ceded to reinsurers not authorized to assume such business. Changes to those amounts are credited or charged directly to unassigned surplus. Under GAAP, an allowance for amounts deemed uncollectible would be established through a charge to earnings.

   Policy and contract liabilities ceded to reinsurers have been reported as reductions of the related reserves rather than as assets as would be required under GAAP.

   Commissions allowed by reinsurers on business ceded are reported as income when received rather than being deferred and amortized with deferred policy acquisition costs as required under GAAP.

                       AUSA Life Insurance Company, Inc.

                 (Dollars in Thousands, Except per Share Data)

1. Organization and Summary of Significant Accounting Policies (continued)

   Statements of Cash Flow: Cash, cash equivalents, and short-term investments in the statements of cash flow represent cash balances and investments with initial maturities of one year of less. Under GAAP, the corresponding caption of cash and cash equivalents include cash balances and investments with initial maturities of three months or less.

The effects of these variances have not been determined by the Company, but are presumed to be material.

The financial statements of the Company are presented on the basis of accounting practices prescribed or permitted by the New York Insurance Department.

The Department of Insurance of the State of New York has adopted certain prescribed accounting practices that differ from those found in the National Association of Insurance Commissioners' Accounting Practices and Procedures Manual (NAIC SAP). Specifically, deferred taxes are not recognized by the State of New York. The Commissioner of Insurance has the right to permit other specific practices that deviate from prescribed practices.

A reconciliation of the Company's net loss for the year ended December 31, 2001 and capital and surplus at December 31, 2001 between NAIC SAP and practices prescribed or permitted by the Department of Insurance of the State of New York is shown below:

   Net loss as presented herein                                    $  (41,721)
   State prescribed practices                                               -
   State permitted practices                                                -
                                                              -----------------
   Net loss, NAIC SAP                                              $  (41,721)
                                                              =================

   Statutory surplus as presented herein                           $  442,381
   State prescribed practices:
     Deferred taxes                                                     6,081
   State permitted practices                                                -
                                                              -----------------
   Statutory surplus, NAIC SAP                                     $  448,462
                                                              =================

                        AUSA Life Insurance Company, Inc.

                  (Dollars in Thousands, Except per Share Data)

1. Organization and Summary of Significant Accounting Policies (continued)

Investments

Investments in bonds (except those to which the Securities Valuation Office of the NAIC has ascribed a value), mortgage loans on real estate and short-term investments are reported at cost adjusted for amortization of premiums and accrual of discounts. Amortized costs for bonds and mortgage loans on real estate that were acquired through the 1993 reinsurance agreement described earlier were initially recorded at market value, consistent with the aforementioned agreement and as prescribed by the Department of Insurance of the State of New York. Amortization is computed using methods which result in a level yield over the expected life of the security. The Company reviews its prepayment assumptions on mortgage and other asset-backed securities at regular intervals and adjusts amortization rates retrospectively when such assumptions are changed due to experience and/or expected future patterns. Investments in preferred stocks in good standing are reported at cost. Investments in preferred stocks not in good standing are reported at the lower of cost or market. Common stocks are carried at market. Real estate is reported at cost less allowances for depreciation. Depreciation is computed principally by the straight-line method. Policy loans are reported at unpaid principal. Other invested assets consist principally of investments in various joint ventures and are recorded at equity in underlying net assets. Other "admitted assets" are valued, principally at cost, as required or permitted by New York Insurance Laws.

Realized capital gains and losses are determined on the basis of specific identification and are recorded net of related federal income taxes. The AVR is established by the Company to provide for potential losses in the event of default by issuers of certain invested assets. These amounts are determined using a formula prescribed by the NAIC and are reported as a liability. The formula for the AVR provides for a corresponding adjustment for realized gains and losses.

Under a formula prescribed by the NAIC, the Company defers, in the IMR, the portion of realized gains and losses on sales of fixed income investments, principally bonds and mortgage loans, attributable to changes in the general level of interest rates and amortizes those deferrals over the remaining period to maturity of the security.

                       AUSA Life Insurance Company, Inc.

                 (Dollars in Thousands, Except per Share Data)

1. Organization and Summary of Significant Accounting Policies (continued)

Interest income is recognized on an accrual basis. The Company does not accrue income on bonds in default, mortgage loans on real estate in default and/or foreclosure or which are delinquent more than twelve months, or real estate where rent is in arrears for more than three months. Further, income is not accrued when collection is uncertain. During 2001, 2000, and 1999, the Company excluded investment income due and accrued of $2,994, $718, and $261, respectively, with respect to such practices.

The Company uses interest rate swaps as part of its overall interest rate risk management strategy for certain life insurance and annuity products. The net interest effect of such swap transactions is reported as an adjustment of interest income from the hedged items as incurred.

Deferred income for unrealized gains and losses on the securities valued at market at the time of the assumption reinsurance agreement (described in Note 6) are returned to MONY at the time of realization pursuant to the agreement.

Premiums

Subsequent to January 1, 2001, revenues for policies with mortality or morbidity risk (including annuities with purchase rate guarantees) consist of the entire premium received and benefits incurred represent the total of surrender and death benefits paid and the change in policy reserves. These revenues are recognized when due. Premiums received and benefits paid for annuity policies without mortality or morbidity risk are recorded using deposit accounting, and recorded directly to an appropriate policy reserve account, without recognizing premium income or benefits paid. Prior to January 1, 2001, life, annuity, accident and health premiums were recognized as revenue when due.

Aggregate Policy Reserves

Life, annuity and accident and health benefit reserves are developed by actuarial methods and are determined based on published tables using statutorily specified interest rates and valuation methods that will provide, in the aggregate, reserves that are greater than or equal to the minimum required by law.

                       AUSA Life Insurance Company, Inc.

                 (Dollars in Thousands, Except per Share Data)

1. Organization and Summary of Significant Accounting Policies (continued)

Tabular interest, tabular less actual reserves released, and tabular cost have been determined by formula. On group annuity deposit funds not involving life contingencies, tabular interest has been determined by adjusting the interest credited to group annuity deposits. On other funds not involving life contingencies, tabular interest has been determined by formula.

The aggregate policy reserves for life insurance policies are based principally upon the 1941, 1958, and 1980 Commissioners' Standard Ordinary Mortality Tables. The reserves are calculated using interest rates ranging from 2.50 to 6.50 percent and are computed principally on the Net Level Premium Valuation and the Commissioners' Reserve Valuation Method. Reserves for universal life policies are based on account balances adjusted for the Commissioners' Reserve Valuation Method.

Deferred annuity reserves are calculated according to the Commissioners' Annuity Reserve Valuation Method including excess interest reserves to cover situations where the future interest guarantees plus the decrease in surrender charges are in excess of the maximum valuation rates of interest. Reserves for immediate annuities and supplementary contracts with life contingencies are equal to the present value of future payments assuming interest rates ranging from 3.50 to
8.50 percent and mortality rates, where appropriate, from a variety of tables.

Annuity reserves also include guaranteed investment contracts (GIC)s and funding agreements classified as life-type contracts as defined in Statement of Statutory Accounting Principles No. 50, Classifications and Definitions of Insurance or Managed Care Contracts In Force." These liabilities have annuitization options at guaranteed rates and consist of floating interest rate and fixed interest rate contracts. The contract reserves are carried at the greater of the account balance or the value as determined for an annuity with a cash settlement option, on a change in fund basis, according to the Commissioners' Annuity Reserve Valuation Method.

Accident and health policy reserves are equal to the greater of the gross unearned premiums or any required midterminal reserves plus net unearned premiums and the present value of amounts not yet due on both reported and unreported claims.

                       AUSA Life Insurance Company, Inc.

                 (Dollars in Thousands, Except per Share Data)

1. Organization and Summary of Significant Accounting Policies (continued)

Policy and Contract Claim Reserves

Claim reserves represent the estimated accrued liability for claims reported to the Company and claims incurred but not yet reported through the statement date. These reserves are estimated using either individual case-basis valuations or statistical analysis techniques. These estimates are subject to the effects of trends in claim severity and frequency. The estimates are continually reviewed and adjusted as necessary as experience develops or new information becomes available.

Liability for Deposit-Type Contracts

Deposit-type contracts do not incorporate risk from the death or disability of policyholders. These types of contracts may include GICs, funding agreements, and other annuity contracts. Deposits and withdrawals received on these contracts are recorded as a direct increase or decrease to the liability balance, and are not reflected as premiums, benefits, or changes in reserves in the statement of operations.

Separate Accounts

Assets held in trust for purchases of separate account contracts and the Company's corresponding obligation to the contract owners are shown separately in the balance sheets. Income and gains and losses with respect to these assets accrue to the benefit of the contract owners and, accordingly, the operations of the separate accounts are not included in the accompanying financial statements.

Certain separate account assets and liabilities reported in the accompanying financial statements contain contractual guarantees. Guaranteed separate accounts represent funds invested by the Company for the benefit of individual contract holders who are guaranteed certain returns as specified in the contracts. Separate account asset performance different than guaranteed requirements is either transferred to or received from the general account and reported in the statements of operations. Guaranteed separate account assets and liabilities are reported at estimated fair value except for certain government and fixed-rate separate accounts, which are carried at amortized cost. The assets and liabilities of the nonguaranteed separate accounts are carried at estimated fair value.

                       AUSA Life Insurance Company, Inc.

                 (Dollars in Thousands, Except per Share Data)


1. Organization and Summary of Significant Accounting Policies (continued)

Stock Option Plan

AEGON N.V. sponsors a stock option plan that includes eligible employees of the Company. Pursuant to the plan, the option price at the date of grant is equal to the market value of the stock. Under statutory accounting principles, the Company does not record any expense related to this plan. However, the Company is allowed to record a deduction in the consolidated tax return filed by the Company and certain affiliates. The tax benefit of this deduction has been credited directly to surplus.

Reclassifications

Certain reclassifications have been made to the 2000 and 1999 financial statements to conform to the 2001 presentation.

2. Accounting Changes

The Company prepares its statutory-basis financial statements in conformity with accounting practices prescribed or permitted by the State of New York. Effective January 1, 2001, the State of New York required that insurance companies domiciled in the State of New York prepare their statutory-basis financial statements in accordance with the NAIC Accounting Practices and Procedures Manual subject to any deviations prescribed or permitted by the State of New York insurance commissioner.

Accounting changes adopted to conform to the provisions of the NAIC Accounting Practices and Procedures Manual are reported as changes in accounting principles. The cumulative effect of changes in accounting principles is reported as an adjustment to unassigned surplus in the period of the change in accounting principle. The cumulative effect is the difference between the amount of capital and surplus at the beginning of the year and the amount of capital and surplus that would have been reported at that date if the new accounting principles had been applied retroactively for all prior periods. As a result of these changes, the Company reported a change in accounting principle, as an adjustment that decreased capital and surplus, of $1,365 as of January 1, 2001. This amount included the release of mortgage loan prepayment fees from IMR of $1,069 and the elimination of the cost of collection liability of $96 offset by the release of mortgage loan origination fees of $772 and bond writedowns of $1,758.

                       AUSA Life Insurance Company, Inc.

                 (Dollars in Thousands, Except per Share Data)

3. Capital Structure

During 2001, the Company exchanged 3,534 shares of its common stock with 44,175 shares of preferred stock. The par value of the preferred stock is $10 per share and is non-voting. The liquidation value is equal to par value plus the additional paid-in capital at the time of issuance. Holders of the preferred shares shall be entitled to a 6% non-cumulative dividend.

4. Fair Values of Financial Instruments

The following methods and assumptions were used by the Company in estimating its fair value disclosures for financial instruments:

   Cash and short-term investments: The carrying amounts reported in the statutory-basis balance sheet for these instruments approximate their fair values.

   Investment securities: Fair values for bonds (including redeemable preferred stocks) are based on quoted market prices, where available. For bonds not actively traded, fair values are estimated using values obtained from independent pricing services or, in the case of private placements, are estimated by discounting expected future cash flows using a current market rate applicable to the yield, credit quality, and maturity of the investments. The fair values for common and preferred stocks are based on quoted market prices.

   Mortgage loans on real estate and policy loans: The fair values for mortgage loans on real estate are estimated utilizing discounted cash flow analyses, using interest rates reflective of current market conditions and the risk characteristics of the loans. The fair value of policy loans is assumed to equal its carrying amount.

   Interest rate swaps: Estimated fair values of interest rate swaps are based upon the pricing differential for similar swap agreements.

   Short-term notes receivable from affiliates: The fair values for short-term notes receivable from affiliates are assumed to equal their carrying value.

   Separate account assets: The fair values of separate account assets are based on quoted market prices.

                       AUSA Life Insurance Company, Inc.

                 (Dollars in Thousands, Except per Share Data)


4. Fair Values of Financial Instruments (continued)

   Investment contracts: Fair values for the Company's liabilities under investment-type insurance contracts are estimated using discounted cash flow calculations, based on interest rates currently being offered for similar contracts with maturities consistent with those remaining for the contracts being valued.

   Separate account annuity liabilities: Separate account annuity liabilities approximate the market value of the separate account assets less a provision for the present value of future profits related to the underlying contracts.

Fair values for the Company's insurance contracts other than investment contracts (including separate account universal life liabilities) are not required to be disclosed. However, the fair values of liabilities under all insurance contracts are taken into consideration in the Company's overall management of interest rate risk, which minimizes exposure to changing interest rates through the matching of investment maturities with amounts due under insurance contracts.

The following sets forth a comparison of the fair values and carrying amounts of the Company's financial instruments:

                                                                     December 31
                                                          2001                         2000
                                                -------------------------    ------------------------
                                                 Carrying                      Carrying
                                                  Amount       Fair Value       Amount     Fair Value
                                                -------------------------    ------------------------
   Admitted assets
   Cash and short-term investments              $   148,906    $  148,906    $    43,219   $   43,219

   Bonds                                          4,403,548     4,471,576      3,965,483    3,964,478
   Preferred stocks                                   4,207         4,146          6,789        6,392
   Common stocks                                    177,659       177,659        129,090      129,090
   Mortgage loans on real estate                    439,685       467,958        431,456      445,913
   Policy loans                                      13,440        13,440          3,205        3,205
   Short-term notes receivable from
     affiliates                                      71,300        71,300        134,200      134,200
   Other invested assets - interest rate swap            34        10,633             60        4,542
   Separate account assets                        6,507,715     6,516,581      6,875,525    6,879,791

   Liabilities
   Investment contract liabilities                4,167,351     4,146,920      3,961,798    3,879,546
   Separate account annuity liabilities           6,372,829     6,363,288      6,809,171    6,787,863

                       AUSA Life Insurance Company, Inc.

                 (Dollars in Thousands, Except per Share Data)


5. Investments

The carrying amounts and estimated fair values of investments in bonds and preferred stocks were as follows:

                                                              Gross           Gross
                                               Carrying     Unrealized      Unrealized    Estimated
                                                Amount        Gains           Losses      Fair Value
                                              ------------------------------------------------------
   December 31, 2001
   Bonds:
     United States Government and agencies    $   99,676    $    2,593      $      389    $  101,880
     State, municipal and other government       132,683         4,504             377       136,810
     Public utilities                            376,928        10,765           3,403       384,290
     Industrial and miscellaneous              2,671,045        88,595          46,039     2,713,601
     Mortgage-backed and asset-backed
       securities                              1,123,216        24,414          12,635     1,134,995
                                              ------------------------------------------------------
                                               4,403,548       130,871          62,843     4,471,576
   Preferred stocks                                4,207             8              69         4,146
                                              ------------------------------------------------------
                                              $4,407,755    $  130,879      $   62,912    $4,475,722
                                              ======================================================

   December 31, 2000
   Bonds:
     United States Government and agencies    $   53,976    $    1,366      $      274    $   55,068
     State, municipal and other government        98,723         2,014             937        99,800
     Public utilities                            372,580         7,667           5,711       374,536
     Industrial and miscellaneous              2,121,814        33,703          50,617     2,104,900
     Mortgage-backed and asset-backed
       securities                              1,318,390        25,584          13,800     1,330,174
                                              ------------------------------------------------------
                                               3,965,483        70,334          71,339     3,964,478
   Preferred stocks                                6,789             -             397         6,392
                                              ------------------------------------------------------
                                              $3,972,272    $   70,334      $   71,736    $3,970,870
                                              ======================================================

                       AUSA Life Insurance Company, Inc.

                 (Dollars in Thousands, Except per Share Data)


5. Investments (continued)

The carrying amounts and estimated fair values of bonds at December 31, 2001, by contractual maturity, are shown below. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.


                                                     Carrying      Estimated
                                                      Amount       Fair Value
                                                     ------------------------

   Due in one year or less                           $  290,072    $  294,896
   Due after one year through five years              2,010,619     2,058,070
   Due after five years through ten years               683,054       681,013
   Due after ten years                                  296,587       302,602
                                                     ------------------------
                                                      3,280,332     3,336,581
   Mortgage-backed and asset-backed securities        1,123,216     1,134,995
                                                     ------------------------
                                                     $4,403,548    $4,471,576
                                                     ========================

A detail of net investment income is presented below:

                                                    Year Ended December 31
                                                2001        2000         1999
                                              ---------------------------------

   Interest on bonds and notes                $308,043     $291,370    $290,534
   Mortgage loans on real estate                35,193       35,501      34,863
   Real estate                                     194          709       7,176
   Dividends on common and preferred stocks        823            -           -
   Interest on policy loans                        746          189          49
   Derivative instruments                        4,864          550      (2,600)
   Other investment income                       7,640       11,268       9,139
                                              ---------------------------------
   Gross investment income                     357,503      339,587     339,161

   Less investment expenses                      8,800        8,869      14,112
                                              ---------------------------------
   Net investment income                      $348,703     $330,718    $325,049
                                              =================================

                        AUSA Life Insurance Company, Inc.

                  (Dollars in Thousands, Except per Share Data)


5. Investments (continued)

Proceeds from sales and maturities of bonds and related gross realized gains and losses were as follows:

                                                 Year Ended December 31
                                           2001          2000          1999
                                        --------------------------------------

   Proceeds                             $2,865,488    $1,602,375    $1,843,152
                                        ======================================

   Gross realized gains                 $   25,118    $    6,526    $   11,207
   Gross realized losses                   (58,306)      (28,546)      (22,545)
                                        --------------------------------------
   Net realized gains (losses)          $  (33,188)   $  (22,020)   $  (11,338)
                                        ======================================

Gross realized losses include $40,103 related to losses recognized on other than temporary declines in market values of bonds.

At December 31, 2001, investments with an aggregate carrying amount of $4,364 were on deposit with regulatory authorities or were restrictively held in bank custodial accounts for the benefit of such regulatory authorities as required by statute.

Realized investment gains (losses) and changes in unrealized gains (losses) for investments are summarized below:

                                                          Realized
                                               --------------------------------
                                                    Year Ended December 31
                                                  2001       2000       1999
                                               --------------------------------

   Bonds                                       $(33,188)   $(22,020)   $(11,338)
   Common stocks                                (34,553)          -           -
   Preferred stocks                                (207)          -           -
   Short-term investments                            (2)          -         373
   Mortgage loans on real estate                 (1,489)        209       1,161
   Real estate                                       (2)      1,690       2,463
   Other invested assets                           (726)        (81)      9,407
                                               --------------------------------
                                                (70,167)    (20,202)      2,066

   Federal income tax effect                      6,793       5,313       3,474
   Transfer (to) from interest maintenance
     reserve                                    (11,078)     15,912       5,931
                                               --------------------------------
   Net realized capital gains (losses) on
     investments                               $(74,452)   $  1,023    $ 11,471
                                               ================================

                        AUSA Life Insurance Company, Inc.

                  (Dollars in Thousands, Except per Share Data)


5. Investments (continued)

                                                      Changes in Unrealized
                                                  -----------------------------
                                                      Year Ended December 31
                                                    2001       2000       1999
                                                  -----------------------------

   Debt securities                                $  (418)   $(1,302)   $(2,065)
   Common stock                                     3,458        773          -
   Mortgage loans on real estate                     (288)       (11)      (560)
   Other invested assets                             (302)         -          -
   Derivative instruments                               -          -        (41)
                                                  -----------------------------
   Change in net unrealized capital gains/losses
                                                  $ 2,450    $  (540)   $(2,666)
                                                  =============================

Gross unrealized gains (losses) in common stocks were as follows:

                                                                 December 31
                                                               2001       2000
                                                             ------------------

   Unrealized gains                                          $12,812    $ 3,632
   Unrealized losses                                          (8,593)    (2,871)
                                                             ------------------
   Net unrealized gains                                      $ 4,219    $   761
                                                             ==================

During 2001, the Company issued mortgage loans with interest rates ranging from 6.4% to 8.5%. The maximum percentage of any one loan to the value of the underlying real estate at origination was 78%. The Company requires all mortgage loans to carry fire insurance equal to the value of the underlying property. As of December 31, 2001, the Company had mortgage loans with a carrying value of $824 with interest more than 180 days overdue. Total interest overdue on the loans was $63.

During 2001, 2000, and 1999, there were $-0-, $-0-, and $17,959, respectively, in foreclosed mortgage loans that were transferred to real estate. At December 31, 2001 and 2000, the Company held a mortgage loan loss reserve in the AVR of $31,221 and $34,607, respectively. The mortgage loan portfolio is diversified by geographic region and specific collateral property type as follows:

                        AUSA Life Insurance Company, Inc.

                  (Dollars in Thousands, Except per Share Data)


5. Investments (continued)

          Geographic Distribution                 Property Type Distribution
   -------------------------------------     -----------------------------------
                           December 31                             December 31
                          2001     2000                          2001      2000
                         ---------------                        ----------------

   South Atlantic           31%      31%     Office                35%       35%
   E. North Central         16       12      Retail                22        21
   Pacific                  13       15      Industrial            22        20
   Mid-Atlantic             11       12      Medical                7        10
   Mountain                 10       11      Agricultural           7         8
   W. South Central         10       10      Apartment              4         5
   New England               4        3      Other                  3         1
   W. North Central          3        3
   E. South Central          2        3

The Company utilizes interest rate swap agreements as part of its efforts to hedge and manage fluctuations in the market value of its investment portfolio attributable to changes in general interest rate levels and to manage duration mismatch of assets and liabilities. The contract or notional amounts of those instruments reflect the extent of involvement in the various types of financial instruments.

The Company's exposure to credit risk is the risk of loss from a counterparty failing to perform according to the terms of the contract. That exposure includes settlement risk (i.e., the risk that the counterparty defaults after the Company has delivered funds or securities under terms of the contract) that would result in an accounting loss and replacement cost risk (i.e., the cost to replace the contract at current market rates should the counterparty default prior to settlement date). Credit loss exposure resulting from nonperformance by a counterparty for commitments to extend credit is represented by the contractual amounts of the instruments.

                        AUSA Life Insurance Company, Inc.

                  (Dollars in Thousands, Except per Share Data)

5. Investments (continued)

At December 31, 2001 and 2000, the Company's outstanding financial instruments with on and off-balance sheet risks, shown in notional amounts, are summarized as follows:

                                                               Notional Amount
                                                             -------------------
                                                                 December 31
                                                               2001       2000
                                                             -------------------
   Derivative securities:
     Interest rate swaps:
       Receive fixed - pay floating                          $224,700   $212,188
       Receive floating- pay fixed                             61,090     55,000

6. Reinsurance

The Company reinsures portions of risk on certain insurance policies which exceed its established limits, thereby providing a greater diversification of risk and minimizing exposure on larger risks. The Company remains contingently liable with respect to any insurance ceded, and this would become an actual liability in the event that the assuming insurance company became unable to meet its obligation under the reinsurance treaty.

Premiums earned reflect the following reinsurance assumed and ceded amounts for the year ended December 31:

                                                  Year Ended December 31
                                              2001         2000        1999
                                           ------------------------------------

   Direct premiums                         $1,544,041   $1,601,477   $1,548,392
   Reinsurance assumed                        467,764        4,504        8,301
   Reinsurance ceded                         (352,240)      (2,388)      (2,678)
                                           ------------------------------------
   Net premiums earned                     $1,659,565   $1,603,593   $1,554,015
                                           ====================================

The Company received reinsurance recoveries in the amounts of $39,901, $2,900, and $2,983 during 2001, 2000, and 1999, respectively. The aggregate reserves for policies and contracts were reduced for reserve credits for reinsurance ceded at December 31, 2001 and 2000 of $467,111 and $91,388, respectively.

                        AUSA Life Insurance Company, Inc.

                  (Dollars in Thousands, Except per Share Data)


6. Reinsurance (continued)

On December 31, 1993, the Company and MONY entered into an assumption reinsurance agreement whereby all of the general account liabilities were novated to the Company from MONY as state approvals were received. In accordance with the agreement, MONY will receive payments relating to the performance of the assets and liabilities that existed at the date of closing for a period of nine years. These payments will be reduced for certain administrative expenses as defined in the agreement. The Company will recognize operating gains and losses on renewal premiums received after December 31, 1993 of the business in-force at December 31, 1993, and on all new business written after that date. At the end of nine years from the date of closing, the Company will purchase from MONY the remaining transferred business inforce based upon a formula described in the agreement. At December 31, 2001 and 2000, the Company owed MONY $25,899 and $28,377, respectively, which represents the amount earned by MONY under the gain sharing calculation and certain fees for investment management services for the respective years. In connection with the transaction, MONY purchased $150,000 and $50,000 in Series A and Series B notes, respectively, of AEGON. The proceeds were used to enhance the surplus of the Company. Both the Series A and Series B notes bear a market rate of interest and mature nine years from the date of closing.

AEGON provides general and administrative services for the transferred business under a related agreement with MONY. The agreement specifies prescribed rates for expenses to administer the business up to certain levels. In addition, AEGON also provides investment management services on the assets underlying the new business written by the Company while MONY continues to provide investment management services for assets supporting the remaining policy liabilities which were transferred at December 31, 1993.

During 2001, the Company assumed certain traditional life insurance contracts from Transamerica Occidental Life Insurance Company, an affiliate. The Company recorded goodwill of $14,280 related to this transaction. The related amortization for 2001 was $1,428.

During 2001, the Company entered into an indemnity reinsurance agreement on an inforce block of business with an unaffiliated company. The net of tax impact of $6,500 related to this transaction has been recorded directly to unassigned surplus.

                        AUSA Life Insurance Company, Inc.

                  (Dollars in Thousands, Except per Share Data)


7. Income Taxes

For federal income tax purposes, the Company joins in a consolidated income tax return filing with certain affiliated companies. Under the terms of a tax-sharing agreement between the Company and its affiliates, the Company computes federal income tax expense as if it were filing a separate income tax return, except that tax credits and net operating loss carryforwards are determined on the basis of the consolidated group. Additionally, the alternative minimum tax is computed for the consolidated group and the resulting tax, if any, is allocated back to the separate companies on the basis of the separate companies' alternative minimum taxable income.

Federal income tax expense differs from the amount computed by applying the statutory federal income tax rate to gain from operations before federal income tax expense and net realized capital gains/losses on investments for the following reasons:

                                                       Year Ended December 31
                                                      2001      2000      1999
                                                   ----------------------------
   Income tax expense computed at the federal
     statutory rate (35%)                           $25,642   $29,496  $ 29,043
   Deferred acquisition costs - tax basis               758       554       864
   Depreciation                                           9        25       (11)
   Dividends received deduction                      (4,579)   (3,294)   (3,152)
   Investment income items                           (3,020)   (2,688)   (2,110)
   Net operating loss carryforward                        -         -   (11,389)
   Prior year under (over) accrual                    3,456    (1,707)     (609)
   Reinsurance transactions                           2,275         -         -
   Tax reserve valuation                             16,281      (189)     (794)
   All other adjustments                               (290)   (1,484)   (3,866)
                                                   ----------------------------
   Federal income tax expense                       $40,532   $20,713  $  7,976
                                                   ============================

Federal income tax expense differs from the amount computed by applying the statutory federal income tax rate to net realized capital gains (losses) on investments due to the agreement between MONY and the Company, as discussed in
Note 5 to the financial statements. In accordance with this agreement, these gains and losses are included in the net payments MONY will receive relating to the performance of the assets that existed at the date of closing. Accordingly, income taxes relating to gains and losses on such assets are not provided on the income tax return filed by the Company.

                        AUSA Life Insurance Company, Inc.

                  (Dollars in Thousands, Except per Share Data)


7. Income Taxes (continued)

Prior to 1984, as provided for under the Life Insurance Company Tax Act of 1959, a portion of statutory income was not subject to current taxation but was accumulated for income tax purposes in a memorandum account referred to as the policyholders' surplus account. No federal income taxes have been provided for in the financial statements on income deferred in the policyholders' surplus account ($2,427 at December 31, 2001). To the extent dividends are paid from the amount accumulated in the policyholders' surplus account, net earnings would be reduced by the amount of tax required to be paid. Should the entire amount in the policyholders' surplus account become taxable, the tax thereon computed at current rates would amount to approximately $849.

The Company utilized a net operating loss carryforward of $32,539 in the 1999 consolidated tax return.

The Company's federal income tax returns have been examined by the Internal Revenue Service and the statute is closed through 1995. An examination of 1996 and 1997 is currently in process.

                        AUSA Life Insurance Company, Inc.

                  (Dollars in Thousands, Except per Share Data)


8. Policy and Contract Attributes

A portion of the Company's policy reserves and other policyholders' funds relate to liabilities established on a variety of the Company's annuity and deposit fund products. There may be certain restrictions placed upon the amount of funds that can be withdrawn without penalty. The amount of reserves on these products, by withdrawal characteristics, are summarized as follows:

                                                                        December 31
                                                              2001                         2000
                                                     -----------------------       ------------------------
                                                                  Percent of                     Percent of
                                                        Amount      Total             Amount       Total
                                                     -----------------------       ------------------------
   Subject to discretionary withdrawal with
     market value adjustment                         $ 1,189,014      11%          $ 1,001,674        9%
   Subject to discretionary withdrawal at book
     value less surrender charge                       1,053,472      10             1,021,799       10
   Subject to discretionary withdrawal at market
     value                                             3,868,695      37             4,248,191       39
   Subject to discretionary withdrawal at book
     value (minimal or no charges or adjustments)      2,171,750      20             2,166,625       20
   Not subject to discretionary withdrawal             2,338,240      22             2,427,496       22
                                                     ----------------------        ------------------------
                                                      10,621,171     100%           10,865,785      100%
                                                                   ========                       =========
   Less reinsurance ceded                                 77,057                        90,006
                                                     -----------                   -----------
   Total policy reserves on annuities and
     deposit fund liabilities                        $10,544,114                   $10,775,779
                                                     ===========                   ===========

Separate account assets held by the Company represent contracts where the benefit is determined by the performance of the investments held in the separate account. Information regarding the separate accounts of the Company as of and for the years ended December 31, 2001, 2000 and 1999 is as follows:

                                                     Guaranteed    Non-guaranteed
                                                      Separate         Separate
                                                       Account         Account          Total
                                                     -------------------------------------------
   Premiums, deposits and other considerations for
     the year ended December 31, 2001                $  142,549       $  912,082      $1,054,631
                                                     ===========================================

   Reserves at December 31, 2001 for separate
     accounts with assets at:
     Fair value                                      $2,075,015       $3,698,038      $5,773,053
     Amortized cost                                     603,563                -         603,563
                                                     -------------------------------------------
   Total                                             $2,678,578       $3,698,038      $6,376,616
                                                     ===========================================

                       AUSA Life Insurance Company, Inc.

                 (Dollars in Thousands, Except per Share Data)

8. Policy and Contract Attributes (continued)

                                                         Guaranteed      Non-guaranteed
                                                          Separate          Separate
                                                          Account           Account           Total
                                                       -------------------------------------------------
   Premiums, deposits and other considerations for
     the year ended December 31, 2000                   $    107,736       $   946,851       $1,054,587
                                                       =================================================

   Reserves at December 31, 2000 for separate
     accounts with assets at:
     Fair value                                         $  2,128,266       $ 4,123,157       $6,251,423
     Amortized cost                                          561,167                 -          561,167
                                                       -------------------------------------------------
   Total                                                $  2,689,433       $ 4,123,157       $6,812,590
                                                       =================================================

   Premiums, deposits and other considerations for
     the year ended December 31, 1999                   $    205,834       $ 1,002,770       $1,208,604
                                                       =================================================

   Reserves at December 31, 1999 for separate
     accounts with assets at:
     Fair value                                         $  1,925,973       $ 4,310,332       $6,236,305
     Amortized cost                                          562,682                 -          562,682
                                                       -------------------------------------------------
   Total                                                $  2,488,655       $ 4,310,332       $6,798,987
                                                       =================================================

There may be certain restrictions placed upon the amount of funds that can be withdrawn without penalty. The amount of separate account liabilities on these products, by withdrawal characteristics, is summarized as follows:

                                                              Guaranteed     Non-guaranteed
                                                               Separate         Separate
                                                               Account          Account         Total
                                                            ----------------------------------------------
   December 31, 2001
   Subject to discretionary withdrawal with market value
     adjustment                                              $    394,054    $         -     $    394,054
   Subject to discretionary withdrawal at book value
     less surrender charge                                        209,509              -          209,509
   Subject to discretionary withdrawal at market value            176,291      3,698,038        3,874,329
   Not subject to discretionary withdrawal                      1,898,724              -        1,898,724
                                                            ----------------------------------------------
                                                             $  2,678,578    $ 3,698,038     $  6,376,616
                                                            ==============================================

                       AUSA Life Insurance Company, Inc.

                 (Dollars in Thousands, Except per Share Data)

8. Policy and Contract Attributes (continued)

                                                             Guaranteed    Non-guaranteed
                                                              Separate        Separate
                                                              Account         Account          Total
                                                            ---------------------------------------------
   December 31, 2000
   Subject to discretionary withdrawal with market value
     adjustment                                              $    351,352    $         -     $    351,352
   Subject to discretionary withdrawal at book value
     less surrender charge                                        209,815              -          209,815
   Subject to discretionary withdrawal at market value            128,454      4,123,157        4,251,611
   Not subject to discretionary withdrawal                      1,999,812              -        1,999,812
                                                             --------------------------------------------
                                                             $  2,689,433    $ 4,123,157     $  6,812,590
                                                             ============================================

A reconciliation of the amounts transferred to and from the separate accounts is presented below:

                                                                       Year Ended December 31
                                                                2001            2000            1999
                                                             --------------------------------------------
   Transfers as reported in the summary of operations of
     the separate accounts annual statement:
       Transfers to separate accounts                        $ 1,054,653      $1,046,503      $ 1,207,636
       Transfers from separate accounts                       (1,042,802)       (978,630)      (1,290,346)
                                                            ---------------------------------------------
   Net transfers to (from) separate accounts                      11,851          67,873          (82,710)

   Other adjustments                                              (2,302)          1,853            3,240
                                                            ---------------------------------------------
   Net transfers as set forth herein                         $     9,549      $   69,726      $   (79,470)
                                                            =============================================

Reserves on the Company's traditional life products are computed using mean reserving methodologies. These methodologies result in the establishment of assets for the amount of the net valuation premiums that are anticipated to be received between the policy's paid-through date to the policy's next anniversary date. At December 31, 2001 and 2000, these assets (which are reported as premiums deferred and uncollected) and the amounts of the related gross premiums and loading, are as follows:

                       AUSA Life Insurance Company, Inc.

                 (Dollars in Thousands, Except per Share Data)

8. Policy and Contract Attributes (continued)


                                                               Gross           Loading          Net
                                                            --------------------------------------------
   December 31, 2001
   Life and annuity:
     Ordinary direct first year business                     $    7,909       $    608       $    7,301
     Ordinary direct renewal business                            60,208          1,036           59,172
     Group life direct business                                     769            297              472
     Credit life                                                    104              -              104
     Reinsurance ceded                                           (8,342)             -           (8,342)
                                                            --------------------------------------------
                                                                 60,648          1,941           58,707
   Accident and health:
     Direct                                                      29,461              -           29,461
     Reinsurance ceded                                          (36,191)             -          (36,191)
                                                            --------------------------------------------
   Total accident and health                                     (6,730)             -           (6,730)
                                                            --------------------------------------------
                                                             $   53,918       $  1,941       $   51,977
                                                            ============================================
   December 31, 2000
   Life and annuity:
     Ordinary direct first year business                     $      514       $    375       $      139
     Ordinary direct renewal business                             6,266          1,037            5,229
     Group life direct business                                     891            362              529
     Credit life                                                     84              -               84
     Reinsurance ceded                                              (15)             -              (15)
                                                            --------------------------------------------
                                                                  7,740          1,774            5,966
   Accident and health:
     Direct                                                         534              -              534
     Reinsurance ceded                                              (61)             -              (61)
                                                            --------------------------------------------
   Total accident and health                                        473              -              473
                                                            --------------------------------------------
                                                             $    8,213       $  1,774       $    6,439
                                                            ============================================

At December 31, 2001 and 2000, the Company had insurance in force aggregating $20,743,481 and $387,310, respectively, in which the gross premiums are less than the net premiums required by the valuation standards established by the Department of Insurance of the State of New York. The Company established policy reserves of $16,692 and $1,175 to cover these deficiencies at December 31, 2001 and 2000, respectively.

                       AUSA Life Insurance Company, Inc.

                 (Dollars in Thousands, Except per Share Data)

9.  Capital and Surplus

Life/health insurance companies are subject to certain Risk-Based Capital (RBC) requirements as specified by the NAIC. Under those requirements, the amount of capital and surplus maintained by a life/health insurance company is to be determined based on the various risk factors related to it. At December 31, 2001, the Company meets the RBC requirements.

The Company is subject to certain limitations relative to statutory surplus, imposed by the State of New York, on the payment of dividends to its parent company. Subject to availability of unassigned surplus at the time of such dividend, the maximum payment which may be made in 2001, without the prior approval of insurance regulatory authorities is $44,238.

10. Securities Lending

The Company may lend securities to approved brokers and other parties to earn additional income. The Company receives collateral against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of loaned securities is determined at the close of business and any additional required collateral is delivered to the Company on the next business day. Although risk is mitigated by collateral, the account could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them. At December 31, 2001 and 2000, the value of securities loaned amounted to $181,782 and $95,382, respectively.

11. Retirement and Compensation Plans

The Company's employees participate in a qualified benefit pension plan sponsored by AEGON. The Company has no legal obligation for the plan. The Company recognizes pension expense equal to its allocation from AEGON. The pension expense is allocated among the participating companies based on the SFAS 87 expense as a percent of salaries. The benefits are based on years of service and the employee's compensation during the highest five consecutive years of employment. The Company's allocation of pension expense for each of the years ended December 31, 2001, 2000, and 1999 was negligible. The plan is subject to the reporting and disclosure requirements of the Employee Retirement Income Security Act of 1974.

                       AUSA Life Insurance Company, Inc.

                 (Dollars in Thousands, Except per Share Data)

11. Retirement and Compensation Plans (continued)

The Company's employees also participate in a contributory defined contribution plan sponsored by AEGON which is qualified under Section 401(k) of the Internal Revenue Service Code. Employees of the Company who customarily work at least 1,000 hours during each calendar year and meet the other eligibility requirements are participants of the plan. Participants may elect to contribute up to fifteen percent of their salary to the plan. The Company will match an amount up to three percent of the participant's salary.

Participants may direct all of their contributions and plan balances to be invested in a variety of investment options. The plan is subject to the reporting and disclosure requirements of the Employee Retirement Income Security Act of 1974. The Company was allocated $-0-, $8, and $10 of expense for the years ended December 31, 2001, 2000, and 1999, respectively.

In addition to pension benefits, the Company participates in plans sponsored by AEGON that provide postretirement medical, dental and life insurance benefits to employees meeting certain eligibility requirements. Portions of the medical and dental plans are contributory. The expenses of the postretirement plans calculated on the pay-as-you-go basis are charged to affiliates in accordance with an intercompany cost sharing arrangement. The Company's allocation of postretirement expenses was negligible for each of the years ended December 31, 2001, 2000, and 1999.

12. Related Party Transactions

In accordance with an agreement between AEGON and the Company, AEGON will ensure the maintenance of certain minimum tangible net worth, operating leverage and liquidity levels of the Company, as defined in the agreement, through the contribution of additional capital by the Company's parent as needed.

The Company shares certain officers, employees and general expenses with affiliated companies.

The Company receives data processing, investment advisory and management, marketing and administration services from certain affiliates. During 2001, 2000, and 1999, the Company paid $6,725, $6,095, and $6,940, respectively, for these services, which approximates their costs to the affiliates.

                       AUSA Life Insurance Company, Inc.

                 (Dollars in Thousands, Except per Share Data)

12. Related Party Transactions (continued)

Payable to affiliates and intercompany borrowings bear interest at the thirty-day commercial paper rate. During 2001, 2000, and 1999, the Company paid net interest of $335, $510, and $485, respectively, to affiliates.

13. Commitments and Contingencies

The Company has issued Trust (synthetic) GIC contracts to plan sponsors totaling $546,598 and $233,347 at December 31, 2001 and 2000, respectively, pursuant to terms under which the plan sponsor retains ownership of the assets related to these contracts. The Company guarantees benefit responsiveness in the event that plan benefit requests and other contractual commitments exceed plan cash flows. The plan sponsor agrees to reimburse the Company for such benefit payments with interest, either at a fixed or floating rate, from future plan and asset cash flows. In return for this guarantee, the Company receives a premium which varies based on such elements as benefit responsive exposure and contract size. The Company underwrites the plans for the possibility of having to make benefit payments and also must agree to the investment guidelines to ensure appropriate credit quality and cash flow matching. Funding requirements to date have been minimal and management does not anticipate any future material funding requirements that would have a material effect on reported financial results. The assets relating to such contracts are not recognized in the Company's statutory-basis financial statements. A contract reserve has been established for the possibility of unexpected benefit payments at below market interest rates.

The Company may pledge assets as collateral for transactions involving funding agreements and reverse repurchase agreements. At December 31, 2001, the Company has pledged invested assets with a carrying value and market value of $65,099 and $65,319, respectively, in conjunction with these transactions.

The Company is a party to legal proceedings incidental to its business. Although such litigation sometimes includes substantial demands for compensatory and punitive damages, in addition to contract liability, it is management's opinion that damages arising from such demands will not be material to the Company's financial position.

                       AUSA Life Insurance Company, Inc.

                 (Dollars in Thousands, Except per Share Data)


13. Commitments and Contingencies (continued)

The Company is subject to insurance guaranty laws in the states in which it writes business. These laws provide for assessments against insurance companies for the benefit of policyholders and claimants in the event of insolvency of other insurance companies. In accordance with the purchase agreement, assessments related to periods prior to the purchase of the Company will be paid by Dreyfus and assessments attributable to business reinsured from MONY for premiums received prior to the date of the transaction will be paid by MONY (see
Note 1). The Company will be responsible for assessments, if any, attributable to premium income after the date of purchase. Assessments are charged to operations when received by the Company except where right of offset against other taxes paid is allowed by law; amounts available for future offsets are recorded as an asset on the Company's balance sheet. Potential future obligations for unknown insolvencies are not determinable by the Company and are not required to be accrued for financial reporting purposes. The future obligation has been based on the most recent information available from the National Organization of Life and Health Insurance Guaranty Associations. The guaranty fund expense (credit) was $(415), $48, and $46 for the years ended December 31, 2001, 2000, and 1999, respectively.

14. Managing General Agents

For the year ended December 31, 2001 and 2000, the Company had $32,773 and $44,100, respectively, of direct premiums written by managing general agents.

                           Statutory-Basis Financial
                              Statement Schedules

                       AUSA Life Insurance Company, Inc.

                      Summary of Investments - Other Than
                        Investments in Related Parties
                            (Dollars in Thousands)

                               December 31, 2001

SCHEDULE I

                                                                                            Amount at
                                                                                           Which Shown
                                                                                          in the Balance
Type of Investment                                        Cost (1)        Fair Value          Sheet
---------------------------------------------------------------------------------------------------------
Fixed maturities
Bonds:
   United States Government and government agencies
     and authorities                                     $    99,928      $   102,149       $    99,928
   States, municipalities and political subdivisions         334,896          338,623           334,896
   Foreign governments                                        89,661           92,584            89,661
   Public utilities                                          376,928          384,290           376,928
   All other corporate bonds                               3,502,135        3,553,930         3,502,135
Preferred stock                                                4,207            4,146             4,207
                                                         ------------------------------------------------
Total fixed maturities                                     4,407,755        4,475,722         4,407,755

Equity securities
Common stocks:
   Industrial, miscellaneous and all other                   181,282          177,659           177,659
                                                         ------------------------------------------------
Total equity securities                                      181,282          177,659           177,659

Mortgage loans on real estate                                439,685                            439,685
Real estate                                                    1,009                              1,009
Policy loans                                                  13,440                             13,440
Other invested assets                                         19,504                             19,504
Cash and short-term investments                              148,906                            148,906
                                                         -------------                      -------------
Total investments                                        $ 5,211,581                        $ 5,207,958
                                                         =============                      =============

(1) Original cost of equity securities and, as to fixed maturities, original cost reduced by repayments and adjusted for amortization of premiums or accrual of discounts.

                       AUSA Life Insurance Company, Inc.

                      Supplementary Insurance Information
                            (Dollars in Thousands)

SCHEDULE III

                                                                                                       Benefits, Claims
                             Future Policy                 Policy and                        Net          Losses and        Other
                             Benefits and     Unearned      Contract         Premium      Investment      Settlement      Operating
                               Expenses       Premiums     Liabilities       Revenue       Income*         Expenses       Expenses
                           ---------------------------------------------------------------------------------------------------------
Year ended
   December 31, 2001
Individual life                $   372,398    $      -      $  66,191      $    140,874    $  31,879      $   114,650     $   71,775
Individual health                   10,109       3,445          1,316            16,925        1,130           12,769          4,723
Group life and health                6,566       1,346         10,806            28,620          575           22,970         13,959
Annuity                          4,039,430           -              -         1,473,146      315,119        1,678,431         92,545
                           ---------------------------------------------------------------------------------------------------------
                               $ 4,428,503    $  4,791      $  78,313      $  1,659,565    $ 348,703      $ 1,828,820     $  183,002
                           =========================================================================================================

Year ended
   December 31, 2000
Individual life                $   157,018    $      -      $   2,760      $     40,543    $  18,001      $    30,331     $    7,926
Individual health                   10,295       3,540          4,179            17,032        1,378           10,534          5,268
Group life and health                5,090         928          4,405            16,818          796           12,352          4,241
Annuity                            686,560           -              5         1,529,200      310,543        1,679,412         91,732
                           ---------------------------------------------------------------------------------------------------------
                               $   858,963    $  4,468      $  11,349      $  1,603,593    $ 330,718      $ 1,732,629     $  109,167
                           =========================================================================================================

Year ended
   December 31, 1999
Individual life                $   134,505    $      -      $   4,137      $     44,556    $  18,835      $    42,058     $    4,616
Individual health                   10,504       3,245          4,721            18,313        1,178           10,135          5,444
Group life and health                5,574         751          4,331            15,155          631           10,921          3,732
Annuity                            796,401           -              5         1,475,991      304,405        1,764,227         96,327
                           ---------------------------------------------------------------------------------------------------------
                               $   946,984    $  3,996      $  13,194      $  1,554,015    $ 325,049      $ 1,827,341     $  110,119
                           =========================================================================================================

*Allocations of net investment income and other operating expenses are based on a number of assumptions and estimates, and the results would change if different methods were applied.

                       AUSA Life Insurance Company, Inc.

                                  Reinsurance
                            (Dollars in Thousands)

SCHEDULE IV

                                                                                                      Percentage
                                                            Ceded to      Assumed                     of Amount
                                              Gross          Other       From Other         Net        Assumed
                                              Amount       Companies     Companies        Amount        to Net
                                        ----------------------------------------------------------------------------
Year ended December 31, 2001
Life insurance in force                     $2,646,826    $130,478,557  $196,232,341    $68,400,610      286.9%
                                        ============================================================================

Premiums:
   Individual life                          $   37,338    $    298,368  $    401,904    $   140,874      285.3%
   Individual health                            16,624             196           497         16,925        2.9
   Group life and health                        18,304          53,202        63,518         28,620      221.9
   Annuity                                   1,471,775             474         1,845      1,473,146         .1
                                        ----------------------------------------------------------------------------
                                            $1,544,041    $    352,240  $    467,764    $ 1,659,565       28.2%
                                        ============================================================================

Year ended December 31, 2000
Life insurance in force                     $2,445,468    $     68,370  $    314,257    $ 2,691,355       11.7%
                                        ============================================================================

Premiums:
   Individual life                          $   38,889    $        613  $      2,267    $    40,543        5.6%
   Individual health                            16,675             209           566         17,032        3.3
   Group life and health                        17,827           1,039            30         16,818        0.2
   Annuity                                   1,528,086             527         1,641      1,529,200        0.1
                                        ----------------------------------------------------------------------------
                                            $1,601,477    $      2,388  $      4,504    $ 1,603,593        0.3%
                                        ============================================================================

Year ended December 31, 1999
Life insurance in force                     $1,961,414    $     46,900  $    356,083    $ 2,270,597       15.7%
                                        ============================================================================

Premiums:
   Individual life                          $   42,163    $        565  $      2,958    $    44,556        6.6%
   Individual health                            17,912             182           583         18,313        3.2
   Group life and health                        16,176             882          (139)        15,155       (0.9)
   Annuity                                   1,472,141           1,049         4,899      1,475,991        0.3
                                        ----------------------------------------------------------------------------
                                            $1,548,392    $      2,678  $      8,301    $ 1,554,015        0.5%
                                        ============================================================================

Financial Statements

AUSA Life Insurance Company, Inc. Separate Account VA BNY -
AUSA Landmark Variable Annuity
Year Ended December 31, 2001

                   AUSA Life Insurance Company, Inc. Separate
                Account VA BNY - AUSA Landmark Variable Annuity

                              Financial Statements

                          Year Ended December 31, 2001


                                    Contents

Report of Independent Auditors..............................................   1

Financial Statements

Statements of Assets and Liabilities........................................   3
Statements of Operations....................................................  23
Statements of Changes in Net Assets.........................................  33
Notes to Financial Statements...............................................  47

                         Report of Independent Auditors

The Board of Directors and Contract Owners
  of AUSA Landmark Variable Annuity,
AUSA Life Insurance Company, Inc.

We have audited the accompanying statements of assets and liabilities of AUSA Life Insurance Company, Inc. Separate Account VA BNY, formerly AUSA Endeavor Variable Annuity (comprised of the Endeavor Money Market, Endeavor Asset Allocation, T. Rowe Price International Stock, Capital Guardian Value, Dreyfus Small Cap Value, Dreyfus U. S. Government Securities, T. Rowe Price Equity Income, T. Rowe Price Growth Stock, Jennison Growth, Endeavor Enhanced Index, Endeavor Janus Growth, Capital Guardian Global, Endeavor High Yield, Capital Guardian U. S. Equity, Transamerica VIF Growth, Transamerica VIF Small Company, Fidelity - VIP Equity-Income, Fidelity - VIP Growth, Fidelity - VIP II Contrafund(R), Fidelity - VIP III Growth Opportunities, Fidelity - VIP III Mid Cap, Alger Aggressive Growth, American Century Income & Growth, American Century International, Goldman Sachs Growth, Janus Global, NWQ Value Equity, Pilgrim Baxter Mid Cap Growth, Salomon All Cap, T. Rowe Price Dividend Growth, T. Rowe Price Small Cap, Gabelli Global Growth, Great Companies - Global/2/, Great Companies - America(SM), Great Companies - Technology(SM), Van Kampen Emerging Growth, Janus Aspen - Aggressive Growth, Janus Aspen - Strategic Value, Janus Aspen - Worldwide Growth, Alliance Growth & Income, and Alliance Premier Growth subaccounts), which are available for investment by contract owners of AUSA Landmark Variable Annuity, as of December 31, 2001, and the related statements of operations for the period then ended as indicated thereon and changes in net assets for the periods indicated thereon. These financial statements are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of mutual fund shares owned as of December 31, 2001, by correspondence with the mutual fund's transfer agent. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective subaccounts of AUSA Life Insurance Company, Inc. Separate Account VA BNY which are available for investment by contract owners of AUSA Landmark Variable Annuity at December 31, 2001, and the results of their operations for the period then ended as indicated thereon and changes in their net assets for the periods indicated thereon in conformity with accounting principles generally accepted in the United States.


                                                           /s/ Ernst & Young LLP


Des Moines, Iowa
February 1, 2002

                  AUSA Life Insurance Company, Inc. Separate
                Account VA BNY - AUSA Landmark Variable Annuity

                     Statements of Assets and Liabilities

                               December 31, 2001

                                                                              Endeavor     Endeavor Asset
                                                                            Money Market     Allocation
                                                                             Subaccount      Subaccount
                                                                    --------------------------------------
Assets
Cash                                                                         $      803  $               -
Investments in mutual funds, at current market value:
 Endeavor Series Trust:
  Endeavor Money Market Portfolio                                             2,534,244                  -
  Endeavor Asset Allocation Portfolio                                                 -          5,837,878
  T. Rowe Price International Stock Portfolio                                         -                  -
  Capital Guardian Value Portfolio                                                    -                  -
  Dreyfus Small Cap Value Portfolio                                                   -                  -
  Dreyfus U. S. Government Securities Portfolio                                       -                  -
  T. Rowe Price Equity Income Portfolio                                               -                  -
  T. Rowe Price Growth Stock Portfolio                                                -                  -
  Jennison Growth Portfolio                                                           -                  -
  Endeavor Enhanced Index Portfolio                                                   -                  -
  Endeavor Janus Growth Portfolio                                                     -                  -
  Capital Guardian Global Portfolio                                                   -                  -
  Endeavor High Yield Portfolio                                                       -                  -
  Capital Guardian U. S. Equity Portfolio                                             -                  -
 Transamerica Variable Insurance Fund, Inc.:
  Transamerica VIF Growth Portfolio                                                   -                  -
  Transamerica VIF Small Company Portfolio                                            -                  -
 Variable Insurance Products Fund (VIP):
  Fidelity - VIP Equity-Income Portfolio                                              -                  -
  Fidelity - VIP Growth Portfolio                                                     -                  -
 Variable Insurance Products Fund II (VIP II):
  Fidelity - VIP II Contrafund(R) Portfolio                                           -                  -
 Variable Insurance Products Fund III (VIP III):
  Fidelity - VIP III Growth Opportunities Portfolio                                   -                  -
  Fidelity - VIP III Mid Cap Portfolio                                                -                  -
 AEGON/Transamerica Series Fund, Inc.:
  Alger Aggressive Growth                                                             -                  -
  American Century Income & Growth                                                    -                  -
  American Century International                                                      -                  -
  Goldman Sachs Growth                                                                -                  -
  Janus Global                                                                        -                  -
  NWQ Value Equity                                                                    -                  -
  Pilgrim Baxter Mid Cap Growth                                                       -                  -
  Salomon All Cap                                                                     -                  -
  T. Rowe Price Dividend Growth                                                       -                  -
  T. Rowe Price Small Cap                                                             -                  -

See accompanying notes.

 T. Rowe Price        Capital        Dreyfus      Dreyfus U. S.
 International       Guardian       Small Cap      Government      T. Rowe Price     T. Rowe Price
     Stock             Value          Value        Securities      Equity Income     Growth Stock
   Subaccount       Subaccount     Subaccount      Subaccount       Subaccount        Subaccount
---------------------------------------------------------------------------------------------------
   $        -       $        -     $        -      $        -       $        -        $        -


            -                -              -               -                -                 -
            -                -              -               -                -                 -
    5,638,838                -              -               -                -                 -
            -        6,884,897              -               -                -                 -
            -                -      8,713,092               -                -                 -
            -                -              -       3,381,164                -                 -
            -                -              -               -        8,739,203                 -
            -                -              -               -                -         8,281,463
            -                -              -               -                -                 -
            -                -              -               -                -                 -
            -                -              -               -                -                 -
            -                -              -               -                -                 -
            -                -              -               -                -                 -
            -                -              -               -                -                 -

            -                -              -               -                -                 -
            -                -              -               -                -                 -

            -                -              -               -                -                 -
            -                -              -               -                -                 -

            -                -              -               -                -                 -

            -                -              -               -                -                 -
            -                -              -               -                -                 -

            -                -              -               -                -                 -
            -                -              -               -                -                 -
            -                -              -               -                -                 -
            -                -              -               -                -                 -
            -                -              -               -                -                 -
            -                -              -               -                -                 -
            -                -              -               -                -                 -
            -                -              -               -                -                 -
            -                -              -               -                -                 -
            -                -              -               -                -                 -

                  AUSA Life Insurance Company, Inc. Separate
                Account VA BNY - AUSA Landmark Variable Annuity

               Statements of Assets and Liabilities (continued)

                                                                        Endeavor          Endeavor Asset
                                                                      Money Market          Allocation
                                                                       Subaccount           Subaccount
                                                                    --------------------------------------
Assets (continued)
Investments in mutual funds, at current market value (continued):
  AEGON/Transamerica Series Fund, Inc. (continued):
    Gabelli Global Growth                                            $            -       $            -
    Great Companies - Global/2/                                                   -                    -
    Great Companies - America(SM)                                                 -                    -
    Great Companies - Technology(SM)                                              -                    -
    Van Kampen Emerging Growth                                                    -                    -
  Janus Aspen Series:
    Janus Aspen - Aggressive Growth Portfolio                                     -                    -
    Janus Aspen - Strategic Value Portfolio                                       -                    -
    Janus Aspen - Worldwide Growth Portfolio                                      -                    -
  Alliance Variable Products Series Fund, Inc.:
    Alliance Growth & Income Portfolio                                            -                    -
    Alliance Premier Growth Portfolio                                             -                    -
                                                                    --------------------------------------
Total investments in mutual funds                                         2,534,244            5,837,878
                                                                    --------------------------------------
Total assets                                                              2,535,047            5,837,878

Liabilities
Contract terminations payable                                                     -                   17
                                                                    --------------------------------------
                                                                     $    2,535,047       $    5,837,861
                                                                    ======================================

Net assets:
  Deferred annuity contracts terminable by owners                    $    2,535,047       $    5,837,861
                                                                    --------------------------------------
Total net assets                                                     $    2,535,047       $    5,837,861
                                                                    ======================================

Accumulation units outstanding - return of premium death benefit      1,113,209.325        1,870,569.520
                                                                    ======================================
Accumulation unit value - return of premium death benefit            $     1.368631       $     2.687589
                                                                    ======================================

Accumulation units outstanding - 5% annually compounding death
  benefit                                                               744,091.556          303,649.088
                                                                    ======================================
Accumulation unit value - 5% annually compounding death benefit      $     1.359341       $     2.669327
                                                                    ======================================

See accompanying notes.

 T. Rowe Price         Capital            Dreyfus         Dreyfus U. S.
 International        Guardian           Small Cap         Government        T. Rowe Price     T. Rowe Price
     Stock              Value              Value           Securities        Equity Income     Growth Stock
   Subaccount        Subaccount         Subaccount         Subaccount         Subaccount        Subaccount
--------------------------------------------------------------------------------------------------------------



$            -     $            -     $            -     $            -     $            -     $            -
             -                  -                  -                  -                  -                  -
             -                  -                  -                  -                  -                  -
             -                  -                  -                  -                  -                  -
             -                  -                  -                  -                  -                  -

             -                  -                  -                  -                  -                  -
             -                  -                  -                  -                  -                  -
             -                  -                  -                  -                  -                  -

             -                  -                  -                  -                  -                  -
             -                  -                  -                  -                  -                  -
--------------------------------------------------------------------------------------------------------------
     5,638,838          6,884,897          8,713,092          3,381,164          8,739,203          8,281,463
--------------------------------------------------------------------------------------------------------------
     5,638,838          6,884,897          8,713,092          3,381,164          8,739,203          8,281,463


           167                105                447                  8                 88                 95
--------------------------------------------------------------------------------------------------------------
$    5,638,671     $    6,884,792     $    8,712,645     $    3,381,156     $    8,739,115     $    8,281,368
==============================================================================================================


$    5,638,671     $    6,884,792     $    8,712,645     $    3,381,156     $    8,739,115     $    8,281,368
--------------------------------------------------------------------------------------------------------------
$    5,638,671     $    6,884,792     $    8,712,645     $    3,381,156     $    8,739,115     $    8,281,368
==============================================================================================================

 4,208,992.979      2,703,481.376      2,453,322.243      1,968,528.325      3,162,905.128      2,283,936.576
==============================================================================================================
$     1.225547     $     2.316504     $     3.168906     $     1.414117     $     2.352249     $     2.719986
==============================================================================================================


   394,641.026        270,419.710        298,122.905        424,671.372        556,085.801        765,900.531
==============================================================================================================
$     1.217188     $     2.300746     $     3.147350     $     1.406799     $     2.336285     $     2.701515
==============================================================================================================

                  AUSA Life Insurance Company, Inc. Separate
                Account VA BNY - AUSA Landmark Variable Annuity

               Statements of Assets and Liabilities (continued)

                                                                                          Endeavor
                                                                          Jennison        Enhanced
                                                                           Growth          Index
                                                                         Subaccount      Subaccount
                                                                     ----------------------------------
Assets
Cash                                                                     $        -      $        -
Investments in mutual funds, at current market value:
 Endeavor Series Trust:
  Endeavor Money Market Portfolio                                                 -               -
  Endeavor Asset Allocation Portfolio                                             -               -
  T. Rowe Price International Stock Portfolio                                     -               -
  Capital Guardian Value Portfolio                                                -               -
  Dreyfus Small Cap Value Portfolio                                               -               -
  Dreyfus U. S. Government Securities Portfolio                                   -               -
  T. Rowe Price Equity Income Portfolio                                           -               -
  T. Rowe Price Growth Stock Portfolio                                            -               -
  Jennison Growth Portfolio                                                 813,676               -
  Endeavor Enhanced Index Portfolio                                               -       2,591,371
  Endeavor Janus Growth Portfolio                                                 -               -
  Capital Guardian Global Portfolio                                               -               -
  Endeavor High Yield Portfolio                                                   -               -
  Capital Guardian U. S. Equity Portfolio                                         -               -
 Transamerica Variable Insurance Fund, Inc.:
  Transamerica VIF Growth Portfolio                                               -               -
  Transamerica VIF Small Company Portfolio                                        -               -
 Variable Insurance Products Fund (VIP):
  Fidelity - VIP Equity-Income Portfolio                                          -               -
  Fidelity - VIP Growth Portfolio                                                 -               -
 Variable Insurance Products Fund II (VIP II):
  Fidelity - VIP II Contrafund(R) Portfolio                                       -               -
 Variable Insurance Products Fund III (VIP III):
  Fidelity - VIP III Growth Opportunities Portfolio                               -               -
  Fidelity - VIP III Mid Cap Portfolio                                            -               -
 AEGON/Transamerica Series Fund, Inc.:
  Alger Aggressive Growth                                                         -               -
  American Century Income & Growth                                                -               -
  American Century International                                                  -               -
  Goldman Sachs Growth                                                            -               -
  Janus Global                                                                    -               -
  NWQ Value Equity                                                                -               -
  Pilgrim Baxter Mid Cap Growth                                                   -               -
  Salomon All Cap                                                                 -               -
  T. Rowe Price Dividend Growth                                                   -               -
  T. Rowe Price Small Cap                                                         -               -

See accompanying notes.

                        Capital                              Capital                            Transamerica
    Endeavor           Guardian           Endeavor           Guardian         Transamerica        VIF Small
  Janus Growth          Global           High Yield        U. S. Equity        VIF Growth          Company
   Subaccount         Subaccount         Subaccount         Subaccount         Subaccount         Subaccount
----------------------------------------------------------------------------------------------------------------
  $         -         $        -         $        -         $        -         $        -        $         1

            -                  -                  -                  -                  -                  -
            -                  -                  -                  -                  -                  -
            -                  -                  -                  -                  -                  -
            -                  -                  -                  -                  -                  -
            -                  -                  -                  -                  -                  -
            -                  -                  -                  -                  -                  -
            -                  -                  -                  -                  -                  -
            -                  -                  -                  -                  -                  -
            -                  -                  -                  -                  -                  -
            -                  -                  -                  -                  -                  -
   16,760,745                  -                  -                  -                  -                  -
            -            222,403                  -                  -                  -                  -
            -                  -            118,843                  -                  -                  -
            -                  -                  -             20,594                  -                  -

            -                  -                  -                  -            232,345                  -
            -                  -                  -                  -                  -              2,214

            -                  -                  -                  -                  -                  -
            -                  -                  -                  -                  -                  -

            -                  -                  -                  -                  -                  -

            -                  -                  -                  -                  -                  -
            -                  -                  -                  -                  -                  -

            -                  -                  -                  -                  -                  -
            -                  -                  -                  -                  -                  -
            -                  -                  -                  -                  -                  -
            -                  -                  -                  -                  -                  -
            -                  -                  -                  -                  -                  -
            -                  -                  -                  -                  -                  -
            -                  -                  -                  -                  -                  -
            -                  -                  -                  -                  -                  -
            -                  -                  -                  -                  -                  -
            -                  -                  -                  -                  -                  -

                  AUSA Life Insurance Company, Inc. Separate
                Account VA BNY - AUSA Landmark Variable Annuity

               Statements of Assets and Liabilities (continued)

                                                                                          Endeavor
                                                                          Jennison        Enhanced
                                                                           Growth          Index
                                                                         Subaccount      Subaccount
                                                                    ----------------------------------
Assets (continued)
Investments in mutual funds, at current market value (continued):
  AEGON/Transamerica Series Fund, Inc. (continued):
   Gabelli Global Growth                                                $          -    $            -
   Great Companies - Global/2/                                                     -                 -
   Great Companies - America(SM)                                                   -                 -
   Great Companies - Technology(SM)                                                -                 -
   Van Kampen Emerging Growth                                                      -                 -
 Janus Aspen Series:
   Janus Aspen - Aggressive Growth Portfolio                                       -                 -
   Janus Aspen - Strategic Value Portfolio                                         -                 -
   Janus Aspen - Worldwide Growth Portfolio                                        -                 -
 Alliance Variable Products Series Fund, Inc.:
   Alliance Growth & Income Portfolio                                              -                 -
   Alliance Premier Growth Portfolio                                               -                 -
                                                                    ----------------------------------
Total investments in mutual funds                                            813,676         2,591,371
                                                                    ----------------------------------

Total assets                                                                 813,676         2,591,371

Liabilities
Contract terminations payable                                                      7                16
                                                                    ----------------------------------
                                                                        $    813,669    $    2,591,355
                                                                    ==================================


Net assets:
   Deferred annuity contracts terminable by owners                      $    813,669    $    2,591,355
                                                                    ----------------------------------
Total net assets                                                        $    813,669    $    2,591,355
                                                                    ==================================


Accumulation units outstanding - return of premium death benefit         742,226.032     1,221,300.338
                                                                    ==================================
Accumulation unit value - return of premium death benefit               $   0.868714    $     1.401905
                                                                    ==================================

Accumulation units outstanding - 5% annually compounding death
   benefit                                                               195,738.642       631,443.266
                                                                    ==================================
Accumulation unit value - 5% annually compounding death benefit         $   0.862821    $     1.392379
                                                                    ==================================

See accompanying notes.

                        Capital                               Capital                          Transamerica
    Endeavor           Guardian           Endeavor           Guardian       Transamerica        VIF Small
  Janus Growth          Global           High Yield        U. S. Equity      VIF Growth          Company
   Subaccount         Subaccount         Subaccount         Subaccount       Subaccount         Subaccount
----------------------------------------------------------------------------------------------------------------
$            -     $           -      $           -      $            -     $          -       $          -
             -                 -                  -                   -                -                  -
             -                 -                  -                   -                -                  -
             -                 -                  -                   -                -                  -
             -                 -                  -                   -                -                  -

             -                 -                  -                   -                -                  -
             -                 -                  -                   -                -                  -
             -                 -                  -                   -                -                  -

             -                 -                  -                   -                -                  -
             -                 -                  -                   -                -                  -
----------------------------------------------------------------------------------------------------------------
    16,760,745           222,403            118,843              20,594          232,345              2,214
----------------------------------------------------------------------------------------------------------------
    16,760,745           222,403            118,843              20,594          232,345              2,215


           238                 4                  1                   -                5                  -
----------------------------------------------------------------------------------------------------------------
$   16,760,507     $     222,399      $     118,842      $       20,594     $    232,340       $      2,215
================================================================================================================

$   16,760,507     $     222,399      $     118,842      $       20,594     $    232,340       $      2,215
----------------------------------------------------------------------------------------------------------------
$   16,760,507     $     222,399      $     118,842      $       20,594     $    232,340       $      2,215
================================================================================================================

   545,098.523       101,101.069         58,795.205          17,697.787       96,252.191          1,000.000
================================================================================================================
$    24.500024     $    1.131675      $    0.960010      $      0.84587     $   0.674851       $   1.107646
================================================================================================================

   139,954.436        95,975.582         65,342.576           6,684.646      248,639.622          1,000.000
================================================================================================================
$    24.333494     $    1.125133      $    0.954934      $     0.841423     $   0.673200       $   1.106551
================================================================================================================

                  AUSA Life Insurance Company, Inc. Separate
                Account VA BNY - AUSA Landmark Variable Annuity

               Statements of Assets and Liabilities (continued)

                                                                         Fidelity -
                                                                        VIP Equity-         Fidelity -
                                                                          Income            VIP Growth
                                                                        Subaccount          Subaccount
                                                                      ------------------------------------
Assets
Cash                                                                    $             -      $           -
Investments in mutual funds, at current market value:
 Endeavor Series Trust:
  Endeavor Money Market Portfolio                                                     -                  -
  Endeavor Asset Allocation Portfolio                                                 -                  -
  T. Rowe Price International Stock Portfolio                                         -                  -
  Capital Guardian Value Portfolio                                                    -                  -
  Dreyfus Small Cap Value Portfolio                                                   -                  -
  Dreyfus U. S. Government Securities Portfolio                                       -                  -
  T. Rowe Price Equity Income Portfolio                                               -                  -
  T. Rowe Price Growth Stock Portfolio                                                -                  -
  Jennison Growth Portfolio                                                           -                  -
  Endeavor Enhanced Index Portfolio                                                   -                  -
  Endeavor Janus Growth Portfolio                                                     -                  -
  Capital Guardian Global Portfolio                                                   -                  -
  Endeavor High Yield Portfolio                                                       -                  -
  Capital Guardian U. S. Equity Portfolio                                             -                  -
 Transamerica Variable Insurance Fund, Inc.:
  Transamerica VIF Growth Portfolio                                                   -                  -
  Transamerica VIF Small Company Portfolio                                            -                  -
 Variable Insurance Products Fund (VIP):
  Fidelity - VIP Equity-Income Portfolio                                        555,384                  -
  Fidelity - VIP Growth Portfolio                                                     -              1,735
 Variable Insurance Products Fund II (VIP II):
  Fidelity - VIP II Contrafund(R) Portfolio                                           -                  -
 Variable Insurance Products Fund III (VIP III):
  Fidelity - VIP III Growth Opportunities Portfolio                                   -                  -
  Fidelity - VIP III Mid Cap Portfolio                                                -                  -
 AEGON/Transamerica Series Fund, Inc.:
  Alger Aggressive Growth                                                             -                  -
  American Century Income & Growth                                                    -                  -
  American Century International                                                      -                  -
  Goldman Sachs Growth                                                                -                  -
  Janus Global                                                                        -                  -
  NWQ Value Equity                                                                    -                  -
  Pilgrim Baxter Mid Cap Growth                                                       -                  -
  Salomon All Cap                                                                     -                  -
  T. Rowe Price Dividend Growth                                                       -                  -
  T. Rowe Price Small Cap                                                             -                  -

See accompanying notes.

                       Fidelity -                                           American
  Fidelity -            VIP III           Fidelity -           Alger         Century         American
    VIP II               Growth            VIP III          Aggressive      Income &          Century
 Contrafund(R)       Opportunities         Mid Cap             Growth        Growth        International
  Subaccount           Subaccount         Subaccount        Subaccount     Subaccount        Subaccount
---------------------------------------------------------------------------------------------------------------
$           -        $           7        $        -        $        6     $        -      $           -
            -                    -                 -                 -              -                  -
            -                    -                 -                 -              -                  -
            -                    -                 -                 -              -                  -
            -                    -                 -                 -              -                  -
            -                    -                 -                 -              -                  -
            -                    -                 -                 -              -                  -
            -                    -                 -                 -              -                  -
            -                    -                 -                 -              -                  -
            -                    -                 -                 -              -                  -
            -                    -                 -                 -              -                  -
            -                    -                 -                 -              -                  -
            -                    -                 -                 -              -                  -
            -                    -                 -                 -              -                  -
            -                    -                 -                 -              -                  -

            -                    -                 -                 -              -                  -
            -                    -                 -                 -              -                  -

            -                    -                 -                 -              -                  -
            -                    -                 -                 -              -                  -

      319,876                    -                 -                 -              -                  -

            -               66,223                 -                 -              -                  -
            -                    -           425,848                 -              -                  -

            -                    -                 -           111,311              -                  -
            -                    -                 -                 -          6,485                  -
            -                    -                 -                 -              -              1,666
            -                    -                 -                 -              -                  -
            -                    -                 -                 -              -                  -
            -                    -                 -                 -              -                  -
            -                    -                 -                 -              -                  -
            -                    -                 -                 -              -                  -
            -                    -                 -                 -              -                  -
            -                    -                 -                 -              -                  -

                  AUSA Life Insurance Company, Inc. Separate
                Account VA BNY - AUSA Landmark Variable Annuity

               Statements of Assets and Liabilities (continued)


                                                                          Fidelity -
                                                                             VIP           Fidelity -
                                                                        Equity-Income      VIP Growth
                                                                          Subaccount       Subaccount
                                                                        -------------------------------
Assets (continued)
Investments in mutual funds, at current market value (continued):
 AEGON/Transamerica Series Fund, Inc. (continued):
   Gabelli Global Growth                                                $           -     $           -
   Great Companies - Global/2/                                                      -                 -
   Great Companies - America(SM)                                                    -                 -
   Great Companies - Technology(SM)                                                 -                 -
   Van Kampen Emerging Growth                                                       -                 -
 Janus Aspen Series:
  Janus Aspen - Aggressive Growth Portfolio                                         -                 -
  Janus Aspen - Strategic Value Portfolio                                           -                 -
  Janus Aspen - Worldwide Growth Portfolio                                          -                 -
 Alliance Variable Products Series Fund, Inc.:
  Alliance Growth & Income Portfolio                                                -                 -
  Alliance Premier Growth Portfolio                                                 -                 -
                                                                        -------------------------------
Total investments in mutual funds                                             555,384             1,735
                                                                        -------------------------------
Total assets                                                                  555,384             1,735

Liabilities
Contract terminations payable                                                       8                 -
                                                                        -------------------------------
                                                                        $     555,376     $       1,735
                                                                        ===============================
Net assets:
 Deferred annuity contracts terminable by owners                        $     555,376     $       1,735
                                                                        -------------------------------
Total net assets                                                        $     555,376     $       1,735
                                                                        ===============================

Accumulation units outstanding - return of premium death benefit           47,973.006         1,000.000
                                                                        ===============================
Accumulation unit value - return of premium death benefit               $    1.013361     $    0.867866
                                                                        ===============================

Accumulation units outstanding - 5% annually compounding death
 benefit                                                                  501,313.980         1,000.000
                                                                        ===============================
Accumulation unit value - 5% annually compounding death benefit         $    1.010868     $    0.867001
                                                                        ===============================

See accompanying notes.

                      Fidelity -                                                  American
   Fidelity -         VIP III            Fidelity -            Alger              Century           American
     VIP II            Growth             VIP III            Aggressive           Income &           Century
Contrafund(R)       Opportunities         Mid Cap              Growth              Growth         International
  Subaccount          Subaccount         Subaccount          Subaccount          Subaccount         Subaccount
----------------------------------------------------------------------------------------------------------------

$             -    $             -    $               -    $             -     $            -     $            -
              -                  -                    -                  -                  -                  -
              -                  -                    -                  -                  -                  -
              -                  -                    -                  -                  -                  -
              -                  -                    -                  -                  -                  -

              -                  -                    -                  -                  -                  -
              -                  -                    -                  -                  -                  -
              -                  -                    -                  -                  -                  -

              -                  -                    -                  -                  -                  -
              -                  -                    -                  -                  -                  -
----------------------------------------------------------------------------------------------------------------
        319,876             66,223              425,848            111,311              6,485              1,666
----------------------------------------------------------------------------------------------------------------
        319,876             66,230              425,848            111,317              6,485              1,666

              5                  -                    6                  -                  -                  1
----------------------------------------------------------------------------------------------------------------
$       319,871    $        66,230    $         425,842    $       111,317     $        6,485     $        1,665
================================================================================================================

$       319,871    $        66,230    $         425,842    $       111,317     $        6,485     $        1,665
----------------------------------------------------------------------------------------------------------------
$       319,871    $        66,230    $         425,842    $       111,317     $        6,485     $        1,665
================================================================================================================

    104,226.203         10,559.045           73,247.471         73,158.779          1,000.000          1,000.000
================================================================================================================
$      0.796290    $      0.714054    $        1.060517    $      0.575129     $     0.939214     $     0.833205
================================================================================================================


    298,213.600         82,395.506          329,109.539        120,690.375          5,911.128          1,000.000
================================================================================================================
$      0.794319    $      0.712295    $        1.057890    $      0.573708     $     0.938285     $     0.832279
================================================================================================================

                  AUSA Life Insurance Company, Inc. Separate
                Account VA BNY - AUSA Landmark Variable Annuity

               Statements of Assets and Liabilities (continued)

                                                                         Goldman Sachs
                                                                             Growth          Janus Global
                                                                           Subaccount         Subaccount
                                                                        ----------------------------------
Assets
Cash                                                                    $             -    $             -
Investments in mutual funds, at current market value:
 Endeavor Series Trust:
  Endeavor Money Market Portfolio                                                     -                  -
  Endeavor Asset Allocation Portfolio                                                 -                  -
  T. Rowe Price International Stock Portfolio                                         -                  -
  Capital Guardian Value Portfolio                                                    -                  -
  Dreyfus Small Cap Value Portfolio                                                   -                  -
  Dreyfus U. S. Government Securities Portfolio                                       -                  -
  T. Rowe Price Equity Income Portfolio                                               -                  -
  T. Rowe Price Growth Stock Portfolio                                                -                  -
  Jennison Growth Portfolio                                                           -                  -
  Endeavor Enhanced Index Portfolio                                                   -                  -
  Endeavor Janus Growth Portfolio                                                     -                  -
  Capital Guardian Global Portfolio                                                   -                  -
  Endeavor High Yield Portfolio                                                       -                  -
  Capital Guardian U. S. Equity Portfolio                                             -                  -
 Transamerica Variable Insurance Fund, Inc.:
  Transamerica VIF Growth Portfolio                                                   -                  -
  Transamerica VIF Small Company Portfolio                                            -                  -
 Variable Insurance Products Fund (VIP):
  Fidelity - VIP Equity-Income Portfolio                                              -                  -
  Fidelity - VIP Growth Portfolio                                                     -                  -
 Variable Insurance Products Fund II (VIP II):
  Fidelity - VIP II Contrafund(R) Portfolio                                           -                  -
 Variable Insurance Products Fund III (VIP III):
  Fidelity - VIP III Growth Opportunities Portfolio                                   -                  -
  Fidelity - VIP III Mid Cap Portfolio                                                -                  -
 AEGON/Transamerica Series Fund, Inc.:
  Alger Aggressive Growth                                                             -                  -
  American Century Income & Growth                                                    -                  -
  American Century International                                                      -                  -
  Goldman Sachs Growth                                                          124,853                  -
  Janus Global                                                                        -            116,404
  NWQ Value Equity                                                                    -                  -
  Pilgrim Baxter Mid Cap Growth                                                       -                  -
  Salomon All Cap                                                                     -                  -
  T. Rowe Price Dividend Growth                                                       -                  -
  T. Rowe Price Small Cap                                                             -                  -

See accompanying notes.

  NWQ Value         Pilgrim Baxter         Salomon         T. Rowe Price      T. Rowe Price         Gabelli
   Equity           Mid Cap Growth         All Cap        Dividend Growth       Small Cap        Global Growth
 Subaccount           Subaccount         Subaccount         Subaccount         Subaccount         Subaccount
----------------------------------------------------------------------------------------------------------------
  $     -            $        8           $       -           $       1         $       -          $       -


        -                     -                   -                   -                 -                  -
        -                     -                   -                   -                 -                  -
        -                     -                   -                   -                 -                  -
        -                     -                   -                   -                 -                  -
        -                     -                   -                   -                 -                  -
        -                     -                   -                   -                 -                  -
        -                     -                   -                   -                 -                  -
        -                     -                   -                   -                 -                  -
        -                     -                   -                   -                 -                  -
        -                     -                   -                   -                 -                  -
        -                     -                   -                   -                 -                  -
        -                     -                   -                   -                 -                  -
        -                     -                   -                   -                 -                  -
        -                     -                   -                   -                 -                  -

        -                     -                   -                   -                 -                  -
        -                     -                   -                   -                 -                  -

        -                     -                   -                   -                 -                  -
        -                     -                   -                   -                 -                  -

        -                     -                   -                   -                 -                  -

        -                     -                   -                   -                 -                  -
        -                     -                   -                   -                 -                  -

        -                     -                   -                   -                 -                  -
        -                     -                   -                   -                 -                  -
        -                     -                   -                   -                 -                  -
        -                     -                   -                   -                 -                  -
        -                     -                   -                   -                 -                  -
  183,566                     -                   -                   -                 -                  -
        -                37,646                   -                   -                 -                  -
        -                     -             105,288                   -                 -                  -
        -                     -                   -              47,811                 -                  -
        -                     -                   -                   -            72,122                  -

                  AUSA Life Insurance Company, Inc. Separate
                Account VA BNY - AUSA Landmark Variable Annuity

               Statements of Assets and Liabilities (continued)

                                                                    Goldman Sachs
                                                                        Growth         Janus Global
                                                                      Subaccount        Subaccount
                                                                    ---------------------------------
Assets (continued)
Investments in mutual funds, at current market value (continued):
  AEGON/Transamerica Series Fund, Inc. (continued):
   Gabelli Global Growth                                            $            -     $            -
   Great Companies - Global/2/                                                   -                  -
   Great Companies - America(SM)                                                 -                  -
   Great Companies - Technology(SM)                                              -                  -
   Van Kampen Emerging Growth                                                    -                  -
  Janus Aspen Series:
   Janus Aspen - Aggressive Growth Portfolio                                     -                  -
   Janus Aspen - Strategic Value Portfolio                                       -                  -
   Janus Aspen - Worldwide Growth Portfolio                                      -                  -
  Alliance Variable Products Series Fund, Inc.:
   Alliance Growth & Income Portfolio                                            -                  -
   Alliance Premier Growth Portfolio                                             -                  -
                                                                    ---------------------------------
Total investments in mutual funds                                          124,853            116,404
                                                                    ---------------------------------
 Total assets                                                              124,853            116,404

Liabilities
Contract terminations payable                                                    -                  2
                                                                    ---------------------------------
                                                                    $      124,853     $      116,402
                                                                    =================================

Net assets:
  Deferred annuity contracts terminable by owners                   $      124,853     $      116,402
                                                                    ---------------------------------
Total net assets                                                    $      124,853     $      116,402
                                                                    =================================

Accumulation units outstanding - return of premium death benefit        37,898.641         59,115.105
                                                                    =================================
Accumulation unit value - return of premium death benefit           $     0.775980     $     0.592046
                                                                    =================================

Accumulation units outstanding - 5% annually compounding death
  benefit                                                              123,301.237        137,835.063
                                                                    =================================
Accumulation unit value - 5% annually compounding death benefit     $     0.774069     $     0.590582
                                                                    =================================

See accompanying notes.

  NWQ Value         Pilgrim Baxter         Salomon         T. Rowe Price      T. Rowe Price         Gabelli
   Equity           Mid Cap Growth         All Cap        Dividend Growth       Small Cap        Global Growth
 Subaccount           Subaccount         Subaccount         Subaccount         Subaccount         Subaccount
----------------------------------------------------------------------------------------------------------------
$          -             $         -        $         -        $         -        $         -        $    10,603
           -                       -                  -                  -                  -                  -
           -                       -                  -                  -                  -                  -
           -                       -                  -                  -                  -                  -
           -                       -                  -                  -                  -                  -

           -                       -                  -                  -                  -                  -
           -                       -                  -                  -                  -                  -
           -                       -                  -                  -                  -                  -

           -                       -                  -                  -                  -                  -
           -                       -                  -                  -                  -                  -
----------------------------------------------------------------------------------------------------------------
     183,566                  37,646            105,288             47,811             72,122             10,603
----------------------------------------------------------------------------------------------------------------
     183,566                  37,654            105,288             47,812             72,122             10,603

           5                       -                  4                  -                  2                  -
----------------------------------------------------------------------------------------------------------------
$    183,561             $    37,654        $   105,284        $    47,812        $    72,120        $    10,603
================================================================================================================

$    183,561             $    37,654        $   105,284        $    47,812        $    72,120        $    10,603
----------------------------------------------------------------------------------------------------------------
$    183,561             $    37,654        $   105,284        $    47,812        $    72,120        $    10,603
================================================================================================================

 132,519.936              27,048.263         49,657.806          7,906.048          6,025.517         10,377.652
================================================================================================================
$   1.047563             $  0.499618        $  1.039580        $  1.016662        $  0.761551        $  0.831562
================================================================================================================

  42,812.150              48,435.462         51,746.986         39,218.763         88,894.568          2,377.373
================================================================================================================
$   1.044981             $  0.498392        $  1.036993        $  1.014149        $  0.759675        $  0.830048
================================================================================================================

                  AUSA Life Insurance Company, Inc. Separate
                Account VA BNY - AUSA Landmark Variable Annuity

               Statements of Assets and Liabilities (continued)

                                                                            Great              Great
                                                                         Companies -        Companies -
                                                                           Global/2/        America(SM)
                                                                         Subaccount         Subaccount
                                                                    --------------------------------------
Assets
Cash                                                                      $       -          $       -
Investments in mutual funds, at current market value:
 Endeavor Series Trust:
  Endeavor Money Market Portfolio                                                 -                  -
  Endeavor Asset Allocation Portfolio                                             -                  -
  T. Rowe Price International Stock Portfolio                                     -                  -
  Capital Guardian Value Portfolio                                                -                  -
  Dreyfus Small Cap Value Portfolio                                               -                  -
  Dreyfus U. S. Government Securities Portfolio                                   -                  -
  T. Rowe Price Equity Income Portfolio                                           -                  -
  T. Rowe Price Growth Stock Portfolio                                            -                  -
  Jennison Growth Portfolio                                                       -                  -
  Endeavor Enhanced Index Portfolio                                               -                  -
  Endeavor Janus Growth Portfolio                                                 -                  -
  Capital Guardian Global Portfolio                                               -                  -
  Endeavor High Yield Portfolio                                                   -                  -
  Capital Guardian U. S. Equity Portfolio                                         -                  -
 Transamerica Variable Insurance Fund, Inc.:
  Transamerica VIF Growth Portfolio                                               -                  -
  Transamerica VIF Small Company Portfolio                                        -                  -
 Variable Insurance Products Fund (VIP):
  Fidelity - VIP Equity-Income Portfolio                                          -                  -
  Fidelity - VIP Growth Portfolio                                                 -                  -
 Variable Insurance Products Fund II (VIP II):
  Fidelity - VIP II Contrafund(R) Portfolio                                       -                  -
 Variable Insurance Products Fund III (VIP III):
  Fidelity - VIP III Growth Opportunities Portfolio                               -                  -
  Fidelity - VIP III Mid Cap Portfolio                                            -                  -
 AEGON/Transamerica Series Fund, Inc.:
  Alger Aggressive Growth                                                         -                  -
  American Century Income & Growth                                                -                  -
  American Century International                                                  -                  -
  Goldman Sachs Growth                                                            -                  -
  Janus Global                                                                    -                  -
  NWQ Value Equity                                                                -                  -
  Pilgrim Baxter Mid Cap Growth                                                   -                  -
  Salomon All Cap                                                                 -                  -
  T. Rowe Price Dividend Growth                                                   -                  -
  T. Rowe Price Small Cap                                                         -                  -

See accompanying notes.

    Great         Van Kampen    Janus Aspen -   Janus Aspen -   Janus Aspen -      Alliance        Alliance
  Companies-       Emerging       Aggressive      Strategic       Worldwide        Growth &        Premier
Technology(SM)      Growth          Growth          Value           Growth          Income          Growth
 Subaccount       Subaccount      Subaccount      Subaccount      Subaccount      Subaccount      Subaccount
--------------------------------------------------------------------------------------------------------------
   $       -      $     -         $      2        $      4       $      -          $     4        $     -


           -            -                -               -              -                -              -
           -            -                -               -              -                -              -
           -            -                -               -              -                -              -
           -            -                -               -              -                -              -
           -            -                -               -              -                -              -
           -            -                -               -              -                -              -
           -            -                -               -              -                -              -
           -            -                -               -              -                -              -
           -            -                -               -              -                -              -
           -            -                -               -              -                -              -
           -            -                -               -              -                -              -
           -            -                -               -              -                -              -
           -            -                -               -              -                -              -
           -            -                -               -              -                -              -

           -            -                -               -              -                -              -
           -            -                -               -              -                -              -

           -            -                -               -              -                -              -
           -            -                -               -              -                -              -

           -            -                -               -              -                -              -

           -            -                -               -              -                -              -
           -            -                -               -              -                -              -

           -            -                -               -              -                -              -
           -            -                -               -              -                -              -
           -            -                -               -              -                -              -
           -            -                -               -              -                -              -
           -            -                -               -              -                -              -
           -            -                -               -              -                -              -
           -            -                -               -              -                -              -
           -            -                -               -               -               -              -
           -            -                -               -               -               -              -
           -            -                -               -               -               -              -

                  AUSA Life Insurance Company, Inc. Separate
                Account VA BNY - AUSA Landmark Variable Annuity

               Statements of Assets and Liabilities (continued)

                                                                            Great              Great
                                                                         Companies -        Companies -
                                                                           Global/2/         America(SM)
                                                                         Subaccount         Subaccount
                                                                         ---------------------------------
Assets (continued)
Investments in mutual funds, at current market value (continued):
    AEGON/Transamerica Series Fund, Inc. (continued):
     Gabelli Global Growth                                                   $        -         $        -
     Great Companies - Global/2/                                                  1,556                  -
     Great Companies - America(SM)                                                    -              5,902
     Great Companies - Technology(SM)                                                 -                  -
     Van Kampen Emerging Growth                                                       -                  -
    Janus Aspen Series:
     Janus Aspen - Aggressive Growth Portfolio                                        -                  -
     Janus Aspen - Strategic Value Portfolio                                          -                  -
     Janus Aspen - Worldwide Growth Portfolio                                         -                  -
    Alliance Variable Products Series Fund, Inc.:
     Alliance Growth & Income Portfolio                                               -                  -
     Alliance Premier Growth Portfolio                                                -                  -
                                                                         ---------------------------------
Total investments in mutual funds                                                 1,556              5,902
                                                                         ---------------------------------
Total assets                                                                      1,556              5,902

Liabilities
Contract terminations payable                                                         -                  -
                                                                         ---------------------------------
                                                                             $    1,556         $    5,902
                                                                         =================================

Net assets:
 Deferred annuity contracts terminable by owners                             $    1,556         $    5,902
                                                                         ---------------------------------
Total net assets                                                             $    1,556         $    5,902
                                                                         =================================

Accumulation units outstanding - return of premium death benefit              1,000.000          5,004.640
                                                                         =================================
Accumulation unit value - return of premium death benefit                    $ 0.779219         $ 0.983081
                                                                         =================================

Accumulation units outstanding - 5% annually compounding death
 benefit                                                                        999.010          1,000.000
                                                                         =================================
Accumula                                                                     $ 0.777811         $ 0.982103
                                                                         =================================

See accompanying notes.

    Great         Van Kampen    Janus Aspen -   Janus Aspen -   Janus Aspen -      Alliance        Alliance
 Companies-        Emerging       Aggressive      Strategic       Worldwide        Growth &        Premier
Technology(SM)      Growth          Growth          Value           Growth          Income          Growth
 Subaccount       Subaccount      Subaccount      Subaccount      Subaccount      Subaccount      Subaccount
--------------------------------------------------------------------------------------------------------------
 $         -      $          -     $         -     $         -    $          -    $          -      $        -
           -                 -               -               -               -               -               -
           -                 -               -               -               -               -               -
       1,547                 -               -               -               -               -               -
           -             1,611               -               -               -               -               -

           -                 -          15,321               -               -               -               -
           -                 -               -          72,099               -               -               -
           -                 -               -               -         186,005               -               -

           -                 -               -               -               -          94,194               -
           -                 -               -               -               -               -           1,710
--------------------------------------------------------------------------------------------------------------
       1,547             1,611          15,321          72,099         186,005          94,194           1,710
--------------------------------------------------------------------------------------------------------------
       1,547             1,611          15,323          72,103         186,005          94,198           1,710


           -                 -               -               -               5               -               1
--------------------------------------------------------------------------------------------------------------
 $     1,547        $    1,611     $    15,323     $    72,103    $    186,000     $    94,198      $    1,709
==============================================================================================================

 $     1,547        $    1,611     $    15,323     $    72,103    $    186,000     $    94,198      $    1,709
--------------------------------------------------------------------------------------------------------------
 $     1,547        $    1,611     $    15,323     $    72,103    $    186,000     $    94,198      $    1,709
==============================================================================================================

   1,000.000         1,000.000       1,095.756       8,459.091      11,567.884      48,324.200       1,000.000
==============================================================================================================
 $  0.773994        $ 0.806099     $  0.401433     $  0.902500    $   0.610114     $  0.925978      $ 0.855309
==============================================================================================================

   1,000.000         1,000.000      33,895.136      71,562.862     264,617.810      53,456.320       1,000.000
==============================================================================================================
 $  0.773226        $ 0.805310     $  0.439076     $  0.900877    $   0.676228     $  0.925071      $ 0.854462
==============================================================================================================

                   AUSA Life Insurance Company, Inc. Separate
                Account VA BNY - AUSA Landmark Variable Annuity

                            Statements of Operations

                 Year Ended December 31, 2001, Except as Noted

                                                                       Endeavor Money      Endeavor Asset
                                                                           Market            Allocation
                                                                         Subaccount          Subaccount
                                                                         ---------------------------------
Net investment income (loss)
Income:
 Dividends                                                                   $  102,714        $   120,163
Expenses:
 Administrative, mortality and expense risk charge                               42,428             85,069
                                                                         ---------------------------------
Net investment income (loss)                                                     60,286             35,094

Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
 Realized gain distributions                                                          -            682,294
 Proceeds from sales                                                          1,609,119            808,086
 Cost of investments sold                                                     1,609,119            946,999
                                                                         ---------------------------------
Net realized capital gains (losses) on investments                                    -            543,381

Net change in unrealized appreciation/depreciation of investments:
 Beginning of the period                                                              -           (582,966)
 End of the period                                                                    -         (1,741,848)
                                                                         ---------------------------------
Net change in unrealized appreciation/depreciation of investments                     -         (1,158,882)
                                                                         ---------------------------------
Net realized and unrealized capital gains (losses) on investments                     -           (615,501)
                                                                         ---------------------------------
Increase (decrease) in net assets from operations                            $   60,286        $  (580,407)
                                                                         =================================

(1) Commencement of operations, May 1, 2001.

See accompanying notes.

T. Rowe Price         Capital          Dreyfus         Dreyfus U. S.
International         Guardian        Small Cap         Government        T. Rowe Price     T. Rowe Price
    Stock               Value            Value          Securities        Equity Income      Growth Stock
 Subaccount          Subaccount       Subaccount        Subaccount          Subaccount        Subaccount
----------------------------------------------------------------------------------------------------------
 $         -         $  52,226        $        -         $166,628           $ 158,101        $         -

      91,282            96,973           115,293           45,901             123,652            124,867
----------------------------------------------------------------------------------------------------------
     (91,282)          (44,747)         (115,293)         120,727              34,449           (124,867)


   1,506,601           483,511         1,987,801                -             702,754          1,399,134
     787,716           879,487         1,180,822          741,337             767,397          1,464,430
     985,147           923,994         1,217,523          739,406             686,048          1,272,827
----------------------------------------------------------------------------------------------------------
   1,309,170           439,004         1,951,100            1,931             784,103          1,590,737


    (131,618)         (870,051)           66,028           26,128             383,190          1,078,797
  (3,259,876)         (924,270)           59,465            7,553            (378,616)        (1,569,688)
----------------------------------------------------------------------------------------------------------
  (3,128,258)          (54,219)           (6,563)         (18,575)           (761,806)        (2,648,485)
----------------------------------------------------------------------------------------------------------
  (1,819,088)          384,785         1,944,537          (16,644)             22,297         (1,057,748)
----------------------------------------------------------------------------------------------------------
 $(1,910,370)        $ 340,038        $1,829,244         $104,083           $  56,746        $(1,182,615)
==========================================================================================================

                  AUSA Life Insurance Company, Inc. Separate
                Account VA BNY - AUSA Landmark Variable Annuity

                     Statements of Operations (continued)

                                                                                           Endeavor
                                                                           Jennison        Enhanced
                                                                             Growth         Index
                                                                           Subaccount     Subaccount
                                                                          ---------------------------
Net investment income (loss)
Income:
 Dividends                                                                 $  19,189        $  19,334
Expenses:
 Administrative, mortality and expense risk charge                            13,123           43,562
                                                                           --------------------------
Net investment income (loss)                                                   6,066          (24,228)

Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
 Realized gain distributions                                                       -                -
 Proceeds from sales                                                         194,760          518,637
 Cost of investments sold                                                    267,665          582,682
                                                                           --------------------------
Net realized capital gains (losses) on investments                           (72,905)         (64,045)

Net change in unrealized appreciation/depreciation of investments:
 Beginning of the period                                                    (185,601)        (218,876)
 End of the period                                                          (351,665)        (616,951)
                                                                           --------------------------
Net change in unrealized appreciation/depreciation of investments           (166,064)        (398,075)
                                                                           --------------------------
Net realized and unrealized capital gains (losses) on investments           (238,969)        (462,120)
                                                                           --------------------------
Increase (decrease) in net assets from operations                          $(232,903)       $(486,348)
                                                                           ==========================

(1) Commencement of operations, May 1, 2001.

See accompanying notes.

                  Capital                          Capital                            Transamerica
  Endeavor       Guardian        Endeavor          Guardian        Transamerica         VIF Small
Janus Growth      Global        High Yield       U. S. Equity       VIF Growth           Company
 Subaccount     Subaccount      Subaccount        Subaccount        Subaccount       Subaccount (1)
----------------------------------------------------------------------------------------------------
 $         -     $      -        $ 5,337            $   16           $      -          $    -

     287,203        3,589          1,519               209              3,106              19
----------------------------------------------------------------------------------------------------
    (287,203)      (3,589)         3,818              (193)            (3,106)            (19)


     503,937        6,162              -                16              3,528               -
   3,629,661       51,357          8,710               210             31,079              19
   2,557,777       76,068          9,248               221             52,536              19
----------------------------------------------------------------------------------------------------
   1,575,821      (18,549)          (538)                5            (17,929)              -


   5,756,004      (38,148)        (4,160)               20            (33,373)              -
  (3,516,984)     (52,199)        (5,782)              257            (41,494)            234
----------------------------------------------------------------------------------------------------
  (9,272,988)     (14,051)        (1,622)              237             (8,121)            234
----------------------------------------------------------------------------------------------------
  (7,697,167)     (32,600)        (2,160)              242            (26,050)            234
----------------------------------------------------------------------------------------------------
 $(7,984,370)    $(36,189)       $ 1,658            $   49           $(29,156)         $  215
====================================================================================================

                  AUSA Life Insurance Company, Inc. Separate
                Account VA BNY - AUSA Landmark Variable Annuity

                     Statements of Operations (continued)

                                                                          Fidelity -
                                                                          VIP Equity-      Fidelity -
                                                                            Income         VIP Growth
                                                                          Subaccount     Subaccount (1)
                                                                         -------------------------------
Net investment income (loss)
Income:
 Dividends                                                                 $ 1,111           $     -
Expenses:
 Administrative, mortality and expense risk charge                           4,651                17
                                                                         -------------------------------
Net investment income (loss)                                                (3,540)              (17)

Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
 Realized gain distributions                                                 3,197                 -
 Proceeds from sales                                                        16,314                17
 Cost of investments sold                                                   18,386                20
                                                                         -------------------------------
Net realized capital gains (losses) on investments                           1,125                (3)

Net change in unrealized appreciation/depreciation of investments:
 Beginning of the period                                                     1,684                 -
 End of the period                                                           5,988              (250)
                                                                         -------------------------------
Net change in unrealized appreciation/depreciation of investments            4,304              (250)
                                                                         -------------------------------
Net realized and unrealized capital gains (losses) on investments            5,429              (253)
                                                                         -------------------------------
Increase (decrease) in net assets from operations                          $ 1,889             $(270)
                                                                         ===============================

(1) Commencement of operations, May 1, 2001.

See accompanying notes.

                        Fidelity -                                                    American
   Fidelity -            VIP III             Fidelity -              Alger             Century             American
    VIP II               Growth              VIP III               Aggressive          Income &             Century
 Contrafund(R)        Opportunities           Mid Cap                Growth             Growth            International
  Subaccount           Subaccount           Subaccount             Subaccount        Subaccount (1)       Subaccount (1)
------------------------------------------------------------------------------------------------------------------------
  $   2,147             $    296             $     --             $     --             $      --             $     --

      4,658                1,063                5,768                1,566                    52                   17
------------------------------------------------------------------------------------------------------------------------
     (2,511)                (767)              (5,768)              (1,566)                  (52)                 (17)


      8,050                   --                   --                   12                    --                   --
     33,819               38,392               57,904               33,236                    52                   17
     44,022               50,555               62,556               67,695                    56                   19
------------------------------------------------------------------------------------------------------------------------
     (2,153)             (12,163)              (4,652)             (34,447)                   (4)                  (2)


    (18,676)             (13,104)               8,874              (58,052)                   --                   --
    (59,894)             (12,744)               4,323              (43,599)                 (219)                (309)
------------------------------------------------------------------------------------------------------------------------
    (41,218)                 360               (4,551)              14,453                  (219)                (309)
------------------------------------------------------------------------------------------------------------------------
    (43,371)             (11,803)              (9,203)             (19,994)                 (223)                (311)
------------------------------------------------------------------------------------------------------------------------
  $ (45,882)            $(12,570)            $(14,971)            $(21,560)            $    (275)            $   (328)
========================================================================================================================

                   AUSA Life Insurance Company, Inc. Separate
                Account VA BNY - AUSA Landmark Variable Annuity

                      Statements of Operations (continued)

                                                                        Goldman Sachs
                                                                           Growth           Janus Global
                                                                         Subaccount          Subaccount
                                                                          ------------------------------
Net investment income (loss)
Income:
 Dividends                                                                $  1,057            $  1,438
Expenses:
 Administrative, mortality and expense risk charge                           1,938               2,163
                                                                          ------------------------------
Net investment income (loss)                                                  (881)               (725)

Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
 Realized gain distributions                                                    98                   9
 Proceeds from sales                                                        15,903              28,919
 Cost of investments sold                                                   23,313              67,341
                                                                          ------------------------------
Net realized capital gains (losses) on investments                          (7,312)            (38,413)

Net change in unrealized appreciation/depreciation of investments:
 Beginning of the period                                                    (6,926)            (71,411)
 End of the period                                                         (21,331)            (76,548)
                                                                          ------------------------------
Net change in unrealized appreciation/depreciation of investments          (14,405)             (5,137)
                                                                          ------------------------------
Net realized and unrealized capital gains (losses) on investments          (21,717)            (43,550)
                                                                          ------------------------------
Increase (decrease) in net assets from operations                         $(22,598)           $(44,275)
                                                                          ==============================

(1) Commencement of operations, May 1, 2001.

See accompanying notes.

   NWQ Value       Pilgrim Baxter        Salomon         T. Rowe Price       T. Rowe Price          Gabelli
     Equity        Mid Cap Growth        All Cap        Dividend Growth        Small Cap         Global Growth
   Subaccount        Subaccount         Subaccount         Subaccount          Subaccount          Subaccount
-----------------------------------------------------------------------------------------------------------------
    $    117         $       -            $ 1,469            $   127            $       -            $      3

       1,252               582              1,046                462                  503                  51
------------------------------------------------------------------------------------------------------------------
      (1,135)             (582)               423               (335)                (503)                (48)


           7                 -                 41                  -                    -                   -
      23,670            14,916             23,650             15,945                2,211                  52
      24,301            25,602             24,310             16,718                3,315                  60
------------------------------------------------------------------------------------------------------------------
        (624)          (10,686)              (619)              (773)              (1,104)                 (8)


         491            (8,788)               229                271               (2,923)               (112)
       1,932           (13,859)               625                (28)                (464)               (228)
------------------------------------------------------------------------------------------------------------------
       1,441            (5,071)               396               (299)               2,459                (116)
------------------------------------------------------------------------------------------------------------------
         817           (15,757)              (223)            (1,072)               1,355                (124)
------------------------------------------------------------------------------------------------------------------
    $   (318)        $ (16,339)           $   200            $(1,407)           $     852            $   (172)
=================================================================================================================

                   AUSA Life Insurance Company, Inc. Separate
                Account VA BNY - AUSA Landmark Variable Annuity

                      Statements of Operations (continued)

                                                                            Great               Great
                                                                         Companies -         Companies -
                                                                          Global/2/          America(SM)
                                                                         Subaccount         Subaccount (1)
                                                                         ----------------------------------
Net investment income (loss)
Income:
 Dividends                                                                 $     -             $     6
Expenses:
 Administrative, mortality and expense risk charge                              24                  24
                                                                         ----------------------------------
Net investment income (loss)                                                   (24)                (18)

Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
 Realized gain distributions                                                     -                   -
 Proceeds from sales                                                            25                  24
 Cost of investments sold                                                       30                  25
                                                                         ----------------------------------
Net realized capital gains (losses) on investments                              (5)                 (1)

Net change in unrealized appreciation/depreciation of investments:
 Beginning of the period                                                       (87)                  -
 End of the period                                                            (401)                (53)
                                                                         ----------------------------------
Net change in unrealized appreciation/depreciation of investments             (314)                (53)
                                                                         ----------------------------------
Net realized and unrealized capital gains (losses) on investments             (319)                (54)
                                                                         ----------------------------------
Increase (decrease) in net assets from operations                            $(343)            $   (72)
                                                                         ==================================

(1) Commencement of operations, May 1, 2001.

See accompanying notes.

    Great         Van Kampen      Janus Aspen -    Janus Aspen -    Janus Aspen -     Alliance       Alliance
 Companies-        Emerging        Aggressive        Strategic        Worldwide       Growth &        Premier
Technology(SM)      Growth           Growth            Value           Growth          Income          Growth
Subaccount (1)    Subaccount (1)   Subaccount       Subaccount       Subaccount     Subaccount (1)   Subaccount (1)
--------------------------------------------------------------------------------------------------------------------

 $   -               $   1          $     -          $   151         $    403          $    11          $     -

    16                  17              133              866            1,959              589               17
--------------------------------------------------------------------------------------------------------------------
   (16)                (16)            (133)            (715)          (1,556)            (578)             (17)



     -                  30                -                -                -               81               99
    16                  17               99            1,518            4,739           38,329               17
    21                  20              205            1,581            5,807           40,679               21
--------------------------------------------------------------------------------------------------------------------
    (5)                 27             (106)             (63)          (1,068)          (2,269)              95


     -                   -             (702)              86             (433)               -                -
  (502)               (386)          (3,956)          (5,885)         (18,397)          (1,396)            (370)
--------------------------------------------------------------------------------------------------------------------
  (502)               (386)          (3,254)          (5,971)         (17,964)          (1,396)            (370)
--------------------------------------------------------------------------------------------------------------------
  (507)               (359)          (3,360)          (6,034)         (19,032)          (3,665)            (275)
--------------------------------------------------------------------------------------------------------------------
 $(523)              $(375)         $(3,493)         $(6,749)        $(20,588)         $(4,243)         $  (292)
====================================================================================================================

                   AUSA Life Insurance Company, Inc. Separate
                Account VA BNY - AUSA Landmark Variable Annuity

                      Statements of Changes in Net Assets

            Years Ended December 31, 2001 and 2000, Except as Noted

                                                       Endeavor Money                   Endeavor Asset
                                                     Market Subaccount              Allocation Subaccount
                                                ---------------------------    -----------------------------
                                                   2001             2000          2001              2000
                                                ---------------------------    -----------------------------
Operations:
 Net investment income (loss)                   $   60,286       $   71,194    $    35,094       $     3,612
 Net realized capital gains (losses) on
  investments                                            -               61        543,381           695,542
 Net change in unrealized appreciation/
  depreciation of investments                            -                -     (1,158,882)       (1,238,460)
                                                ---------------------------    -----------------------------
Increase (decrease) in net assets from
 operations                                         60,286           71,255       (580,407)         (539,306)

Contract transactions:
 Net contract purchase payments                     42,151        1,047,554         12,217           333,533
 Transfer payments from (to) other
  subaccounts or general account                 1,199,581           25,740        122,684           302,112
 Contract terminations, withdrawals and
  other deductions                                (956,004)        (596,991)      (560,783)         (360,386)
 Contract maintenance charges                         (639)            (325)        (2,564)           (2,427)
                                                ---------------------------    -----------------------------
Increase (decrease) in net assets from
 contract transactions                             285,089          475,978       (428,446)          272,832
                                                ---------------------------    -----------------------------
Net increase (decrease) in net assets              345,375          547,233     (1,008,853)         (266,474)

Net assets:
 Beginning of the period                         2,189,672        1,642,439      6,846,714         7,113,188
                                                ---------------------------    -----------------------------
 End of the period                              $2,535,047       $2,189,672    $ 5,837,861       $ 6,846,714
                                                ===========================    =============================

(1) Commencement of operations, May 1, 2000.
(2) Commencement of operations, October 9, 2000.
(3) Commencement of operations, May 1, 2001.

See accompanying notes.

 T. Rowe Price International         Capital Guardian             Dreyfus Small Cap
      Stock Subaccount               Value Subaccount              Value Subaccount
-----------------------------  ----------------------------  -----------------------------
     2001            2000            2001          2000            2001           2000
-----------------------------  ----------------------------  -----------------------------
$  (91,282)     $  (113,005)     $  (44,747)   $  (27,711)     $ (115,293)    $  (97,596)

 1,309,170        1,110,307         439,004     1,084,499       1,951,100      1,158,098

(3,128,258)      (2,944,585)        (54,219)     (822,124)         (6,563)      (442,693)
-----------------------------  ----------------------------  -----------------------------

(1,910,370)      (1,947,283)        340,038       234,644       1,829,244        617,809


    59,695          238,668          53,456       202,686         168,415        297,304

  (205,708)         432,492          42,509      (436,874)        428,321        176,564

  (418,292)        (435,927)       (561,823)     (486,375)       (770,675)      (617,765)
    (2,724)          (2,704)         (2,774)       (2,174)         (3,675)        (2,605)
-----------------------------  ----------------------------  -----------------------------

  (567,029)         232,529        (468,632)     (722,737)       (177,614)      (146,502)
-----------------------------  ----------------------------  -----------------------------
(2,477,399)      (1,714,754)       (128,594)     (488,093)      1,651,630        471,307


 8,116,070        9,830,824       7,013,386     7,501,479       7,061,015      6,589,708
-----------------------------  ----------------------------  -----------------------------
$5,638,671      $ 8,116,070      $6,884,792    $7,013,386      $8,712,645     $7,061,015
=============================  ============================  =============================

                  AUSA Life Insurance Company, Inc. Separate
                Account VA BNY - AUSA Landmark Variable Annuity

                Statements of Changes in Net Assets (continued)

                                                Dreyfus U. S. Government               T. Rowe Price Equity
                                                 Securities Subaccount                  Income Subaccount
                                            -------------------------------      -------------------------------
                                                  2001             2000                2001             2000
                                            -------------------------------      -------------------------------
Operations:
 Net investment income (loss)                   $  120,727       $  122,447          $   34,449       $   48,020
 Net realized capital gains (losses) on
  investments                                        1,931           21,002             784,103          882,002

 Net change in unrealized appreciation/
 depreciation of investments                       (18,575)          65,233            (761,806)         (84,767)
                                            -------------------------------      -------------------------------
Increase (decrease) in net assets from
 operations                                        104,083          208,682              56,746          845,255

Contract transactions:
 Net contract purchase payments                     11,928          334,726             232,674          378,391
 Transfer payments from (to) other
  subaccounts or general account                 1,383,635         (286,080)            350,871         (270,699)

 Contract terminations, withdrawals and
  other deductions                                (717,958)        (192,984)           (512,783)        (449,915)

 Contract maintenance charges                         (958)            (822)             (3,376)          (2,463)
                                            -------------------------------      -------------------------------
Increase (decrease) in net assets from
 contract transactions                             676,647         (145,160)             67,386         (344,686)
                                            -------------------------------      -------------------------------
Net increase (decrease) in net assets              780,730           63,522             124,132          500,569

Net assets:
 Beginning of the period                         2,600,426        2,536,904           8,614,983        8,114,414
                                            -------------------------------      -------------------------------
 End of the period                              $3,381,156       $2,600,426          $8,739,115       $8,614,983
                                            ===============================      ===============================

(1) Commencement of operations, May 1, 2000.
(2) Commencement of operations, October 9, 2000.
(3) Commencement of operations, May 1, 2001.

See accompanying notes.

       T. Rowe Price Growth                   Jennison Growth                   Endeavor Enhanced
         Stock Subaccount                       Subaccount                       Index Subaccount
----------------------------------    ------------------------------      -----------------------------
      2001                 2000            2001               2000            2001               2000
----------------------------------    ------------------------------      -----------------------------
$    (124,867)       $    (136,990)   $     6,066        $       813      $    (24,228)     $   (35,003)

    1,590,737            1,292,222        (72,905)            72,477           (64,045)         253,491

   (2,648,485)          (1,389,849)      (166,064)          (244,875)         (398,075)        (690,173)
----------------------------------    ------------------------------      -----------------------------

   (1,182,615)            (234,617)      (232,903)          (171,585)         (486,348)        (471,685)


      106,097              647,422          6,533            106,422            35,016          458,866

       66,833              309,253        (72,139)            43,671          (252,284)          37,443

     (827,665)            (381,874)       (58,997)           (72,844)         (171,733)         (35,568)
       (3,321)              (2,789)          (470)              (396)           (1,488)          (1,198)
----------------------------------    ------------------------------      -----------------------------

     (658,056)             572,012       (125,073)            76,853          (390,489)         459,543
----------------------------------    ------------------------------      -----------------------------
   (1,840,671)             337,395       (357,976)           (94,732)         (876,837)         (12,142)


   10,122,039            9,784,644      1,171,645          1,266,377         3,468,192        3,480,334
----------------------------------    ------------------------------      -----------------------------
$   8,281,368        $  10,122,039    $   813,669         $1,171,645      $  2,591,355     $  3,468,192
==================================    ==============================      =============================

                   AUSA Life Insurance Company, Inc. Separate
                Account VA BNY - AUSA Landmark Variable Annuity

                Statements of Changes in Net Assets (continued)

                                                      Endeavor Janus                       Capital Guardian
                                                    Growth Subaccount                     Global Subaccount
                                            ---------------------------------    ---------------------------------
                                                   2001              2000                2001             2000
                                            ---------------------------------    ---------------------------------
Operations:
 Net investment income (loss)                  $   (287,203)     $   (505,375)       $     (3,589)    $     (2,366)
 Net realized capital gains (losses) on
  investments                                     1,575,821           954,544             (18,549)          15,038
 Net change in unrealized appreciation/
  depreciation of investments                    (9,272,988)      (12,338,004)            (14,051)         (51,357)
                                            ---------------------------------    ---------------------------------
Increase (decrease) in net assets from
 operations                                      (7,984,370)      (11,888,835)            (36,189)         (38,685)


Contract transactions:
 Net contract purchase payments                     317,754         2,170,864              14,330           91,010
 Transfer payments from (to) other
  subaccounts or general account                 (1,049,350)        3,159,564               7,290          135,956
 Contract terminations, withdrawals and
  other deductions                               (1,668,466)       (1,347,475)            (13,187)          (3,285)
 Contract maintenance charges                       (10,493)          (10,720)               (107)             (37)
                                            ---------------------------------    ---------------------------------
Increase (decrease) in net assets from
 contract transactions                           (2,410,555)        3,972,233               8,326          223,644
                                            ---------------------------------    ---------------------------------
Net increase (decrease) in net assets           (10,394,925)       (7,916,602)            (27,863)         184,959

Net assets:
 Beginning of the period                         27,155,432        35,072,034             250,262           65,303
                                            ---------------------------------    ---------------------------------
 End of the period                             $ 16,760,507      $ 27,155,432        $    222,399     $    250,262
                                            =================================    =================================

(1) Commencement of operations, May 1, 2000.
(2) Commencement of operations, October 9, 2000.
(3) Commencement of operations, May 1, 2001.

See accompanying notes.

                                                                                                   Transamerica
                                                                                                    VIF Small
      Endeavor High              Capital Guardian U. S.                Transamerica VIF              Company
     Yield Subaccount               Equity Subaccount                 Growth Subaccount             Subaccount
--------------------------    -----------------------------      ----------------------------      ------------
    2001             2000          2001            2000 (2)          2001           2000 (1)         2001 (3)
--------------------------    -----------------------------      ----------------------------      ------------
$    3,818      $     (259)   $       (193)      $       (7)     $     (3,106)    $      (673)      $      (19)

      (538)           (558)              5             (126)          (17,929)         11,659                -

    (1,622)         (4,182)            237               20            (8,121)        (33,373)             234
--------------------------    -----------------------------      ----------------------------       ----------

     1,658          (4,999)             49             (113)          (29,156)        (22,387)             215


     2,477          21,569           6,098            2,001           153,260         129,768            2,000

    37,916          66,399          12,434              126            (5,145)          7,182                -

    (6,596)         (1,519)              -                -            (1,160)              -                -
       (77)             (9)             (1)               -               (22)              -                -
--------------------------    -----------------------------      ----------------------------       ----------

    33,720          86,440          18,531            2,127           146,933         136,950            2,000
--------------------------    -----------------------------      ----------------------------       ----------
    35,378          81,441          18,580            2,014           117,777         114,563            2,215


    83,464           2,023           2,014                -           114,563               -                -
--------------------------    -----------------------------      ----------------------------       ----------
$  118,842      $   83,464    $     20,594       $    2,014      $    232,340     $   114,563       $    2,215
==========================    =============================      ============================       ==========

                   AUSA Life Insurance Company, Inc. Separate
                Account VA BNY - AUSA Landmark Variable Annuity

                Statements of Changes in Net Assets (continued)

                                                                       Fidelity -
                                                Fidelity -                VIP                       Fidelity -
                                             VIP Equity-Income           Growth                VIP II Contrafund(R)
                                                Subaccount             Subaccount                   Subaccount
                                          -----------------------    --------------          -----------------------
                                            2001         2000 (1)        2001 (3)              2001          2000 (1)
                                          -----------------------    --------------          -----------------------
Operations:
 Net investment income (loss)             $ (3,540)      $   (164)   $          (17)         $ (2,511)      $ (1,476)
 Net realized capital gains
  (losses) on investments                    1,125             11                (3)           (2,153)           (78)
 Net change in unrealized
  appreciation/depreciation of
  investments                                4,304          1,684              (250)          (41,218)       (18,676)
                                          -----------------------    --------------          -----------------------
Increase (decrease) in net assets
 from operations                             1,889          1,531              (270)          (45,882)       (20,230)

Contract transactions:
 Net contract purchase payments            142,168         25,799             2,000               418        296,332
 Transfer payments from (to) other
  subaccounts or general account           359,097         24,932                 5            87,015         32,845
 Contract terminations, withdrawals
  and other deductions                           -              -                 -           (30,596)            (4)
 Contract maintenance charges                  (40)             -                 -               (27)             -
                                          -----------------------    --------------          -----------------------
Increase (decrease) in net assets
 from contract transactions                501,225         50,731             2,005            56,810        329,173
                                          -----------------------    --------------          -----------------------
Net increase (decrease) in net assets      503,114         52,262             1,735            10,928        308,943

Net assets:
 Beginning of the period                    52,262              -                 -           308,943              -
                                          -----------------------    --------------          -----------------------
 End of the period                        $555,376       $ 52,262    $        1,735          $319,871       $308,943
                                          =======================    ==============          =======================

(1) Commencement of operations, May 1, 2000.
(2) Commencement of operations, October 9, 2000.
(3) Commencement of operations, May 1, 2001.

See accompanying notes.

                                                                                                           American
         Fidelity -                                                                                        Century
       VIP III Growth                     Fidelity -                                                       Income &
        Opportunities                   VIP III Mid Cap                   Alger Aggressive                  Growth
         Subaccount                       Subaccount                      Growth Subaccount               Subaccount
 ---------------------------    -------------------------------    -------------------------------       ------------
    2001             2000 (1)      2001               2000 (1)        2001               2000 (1)          2001 (3)
 ---------------------------    -------------------------------    -------------------------------       ------------
 $     (767)      $     (441)   $      (5,768)        $     (168)  $     (1,566)       $    15,179        $       (52)

    (12,163)             (42)          (4,652)                96        (34,447)               391                 (4)


        360          (13,104)          (4,551)             8,874         14,453            (58,052)              (219)
 ---------------------------    -------------------- -----------   -------------------------------       ------------

    (12,570)         (13,587)         (14,971)             8,802        (21,560)           (42,482)              (275)


      3,454           43,318           35,549            211,081              -            113,603              2,000

    (10,045)          55,705          102,682            114,607         20,617             43,322              4,760

          -                -          (31,755)                 -         (2,172)                 -                  -
        (45)               -             (153)                 -            (11)                 -                  -
 ---------------------------    -------------------- -----------   -------------------------------       ------------

     (6,636)          99,023          106,323            325,688         18,434            156,925              6,760
 ---------------------------    -------------------- -----------   -------------------------------       ------------
    (19,206)          85,436           91,352            334,490         (3,126)           114,443              6,485


     85,436                -          334,490                  -        114,443                  -                  -
 ---------------------------    -------------------- -----------   -------------------------------       ------------
 $   66,230       $   85,436    $     425,842        $   334,490   $    111,317        $   114,443       $      6,485
 ===========================    ===============================    ===============================       ============

                  AUSA Life Insurance Company, Inc. Separate
                Account VA BNY - AUSA Landmark Variable Annuity

                Statements of Changes in Net Assets (continued)

                                                 American
                                                  Century
                                               International              Goldman Sachs                       Janus Global
                                                Subaccount              Growth Subaccount                      Subaccount
                                              ---------------    --------------------------------    -------------------------------
                                                 2001 (3)              2001          2000 (1)              2001         2000 (1)
                                              ---------------    --------------------------------    -------------------------------
Operations:
 Net investment income (loss)                      $    (17)          $   (881)        $    197           $   (725)       $ 33,264
 Net realized capital gains
  (losses) on investments                                (2)            (7,312)             (14)           (38,413)            739
 Net change in unrealized
  appreciation/depreciation of
  investments                                          (309)           (14,405)          (6,926)            (5,137)        (71,411)
                                              -------------      ------------------------------      -----------------------------
Increase (decrease) in net assets
 from operations                                       (328)           (22,598)          (6,743)           (44,275)        (37,408)

Contract transactions:
 Net contract purchase payments                       1,999             27,182           75,938                  -         176,102
 Transfer payments from (to)
  other subaccounts or general
  account                                                (6)            57,773              636             32,246          17,137
 Contract terminations,
  withdrawals and other
  deductions                                              -             (7,334)               -            (27,368)              -
 Contract maintenance charges                             -                 (1)               -                (32)              -
                                              -------------      ------------------------------      -----------------------------
Increase (decrease) in net assets
 from contract transactions                           1,993             77,620           76,574              4,846         193,239
                                              -------------      ------------------------------      -----------------------------
Net increase (decrease) in net
 assets                                               1,665             55,022           69,831            (39,429)        155,831

Net assets:
 Beginning of the period                                  -             69,831                -            155,831               -
                                              -------------      ------------------------------      -----------------------------
 End of the period                                 $  1,665           $124,853         $ 69,831           $116,402        $155,831
                                              =============      ==============================      =============================

(1) Commencement of operations, May 1, 2000.
(2) Commencement of operations, October 9, 2000.
(3) Commencement of operations, May 1, 2001.

See accompanying notes.

   NWQ Value Equity       Pilgrim Baxter Mid Cap       Salomon All Cap
      Subaccount            Growth Subaccount            Subaccount
----------------------    ----------------------    ---------------------
     2001     2000 (1)        2001      2000 (1)        2001    2000 (1)
----------------------    ----------------------    ---------------------
$   (1,135)   $    199    $   (582)     $    (69)   $    423     $     49

      (624)          3     (10,686)          (12)       (619)           2


     1,441         491      (5,071)       (8,788)        396          229
----------------------    ----------------------    ---------------------

      (318)        693     (16,339)       (8,869)        200          280


    79,608      13,994      27,180        11,994      28,431       21,254


    90,830          (1)      6,044        17,650      61,989          701


    (1,219)          -           -             -      (7,554)           -
       (26)          -          (6)            -         (17)           -
----------------------    ----------------------    ---------------------

   169,193      13,993      33,218        29,644      82,849       21,955
----------------------    ----------------------    ---------------------

   168,875      14,686      16,879        20,775      83,049       22,235


    14,686           -      20,775             -      22,235            -
----------------------    ----------------------    ---------------------
$  183,561    $ 14,686    $ 37,654      $ 20,775    $105,284     $ 22,235
======================    ======================    =====================

                  AUSA Life Insurance Company, Inc. Separate
                Account VA BNY - AUSA Landmark Variable Annuity

                Statements of Changes in Net Assets (continued)

                                          T. Rowe Price Dividend        T. Rowe Price
                                            Growth Subaccount       Small Cap Subaccount
                                          ----------------------    --------------------
                                              2001      2000 (1)       2001     2000 (1)
                                          ----------------------    --------------------
Operations:
 Net investment income (loss)               $  (335)    $    (15)   $  (503)    $    (84)
 Net realized capital gains (losses) on
  investments                                  (773)           1     (1,104)         (13)
 Net change in unrealized appreciation/
 depreciation of investments                   (299)         271      2,459       (2,923)
                                          ----------------------    --------------------
Increase (decrease) in net assets from
 operations                                  (1,407)         257        852       (3,020)

Contract transactions:
 Net contract purchase payments                   1        2,000     29,699       19,419
 Transfer payments from (to) other
  subaccounts or general account             40,734        6,237     22,409        3,164
 Contract terminations, withdrawals and
  other deductions                                -            -       (392)           -
 Contract maintenance charges                   (10)           -        (11)           -
                                          ----------------------    --------------------
Increase (decrease) in net assets from
 contract transactions                       40,725        8,237     51,705       22,583
                                          ----------------------    --------------------
Net increase (decrease) in net assets        39,318        8,494     52,557       19,563

Net assets:
 Beginning of the period                      8,494            -     19,563            -
                                          ----------------------    --------------------
 End of the period                          $47,812     $  8,494    $72,120     $ 19,563
                                          ======================    ====================

(1) Commencement of operations, May 1, 2000.
(2) Commencement of operations, October 9, 2000.
(3) Commencement of operations, May 1, 2001.

See accompanying notes.

                                                                                      Van
                                                    Great            Great          Kampen
                                                 Companies -      Companies -      Emerging
    Gabelli Global        Great Companies -      America(SM)     Technology(SM)     Growth
  Growth Subaccount       Global/2/ Subaccount    Subaccount       Subaccount     Subaccount
----------------------    --------------------   ------------    --------------   -----------
    2001      2000 (2)      2001    2000 (2)       2001 (3)         2001 (3)       2001 (3)
----------------------    --------------------   ------------    --------------   -----------
  $    (48)   $     (6)    $  (24)    $     (6)      $    (18)        $    (16)      $    (16)

        (8)          -         (5)           -             (1)              (5)            27

      (116)       (112)      (314)         (87)           (53)            (502)          (386)
----------------------    --------------------   ------------    --------------   -----------

      (172)       (118)      (343)         (93)           (72)            (523)          (375)


     1,250       1,999          -        2,000          2,000            2,000          2,001

     7,650          (5)         -           (7)         3,974               70            (15)

         -           -          -            -              -                -              -
        (1)          -         (1)           -              -                -              -
----------------------    --------------------   ------------    --------------   -----------

     8,899       1,994         (1)       1,993          5,974            2,070          1,986
----------------------    --------------------   ------------    --------------   -----------
     8,727       1,876       (344)       1,900          5,902            1,547          1,611


     1,876           -      1,900            -              -                -              -
----------------------    --------------------   ------------    --------------   -----------
  $ 10,603    $  1,876     $1,556     $  1,900       $  5,902         $  1,547       $  1,611
======================    ====================   ============    ==============   ===========

                   AUSA Life Insurance Company, Inc. Separate
                Account VA BNY - AUSA Landmark Variable Annuity

                Statements of Changes in Net Assets (continued)

                                                Janus Aspen - Aggressive          Janus Aspen - Strategic Value
                                                   Growth Subaccount                        Subaccount
                                          ---------------------------------    ---------------------------------
                                                      2001          2000 (2)               2001          2000 (2)
                                          ---------------------------------    ---------------------------------
Operations:
 Net investment income (loss)                      $  (133)        $    (10)            $  (715)        $    (51)
 Net realized capital gains (losses) on
  investments                                         (106)              (3)                (63)               -
 Net change in unrealized appreciation/
 depreciation of investments                        (3,254)            (702)             (5,971)              86
                                          ---------------------------------    ---------------------------------
Increase (decrease) in net assets from
 operations                                         (3,493)            (715)             (6,749)              35

Contract transactions:
 Net contract purchase payments                          1            1,999                   -           25,700
                                          ---------------------------------    ---------------------------------
 Transfer payments from (to) other
  subaccounts or general account                    14,191            3,341              46,364            6,900
 Contract terminations, withdrawals and
  other deductions                                       -                -                (133)               -
 Contract maintenance charges                           (1)               -                 (14)               -
                                          ---------------------------------    ---------------------------------
Increase (decrease) in net assets from
 contract transactions                              14,191            5,340              46,217           32,600
                                          ---------------------------------    ---------------------------------
Net increase (decrease) in net assets               10,698            4,625              39,468           32,635

Net assets:
 Beginning of the period                             4,625                -              32,635                -
                                          ---------------------------------   ----------------------------------
 End of the period                                 $15,323         $  4,625             $72,103         $ 32,635
                                          =================================    =================================

(1) Commencement of operations, May 1, 2000.
(2) Commencement of operations, October 9, 2000.
(3) Commencement of operations, May 1, 2001.

See accompanying notes.


                                         Alliance Growth      Alliance Premier
  Janus Aspen - Worldwide                   & Income              Growth
     Growth Subaccount                    Subaccount          Subaccount
----------------------------------    ------------------    ------------------
      2001                 2000 (2)              2001 (3)              2001 (3)
----------------------------------    ------------------    ------------------
$   (1,556)               $    (13)             $   (578)             $    (17)

    (1,068)                     (2)               (2,269)                   95

   (17,964)                   (433)               (1,396)                 (370)
----------------------------------    ------------------    ------------------
   (20,588)                   (448)               (4,243)                 (292)


    98,932                   1,999                14,087                 2,000

    96,137                   9,975                89,307                     1

         -                       -                (4,949)                    -
        (7)                      -                    (4)                    -
----------------------------------    ------------------    ------------------

   195,062                  11,974                98,441                 2,001
----------------------------------    ------------------    ------------------
   174,474                  11,526                94,198                 1,709


    11,526                       -                     -                     -
----------------------------------    ------------------    ------------------
  $186,000                $ 11,526              $ 94,198              $  1,709
==================================    ==================    ==================

                  AUSA Life Insurance Company, Inc. Separate
                Account VA BNY - AUSA Landmark Variable Annuity

                         Notes to Financial Statements

                               December 31, 2001

1. Organization and Summary of Significant Accounting Policies

Organization

The AUSA Life Insurance Company, Inc. Separate Account VA BNY, formerly AUSA Endeavor Variable Annuity Account, (the Mutual Fund Account) is a segregated investment account of AUSA Life Insurance Company, Inc. (AUSA), an indirect wholly owned subsidiary of AEGON N.V., a holding company organized under the laws of The Netherlands.

The Mutual Fund Account is registered with the Securities and Exchange Commission as a Unit Investment Trust pursuant to provisions of the Investment Company Act of 1940. The Mutual Fund Account consists of forty-one investment subaccounts, including fourteen in specified portfolios of the Endeavor Series Trust, two in a specified portfolio of the Transamerica Variable Insurance Fund, Inc., two in a specified portfolio of the Variable Insurance Products Fund
(VIP), one in a specified portfolio of the Variable Insurance Products Fund II (VIP II), two in specified portfolios of the Variable Insurance Products Fund III (VIP III), fifteen in specified portfolios of the AEGON/Transamerica Series Fund, Inc., three in the Janus Aspen Series, and two in the Alliance Variable Products Series Fund, Inc. (each a Series Fund and collectively the Series Funds). Activity in these forty-one investment subaccounts is available to contract owners of AUSA Landmark Variable Annuity, formerly The Endeavor Variable Annuity.

The WRL Alger Aggressive Growth Subaccount, the WRL Goldman Sachs Growth Subaccount, the WRL NWQ Value Equity Subaccount, the WRL Pilgrim Baxter Mid Cap Growth Subaccount, the WRL Salomon All Cap Subaccount, the WRL T. Rowe Price Dividend Growth Subaccount, and the WRL T. Rowe Price Small Cap Subaccount changed their name to the Alger Aggressive Growth Subaccount, the Goldman Sachs Growth Subaccount, the NWQ Value Equity Subaccount, the Pilgrim Baxter Mid Cap Growth Subaccount, the Salomon All Cap Subaccount, the T. Rowe Price Dividend Growth Subaccount, and the T. Rowe Price Small Cap Subaccount, respectively.

The Janus Global Subaccount, formerly WRL Janus Global Subaccount, is only available to contract owners that hold an investment in this subaccount on September 1, 2000.

                  AUSA Life Insurance Company, Inc. Separate
                Account VA BNY - AUSA Landmark Variable Annuity

                   Notes to Financial Statements (continued)

1. Organization and Summary of Significant Accounting Policies (continued)

Investments

Net purchase payments received by the Mutual Fund Account for AUSA Landmark Variable Annuity are invested in the portfolios of the Series Fund, as selected by the contract owner. Investments are stated at the closing net asset values per share on December 31, 2001.

Realized capital gains and losses from the sales of shares in the Series Funds are determined on the first-in, first-out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date. Unrealized gains or losses on investments in the Series Funds are included in the Statements of Operations.

Dividend Income

Dividends received from the Series Funds investments are reinvested to purchase additional mutual fund shares.

Reclassifications

Certain amounts in the 2000 Statements of Changes in Net Assets have been reclassified to conform to the 2001 financial statement presentation.

2. Investments

A summary of the mutual fund investments at December 31, 2001 follows:

                                                                Net Asset
                                         Number of Shares         Value            Market
                                               Held             Per Share          Value            Cost
                                       ----------------------------------------------------------------------
Endeavor Series Trust:
  Endeavor Money Market Portfolio            2,534,243.890             $ 1.00      $2,534,244      $2,534,244
  Endeavor Asset Allocation Portfolio          371,130.202              15.73       5,837,878       7,579,726
  T. Rowe Price International Stock
   Portfolio                                   615,593.651               9.16       5,638,838       8,898,714
  Capital Guardian Value Portfolio             396,824.050              17.35       6,884,897       7,809,167
  Dreyfus Small Cap Value Portfolio            554,267.934              15.72       8,713,092       8,653,627
  Dreyfus U. S. Government Securities
   Portfolio                                   284,370.365              11.89       3,381,164       3,373,611

                  AUSA Life Insurance Company, Inc. Separate
                Account VA BNY - AUSA LAndmark Variable Annuity

                   Notes to Financial Statements (continued)


2. Investments (continued)

                                                                     Net Asset
                                                Number of              Value       Market
                                               Shares Held           Per Share      Value            Cost
                                          ----------------------------------------------------------------------
Endeavor Series Trust (continued):
  T. Rowe Price Equity Income Portfolio        483,095.815             $18.09     $ 8,739,203     $ 9,117,819
  T. Rowe Price Growth Stock Portfolio         423,387.672              19.56       8,281,463       9,851,151
  Jennison Growth Portfolio                     98,867.043               8.23         813,676       1,165,341
  Endeavor Enhanced Index Portfolio            195,722.910              13.24       2,591,371       3,208,322
  Endeavor Janus Growth Portfolio              356,991.376              46.95      16,760,745      20,277,729
  Capital Guardian Global Portfolio             21,040.968              10.57         222,403         274,602
  Endeavor High Yield Portfolio                 13,353.142               8.90         118,843         124,625
  Capital Guardian U. S. Equity
   Portfolio                                     2,114.334               9.74          20,594          20,337
 Transamerica Variable Insurance Fund,
  Inc.:
   Transamerica VIF Growth Portfolio            13,149.109              17.67         232,345         273,839
   Transamerica VIF Small Company
    Portfolio                                      198.056              11.18           2,214           1,980
 Variable Insurance Products Fund
  (VIP):
   Fidelity - VIP Equity-Income
    Portfolio                                   24,585.388              22.59         555,384         549,396
   Fidelity - VIP Growth Portfolio                  52.028              33.34           1,735           1,985
 Variable Insurance Products Fund II
  (VIP II):
   Fidelity - VIP II Contrafund(R)              15,993.782              20.00         319,876         379,770
    Portfolio
 Variable Insurance Products Fund III
  (VIP III):
   Fidelity - VIP III Growth
    Opportunities Portfolio                      4,403.137              15.04          66,223          78,967
   Fidelity - VIP III Mid Cap Portfolio         21,849.554              19.49         425,848         421,525
 AEGON/Transamerica Series Fund, Inc.:
   Alger Aggressive Growth                       6,812.166              16.34         111,311         154,910
   American Century Income & Growth                684.085               9.48           6,485           6,704
   American Century International                  198.071               8.41           1,666           1,975
   Goldman Sachs Growth                         13,735.160               9.09         124,853         146,184
   Janus Global                                  6,353.926              18.32         116,404         192,952

                 AUSA Life Insurance Company, Inc. Separate
                Account VA BNY - AUSA LAndmark Variable Annuity

                 Notes to Financial Statements (continued)



2. Investments (continued)

                                                                     Net Asset     Market
                                                Number of              Value       Market           Cost
                                               Shares Held           Per Share      Value            Cost
                                          ----------------------------------------------------------------------
AEGON/Transamerica Series Fund, Inc.
 (continued):
   NWQ Value Equity                             13,028.104             $14.09        $183,566        $181,634
   Pilgrim Baxter Mid Cap Growth                 3,901.106               9.65          37,646          51,505
   Salomon All Cap                               8,061.852              13.06         105,288         104,663
   T. Rowe Price Dividend Growth                 4,944.272               9.67          47,811          47,839
   T. Rowe Price Small Cap                       6,574.489              10.97          72,122          72,586
   Gabelli Global Growth                         1,297.746               8.17          10,603          10,831
   Great Companies - Global/2/                     219.143               7.10           1,556           1,957
   Great Companies - America(SM)                   592.563               9.96           5,902           5,955
   Great Companies - Technology(SM)                363.965               4.25           1,547           2,049
   Van Kampen Emerging Growth                       82.884              19.44           1,611           1,997
 Janus Aspen Series:
  Janus Aspen - Aggressive Growth
   Portfolio                                       705.055              21.73          15,321          19,277
  Janus Aspen - Strategic Value
   Portfolio                                     7,853.938               9.18          72,099          77,984
  Janus Aspen - Worldwide Growth
   Portfolio                                     6,554.093              28.38         186,005         204,402
 Alliance Variable Products Series
  Fund, Inc.:
   Alliance Growth & Income Portfolio            4,275.696              22.03          94,194          95,590
   Alliance Premier Growth Portfolio                68.386              25.00           1,710           2,080

                  AUSA Life Insurance Company, Inc. Separate
                Account VA BNY - AUSA LAndmark Variable Annuity

                 Notes to Financial Statements (continued)



2. Investments (continued)

The aggregate cost of purchases and proceeds from sales of investments for the period ended December 31, 2001 were as follows:

                                                                 Purchases          Sales
                                                            ----------------------------------
Endeavor Series Trust:
  Endeavor Money Market Portfolio                                  $1,953,691       $1,609,119
  Endeavor Asset Allocation Portfolio                               1,097,076          808,086
  T. Rowe Price International Stock Portfolio                       1,636,077          787,716
  Capital Guardian Value Portfolio                                    849,630          879,487
  Dreyfus Small Cap Value Portfolio                                 2,875,949        1,180,822
  Dreyfus U. S. Government Securities Portfolio                     1,538,718          741,337
  T. Rowe Price Equity Income Portfolio                             1,572,103          767,397
  T. Rowe Price Growth Stock Portfolio                              2,080,758        1,464,430
  Jennison Growth Portfolio                                            75,760          194,760
  Endeavor Enhanced Index Portfolio                                   103,963          518,637
  Endeavor Janus Growth Portfolio                                   1,436,716        3,629,661
  Capital Guardian Global Portfolio                                    62,258           51,357
  Endeavor High Yield Portfolio                                        46,249            8,710
  Capital Guardian U. S. Equity Portfolio                              18,564              210
 Transamerica Variable Insurance Fund, Inc.:
  Transamerica VIF Growth Portfolio                                   178,440           31,079
  Transamerica VIF Small Company Portfolio                              1,999               19
 Variable Insurance Products Fund (VIP):
  Fidelity - VIP Equity-Income Portfolio                              517,204           16,314
  Fidelity - VIP Growth Portfolio                                       2,005               17
 Variable Insurance Products Fund II (VIP II):
  Fidelity - VIP II Contrafund(R) Portfolio                            96,173           33,819
 Variable Insurance Products Fund III (VIP III):
  Fidelity - VIP III Growth Opportunities Portfolio                    30,982           38,392
  Fidelity - VIP III Mid Cap Portfolio                                158,464           57,904
 AEGON/Transamerica Series Fund, Inc.:
  Alger Aggressive Growth                                              50,111           33,236
  American Century Income & Growth                                      6,760               52
  American Century International                                        1,994               17
  Goldman Sachs Growth                                                 92,740           15,903
  Janus Global                                                         33,051           28,919
  NWQ Value Equity                                                    191,739           23,670
  Pilgrim Baxter Mid Cap Growth                                        47,544           14,916
  Salomon All Cap                                                     106,966           23,650
  T. Rowe Price Dividend Growth                                        56,334           15,945
  T. Rowe Price Small Cap                                              53,415            2,211
  Gabelli Global Growth                                                 8,903               52

                  AUSA Life Insurance Company, Inc. Separate
                Account VA BNY - AUSA Landmark Variable Annuity

                   Notes to Financial Statements (continued)

2. Investments (continued)

                                                                                Purchases           Sales
                                                                               ----------------------------
  Great Companies - Global/2/                                                  $        -           $    25
  Great Companies - America(SM)                                                     5,980                24
  Great Companies - Technology(SM)                                                  2,070                16
  Van Kampen Emerging Growth                                                        2,017                17
 Janus Aspen Series:
  Janus Aspen - Aggressive Growth Portfolio                                        14,155                99
  Janus Aspen - Strategic Value Portfolio                                          47,016             1,518
  Janus Aspen - Worldwide Growth Portfolio                                        198,249             4,739
 Alliance Variable Products Series Fund, Inc.:
  Alliance Growth & Income Portfolio                                              136,269            38,329
  Alliance Premier Growth Portfolio                                                 2,101                17

3. Accumulation Units Outstanding

A summary of changes in accumulation units outstanding follows:

                                                                                  T. Rowe Price
                                          Endeavor Money      Endeavor Asset      International          Capital
                                              Market            Allocation            Stock           Guardian Value
                                            Subaccount          Subaccount          Subaccount          Subaccount
                                  ----------------------------------------------------------------------------------------
 Units outstanding at January 1,
  2000                                      1,283,350           2,250,650           4,913,220           3,546,303
 Units purchased                              809,641             127,041             175,695             104,927
 Units redeemed and transferred              (454,226)            (41,763)            (56,252)           (466,211)
                                  ----------------------------------------------------------------------------------------
 Units outstanding at
  December 31, 2000                         1,638,765           2,335,928           5,032,663           3,185,019
 Units purchased                               30,964               5,430              48,328              26,349
 Units redeemed and transferred               187,572            (167,139)           (477,357)           (237,467)
                                  ----------------------------------------------------------------------------------------
 Units outstanding at
  December 31, 2001                         1,857,301           2,174,219           4,603,634           2,973,901
                                  ========================================================================================

                  AUSA Life Insurance Company, Inc. Separate
                Account VA BNY - AUSA Landmark Variable Annuity

                   Notes to Financial Statements (continued)


3. Accumulation Units Outstanding (continued)

                                                               Dreyfus U. S.
                                          Dreyfus Small         Government        T. Rowe Price       T. Rowe Price
                                            Cap Value           Securities        Equity Income        Growth Stock
                                            Subaccount          Subaccount          Subaccount          Subaccount
                                  ---------------------------------------------------------------------------------------
 Units outstanding at January 1,
  2000                                      2,891,989           2,020,234           3,851,054           3,132,634
 Units purchased                              151,446             264,537             195,788             223,005
 Units redeemed and transferred              (212,431)           (377,667)           (354,511)            (51,767)
                                  ---------------------------------------------------------------------------------------
 Units outstanding at
  December 31, 2000                         2,831,004           1,907,104           3,692,331           3,303,872
 Units purchased                               63,939               9,332             106,339              38,491
 Units redeemed and transferred              (143,498)            476,764             (79,679)           (292,526)
                                  ---------------------------------------------------------------------------------------
 Units outstanding at
  December 31, 2001                         2,751,445           2,393,200           3,718,991           3,049,837
                                  =======================================================================================
                                                                 Endeavor        Endeavor               Capital
                                             Jennison            Enhanced         Janus                 Guardian
                                              Growth              Index           Growth                 Global
                                            Subaccount          Subaccount      Subaccount             Subaccount
                                  ---------------------------------------------------------------------------------------
 Units outstanding at January 1,
  2000                                      1,021,412           1,894,948             700,894              42,574
 Units purchased                               86,454             256,671              45,287              62,017
 Units redeemed and transferred               (23,597)               (499)             33,501              91,289
                                  ---------------------------------------------------------------------------------------
 Units outstanding at
  December 31, 2000                         1,084,269           2,151,120             779,682             195,880
 Units purchased                                8,619              25,305              11,876              11,299
 Units redeemed and transferred              (154,923)           (323,681)           (106,505)            (10,102)
                                  ---------------------------------------------------------------------------------------
 Units outstanding at
  December 31, 2001                           937,965           1,852,744             685,053             197,077
                                  =======================================================================================

                  AUSA Life Insurance Company, Inc. Separate
                Account VA BNY - AUSA Landmark Variable Annuity

                   Notes to Financial Statements (continued)



3. Accumulation Units Outstanding (continued)

                                                                  Capital                              Transamerica
                                              Endeavor            Guardian         Transamerica          VIF Small
                                             High Yield         U. S. Equity        VIF Growth             Company
                                             Subaccount          Subaccount         Subaccount           Subaccount
                                  ------------------------------------------------------------------------------------------
 Units outstanding at January 1,
  2000                                          2,019                  -                   -                   -
 Units purchased                               22,125              2,274             130,030                   -
 Units redeemed and transferred                64,987                 (2)              7,909                   -
                                  ------------------------------------------------------------------------------------------
 Units outstanding at
  December 31, 2000                            89,131              2,272             137,939                   -
 Units purchased                                7,502             12,642             218,424               2,002
 Units redeemed and transferred                27,505              9,468             (11,471)                 (2)
                                  ------------------------------------------------------------------------------------------
 Units outstanding at
  December 31, 2001                           124,138             24,382             344,892               2,000
                                  ==========================================================================================
                                                                                    Fidelity -          Fidelity -
                                           Fidelity - VIP        Fidelity -           VIP II          VIP III Growth
                                           Equity-Income         VIP Growth        Contrafund(R)       Opportunities
                                             Subaccount          Subaccount         Subaccount           Subaccount
                                  ------------------------------------------------------------------------------------------
Units outstanding at January 1,
  2000                                              -                  -                   -                   -
Units purchased                                24,853                  -             300,648              44,714
Units redeemed and transferred                 23,391                  -              34,463              56,048
                                  ------------------------------------------------------------------------------------------
Units outstanding at
  December 31, 2000                            48,244                  -             335,111             100,762
Units purchased                               144,868              2,002               6,407               5,500
Units redeemed and transferred                356,175                 (2)             60,922             (13,307)
                                  ------------------------------------------------------------------------------------------
Units outstanding at
  December 31, 2001                           549,287              2,000             402,440              92,955
                                  ==========================================================================================

                  AUSA Life Insurance Company, Inc. Separate
                Account VA BNY - AUSA Landmark Variable Annuity

                   Notes to Financial Statements (continued)



3. Accumulation Units Outstanding (continued)

                                                                                      American
                                           Fidelity -            Alger                Century           American
                                             VIP III           Aggressive             Income &          Century
                                             Mid Cap             Growth                Growth        International
                                           Subaccount          Subaccount            Subaccount       Subaccount
                                  -------------------------------------------------------------------------------------
Units outstanding at January 1,
  2000                                              -                  -                  -                   -
Units purchased                               195,088            115,367                  -                   -
Units redeemed and transferred                105,234             48,633                  -                   -
                                  -------------------------------------------------------------------------------------
Units outstanding at
  December 31, 2000                           300,322            164,000                  -                   -
Units purchased                                38,156              7,976              6,913               2,002
Units redeemed and transferred                 63,879             21,873                 (2)                 (2)
                                  -------------------------------------------------------------------------------------
Units outstanding at
  December 31, 2001                           402,357            193,849              6,911               2,000
                                  =====================================================================================

                                          Goldman Sachs                              NWQ Value      Pilgrim Baxter
                                             Growth           Janus Global             Equity       Mid Cap Growth
                                           Subaccount          Subaccount            Subaccount       Subaccount
                                  -------------------------------------------------------------------------------------
Units outstanding at January 1,
  2000                                              -                  -                  -                   -
Units purchased                                75,522            179,217             13,579              10,138
Units redeemed and transferred                    752             21,177                 (2)             16,136
                                  -------------------------------------------------------------------------------------
Units outstanding at
  December 31, 2000                            76,274            200,394             13,577              26,274
Units purchased                                36,328                  -             77,228              38,080
Units redeemed and transferred                 48,598             (3,444)            84,527              11,130
                                  -------------------------------------------------------------------------------------
Units outstanding at
  December 31, 2000                           161,200            196,950            175,332              75,484
                                  =====================================================================================

                                             Salomon         T. Rowe Price          T. Rowe Price      Gabelli
                                             All Cap        Dividend Growth           Small Cap     Global Growth
                                           Subaccount          Subaccount            Subaccount       Subaccount
                                  -------------------------------------------------------------------------------------
Units outstanding at January 1,
  2000                                              -                  -                  -                   -
Units purchased                                20,867              2,002             19,157               2,002
Units redeemed and transferred                    684              5,900              3,734                  (2)
                                  -------------------------------------------------------------------------------------
Units outstanding at
  December 31, 2000                            21,551              7,902             22,891               2,000
Units purchased                                27,853                  1             48,980               1,378
Units redeemed and transferred                 52,001             39,222             23,049               9,377
                                  -------------------------------------------------------------------------------------
Units outstanding at
  December 31, 2001                           101,405             47,125             94,920              12,755
                                  =====================================================================================

                  AUSA Life Insurance Company, Inc. Separate
                Account VA BNY - AUSA Landmark Variable Annuity

                   Notes to Financial Statements (continued)


3. Accumulation Units Outstanding (continued)

                                         Great                 Great               Great            Van Kampen
                                      Companies -           Companies -         Companies -          Emerging
                                       Global/2/           America(SM)        Technology(SM)          Growth
                                       Subaccount           Subaccount          Subaccount          Subaccount
                                  ------------------------------------------------------------------------------
Units outstanding at January 1,
  2000                                        -                   -                  -                   -
Units purchased                           2,002                   -                  -                   -
Units redeemed and transferred               (2)                  -                  -                   -
                                  ------------------------------------------------------------------------------
Units outstanding at
  December 31, 2000                       2,000                   -                  -                   -
Units purchased                               -               2,002              2,002               2,002
Units redeemed and transferred               (1)              4,003                 (2)                 (2)
                                  ------------------------------------------------------------------------------
Units outstanding at
  December 31, 2001                       1,999               6,005              2,000               2,000
                                  ==============================================================================

                               Janus Aspen -   Janus Aspen -   Janus Aspen -      Alliance
                                 Aggressive      Strategic       Worldwide        Growth &        Alliance
                                   Growth          Value           Growth          Income      Premier Growth
                                 Subaccount      Subaccount      Subaccount      Subaccount      Subaccount
                             --------------------------------------------------------------------------------
Units outstanding at
  January 1, 2000                        -               -               -               -               -
Units purchased                      2,098          25,395           2,002               -               -
Units redeemed and
  transferred                        4,264           7,284          11,691               -               -
                             --------------------------------------------------------------------------------
Units outstanding at
  December 31, 2000                  6,362          32,679          13,693               -               -
Units purchased                          -               -         136,911          21,729           2,002
Units redeemed and
  transferred                       28,629          47,343         125,582          80,052              (2)
                             --------------------------------------------------------------------------------
Units outstanding at
  December 31, 2001                 34,991          80,022         276,186         101,781           2,000
                             ================================================================================

4. Financial Highlights

The Mutual Fund Account offers both a return of premium death benefit and an annual step-up death benefit. These death benefit options have differing fees that are charged against the contract owner's account balance. Also, a component of these fees is waived for contracts with total premium payments, net of partial withdrawals, in excess of $50,000. These charges are discussed in more detail in Note 5 to the financial statements. Differences in the fee structures for these units result in different unit values, expense ratios, and total returns.

                  AUSA Life Insurance Company, Inc. Separate
                Account VA BNY - AUSA Landmark Variable Annuity

                   Notes to Financial Statements (continued)



4. Financial Highlights (continued)

Effective with the 2001 annual financial statements, the Mutual Fund Account has presented the following disclosures required by the AICPA Audit and Accounting Guide for Investment Companies.

                                                                                           Year Ended December 31, 2001,
                                         At December 31, 2001                                     Except as Noted
                          --------------------------------------------------   -----------------------------------------------------
                                         Unit Fair Value                         Investment   Expense Ratio**       Total Return***
                                            Lowest to               Net            Income         Lowest                Lowest
Subaccount                  Units            Highest               Assets           Ratio*      to Highest            to Highest
----------------------------------------------------------------------------   -----------------------------------------------------
Endeavor Money
 Market                    1,857,301     $ 1.36 to $1.37       $  2,535,047         3.56%     1.40% to 1.55%         2.11% to 2.26%
Endeavor Asset
 Allocation                2,174,219       2.67 to  2.69          5,837,861         1.99      1.40  to 1.55        (8.49) to (8.35)
T. Rowe Price
 International Stock       4,603,634       1.22 to  1.23          5,638,671         0.00      1.40  to 1.55       (24.14) to (24.03)
Capital Guardian
 Value                     2,973,901       2.30 to  2.32          6,884,792         0.76      1.40  to 1.55          5.00 to 5.16
Dreyfus Small Cap
 Value                     2,751,445       3.15 to  3.17          8,712,645         0.00      1.40  to 1.55         26.81 to 27.00
Dreyfus U.S. Govern-
 ment Securities           2,393,200       1.41 to  1.41          3,381,156         5.19      1.40  to 1.55          3.48 to 3.64
T. Rowe Price Equity
 Income                    3,718,991       2.34 to  2.35          8,739,115         1.82      1.40  to 1.55          0.60 to 0.75
T. Rowe Price Growth
 Stock                     3,049,837       2.70 to  2.72          8,281,368         0.00      1.40  to 1.55       (11.43) to (11.29)
Jennison Growth              937,965       0.86 to  0.87            813,669         2.07      1.40  to 1.55       (19.80) to (19.68)
Endeavor Enhanced
 Index                     1,852,744       1.39 to  1.40          2,591,355         0.64      1.40  to 1.55       (13.33) to (13.20)
Endeavor Janus Growth        685,053      24.33 to 24.50         16,760,507         0.00      1.40  to 1.55       (29.81) to (29.71)
Capital Guardian
 Global                      197,077       1.13 to  1.13            222,399         0.00      1.40  to 1.55       (11.74) to (11.61)
Endeavor High Yield          124,138       0.95 to  0.96            118,842         5.14      1.40  to 1.55          2.19 to 2.34
Capital Guardian U.S.
 Equity                       24,382       0.84 to  0.85             20,594         0.11      1.40  to 1.55        (4.87) to (4.73)
Transamerica VIF
 Growth                      344,892       0.67 to  0.67            232,340         0.00      1.40  to 1.55       (18.89) to (18.77)
Transamerica VIF
 Small Company****             2,000       1.11 to  1.11              2,215         0.00      1.40  to 1.55         10.66 to 10.76
Fidelity - VIP
 Equity-Income               549,287       1.01 to  1.13            555,376         0.36      1.40  to 1.55        (6.68) to (6.54)
Fidelity - VIP
 Growth****                    2,000       0.87 to  0.87              1,735         0.00      1.40  to 1.55       (13.30) to (13.21)
Fidelity - VIP II
 Contrafund(R)               402,440       0.79 to  0.80            319,871         0.69      1.40  to 1.55       (13.81) to (13.68)

                  AUSA Life Insurance Company, Inc. Separate
                Account VA BNY - AUSA Landmark Variable Annuity

                   Notes to Financial Statements (continued)


4. Financial Highlights (continued)

                                                                          Year Ended December 31, 2001,
                                At December 31, 2001                             Except as Noted
                       ----------------------------------------  -----------------------------------------------------
                                   Unit Fair Value                Investment    Expense Ratio**      Total Return**
                                      Lowest to        Net          Income           Lowest              Lowest
Subaccount                 Units       Highest        Assets        Ratio*         to Highest          to Highest
---------------------------------------------------------------  -----------------------------------------------------
Fidelity - VIP III
 Growth Opportunities      92,955  $0.71 to $0.71    $ 66,230       0.42%      1.40% to 1.55%    (15.95)% to (15.83)%
Fidelity - VIP III Mid
 Cap                      402,357    1.06 to 1.06     425,842       0.00        1.40 to 1.55        (5.00) to (4.85)
Alger Aggressive Growth   193,849    0.57 to 0.58     111,317       0.00        1.40 to 1.55      (17.74) to (17.62)
American Century
 Income & Growth****        6,911    0.94 to 0.94       6,485       0.00        1.40 to 1.55        (6.17) to (6.08)
American Century
 International****          2,000    0.83 to 0.83       1,665       0.00        1.40 to 1.55      (16.76) to (16.68)
Goldman Sachs Growth      161,200    0.77 to 0.78     124,853       0.84        1.40 to 1.55      (15.41) to (15.29)
Janus Global              196,950    0.59 to 0.59     116,402       1.00        1.40 to 1.55      (24.03) to (23.92)
NWQ Value Equity          175,332    1.04 to 1.05     183,561       0.14        1.40 to 1.55        (3.32) to (3.17)
Pilgrim Baxter Mid Cap
 Growth                    75,484    0.50 to 0.50      37,654       0.00        1.40 to 1.55      (36.91) to (36.82)
Salomon All Cap           101,405    1.04 to 1.04     105,284       2.16        1.40 to 1.55           0.52 to 0.67
T. Rowe Price Dividend
 Growth                    47,125    1.01 to 1.02      47,812       0.41        1.40 to 1.55        (5.64) to (5.50)
T. Rowe Price Small Cap    94,920    0.76 to 0.76      72,120       0.00        1.40 to 1.55      (11.10) to (10.97)
Gabelli Global Growth      12,755    0.83 to 0.83      10,603       0.08        1.40 to 1.55      (11.49) to (11.36)
Great Companies -
 Global/2/                  1,999    0.78 to 0.78       1,556       0.00        1.40 to 1.55      (18.11) to (17.99)
Great Companies -
 America(SM)****            6,005    0.98 to 0.98       5,902       0.24        1.40 to 1.55        (1.79) to (1.69)
Great Companies -
 Technology(SM)****         2,000    0.77 to 0.77       1,547       0.00        1.40 to 1.55      (22.68) to (22.60)
Van Kampen Emerging
 Growth****                 2,000    0.81 to 0.81       1,611       0.07        1.40 to 1.55      (19.47) to (19.39)
Janus Aspen -
 Aggressive Growth         34,991    0.40 to 0.44      15,323       0.00        1.40 to 1.55      (40.52) to (40.43)
Janus Aspen -
 Strategic Value           80,022    0.90 to 0.90      72,103       0.26        1.40 to 1.55        (9.79) to (9.65)
Janus Aspen -
 World-wide Growth        276,186    0.61 to 0.68     186,000       0.31        1.40 to 1.55      (23.81) to (23.69)

                  AUSA Life Insurance Company, Inc. Separate
                Account VA BNY - AUSA Landmark Variable Annuity

                   Notes to Financial Statements (continued)


4. Financial Highlights (continued)

                                                                          Year Ended December 31, 2001,
                                At December 31, 2001                             Except as Noted
                       ----------------------------------------  -----------------------------------------------------
                                   Unit Fair Value                Investment    Expense Ratio**      Total Return**
                                      Lowest to        Net          Income           Lowest              Lowest
Subaccount                 Units       Highest        Assets        Ratio*         to Highest          to Highest
---------------------------------------------------------------  -----------------------------------------------------
Alliance Growth &
 Income****             101,781  $0.93 to $0.93       $94,198        0.02%     1.40% to 1.55%       (7.49)% to (7.40)%
Alliance Premier
 Growth****               2,000    0.85 to 0.86         1,709        0.00       1.40 to 1.55       (14.55) to (14.47)

     * These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying Series Fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying Series Fund in which the subaccounts invest.
     ** These ratios represent the annualized contract expenses of the Mutual Fund Account, consisting primarily of mortality and expense charges. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Series Fund are excluded.
     *** These amounts represent the total return for the periods indicated, including changes in the value of the underlying Series Fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the Mutual Fund Account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period.
     ****Commencement of operations, May 1, 2001. Expense ratio has been annualized.

5. Administrative, Mortality, and Expense Risk Charges

Administrative charges include an annual charge of the lesser of 2% of the policy value or $35 per contract which will commence on the first policy anniversary of each contract owner's account. For policies issued on or after May 1, 1995, this charge is waived if the sum of the premium payments made less the sum of all partial withdrawals equals or exceeds $50,000 on the policy anniversary. Charges for administrative fees to the variable annuity contracts are an expense of the Mutual Fund Account. AUSA also deducts a daily charge equal to an annual rate of .15% of the contract owner's account for administrative expenses.

                  AUSA Life Insurance Company, Inc. Separate
                Account VA BNY - AUSA Landmark Variable Annuity

                   Notes to Financial Statements (continued)

5. Administrative, Mortality, and Expense Risk Charges (continued)

AUSA deducts a daily charge for assuming certain mortality and expense risks. This fee depends on the death benefit option selected and the number of policy years that have elapsed since the date of issue. For the Annual Step-Up Death Benefit, the fee is 1.40% in the first seven policy years and 1.25% thereafter. For the Return of Premium Death Benefit, the fee is 1.25% in the first seven years and 1.10% thereafter.

6. Income Taxes

Operations of the Mutual Fund Account form a part of AUSA, which is taxed as a life insurance company under Subchapter L of the Internal Revenue Code of 1986, as amended (the Code). The operations of the Mutual Fund Account are accounted for separately from other operations of AUSA for purposes of federal income taxation. The Mutual Fund Account is not separately taxable as a regulated investment company under Subchapter M of the Code and is not otherwise taxable as an entity separate from AUSA. Under existing federal income tax laws, the income of the Mutual Fund Account is not taxable to AUSA, as long as earnings are credited under the variable annuity contracts.

PART C      OTHER INFORMATION

Item 24.    Financial Statements and Exhibits

        (a) Financial Statements

            All required financial statements are included in Part B of this Registration Statement.

        (b) Exhibits:

            (1)  (a)         Resolution of the Board of Directors of
                             AUSA Life Insurance Company, Inc. authorizing establishment of the Mutual Fund Account.
                             Note 2.

            (2)              Not Applicable.

            (3)  (a)         Principal Underwriting Agreement by and between
                             AUSA Life Insurance Company, Inc. on its own behalf and on the behalf of the Mutual Fund
                             Account, and AEGON USA Securities, Inc.
                             Note 1.

            (3)  (a)  (1)    Principal Underwriting Agreement by and between
                             AUSA Life Insurance Company, Inc. on its own behalf and on the behalf of the Mutual Fund
                             Account, and AFSG Securities Corporation.
                             Note 7.

                 (a)  (2)    Form of Amendment to Principal Underwriting
                             Agreement by and between AFSG Securities
                             Corporation and AUSA Life Insurance Company, Inc.
                             Note 14.


                 (b) Form of Broker/Dealer Supervision and Sales Agreement by and between AFSG Securities Corporation and the Broker/Dealer. Note 7.

            (4)  (a)         Form of Policy for the Endeavor Variable
                             Annuity.  Note 2.

                 (b)         Form of Policy Endorsement. (Dollar Cost Averaging)
                             Note 4.

                 (c) Form of Policy Endorsement. (Annuity Commencement Date, Service Charge) Note 4.

                 (d)         Form of Policy for the Endeavor Variable Annuity.
                             Note 5.

            (5)  (a)         Form of Application for the Endeavor Variable
                             Annuity.  Note 2.

                 (b) Form of Application for the Endeavor Variable Annuity. Note 4.

                 (c) Form of Application for the Endeavor Variable Annuity. Note 5.

            (5)  (d)         Form of Application for the Separate Account VA
                             BNY, Note 13.

            (5)  (e)         Form of Application for the Separate Account VA
                             BNY. Note 15.


            (6)  (a)         Articles of Incorporation of AUSA
                             Life Insurance Company, Inc.  Note 1.

                 (b)         ByLaws of AUSA Life
                             Insurance Company, Inc.  Note 1.

            (7)              Not Applicable.

            (8)  (a)         Participation Agreement by and between
                             AUSA Life Insurance Company, Inc.
                             and Endeavor Series Trust and Addendum thereto
                             Note 2.

                 (b) Participation Agreement with WRL Series Fund, Inc. and Addendum thereto. Note 2.

                             (1) Amendment No. 12 to Participation Agreement
                                 among WRL Series Fund, Inc., PFL Life Insurance Company, AUSA Life Insurance Company, Inc., and Peoples Benefit Life Insurance Company. Note 11.

            (8)  (b)  (2)    Amendment No. 15 to Participation Agreement among
                             WRL Series Fund, Inc., PFL Life Insurance Company,
                             AUSA Life Insurance Company, Inc., and Peoples
                             Benefit Life Insurance Company. Note 12

            (8)  (b)  (3)    Amendment No. 17 to Participation Agreement among
                             WRL Series Fund, Inc., Transamerica Life Insurance
                             Company, AUSA Life Insurance Company, Inc., Peoples
                             Benefit Life Insurance Company and Transamerica
                             Occidental Life Insurance Compapny. Note 13.

                 (b)  (4)    Form of Amendment No. 20 to Participation Agreement
                             among AEGON/Transamerica Series Fund, Inc.,
                             Transamerica Life Insurance Company, AUSA Life
                             Insurance Company, Inc., Peoples Benefit Life
                             Insurance Company, Transamerica Occidental Life
                             Insurance Company and Transamerica Life Insurance and Annuity Company. Note 14.


                 (c) Amendment to Participation Agreement by and between AUSA Life Insurance Company, Inc., and Endeavor Series Trust. Note 4.

                 (d) Amendment to Participation Agreement by and between AUSA Life Insurance Company, Inc., and Endeavor Series Trust. Note 5.

            (8)  (d)  (1)    Amendment to Schedule A of the Participation
                             Agreement by and between AUSA Life Insurance
                             Company, Inc. and Endeavor Series Trust. Note
                             12

                 (d)  (2)    Form of Termination of Participation Agreement
                             among Transamerica Life Insurance Company, AUSA
                             Life Insurance Company, Inc., Peoples Benefit Life
                             Insurance Company, on their own behalf and on behalf of their separate accounts, Endeavor Series
                             Trust and Endeavor Management Co. Note 14.


            (8)  (e)         Form of Participation Agreement (Transamerica).
                             Note 13.

            (8)  (e) (1)     Form of Addendum to Participation Agreement
                             (Transamerica) Note 13.

            (8)  (f)         Participation Agreement among Variable Insurance
                             Products Fund, Fidelity Distributors Corporation and AUSA Life Insurance Company, Inc. Note 13.

            (8)  (f)  (1)    Amendment No. 1 to Participation Agreement among
                             Variable Insurance Products Fund, Fidelity
                             Distributors Corporation and AUSA Life Insurance
                             Company, Inc. Note 13.

            (8)  (g)         Participation Agreement among Variable Insurance
                             Products Fund II, Fidelity Distributors Corporation and AUSA Life Insurance Company, Inc. Note 13.

            (8)  (g)  (1)    Amendment No. 1 to Participation Agreement among
                             Variable Insurance Products Fund II, Fidelity
                             Distributors Corporation and AUSA Life Insurance
                             Company, Inc. Note 13.

            (8)  (h)         Participation Agreement by and between Janus Aspen
                             Series and AUSA Life Insurance Company, Inc. Note
                             12.

            (8)  (i)         Participation Agreement among Variable Insurance
                             Products Fund III, Fidelity Distributors
                             Corporation and AUSA Life Insurance Company, Inc.
                             Note 13.

            (8)  (i)  (1)    Amendment No. 1 to Participation Agreement among
                             Variable Insurance Products Fund III, Fidelity
                             Distributors Corporation and AUSA Life Insurance
                             Company, Inc. Note 13.

            (8)  (j)         Form of Participation Agreement by and among AUSA
                             Life Insurance Company, Inc., AFSG Securities
                             Corporation, Alliance Capital Management L.P. and
                             Alliance Fund Distributors, Inc. Note 13.

            (8)  (k)         Form of Participation Agreement by and among AIM
                             Variable Insurance Funds, Inc., AUSA Life Insurance
                             Company, Inc. on behalf of itself and its separate accounts, and AFSG Securities Corporation Note
                             14.


            (8)  (l)         Form of Participation Agreement among MFS Variable
                             Insurance Trust, AUSA Life Insurance Company, Inc.
                             and Massachusetts Financial Services Company. Note
                             14.


             (9) (a) Opinion and Consent of Counsel. Note 2.

                     (b)     Consent of Counsel.  Note 2.



                (10) (a)     Consent of Independent Auditors.  Note 14.




                     (b)     Opinion and Consent of Actuary Note 7.

                (11)         Not Applicable.

                (12)         Not Applicable.

                (13)         Performance Data Calculations.  Note 8.


                (14) Powers of Attorney. Note 2. (C.H. Verhagen, L.G. Brown, W.L. Busler, J.R. Dykhouse, S.E. Frushtick, C.T. Hanson, B.L. Jenkins, V.F. Mihaic, P.P. Post, T.A. Schlossberg, E.K. Warren, R.J. Kontz) Note 3. (William Brown, Jr., Colette Vargas), (Brenda K. Clancy) Note 4. (M. Abrahms,
                        J. Byrne, Jr., R.S. Rubinstein, R.F. Colby, P.S. Baird)
                        Note 14.


           Note 1. Filed with the initial filing of this Form N-4 Registration Statement (File No. 33-83560) on September 1, 1994.

           Note 2. Filed with Pre-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 33-83560) on December 21, 1994.


           Note 3. Filed with Post-Effective Amendment No.3 to Form N-4 Registration Statement (File No. 33-83560) on April 24, 1996.

           Note 4. Filed with Post-Effective Amendment No. 4 to Form N-4 Registration Statement (File No. 33-83560) on April 30, 1997.

           Note 5. Filed with Post-Effective Amendment No. 5 to Form N-4 Registration Statement (File No. 33-83560) on September 26, 1997.


           Note 6. Filed with Post-Effective Amendment No. 6 to Form N-4 Registration Statement (File No. 33-83560) on November 24, 1997.

           Note 7. Filed with Post-Effective Amendment No. 7 to Form N-4 Registration Statement (File No. 33-83560) on April 29, 1998.

           Note 8. Filed with Post-Effective Amendment No. 9 to Form N-4 Registration Statement (File No. 33-83560) on April 29, 1999.

           Note 9. Incorporated by reference to Pre-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 333-07509) on December 6, 1996.

           Note 10. Incorporated by reference to Post-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 333-07509) on April 29, 1997.

           Note 11. Filed with Post-Effective Amendment No.10 to this Form N-4 Registration Statement (33-83560) on April 28, 2000.


           Note 12. Filed with Post-Effective Amendment No. 11 to this Form N-4 Registration Statement (33-83560) on October 3, 2000.


           Note 13. Filed with Post Effective Amendment No. 12 to Form N-4 Registration Statement (33-83560) on April 27, 2001.

           Note 14.  Filed herewith.

           Note 15.  To be filed by Amendment.


Item 25.        Directors and Officers of the Depositor



                                             Principal
                                             Positions
Name and                                     and Offices with
Business Address                                Depositor
----------------                                ---------

        Tom A. Schlossberg                 Director, Chairman of the Board
        4 Manhattanville Road              and President
        Purchase, NY  10577

        William L. Busler                  Director and Vice President
        4333 Edgewood Road NE
        Cedar Rapids, IA  52499

        Patrick S. Baird                   Vice President and Chief Financial
        4333 Edgewood Road NE              Officer
        Cedar Rapids, IA  52499

        William Brown, Jr                  Director
        14 Windward Avenue
        White Plains, NY 10605

        Jack D. Dykhouse                   Director and Vice President
        2705 Brown Trail, Suite 302
        Bedford, TX 76021

        Steven E. Frushtick                Director
        500 5th Avenue
        New York, NY 10110

        Marc Abrahms                       Director
        375 Willard Avenue
        Newington, CT 06111

        James Byrne, Jr.                   Director
        130 Liberty St., 31st Floor
        New York, NY 10006

        Robert S. Rubinstein               Director, Vice President and
        100 Manhattanville Road            Assistant Secretary
        New York, NY 10577

        Peter P. Post                      Director
        415 Madison Avenue, 2nd Floor
        New York, NY 10017-1163

        Craig D. Vermie                    Secretary
        4333 Edgewood Road NE
        Cedar Rapids, IA  52499

        Colette Vargas                     Director and Chief Actuary
        4 Manhattanville Road
        Purchase, NY  10577

        Brenda K. Clancy                   Treasurer
        4333 Edgewood Road NE
        Cedar Rapids, Iowa 52499

        Robert F. Colby                    Director, Vice President
        4 Manhattanville Road              and Assistant Secretary
        Purchase, NY 10577

        Cort H. Verhagen                   Director
        51 JFK Parkway
        Short Hills, NJ 07078

        E. Kirby Warren                    Director
        Laurel Road
        P.O Box 146
        Tuxedo Park, NY 10987-0146

Item 26. Persons Controlled by or under Common Control With the Depositor or Registrant.

Name                                  Jurisdiction of        Percent of Voting Securities
                                      Incorporation          Owned                                Business
AEGON USA, Inc.                       Iowa                   AEGON U.S. Holding Corporation,      Holding company
                                                             AEGON U.S. Corporation

RCC North America, L.L.C.             Delaware               100% AEGON USA, Inc.                 Real estate

Transamerica Holding Company, L.L.C.  Delaware               100% AEGON USA, Inc.                 Holding Company

AEGON Funding Corp.                   Delaware               100% Transamerica Holding Company,   Issue debt
                                                             L.L.C.                               securities-net proceeds
                                                                                                  used to make loans to
                                                                                                  affiliates

First AUSA Life Insurance Company     Maryland               100% Transamerica Holding Company,   Insurance holding
                                                             L.L.C.                               company

AUSA Life Insurance Company, Inc.     New York               100% First AUSA Life Insurance       Insurance
                                                             Company

Life Investors Insurance Company of   Iowa                   100% First AUSA Life Ins. Co.        Insurance
 America

Apple Partners of Iowa, L.L.C.        Iowa                   100% LICCA                           Apple production,
                                                                                                  packing, storage and
                                                                                                  sales

Life Investors Alliance, LLC          Delaware               100% LIICA                           Purchase, own, and hold
                                                                                                  the equity interest of
                                                                                                  other entities

Transamerica Life Insurance Company   Iowa                   100% First AUSA Life Ins. Co.        Insurance

AEGON Financial Services Group, Inc.  Minnesota              100% Transamerica Life Insurance     Marketing
                                                             Co.

AEGON Assignment Corporation of       Kentucky               100% AEGON Financial Services        Administrator of
 Kentucky                                                    Group, Inc.                          structured settlements

AEGON Assignment Corporation          Illinois               100% AEGON Financial Services        Administrator of
                                                             Group, Inc.                          structured settlements

Transamerica Financial                Minnesota              100% AEGON Financial Services        Life insurance and
 Institutions, Inc.                                          Group, Inc.                          underwriting services

Southwest Equity Life Ins. Co.        Arizona                100% of Common Voting Stock First    Insurance
                                                             AUSA Life Ins. Co.

Name                                  Jurisdiction of        Percent of Voting Securities
                                      Incorporation          Owned                                Business
Iowa Fidelity Life Insurance Co.      Arizona                100% of Common Voting Stock First    Insurance
                                                             AUSA Life Ins. Co.

Western Reserve Life Assurance Co.    Ohio                   100% First AUSA Life Ins. Co.        Insurance
 of Ohio

WRL Insurance Agency, Inc.            California             100% Western Reserve Life            Insurance Agency
                                                             Assurance Co. of Ohio

WRL Insurance Agency of Alabama,      Alabama                100% WRL Insurance Agency, Inc.      Insurance Agency
 Inc.

WRL Insurance Agency of               Massachusetts          100% WRL Insurance Agency, Inc.      Insurance Agency
 Massachusetts, Inc.

WRL Insurance Agency of Nevada, Inc.  Nevada                 100% WRL Insurance Agency, Inc.      Insurance Agency

WRL Insurance Agency of Texas, Inc.   Texas                  Record shareholder Daniel DeMarco    Insurance Agency

WRL Insurance Agency of Wyoming       Wyoming                100% WRL Insurance Agency, Inc.      Insurance Agency

AEGON/Transamerica Series Fund, Inc.  Maryland               Various                              Mutual fund

AEGON/Transamerica Fund Services,     Florida                100% Western Reserve Life            Provides administration
 Inc.                                                        Assurance Co. of Ohio                for affiliated mutual
                                                                                                  fund

AEGON/Transamerica Fund Advisors,     Florida                100% Western Reserve Life            Registered investment
 Inc.                                                        Assurance Co. of Ohio                advisor

World Financial Group Insurance       California             100% Western Reserve Life            Insurance agency
 Agency, Inc.                                                Assurance Co. of Ohio

World Financial Group Insurance       Alabama                100% World Financial Group           Insurance Agency
 Agency of Alabama, Inc.                                     Insurance Agency, Inc.

World Financial Group Insurance       Ohio                   100% World Financial Group           Insurance agency
 Agency of Ohio, Inc.                                        Insurance Agency, Inc.

World Financial Group Insurance       Massachusetts          100% World Financial Group           Insurance Agency
 Agency of Massachusetts, Inc.                               Insurance Agency, Inc.

WFG Insurance Agency of Texas, Inc.   Texas                  Record Shareholder Jack Linder       Insurance Agency

World Financial Group Insurance       Hawaii                 100% World Financial Group           Insurance Agency
 Agency of Hawaii, Inc.                                      Insurance Agency, Inc.

Name                                  Jurisdiction of        Percent of Voting Securities
                                      Incorporation          Owned                                Business
World Financial Group Insurance       Nevada                 100% World Financial Group           Insurance Agency
 Agency of Nevada, Inc.                                      Insurance Agency, Inc.

World Financial Group Insurance       New Mexico             100% World Financial Group           Insurance Agency
 Agency of New Mexico, Inc.                                  Insurance Agency, Inc.

World Financial Group Insurance       Wyoming                100% World Financial Group           Insurance Agency
 Agency of Wyoming                                           Insurance Agency, Inc.

AEGON Equity Group, Inc.              Florida                100% Western Reserve Life            Insurance Agency
                                                             Assurance Co. of Ohio

Monumental General Casualty Co.       Maryland               100% First AUSA Life Ins. Co.        Insurance

United Financial Services, Inc.       Maryland               100% First AUSA Life Ins. Co.        General agency

Bankers Financial Life Ins. Co.       Arizona                100% First AUSA Life Ins. Co.        Insurance

The Whitestone Corporation            Maryland               100% First AUSA Life Ins. Co.        Insurance agency

Cadet Holding Corp.                   Iowa                   100% First AUSA Life Insurance       Holding company
                                                             Company

Monumental General Life Insurance     Puerto Rico            51% First AUSA Life Insurance        Insurance
 Company of Puerto Rico                                      Company
                                                             49% Baldrich & Associates of
                                                             Puerto Rico

AUSA Holding Company                  Maryland               100% Transamerica Holding Company    Holding company

Monumental General Insurance Group,   Maryland               100% AUSA Holding Co.                Holding company
 Inc.

Trip Mate Insurance Agency, Inc.      Kansas                 100% Monumental General Insurance    Sale/admin. of travel
                                                             Group, Inc.                          insurance

Monumental General Administrators,    Maryland               100% Monumental General Insurance    Provides management
 Inc.                                                        Group, Inc.                          srvcs. to unaffiliated
                                                                                                  third party
                                                                                                  administrator

National Association Management And   Maryland               100% Monumental General              Provides actuarial
 Consultant Services, Inc.                                   Administrators, Inc.                 consulting services

Monumental General Mass Marketing,    Maryland               100% Monumental General Insurance    Marketing arm for sale
 Inc.                                                        Group, Inc.                          of mass marketed
                                                                                                  insurance coverages

Transamerica Capital, Inc.            California             100% AUSA Holding Co.                Broker/Dealer

Name                                  Jurisdiction of        Percent of Voting Securities
                                      Incorporation          Owned                                Business
Universal Benefits Corporation        Iowa                   100% AUSA Holding Co.                Third party
                                                                                                  administrator

Investors Warranty of America, Inc.   Iowa                   100% AUSA Holding Co.                Provider of automobile
                                                                                                  extended maintenance
                                                                                                  contracts

Massachusetts Fidelity Trust Co.      Iowa                   100% AUSA Holding Co.                Trust company

Money Services, Inc.                  Delaware               100% AUSA Holding Co.                Provides financial
                                                                                                  counseling for
                                                                                                  employees and agents of
                                                                                                  affiliated companies

ADB Corporation, L.L.C.               Delaware               100% Money Services, Inc.            Special purpose limited
                                                                                                  Liability company

ORBA Insurance Services, Inc.         California             26.91% Money Services, Inc.          Insurance agency

Great Companies L.L.C.                Iowa                   30% Money Services, Inc.             Markets & sells mutual
                                                                                                  funds & individually
                                                                                                  managed accounts

AEGON USA Travel and Conference       Iowa                   100% Money Services                  Travel and Conference
 Services, L.L.C.                                                                                 Services

Roundit, Inc.                         Maryland               50% AUSA Holding Co.                 Financial services

Zahorik Company, Inc.                 California             100% AUSA Holding Co.                Broker-Dealer

ZCI, Inc.                             Alabama                100% Zahorik Company, Inc.           Insurance agency

Zahorik Texas, Inc.                   Texas                  100% Zahorik Company, Inc.           Insurance agency

Long, Miller & Associates, L.L.C.     California             33-1/3% AUSA Holding Co.             Insurance agency

AEGON Asset Management Services,      Delaware               100% AUSA Holding Co.                Registered investment
 Inc.                                                                                             advisor

World Group Securities, Inc.          Delaware               100% AEGON Asset Management          Broker-Dealer
                                                             Services, Inc.

World Financial Group, Inc.           Delaware               100% AEGON Asset Management          Marketing
                                                             Services, Inc.

Intersecurities, Inc.                 Delaware               100% AUSA Holding Co.                Broker-Dealer

Associated Mariner Financial Group,   Michigan               100% Intersecurities, Inc.           Holding co./management
 Inc.                                                                                             services

Name                                  Jurisdiction of        Percent of Voting Securities
                                      Incorporation          Owned                                Business
Associated Mariner Ins. Agency of     Massachusetts          100% Associated Mariner Agency,      Insurance agency
 Massachusetts, Inc.                                         Inc.

Associated Mariner Agency Ohio, Inc.  Ohio                   100% Associated Mariner Agency,      Insurance agency
                                                             Inc.

Associated Mariner Agency Texas,      Texas                  100% Associated Mariner Agency,      Insurance agency
 Inc.                                                        Inc.

PIA General Partner, Inc.             Delaware               100% AUSA Holding Company            General Partner to PIA
                                                                                                  2001-A, L.P.

PIA 2001-A, L.P.                      Delaware               PIA General, Inc. is the General     Private placement
                                                             Partner                              investment limited
                                                                                                  partnership

Idex Investor Services, Inc.          Florida                100% AUSA Holding Co.                Shareholder services

Idex Management, Inc.                 Delaware               100% AUSA Holding Co.                Investment advisor

IDEX Mutual Funds                     Massachusetts          Various                              Mutual fund

Diversified Investment Advisors,      Delaware               100% AUSA Holding Co.                Registered investment
 Inc.                                                                                             advisor

Diversified Investors Securities      Delaware               100% Diversified Investment          Broker-Dealer
 Corp.                                                       Advisors, Inc.

George Beram & Company, Inc.          Massachusetts          100% Diversified Investment          Employee benefit and
                                                             Advisors, Inc.                       actuarial consulting

Creditor Resources, Inc.              Michigan               100% AUSA Holding Co.                Credit insurance

CRC Creditor Resources Canadian       Canada                 100% Creditor Resources, Inc.        Insurance agency
 Dealer Network Inc.

Premier Solutions Group, Inc.         Maryland               100% Creditor Resources, Inc.        Insurance agency

AEGON USA Investment Management,      Iowa                   100% Transamerica Holding Company,   Investment advisor
 LLC.                                                        L.L.C.

AEGON USA Realty Advisors, Inc.       Iowa                   100% AUSA Holding Co.                Provides real estate
                                                                                                  administrative and real
                                                                                                  estate investment
                                                                                                  services

AEGON USA Real Estate Services, Inc.  Delaware               100% AEGON  USA Realty Advisors,     Real estate and
                                                             Inc.                                 mortgage holding company

Name                                  Jurisdiction of        Percent of Voting Securities
                                      Incorporation          Owned                                Business
QSC Holding, Inc.                     Delaware               100% AEGON USA Realty Advisors,      Real estate and
                                                             Inc.                                 financial software
                                                                                                  production and sales

Realty Information Systems, Inc.      Iowa                   100% AEGON USA Realty Advisors, Inc  Information Systems for
                                                                                                  real estate investment
                                                                                                  management

USP Real Estate Investment Trust      Iowa                   12.89% First AUSA Life Ins. Co.      Real estate investment
                                                             13.11% PFL Life Ins. Co.             trust
                                                             4.86% Bankers United Life
                                                             Assurance Co.

RCC Properties Limited Partnership    Iowa                   AEGON USA Realty Advisors, Inc. is   Limited Partnership
                                                             General Partner and 5% owner

Commonwealth General Corporation      Delaware               100% AEGON U.S. Corporation          Holding company
 ("CGC")

AFSG  Securities Corporation          Pennsylvania           100% CGC                             Broker-Dealer

Benefit Plans, Inc.                   Delaware               100% CGC                             TPA for Peoples
                                                                                                  Security Life Insurance
                                                                                                  Company

AEGON Alliances, Inc.                 Virginia               100% Benefit Plans, Inc.             General agent

Capital 200 Block Corporation         Delaware               100% CGC                             Real estate holdings

AEGON Structured Settlements, Inc.    Kentucky               100% CGC                             Administrator of
                                                                                                  structured settlements

AEGON Institutional Markets, Inc.     Delaware               100% CGC                             Provider of investment,
                                                                                                  marketing and admin.
                                                                                                  Services to ins. cos.

Ampac Insurance Agency, Inc.          Pennsylvania           100% CGC                             Provider of management
(EIN 23-1720755)                                                                                  support services

Compass Rose Development Corporation  Pennsylvania           100% Ampac Insurance Agency, Inc.    Special-purpose
                                                                                                  subsidiary

Financial Planning Services, Inc.     Dist. Columbia         100% Ampac Insurance Agency, Inc.    Special-purpose
                                                                                                  subsidiary

Frazer Association Consultants, Inc.  Illinois               100% Ampac Insurance Agency, Inc.    TPA license-holder

Name                                  Jurisdiction of        Percent of Voting Securities
                                      Incorporation          Owned                                Business
National Home Life Corporation        Pennsylvania           100% Ampac Insurance Agency, Inc.    Special-purpose
                                                                                                  subsidiary

Valley Forge Associates, Inc.         Pennsylvania           100% Ampac Insurance Agency, Inc.    Furniture & equipment
                                                                                                  lessor

Veterans Benefits Plans, Inc.         Pennsylvania           100% Ampac Insurance Agency, Inc.    Administrator of group
                                                                                                  insurance programs

Veterans Insurance Services, Inc.     Delaware               100% Ampac Insurance Agency, Inc.    Special-purpose
                                                                                                  subsidiary

Academy Insurance Group, Inc.         Delaware               100% CGC                             Holding company

Academy Life Insurance Co.            Missouri               100% Academy Insurance Group, Inc.   Insurance company

Pension Life Insurance Company of     New Jersey             100% Academy Life Insurance Company  Insurance company
 America

FED Financial, Inc.                   Delaware               100% Academy Insurance Group, Inc.   Special-purpose
                                                                                                  subsidiary

Ammest Massachusetts Insurance        Massachusetts          100% Academy Insurance Group, Inc.   Special-purpose
 Agency, Inc.                                                                                     subsidiary

Ammest Realty, Inc.                   Pennsylvania           100% Academy Insurance Group, Inc.   Special-purpose
                                                                                                  subsidiary

Ampac,  Inc.                          Texas                  100% Academy Insurance Group, Inc.   Managing general agent

Ampac Insurance Agency, Inc.          Pennsylvania           100% Academy Insurance Group, Inc.   Special-purpose
(EIN 23-2364438)                                                                                  subsidiary

Force Financial Group, Inc.           Delaware               100% Academy Insurance Group, Inc.   Special-purpose
                                                                                                  subsidiary

Force Financial Services, Inc.        Massachusetts          100% Force Fin. Group, Inc.          Special-purpose
                                                                                                  subsidiary

Military Associates, Inc.             Pennsylvania           100% Academy Insurance Group, Inc.   Special-purpose
                                                                                                  subsidiary

NCOAA Management Company              Texas                  100% Academy Insurance Group, Inc.   Special-purpose
                                                                                                  subsidiary

NCOA Motor Club, Inc.                 Georgia                100% Academy Insurance Group, Inc.   Automobile club

Unicom Administrative Services, Inc.  Pennsylvania           100% Academy Insurance Group, Inc.   Provider of admin.
                                                                                                  services

Name                                  Jurisdiction of        Percent of Voting Securities
                                      Incorporation          Owned                                Business
Unicom Administrative Services, GmbH  Germany                100%Unicom Administrative            Provider of admin.
                                                             Services, Inc.                       services

Capital General Development           Delaware               100% CGC                             Holding company
 Corporation

Monumental Life Insurance Company     Maryland               73.23% Capital General Development   Insurance company
                                                             Company
                                                             26.77% First AUSA Life Insurance
                                                             Company

Exchange Management Services, Inc.    Missouri               100% Monumental Life Insurance       Management company
                                                             Company

AEGON Direct Marketing Services,      Maryland               100% Monumental Life Insurance       Marketing company
 Inc.                                                        Company

Peoples Benefit Life Insurance        Iowa                   3.7% CGC                             Insurance company
 Company                                                     20.0% Capital Liberty, L.P.
                                                             76.3% Monumental Life Insurance
                                                             Company

Veterans Life Insurance Co.           Illinois               100% Transamerica Holding Company,   Insurance company
                                                             L.L.C.

Peoples Benefit Services, Inc.        Pennsylvania           100% Veterans Life Ins. Co.          Special-purpose
                                                                                                  subsidiary

Coverna Direct Insurance Insurance    Maryland               100% Peoples Benefit Life            Insurance agency
 Agency, Inc.                                                Insurance Company

Ammest Realty Corporation             Texas                  100% Monumental Life Insurance       Special purpose
                                                             Company                              subsidiary

JMH Operating Company, Inc.           Mississippi            100% Peoples Benefit Life            Real estate holdings
                                                             Insurance Company

Capital Liberty, L.P.                 Delaware               99.0% Monumental Life Insurance      Holding Company
                                                             Company
                                                             1.0% CGC

Consumer Membership Services, Inc.    Delaware               100% Commonwealth General            Credit Card Protection
                                                             Corporation

Global Premier Reinsurance Company,   British Virgin         100% Commonwealth General            Insurance and
 LTD.                                 Islands                Corporation                          Reinsurance company

Health Benefits Services, Inc.        Delaware               100% Commonwealth General            Health discount plan
                                                             Corporation

Quest Membership Services, Inc.       Delaware               100% Commonwealth General            Travel discount plan
                                                             Corporation

Name                                  Jurisdiction of        Percent of Voting Securities
                                      Incorporation          Owned                                Business
Stonebridge Group, Inc.               Delaware               100% Commonwealth General            General purpose
                                                             Corporation                          corporation

J.C. Penney Life Insurance            Vermont                100% Commonwealth General            Insurance
 Corporation                                                 Corporation

Stonebridge Insurance Company         Wisconsin              100% J.C. Penney Life Insurance      Insurance
                                                             Company

Insurance Consultants, Inc.           Nebraska               100% Commonwealth General            Brokerage
                                                             Corporation

ICON Partners Limited                 United Kingdom         100% Insurance Consultants, Inc.     Marketing company

J.C. Penney Casualty Insurance        Ohio                   100% Commonwealth General            Insurance
 Company                                                     Corporation

AEGON N.V.                            Netherlands            51.27% of Vereniging                 Holding Company
                                                             AEGON Netherlands
                                                             Membership Association

Groninger Financieringen B.V.         Netherlands            Held through AEGON Nevak Holding     Holding Company
                                                             B.V.

AEGON Nederland N.V.                  Netherlands            100% AEGON N.V.                      Holding Company

AEGON Nevak Holding B.V.              Netherlands            100% AEGON N.V.                      Holding Company

AEGON Derivatives                     Netherlands            100% AEGON N.V.                      Holding Company

AEGON International N.V.              Netherlands            100% AEGON N.V.                      Holding Company

AEGON Trust Advisory Board Members:   Delaware               100% AEGON International N.V.        Manage assets of AEGON
K.J.Storm                                                                                         U.S. Holding Corporation
Donald J. Shepard
Joseph Streppel
Dennis Hersch

AEGON U.S. Holding Corporation        Delaware               100% AEGON Trust                     Holding company

AEGON DMS Holding B.V.                Netherlands            100% AEGON International N.V.        Holding company

JCPenney Financial & Marketing        Korea                  100% AEGON DMS Holding B.V.          Marketing
 Services Group LTD

JCPenney Direct Marketing Services    Japan                  100% AEGON DMS Holding B.V.          Marketing
 Japan K.K.

Canadian Premier Holdings LTD         Canada                 100% AEGON DMS Holding B.V.          Holding company

Name                                  Jurisdiction of        Percent of Voting Securities
                                      Incorporation          Owned                                Business
Canadian Premier Life Insurance       Canada                 100% Canadian Premier Holdings LTD   Holding company
 Company

Legacy General Insurance Company      Canada                 100% Canadian Premier Life           Insurance
                                                             Insurance Company

Cornerstone International Holdings    United Kingdom         100% AEGON DMS Holding B.V.          Holding company
 LTD

Cornerstone International Marketing   United Kingdom         100% Cornerstone International       Marketing company
 LTD                                                         Holdings, LTD

Stonebridge International Insurance   United Kingdom         100% Cornerstone International       Insurance company
 LTD                                                         Marketing, LTD

JCPenney Direct Asia Pacific Pty LTD  Australia              100% AEGON DMS Holding B.V.          Holding company

JCPenney Direct Service Asia          Australia              100% JCPenney Direct Asia Pacific    Operations company
 Pacific Pty LTD                                             Pty LTD

JCPenney Insurance Marketing Asia     Australia              100% JcPenney Direct Asia Pacific    Marketing company
 Pacific Pty LTD                                             Pty LTD

Short Hills Management Company        New Jersey             100% AEGON U.S. Holding Corporation  Insurance Agent

COPRA Reinsurance Company             New York               100% AEGON U.S.                      Reinsurance
                                                             Holding Corporation

AEGON Management Company              Indiana                100% AEGON U.S.                      Insurance holding
                                                             Holding Corporation                  company

AEGON U.S. Corporation                Iowa                   100% AEGON U.S. Holding Corporation  Holding company

Transamerica Corporation ("TAC")      Delaware               100% AEGON NV                        Major interest in
                                                                                                  insurance and finance

AEGON Funding Corp. II                Delaware               100% TAC                             Commercial paper
                                                                                                  insurance

Transamerica Pacific Insurance        Hawaii                 100% TAC                             Life insurance
 Company, Ltd.

TREIC Enterprises, Inc.               Delaware               100% TFC                             Investments

Terrapoint, LLC                       Delaware               50% TREIC Enterprises, Inc.          Data Processing

ARC Reinsurance Corporation           Hawaii                 100% Transamerica Corp.              Property & Casualty
                                                                                                  Insurance

Inter-America Corporation             California             100% Transamerica Corp.              Insurance Broker

Name                                  Jurisdiction of        Percent of Voting Securities
                                      Incorporation          Owned                                Business
Pyramid Insurance Company, Ltd.       Hawaii                 100% Transamerica Corp.              Property & Casualty
                                                                                                  Insurance

Transamerica Business Tech Corp.      Delaware               100% Transamerica Corp.              Telecommunications and
                                                                                                  data processing

Transamerica CBO I, Inc.              Delaware               100% Transamerica Corp.              Owns and manages a pool
                                                                                                  of high-yield bonds

Transamerica Corporation (Oregon)     Oregon                 100% Transamerica Corp.              Name holding only -
                                                                                                  Inactive

Transamerica Finance Corp.            Delaware               100% Transamerica Corp.              Commercial & Consumer
                                                                                                  Lending & equipment
                                                                                                  leasing

Transamerica Public Finance, LLC      Delaware               70% TCFCI, 30% TFC                   Finance

TFC Properties, Inc.                  Delaware               100% Transamerica Finance Corp.      Holding Company

Transamerica Retirement               Delaware               100% TFC Properties, Inc.            Own property
 Communities, S.F., Inc.

Transamerica Retirement               Delaware               100% TFC Properties, Inc.            Own property
 Communities, S.J., Inc.

TA Leasing Holding Co., Inc.          Delaware               100% Transamerica Finance Corp.      Holding company

Trans Ocean Ltd.                      Delaware               100% TA Leasing Holding Co. Inc.     Holding company

Trans Ocean Container Corp. ("TOCC")  Delaware               100% Trans Ocean Ltd.                Intermodal leasing

SpaceWise Inc.                        Delaware               100% TOCC                            Intermodal leasing

Trans Ocean Container Finance Corp.   Delaware               100% TOL                             Intermodal leasing

Trans Ocean Leasing Deutschland GmbH  Germany                100% TOCC                            Intermodal leasing

Trans Ocean Leasing PTY Ltd.          Austria                100% TOCC                            Intermodal leasing

Trans Ocean Management S.A.           Switzerland            100% TOCC                            Intermodal leasing

Trans Ocean Regional Corporate        California             100% TOCC                            Holding company
 Holdings

Trans Ocean Tank Services Corp.       Delaware               100% TOCC                            Intermodal leasing

Name                                  Jurisdiction of        Percent of Voting Securities
                                      Incorporation          Owned                                Business
Transamerica Leasing Inc.             Delaware               100% TA Leasing Holding Co.          Leases & Services
                                                                                                  intermodal equipment

Transamerica Leasing Holdings Inc.    Delaware               100% Transamerica Leasing Inc.       Holding company
 ("TLHI")

Greybox Logistics Services Inc.       Delaware               100% TLHI                            Intermodal leasing

Greybox L.L.C. ("G")                  Delaware               100% TLHI                            Intermodal freight
                                                                                                  container interchange
                                                                                                  facilitation service

Transamerica Trailer Leasing S.N.C.   France                 100% Greybox L.L.C.                  Leasing

Greybox Services Limited              U.K.                   100% TLHI                            Intermodal leasing

Intermodal Equipment, Inc.            Delaware               100% TLHI                            Intermodal leasing

Transamerica Leasing N.V.             Belg.                  100% Intermodal Equipment Inc.       Leasing

Transamerica Leasing SRL              Italy                  100% Intermodal Equipment Inc.       Leasing

Transamerica Distribution Services,   Delaware               100% TLHI                            Dormant
 Inc.

Transamerica Leasing Coordination     Belg.                  100% TLHI                            Leasing
 Center

Transamerica Leasing do Brasil Ltda.  Braz.                  100% TLHI                            Container Leasing

Transamerica Leasing GmbH             Germany                100% TLHI                            Leasing

Transamerica Trailer Leasing Sp.      Poland                 100% TLHI                            Leasing
 z.o.o

Transamerica Leasing Limited          U.K.                   100% TLHI                            Leasing

ICS Terminals (UK) Limited            U.K.                   100% Transamerica Leasing Limited    Leasing

Transamerica Leasing Pty. Ltd.        Australia              100% TLHI                            Leasing

Transamerica Leasing (Canada) Inc.    Canada                 100% TLHI                            Leasing

Transamerica Leasing (HK) Ltd.        H.K.                   100% TLHI                            Leasing

Transamerica Leasing (Proprietary)    S. Africa              100% TLHI                            In Liquidation -
 Limited                                                                                          Intermodal leasing

Transamerica Trailer Holdings I Inc.  Delaware               100% TLHI                            Holding company

Name                                  Jurisdiction of        Percent of Voting Securities
                                      Incorporation          Owned                                Business
Transamerica Trailer Holdings II      Delaware               100% TLHI                            Holding company
 Inc.

Transamerica Trailer Holdings III     Delaware               100% TLHI                            Holding company
 Inc.

Transamerica Trailer Leasing AB       Swed.                  100% TLHI                            Leasing

Transamerica Trailer Leasing AG       Switzerland            100% TLHI                            Leasing

Transamerica Trailer Leasing A/S +    Denmark                100% TLHI                            Leasing
 C66

Transamerica Trailer Leasing GmbH     Germany                100% TLHI                            Leasing

Transamerica Trailer Leasing          Belgium                100% TLHI                            Leasing
 (Belgium) N.V.

Transamerica Trailer Leasing          Netherlands            100% TLHI                            Leasing
 (Netherlands) B.V.

Transamerica Alquiler de Trailer      Spain                  100% TLHI                            Leasing
 Spain S.L.

Transamerica Transport Inc.           New Jersey             100% TLHI                            Dormant

Transamerica Commercial Finance       Delaware               100% Transamerica Finance Corp.      Holding company
 Corporation, I ("TCFCI")

Transamerica Equipment Financial      Delaware               100% TCFCI                           Investment in Various
 Services Corporation                                                                             equipment leases and
                                                                                                  loans

BWAC Credit Corporation               Delaware               100% TCFCI                           Inactive

BWAC International Corporation        Delaware               100% TCFCI                           Retail Appliance and
                                                                                                  furniture stores

BWAC Twelve, Inc.                     Delaware               100% TCFCI                           Holding company

TIFCO Lending Corporation             Illinois               100% BWAC Twelve, Inc.               General financing

Transamerica Insurance Finance        Maryland               100% BWAC Twelve, Inc.               Insurance premium
 Corporation ("TIFC")                                                                             financing

Transamerica Insurance Finance        California             100% TIFC                            Insurance premium
 Corporation, California

Transamerica Insurance Finance        Maryland               100% TIFC                            Insurance premium
 Company (Europe)

Transamerica Insurance Finance        Ontario                100% TIFC                            Insurance premium
 Corporation, Canada                                                                              financing

Name                                  Jurisdiction of        Percent of Voting Securities
                                      Incorporation          Owned                                Business
T Holdings, Inc.                      DE                     100% TCFCI                           Holding Company

M Credit, Inc.                        Delaware               100% TCFCI                           Commercial lending

Transamerica Mezzanine Financing,     Delaware               100% T Holdings, Inc.                Holding company
 Inc.

Bay Capital Corporation               Delaware               100% M Credit, Inc.                  Special purpose
                                                                                                  corporation

Coast Funding Corporation             Delaware               100% M Credit, Inc.                  Special purpose
                                                                                                  corporation

Transamerica Small Business           Delaware               100% M Credit, Inc.                  Holding company
 Capital, Inc. ("TSBC")

Emergent Business Capital Holdings,   Delaware               100% TSBC                            Dormant
 Inc.

Gulf Capital Corporation              Delaware               100% M Credit, Inc.                  Special purpose
                                                                                                  corporation

Direct Capital Equity Investment,     Delaware               100% M Credit, Inc.                  Small business loans
 Inc.

TA Air East, Corp.                    Delaware               100% TEFSC                           Special purpose
                                                                                                  corporation

TA Air I, Corp.                       Delaware               100% TEFS                            Special purpose
                                                                                                  corporation

TA Air II, Corp.                      Delaware               100% TEFS                            Special purpose
                                                                                                  corporation

TA Air III, Corp.                     Delaware               100% TEFS                            Special purpose
                                                                                                  corporation

TA Air IV, Corp.                      Delaware               100% TEFS                            Special purpose
                                                                                                  corporation

TA Air V, Corp.                       Delaware               100% TEFS                            Special purpose
                                                                                                  corporation

TA Air VI, Corp.                      Delaware               100% TEFS                            Special purpose
                                                                                                  corporation

TA Air VII, Corp.                     Delaware               100% TEFS                            Special purpose
                                                                                                  corporation

TA Air VIII, Corp.                    Delaware               100% TEFS                            Special purpose
                                                                                                  corporation

Name                                  Jurisdiction of        Percent of Voting Securities
                                      Incorporation          Owned                                Business
TA Air IX, Corp.                      Delaware               100% TEFS                            Special purpose
                                                                                                  corporation

TA Air X, Corp.                       Delaware               100% TEFS                            Special purpose
                                                                                                  corporation

TA Air XI, Corp.                      Delaware               100% TEFS                            Special purpose
                                                                                                  corporation

TA Air XII, Corp.                     Delaware               100% TEFS                            Special purpose
                                                                                                  corporation

TA Air XIII, Corp.                    Delaware               100% TEFS                            Special purpose
                                                                                                  corporation

TA Air XIV, Corp.                     Delaware               100% TEFS                            Special purpose
                                                                                                  corporation

TA Air XV, Corp.                      Delaware               100% TEFS                            Special purpose
                                                                                                  corporation

TA Air XVI, Corp.                     Delaware               100% TEFS                            Special purpose
                                                                                                  corporation

TA Air XVII, Corp.                    Delaware               100% TEFS                            Special purpose
                                                                                                  corporation

TA Air XVIII, Corp.                   Delaware               100% TEFS                            Special purpose
                                                                                                  corporation

TA Air XIX, Corp.                     Delaware               100% TEFS                            Special purpose
                                                                                                  corporation

Transamerica Aviation 803 Corp.       Delaware               100% TEFS                            Special purpose
                                                                                                  corporation

Transamerica Aviation 400 Corp.       Delaware               100% TEFS                            Special purpose
                                                                                                  corporation

Transamerica Aviation 429/448 Corp.   Delaware               100% TEFS                            Special purpose
                                                                                                  corporation

Transamerica Aviation 630 Corp.       Delaware               100% TEFS                            Special purpose
                                                                                                  corporation

TA Steel I, LLC                       Delaware               100% TEFS                            Special purpose
                                                                                                  corporation

Transamerica Aviation 24245/24246     Delaware               100% TEFS                            Special purpose
 Corp.                                                                                            corporation

TA Heli I, Inc.                       Delaware               100% TEFS                            Special purpose
                                                                                                  corporation

Name                                  Jurisdiction of        Percent of Voting Securities
                                      Incorporation          Owned                                Business
TA Marine I, Inc.                     Delaware               100% TEFS                            Special purpose
                                                                                                  corporation

TA Marine II, Inc.                    Delaware               100% TEFS                            Special purpose
                                                                                                  corporation

TA Marine IV, Inc.                    Delaware               100% TEFS                            Special purpose
                                                                                                  corporation

TA Marine VI, Inc.                    Delaware               100% TEFS                            Special purpose
                                                                                                  corporation

TA Marine V, Inc.                     Delaware               100% TEFS                            Special purpose
                                                                                                  corporation

TA Marine III, Corp.                  Delaware               100% TEFS                            Special purpose
                                                                                                  corporation

TA Public Finance Air I, Corp.        Delaware               100% TEFS                            Special purpose
                                                                                                  corporation

TBC I, Inc.                           Delaware               100% T Holdings, Inc.                Special purpose
                                                                                                  corporation

Facta, LLP                            Delaware               100% TBC I, Inc.                     Commercial finance

TBC III, Inc.                         Delaware               100% T Holdings, Inc.                Special purpose
                                                                                                  corporation

Transcap Trade Finance                Delaware               100% TBC III, Inc.                   Commercial finance

TBC IV, Inc.                          Delaware               100% T Holdings, Inc.                Special purpose
                                                                                                  corporation

Transamerica Commercial Real Estate   Delaware               100% T Holdings, Inc.                Bridge financing
 Finance, LLC

TBC V, Inc.                           Delaware               100% T Holdings, Inc.                Special purpose
                                                                                                  corporation

Breakthrough Funding LLP              Delaware               100% TBC V, Inc.                     Commercial finance

TBC Tax I, Inc.                       Delaware               100% M Credit, Inc.                  Special purpose
                                                                                                  corporation

TBC Tax II, Inc.                      Delaware               100% M Credit, Inc.                  Special purpose
                                                                                                  corporation

TBC Tax III, Inc.                     Delaware               100% M Credit, Inc.                  Special purpose
                                                                                                  corporation

TBC Tax IV, Inc.                      Delaware               100% M Credit, Inc.                  Special purpose
                                                                                                  corporation

Name                                  Jurisdiction of        Percent of Voting Securities
                                      Incorporation          Owned                                Business
TBC Tax V, Inc.                       Delaware               100% M Credit, Inc.                  Special purpose
                                                                                                  corporation

TBC Tax VI, Inc.                      Delaware               100% M Credit, Inc.                  Special purpose
                                                                                                  corporation

TBC Tax VII, Inc.                     Delaware               100% M Credit, Inc.                  Special purpose
                                                                                                  corporation

TBC Tax VIII, Inc.                    Delaware               100% M Credit, Inc.                  Special purpose
                                                                                                  corporation

TBC Tax IX, Inc.                      Delaware               100% M Credit, Inc.                  Special purpose
                                                                                                  corporation

The Plain Company                     Delaware               100% TEFS                            Special purpose
                                                                                                  corporation

Transamerica Distribution Finance     Delaware               100% TCFCI                           Holding company
 Corporation ("TDFC")

Transamerica Accounts Holding Corp.   Delaware               100% TDFC                            Holding company

ARS Funding Corporation               Delaware               100% Transamerica Accounts Holding   Dormant
                                                             Corporation

Transamerica Commercial Finance       Delaware               100% TIFC                            Finance company
 Corporation ("TCFC")

Transamerica Acquisition              Canada                 100% TCFCC                           Holding company
 Corporation, Canada

Transamerica Distribution Finance     Delaware               100% TCFC                            Commercial Finance
 Corporation - Overseas, Inc.
 ("TDFOI")

TDF Mauritius Limited                 Mauritius              100% TDFOI                           Mauritius holding
                                                                                                  company

Transamerica Apple Distribution       India                  69.94% TDF-Mauritius, Limited        Transamerica
 Finance Public Limited                                                                           Distribution Finance
                                                                                                  Joint Venture

Inventory Funding Trust               Delaware               100% TCFC                            Delaware Business Trust

Inventory Funding Company, LLC        Delaware               100% Inventory Funding Trust         Holding company

TCF Asset Management Corporation      Colorado               100% TCFC                            A depository for
                                                                                                  foreclosed real and
                                                                                                  personal property

Name                                  Jurisdiction of        Percent of Voting Securities
                                      Incorporation          Owned                                Business
Transamerica Distribution Finance     Illinois               100% TCFC                            Special purpose
 Insurance Services, Inc.                                                                         corporation

Transamerica Distribution Finance     Mexico                 99% TCFC                             Inactive
 Factorje S.A. DE C.V.

Transamerica Joint Ventures, Inc.     Delaware               100% TCFC                            Holding company

Amana Finance                         Illinois               50% Transamerica Joint Ventures,     Commercial finance
                                                             Inc.

American Standard Financial Services  Illinois               50% Transamerica Joint Ventures,     Finance
                                                             Inc.

Penske Financial Services LLC         Delaware               50% Transamerica Joint Ventures,     Commercial finance
                                                             Inc.

Polaris Acceptance                    Illinois               50% Transamerica Joint Ventures,     Commercial finance
                                                             Inc.

Transamerica Inventory Finance        Delaware               100% TDFC                            Holding company
 Corporation ("TIFC")

Transamerica GmbH, Inc.               Delaware               100% TIFC                            Holding company

Transamerica                          Netherlands            100% Trans. GmbH, Inc.               Commercial lending in
 Fincieringsmaatschappij B.V.                                                                     Europe

BWAC Seventeen, Inc.                  Delaware               100% TIFC                            Holding company

Transamerica Commercial Finance       Ontario                100% BWAC Seventeen, Inc.            Dormant
 Canada, Limited

Transamerica Commercial Finance       Canada                 100% BWAC Seventeen, Inc.            Commercial finance
 Corporation, Canada

Cantrex Group Inc.                    Quebec                 76% TACC                             Buying group and retail
                                                                                                  merchant services

2953-9087 Quebec Inc.                 Quebec                 100% Cantrex Group, Inc.             Dormant

Corbeil Electrique, Inc.              Quebec                 100% Cantrex Group, Inc.             Dormant

Prestex Marketing, Inc.               Quebec                 100% Cantrex Group, Inc.             Dormant

BWAC Twenty-One, Inc.                 Delaware               100% TIFC                            Holding company

ODBH Ltd/Harley Davidson Acceptance   United Kingdom         100% BWAC Twenty-One, Inc.           Finance

Transamerica Technology Services      United Kingdom         100% TCFL                            Inactive
 Limited

Name                                  Jurisdiction of        Percent of Voting Securities
                                      Incorporation          Owned                                Business
Transamerica Commercial Finance       U.K.                   100% Transamerica Commercial         Commercial lending
 Limited ("TCFL")                                            Holdings Limited

TDF Credit Insurance Services         U.K.                   100% TCFL                            Credit insurance
 Limited                                                                                          brokerage

Whirlpool Financial Corporation       Poland                 100% TCFL                            Inactive - commercial
 Polska Spozoo                                                                                    finance

Transamerica Commercial Holdings      U.K.                   33% BWAC Twenty-One Inc.             Holding company
 Limited

Transamerica Trailer Leasing Limited  New York               100% Transamerica Commercial         Special purpose
                                                             Holdings Limited                     corporation

Transamerica Distribution Capital     Spain                  100% Transamerica Commercial         Inactive
 Services, Iberica                                           Holdings Limited

Transamerica Commercial Finance       France                 100% TIFC                            Factoring company
 France S.A.

Transamerica GmbH                     Frankfurt, Germany     100% GmbH                            Commercial lending in
                                                                                                  Germany

Transamerica Retail Financial         Delaware               100% TDFC                            Provides retail
 Services Corporation ("TRFSC")                                                                   financing

Transamerica Bank, NA                 Delaware               100% TRFSC                           Bank

Transamerica Consumer Finance         Delaware               100% TRFSC                           Consumer finance
 Holding Company ("TCFHC")                                                                        holding company

Transamerica Mortgage Company         Delaware               100% TCFHC                           Consumer mortgages

Transamerica Consumer Mortgage        Delaware               100% TCFHC                           Securitization company
 Receivables Company

Metropolitan Mortgage Company         Florida                100% TCFHC                           Consumer mortgages

First Florida Appraisal Services,     Florida                100% Metropolitan Mtg. Co.           Appraisal and
 Inc.                                                                                             inspection services

First Georgia Appraisal Services,     Georgia                100% First FL App. Srvc, Inc.        Appraisal services
 Inc.

Freedom Tax Services, Inc.            Florida                100%. Metropolitan Mtg. Co.          Property tax
                                                                                                  information services

J.J. & W. Advertising, Inc.           Florida                100% Metropolitan Mtg. Co.           Advertising and
                                                                                                  marketing services

J.J. & W. Realty Services, Inc.       Florida                100% Metropolitan Mtg. Co.           To hold problem REO
                                                                                                  properties

Name                                  Jurisdiction of        Percent of Voting Securities
                                      Incorporation          Owned                                Business
Liberty Mortgage Company of  Ft.      Florida                100% Metropolitan Mtg. Co.           No active business/Name
 Myers, Inc.                                                                                      holding only

Metropolis Mortgage Company           Florida                100% Metropolitan Mtg. Co.           No active business/Name
                                                                                                  holding only

Perfect Mortgage Company              Florida                100% Metropolitan Mtg. Co.           No active business/Name
                                                                                                  holding only

Transamerica Vendor Financial         Delaware               100% TDFC                            Provides commercial
 Service Corporation                                                                              leasing

Transamerica Distribution Finance     Mexico                 99% TCFC                             Holding company in
 Corporation de Mexico S. de R.L.                                                                 Mexican subsidiaries
 de C.V.

TDF de Mexico S. de R.L. de C.V.      Mexico                 99% TDFC Mex                         Service company for
                                                                                                  Whirlpool receivables

Transamerica Corporate Services De    Mexico                 99% TDFC Mex                         Holds employees
 Mexico S. de R.L. de CV

Transamerica Distribution Finance     Mexico                 99% TCFC                             Finance company
 Factorje S.A. de C.V.

Transamerica Distribution Finance     Illinois               100% TCFC                            Finance company
 Insurance Services, Inc.

Transamerica Flood Hazard             Delaware               100% TFC                             Flood Zone
 Certification, Inc.                                                                              certification service

Transamerica Home Loan                California             100% TFC                             Consumer mortgages

Transamerica Lending Company          Delaware               100% TFC                             In liquidation - lending

Transamerica Public Finance, LLC      Delaware               70% TFC                              Financial Services

Transamerica Financial Products,      California             100% Transamerica Corp.              Investments
 Inc.

Transamerica Insurance Corporation    Iowa                   100% TIHI                            Holding company
 ("TIC")

Plaza Insurance Sales Inc.            California             100% TIC                             Casualty insurance
                                                                                                  placement

Transamerica Advisors, Inc.           California             100% TIC                             Retail sale of
                                                                                                  investment advisory
                                                                                                  services

Name                                  Jurisdiction of        Percent of Voting Securities
                                      Incorporation          Owned                                Business
Transamerica Annuity Services Corp.   New Mexico             100% TIC                             Performs services
                                                                                                  required for structured
                                                                                                  settlements

Transamerica Financial Advisors,      Delaware               100% TIC                             Retail sale of
 Inc.                                                                                             securities products

Financial Resources Insurance         Texas                  100% Transamerica Fin. Adv.          Retail sale of
 Agency of Texas                                                                                  securities products

TBK Insurance Agency of Ohio, Inc.    Ohio                   100% Transamerica Fin Adv.           Variable insurance
                                                                                                  contract sales in state
                                                                                                  of Ohio

Transamerica Financial Resources      Alabama                100% Transamerica Fin. Adv.          Insurance agent & broker
 Agency of Alabama, Inc.

Transamerica Financial Resources      Massachusetts          100% Transamerica Fin. Adv.          Insurance agent & broker
 Ins. Agency of Massachusetts, Inc.

Transamerica International            Delaware               100% TIC                             Holding & administering
 Insurance Services, Inc. ("TIISI")                                                               foreign operations

AEGON Canada Inc. ("ACI")             Canada                 100% TIHI                            Holding company

Transamerica Life Canada              Canada                 100% ACI                             Life insurance company

Home Loans and Finance Ltd.           U.K.                   100% TIISI                           Inactive

Transamerica Occidental Life          Iowa                   100% TIC                             Life insurance
 Insurance Company ("TOLIC")

NEF Investment Company                California             100% TOLIC                           Real estate development

Transamerica China Investments        Hong Kong              99% TOLIC                            Holding company
 Holdings Limited

Transamerica Life Insurance and       N. Carolina            100% TOLIC                           Life insurance
 Annuity Company ("TALIAC")

Transamerica Assurance Company        Missouri               100% TALIAC                          Life and disability
                                                                                                  insurance

Gemini Investments, Inc.              Delaware               100% TALIAC                          Investment subsidiary

Transamerica Life Insurance Company   New York               100% TOLIC                           Insurance sales
 of New York

Transamerica South Park Resources,    Delaware               100% TOLIC                           Market analysis
 Inc.

Name                                  Jurisdiction of        Percent of Voting Securities
                                      Incorporation          Owned                                Business
Transamerica Variable Insurance Fund  Maryland               100% TOLIC                           Mutual Fund

USA Administration Services, Inc.     Kansas                 100% TOLIC                           Third party
                                                                                                  administrator

Transamerica Products, Inc. ("TPI")   California             100% TIC                             Holding company

Transamerica Products I, Inc.         California             100% TPI                             Co-general partner

Transamerica Securities Sales Corp.   Maryland               100% TIC                             Life insurance sales

Transamerica Service Company          Delaware               100% TIC                             Passive loss tax service

Transamerica International RE         Bermuda                100% TAC                             Reinsurance
 (Bermuda) Ltd.

Transamerica Intellitech, Inc.        Delaware               100% TFC                             Real estate information
                                                                                                  and technology services

Transamerica International            Delaware               100% TAC                             Holding company
 Holdings, Inc. ("TIHI")

Transamerica Investment Services,     Delaware               100% TAC                             Investment adviser
 Inc. ("TISI")

Transamerica Income Shares, Inc.      Maryland               100% TISI                            Mutual fund

Transamerica Real Estate Tax          Delaware               100% TFC                             Real estate tax
 Service, Inc.                                                                                    reporting and
                                                                                                  processing services

Transamerica Realty Services, Inc.    Delaware               100% TAC                             Real estate investments
 ("TRS")

Bankers Mortgage Company of CA        California             100% TRS                             Investment management

Pyramid Investment Corporation        Delaware               100% TRS                             Real estate company

The Gilwell Company                   California             100% TRS                             Ground lessee of 517
                                                                                                  Washington Street, San
                                                                                                  Francisco

Transamerica Affordable Housing,      California             100% TRS                             General partner LHTC
 Inc.                                                                                             Partnership

Transamerica Minerals Company         California             100% TRS                             Owner and lessor of oil
                                                                                                  and gas properties

Name                                  Jurisdiction of        Percent of Voting Securities
                                      Incorporation          Owned                                Business
Transamerica Oakmont Corporation      California             100% TRS                             General partner
                                                                                                  retirement properties

Auto Funding Services, LLC            Delaware               100% TBCC                            Commercial lending

TBCC Funding II, L.L.C.               Delaware               100% TBCC Funding Trust II           Special purpose
                                                                                                  corporation

Private Label Funding LLC             Delaware               100% TBCC Funding Trust II           Special purpose
                                                                                                  corporation

TBCC Funding Trust II                 Delaware               100% TCFCI                           Trust

TBCC Funding I, L.L.C.                Delaware               100% TBCC Funding I, LLC             Special purpose
                                                                                                  corporation

TBCC Funding Trust I                  Delaware               100% TCFCI                           Trust

Direct Capital Partners, LLC          Delaware               Various members                      Investment banking

Inland Water Transportation LLC       Delaware               100% Direct Capital Partners, L.P.   Finance barges

Direct Capital Partners, L.P.         Delaware               100% Direct Capital Partners, LLC    Investment banking

Transamerica Business Capital         Delaware               100% TCFCI                           Commercial lending
 Corporation

Transamerica Technology Finance       Delaware               100% TCFCI                           Commercial lending
 Corporation

Item 27.     Number of Policyowners


             As of December 31, 2001, there were 1,385 Owners of the
             Policies.


Item 28.     Indemnification

        The New York Code (Sections 721 et. seq.) provides for permissive
                                        --------
indemnification in certain situations, mandatory indemnification in other situations, and prohibits indemnification in certain situations. The Code also specifies procedures for determining when indemnification payments can be made.

        Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Depositor pursuant to the foregoing provisions, or otherwise, the Depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Depositor of expenses incurred or paid by a director, officer or controlling person in connection with the securities being registered), the Depositor will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


Item 29.     Principal Underwriter


             AFSG Securities Corporation
             4333 Edgewood Road, N.E.
             Cedar Rapids, IA 52499-0001

             The directors and officers of
             AFSG Securities Corporation
             are as follows:/5/

Larry N. Norman                             Ann Spaes
Director and President                      Director and Vice President

Frank A. Camp                               Darin Smith
Secretary                                   Vice President and
                                            Assistant Secretary


Lisa Wachendorf                             Linda Gilmer
Director, Vice President and Chief          Treasurer/Controller
Compliance Officer

Thomas R. Moriarty                          Teresa Stolba
Vice President                              Assistant Compliance Officer


Priscilla Hechler                           Emily Bates
Assistant Vice President and                Assistant Treasurer
Assistant Secretary


                                         Clifton Flenniken

                                            Assistant Treasurer

---------------------
/5/ The principal business address of each person listed is AFSG Securities Corporation, 4333 Edgewood Road, N.E., Cedar Rapids, IA 52499-0001.


Commissions and Other Compensation Received by Principal Underwriter.
--------------------------------------------------------------------


     AFSG Securities Corporation, the broker/dealer, received $221,572.17, $763,699.10 and $310,880.08 from the Registrant for the year ending December 31, 2001, December 31, 2000 and December 31, 1999, respectively, for its services in distributing the Policies. No other commission or compensation was received by the principal underwriter, directly or indirectly, from the Registrant during the fiscal year




AFSG Securities Corporation serves as the principal underwriter for Separate Account VA B, the Retirement Builder Variable Annuity Account, Separate Account VA A, Separate Account VA C, Separate Account VA D, Separate Account VA E, Separate Account VA F, Separate Account VA I, Separate Account VA J, Separate Account VL A and Legacy Builder Variable Life Separate Account. These accounts are separate accounts of Transamerica Life Insurance Company.

AFSG Securities Corporation serves as principal underwriter for Separate Account VA BNY, Separate Account C, AUSA Series Life Account, AUSA Series Annuity Account and AUSA Series Annuity Account B. These accounts are separate accounts of AUSA Life Insurance Company, Inc.

AFSG Securities Corporation serves as principal underwriter for Separate Account I, Separate Account II and Separate Account V. These accounts are separate accounts of Peoples Benefit Life Insurance Company.

AFSG Securities Corporation serves as principal underwriter for WRL Series Life Account, WRL Series Annuity Account and WRL Series Annuity Account B. These accounts are separate accounts of Western Reserve Life Assurance Company of Ohio.

AFSG Securities Corporation also serves as principal underwriter for Separate Account VA G, Separate Account VA H, Separate Account VA-2L and Transamerica Occidental Life Separate Account VUL-3. These accounts are separate accounts of Transamerica Occidental Life Insurance Company.

AFSG Securities Corporation also serves as principal underwriter for Separate Account VA-2LNY. This account is a separate account of Transamerica Life Insurance Company of New York.


Item 30.     Location of Accounts and Records

             The records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 to 31a-3 promulgated thereunder, are maintained by AUSA Life Insurance Company,

Inc. at 4 Manhattanville Road, Purchase, New York 10577, or its Service Office, Financial Markets Division - Variable Annuity Dept., 4333 Edgewood Road N.E., Cedar Rapids, Iowa 52499.


Item 31.     Management Services.

             All management Policies are discussed in Part A or Part B.

Item 32.     Undertakings

             (a) Registrant undertakes that it will file a post-effective amendment to this registration statement as frequently as necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as Premiums under the Policy may be accepted.

             (b) Registrant undertakes that it will include either (i) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information or (ii) a space in the Policy application that an applicant can check to request a Statement of Additional Information.

             (c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to AUSA at the address or phone number listed in the Prospectus.


             (d) AUSA Life Insurance Company hereby represents that the fees and charges deduted under the policies, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by AUSA Life Insurance Company.


Section 403(b) Representations
------------------------------

        AUSA represents that it is relying on a no-action letter dated November 28, 1988, to the American Council of Life Insurance (Ref. No. IP-6-88), regarding Sections 22(e), 27(c)(1), and 27(d) of the Investment Company Act of 1940, in connection with redeemability restrictions on
Section 403(b) Policies, and that paragraphs numbered (1) through (4) of that letter will be complied with.

                                  SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant hereby certifies that this Amendment to the Registration Statement meets the requirements for effectiveness pursuant to paragraph (b) of Rule 485 and has caused this Registration Statement to be signed on its behalf, in the City of Cedar Rapids and State of Iowa, on this 26 day of April, 2002.



                                        SEPARATE ACCOUNT VA BNY

                                        AUSA LIFE INSURANCE
                                        COMPANY, INC.
                                        Depositor

                                                                               *
                                        ----------------------------------------
                                        Tom A. Schlossberg
                                        President

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the duties indicated.


Signatures                      Title               Date
----------                      -----               ----


                       *        Director            ____________, 2002
------------------------
William Brown, Jr.


/s/ Craig D. Vermie             Secretary               April 26, 2002
------------------------
Craig D. Vermie

                       *        Director            ____________, 2002
------------------------
William L. Busler

                       *        Director            ____________, 2002
------------------------
Jack R. Dykhouse

                       *        Director            ____________, 2002
------------------------
Steven E. Frushtick

                       *        Director            ____________, 2002
------------------------
Marc Abrahms

                       *        Director            ____________, 2002
------------------------
James Byrne, Jr.

                     *          Director                  ____________, 2002
----------------------
Colette F. Vargas

                     *          Director                  ____________, 2002
----------------------
Robert S. Rubinstein

                     *          Director                  ____________, 2002
----------------------
Peter P. Post

                     *          Director                  ____________, 2002
----------------------
Robert F. Colby

                     *          Director                  ____________, 2002
----------------------          (Principal Executive Officer)
Tom A. Schlossberg

                     *          Director                  ____________, 2002
----------------------
Cor H. Verhagen

                     *          Director                  ____________, 2002
----------------------
E. Kirby Warren

                     *          Vice President and        ____________, 2002
----------------------          Chief Financial Officer
Pat S. Baird

                     *          Treasurer                 ____________, 2002
----------------------
Brenda K. Clancy

*Craig D. Vermie, Attorney-in-Fact

                                                                Registration No.
                                                                        33-83560



                       SECURITIES AND EXCHANGE COMMISSION

                            WASHINGTON, D.C.  20549

                                _______________

                                    EXHIBITS

                                       TO

                                    FORM N-4

                             REGISTRATION STATEMENT

                                     UNDER

                           THE SECURITIES ACT OF 1933

                                      FOR

                            SEPARATE ACCOUNT VA BNY

                                _______________

                                 EXHIBIT INDEX
                                 -------------

Exhibit No.  Description of Exhibit                                                  Page No.*
-----------  ---------------------------------------------------------------------   ---------
(3)(a)(2)    Form of Amendment to Principal Underwriting Agreement by and between
             AFSG Securities Corporation and AUSA Life Insurance Company, Inc.

(8)(b)(4)    Form of Amendment No. 20 to Participation Agreement among
             AEGON/Transamerica Series Fund, Inc., Transamerica Life Insurance
             Company, AUSA Life Insurance Company, Inc., Peoples Benefit Life
             Insurance Company, Transamerica Occidental Life Insurance Company and
             Transamerica Life Insurance and Annuity Company.

(8)(d)(2)    Form of Termination of Participation Agreement among Transamerica Life
             Insurance Company, AUSA Life Insurance Company, Inc., Peoples Benefit
             Life Insurance Company, on their own behalf and on behalf of their separate accounts, Endeavor Series Trust and Endeavor Management Co.

(8)(k)       Form of Participation Agreement by and among AIM Variable Insurance
             Funds, Inc., AUSA Life Insurance Company, Inc. on behalf of itself and its separate accounts, and AFSG Securities Corporation

(8)(l)       Form of Participation Agreement among MFS Variable Insurance Trust,
             AUSA Life Insurance Company, Inc. and Massachusetts Financial Services
             Company

(10)(a)      Consent of Independent Auditor

(14)         Powers of Attorney

     __________________________________

     * Page numbers included only in manually executed original.